As filed on July 14, 2003

                                                     1933 Act File No. 002-85905
                                                      1940 Act File No. 811-3826


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                       X
         Pre-Effective Amendment No.

         Post-Effective Amendment No.   38                                    X

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940               X

         Amendment No.    38                                                  X

                           INVESCO SECTOR FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)
                4350 South Monaco Street, Denver, Colorado 80237
                    (Address of Principal Executive Offices)
                  P.O. Box 173706, Denver, Colorado 80217-3706
                                (Mailing Address)

       Registrant's Telephone Number, including Area Code: (720) 624-6300

                               Glen A. Payne, Esq.
                            4350 South Monaco Street
                             Denver, Colorado 80237
                     (Name and Address of Agent for Service)
                                  ------------
                                   Copies to:
      Clifford J. Alexander, Esq.                 Ronald M. Feiman, Esq.
       Kirkpatrick & Lockhart LLP                  Mayer, Brown & Platt
    1800 Massachusetts Avenue, N.W.                   1675 Broadway
              Second Floor                    New York, New York  10019-5820
       Washington, D.C. 20036-1800
                                  ------------

Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.
It is proposed that this filing will become effective (check appropriate box) immediately upon filing pursuant to paragraph (b)

 X       on July 31, 2003 pursuant to paragraph (b)

         60 days after filing pursuant to paragraph (a)(1)
         on _________, pursuant to paragraph (a)(1)
         75 days after filing pursuant to paragraph (a)(2)
         on _________, pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

 X       this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS | JULY 31, 2003
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO SECTOR FUNDS, INC.

INVESCO ENERGY FUND--INVESTOR CLASS, CLASS A, B, C, AND K
INVESCO FINANCIAL SERVICES FUND--INVESTOR CLASS, CLASS A, B, C, AND K INVESCO GOLD & PRECIOUS METALS FUND--INVESTOR CLASS, CLASS A, B, AND C INVESCO HEALTH SCIENCES FUND--INVESTOR CLASS, CLASS A, B, C, AND K INVESCO LEISURE FUND--INVESTOR CLASS, CLASS A, B, C, AND K
INVESCO REAL ESTATE OPPORTUNITY FUND--INVESTOR CLASS, CLASS A, B AND C INVESCO TECHNOLOGY FUND--INVESTOR CLASS, CLASS A, B, C, AND K
INVESCO TELECOMMUNICATIONS FUND--INVESTOR CLASS, CLASS A, B, C, AND K INVESCO UTILITIES FUND--INVESTOR CLASS, CLASS A, B, AND C

NINE MUTUAL FUNDS DESIGNED FOR INVESTORS SEEKING CAPITAL GROWTH THROUGH TARGETED INVESTMENT OPPORTUNITIES.

INVESTOR CLASS SHARES OFFERED BY THIS PROSPECTUS ARE OFFERED ONLY TO GRANDFATHERED INVESTORS. PLEASE SEE THE SECTION OF THE PROSPECTUS ENTITLED "HOW TO BUY SHARES."

CLASS A, B, AND C SHARES ARE SOLD PRIMARILY THROUGH FINANCIAL INTERMEDIARIES. CLASS K SHARES ARE SOLD TO QUALIFIED RETIREMENT PLANS, RETIREMENT SAVINGS PROGRAMS, EDUCATIONAL SAVINGS PROGRAMS, AND WRAP PROGRAMS PRIMARILY THROUGH FINANCIAL INTERMEDIARIES.

TABLE OF CONTENTS
Investment Goals, Strategies, And Risks..................... 2
Fund Performance............................................ 5
Fees And Expenses...........................................10
Investment Risks............................................14
Principal Risks Associated With The Funds...................14
Temporary Defensive Positions...............................16
Portfolio Turnover..........................................16
Fund Management.............................................17
Portfolio Managers..........................................17
Potential Rewards...........................................18
Share Price.................................................18
How To Buy Shares...........................................19
Your Account Services.......................................23
How To Sell Shares..........................................24
Taxes.......................................................26
Dividends And Capital Gain Distributions....................26
Financial Highlights........................................27

No dealer, salesperson, or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus, and you should not rely on such other information or representations.

                             [INVESCO ICON] INVESCO(R)

The Securities and Exchange Commission has not approved or disapproved the shares of these Funds. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

INVESCO Funds Group, Inc. ("INVESCO") is the investment advisor for the Funds. Together with our affiliated companies, we at INVESCO direct all aspects of the management and sale of the Funds.

This Prospectus contains important information about the Funds' Investor Class, Class A, B, C, and, if applicable, K shares. Class A, B, and C shares are sold primarily through financial intermediaries. Class K shares are sold to qualified retirement plans, retirement savings programs, educational savings programs, and wrap programs primarily through financial intermediaries. If you invest through a financial intermediary, please contact your financial intermediary or, with respect to Class K shares, your plan or program sponsor, for detailed information on suitability and transactional issues (i.e., how to purchase or sell shares, minimum investment amounts, and fees and expenses). INVESCO Technology Fund also offers an additional class of shares through a separate Prospectus. Each of the Fund's classes has varying expenses, with resulting effects on their performance. You can choose the class of shares that is best for you, based on how much you plan to invest and other relevant factors discussed in "How To Buy Shares." To obtain additional information about the other class of Technology Fund's shares, contact A I M Distributors, Inc. ("ADI") at 1-800-347-4246.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]      INVESTMENT GOALS & STRATEGIES
[ARROWS ICON]   POTENTIAL INVESTMENT RISKS
[GRAPH ICON]    PAST PERFORMANCE
[INVESCO ICON]  WORKING WITH INVESCO
--------------------------------------------------------------------------------
[KEY ICON]  [ARROWS ICON]  INVESTMENT GOALS, STRATEGIES, AND RISKS

FACTORS COMMON TO ALL THE FUNDS

FOR MORE DETAILS ABOUT EACH FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

The Funds seek capital growth; Real Estate Opportunity, Telecommunications, and Utilities Funds also attempt to earn income for you. The Funds are actively managed. They invest primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities.

Each Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies doing business in the economic sector described by its name. At any given time, 20% of each Fund's assets is not required to be invested in the sector. To determine whether a potential investment is truly doing business in a particular sector, a company must meet at least one of the following tests:
o At least 50% of its gross income or its net sales must come from activities in the sector;
o At least 50% of its assets must be devoted to producing revenues from the sector; or
o Based on other available information, we determine that its primary business is within the sector.

INVESCO uses a research oriented "bottom-up" investment approach to create each Fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the Funds emphasize companies that INVESCO believes are strongly managed and will generate above-average long-term capital appreciation.

Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style. Value investing seeks securities, particularly stocks, that are currently undervalued by the market -- companies that are performing well, or have solid management and products, but whose stock prices do not reflect that value. Through our value process, we seek to provide reasonably consistent returns over a variety of market cycles. Value-oriented funds typically will underperform growth-oriented funds when investor sentiment favors the growth investing style.

As sector funds, each portfolio is concentrated in a comparatively narrow segment of the economy. This means a Fund's investment concentration in a sector is higher than most mutual funds and the broad securities markets. Consequently, the Funds tend to be more volatile than other mutual funds, and the value of their portfolio investments and consequently the value of an investment in a Fund tend to go up and down more rapidly.

The Funds are subject to other principal risks, as applicable, such as market, foreign securities, liquidity, derivatives, counterparty, lack of timely information, and portfolio turnover risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Funds." An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit

Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that you may lose money on your investment in a Fund.

The Funds are concentrated in these sectors:

[KEY ICON]  INVESCO ENERGY FUND -- INVESTOR CLASS, CLASS A, B, C, AND K

The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies within the energy sector. These companies include, but are not limited to, oil companies, oil and gas exploration companies, natural gas pipeline companies, refinery companies, energy conservation companies, coal, alternative energy companies, and innovative energy technology companies.

Generally, we prefer to keep the Fund's investments divided among the four main energy subsectors: major oil companies, energy services, oil and gas exploration/production companies, and natural gas pipeline companies. We adjust portfolio weightings depending on current economic conditions. Although individual security selection drives the performance of the Fund, short-term fluctuations in commodity prices may influence Fund returns and increase price fluctuations in the Fund's shares. The businesses in which we invest may be adversely affected by foreign government, federal, or state regulations on energy production, distribution, and sale.

[KEY ICON]  INVESCO FINANCIAL SERVICES FUND -- INVESTOR CLASS, CLASS A, B, C,
AND K

The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies involved in the financial services sector. These companies include, but are not limited to, banks (regional and money-centers), insurance companies (life, property and casualty, and multiline), investment and miscellaneous industries (asset managers, brokerage firms, and government-sponsored agencies), and suppliers to financial services companies.

We place a greater emphasis on companies that are increasing their revenue streams along with their earnings. We seek companies that we believe can grow their revenues and earnings in a variety of interest rate environments -- although securities prices of financial services companies generally are interest rate sensitive. We seek companies with successful sales and marketing cultures and that leverage technologies in their operations and distribution. We adjust portfolio weightings depending on current economic conditions and relative valuations of securities.

This sector generally is subject to extensive governmental regulation, which may change frequently. In addition, the profitability of businesses in these industries depends heavily upon the availability and cost of money, and may fluctuate significantly in response to changes in interest rates, as well as changes in general economic conditions. From time to time, severe competition may also affect the profitability of these industries.

[KEY ICON] INVESCO GOLD & PRECIOUS METALS FUND -- INVESTOR CLASS, CLASS A, B, AND C

The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies involved in exploring for, mining, processing, or dealing and investing in gold, gold bullion, and other precious metals, such as silver, platinum, and palladium, as well as diamonds. The securities of these companies are highly dependent on the price of precious metals at any given time.

Fluctuations in the price of gold directly -- and often dramatically -- affect the profitability and market value of companies in this sector. Changes in political or economic climate for the two largest gold producers -- South Africa and the former Soviet Union -- may have a direct impact on the price of gold worldwide. Up to 10% at the time of purchase of the Fund's assets may be invested in gold bullion. The Fund's investments directly in gold bullion will earn no income return; appreciation in the market price of gold is the sole manner in which the Fund can realize gains on bullion investments. The Fund may have higher storage and custody costs in connection with its ownership of bullion than those associated with the purchase, holding and sale of more traditional types of investments.

The Fund primarily focuses on those gold companies that have the ability to increase production capacity at low costs, while having the potential to make major gold discoveries around the world. Additionally, we try to identify companies that leverage increasing gold prices; that is, companies that do not hedge gold prices on the market. While the Fund may take positions in mid- to small-sized exploration companies that may be more volatile than investments in large, more established companies, it will primarily focus on major gold stocks that are leaders in their fields. Up to 100% of the Fund's assets may be invested in foreign companies.

[KEY ICON]  INVESCO HEALTH SCIENCES FUND -- INVESTOR CLASS, CLASS A, B, C,
AND K

The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies that develop, produce, or distribute products or services related to health care. These companies include, but are not limited to, medical equipment or supplies, pharmaceuticals, biotechnology, and health care providers and services companies.

We focus on the dominant players in fast-growing therapeutic areas or companies on the verge of exciting medical breakthroughs. We seek companies with strong, commercially successful products as well as promising product pipelines. This strategy may lead us to invest in both well-established health care firms and faster-growing, more dynamic entities. Well-established health care companies typically provide liquidity and earnings visibility for the portfolio and represent core holdings in the Fund. The Fund also may invest in high growth, earlier stage companies whose future profitability could be dependent upon increasing market shares from one or a few key products. Such companies often have limited operating histories and their potential profitability may be dependent on regulatory approval of their products, which increases the volatility of these companies' securities prices and could have an adverse impact upon the companies' future growth and profitability.

Changes in government regulation could also have an adverse impact. Continuing technological advances may mean rapid obsolescence of products and services.

[KEY ICON]  INVESCO LEISURE FUND -- INVESTOR CLASS, CLASS A, B, C, AND K

The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies engaged in the design, production, and distribution of products related to the leisure activities. These industries include, but are not limited to, hotels/gaming, publishing, advertising, beverages, audio/video, broadcasting-radio/TV, cable & satellite operators, cable & satellite programmers, motion pictures & TV, recreation services/entertainment, retail, and toys.

We seek firms that can grow their businesses regardless of the economic environment. INVESCO attempts to keep the portfolio well diversified across the leisure sector, adjusting portfolio weightings depending on prevailing economic conditions and relative valuations of securities. This sector depends on consumer discretionary spending, which generally falls during economic downturns. Securities of gambling casinos often are subject to high price volatility and are considered speculative. Video and electronic games are subject to risks of rapid obsolescence.

[KEY ICON] INVESCO REAL ESTATE OPPORTUNITY FUND -- INVESTOR CLASS, CLASS A, B, AND C

The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies doing business in the real estate industry, including real estate investment trusts ("REITS"), which invest in real estate or interests in real estate. No one property type will represent more than 50% of the Fund's total assets. The companies in which the Fund invests may also include, but are not limited to, real estate brokers, home builders or real estate developers, companies with substantial real estate holdings, and companies with significant involvement in the real estate industry or other real estate-related companies.

The real estate industry is highly cyclical, and the value of securities issued by companies doing business in that sector may fluctuate widely. The real estate industry -- and, therefore, the performance of the Fund -- is highly sensitive to national, regional and local economic conditions, interest rates, property taxes, overbuilding, decline in value of real estate, and changes in rental income. REITS are companies or trusts that own and/or operate income-producing real estate. Shares of REITS are publicly traded and are subject to the same risks as any other security, as well as risks specific to the real estate industry.

[KEY ICON]  INVESCO TECHNOLOGY FUND -- INVESTOR CLASS, CLASS A, B, C, AND K

The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies engaged in technology-related industries. These include, but are not limited to, various applied technologies, hardware, software, semiconductors, telecommunications equipment and services, and service-related companies in information technology. Many of these products and services are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector.

A core portion of the Fund's portfolio is invested in market-leading technology companies among various subsectors in the technology universe that we believe will maintain or improve their market share regardless of overall economic conditions. These companies are leaders in their field and are believed to have a strategic advantage over many of their competitors. The remainder of the Fund's portfolio consists of faster-growing, more volatile technology companies that INVESCO believes to be emerging leaders in their fields. The market prices of these companies tend to rise and fall more rapidly than those of larger, more established companies.

[KEY ICON]  INVESCO TELECOMMUNICATIONS FUND -- INVESTOR CLASS, CLASS A, B, C,
AND K

The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies engaged in the design, development, manufacture, distribution, or sale of communications services and equipment, and companies that are involved in supplying equipment or services to such companies. The telecommunications sector includes, but is not limited to, companies that offer telephone services, wireless communications, satellite communications, television and movie programming, broadcasting, and Internet access. Many of these products and services are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector.

We select stocks based on projected total return for individual companies, while also analyzing country specific factors that might affect stock performance or influence company valuation. Normally, the Fund will invest primarily in companies located in at least three different countries, although U.S. issuers will often dominate the portfolio. The Fund's portfolio emphasizes strongly managed market leaders, with a lesser weighting on smaller, faster growing companies that offer new products or services and/or are increasing their market share.

[KEY ICON]  INVESCO UTILITIES FUND --  INVESTOR CLASS, CLASS A, B, AND C

The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies engaged in utilities-related industries. These include, but are not limited to, companies that produce, generate, transmit, or distribute natural gas or electricity, as well as companies that provide telecommunications services, including local, long distance and wireless.

Governmental regulation, difficulties in obtaining adequate financing and investment return, environmental issues, prices of fuel for generation of electricity, availability of natural gas, risks associated with power marketing and trading, and risks associated with nuclear power facilities may adversely affect the market value of the Fund's holdings. The recent trend towards deregulation in the utility industries presents special risks. Some companies may be faced with increased competition and may become less profitable.

Normally, INVESCO seeks to keep the portfolio divided among the electric utilities, natural gas, and telecommunications industries. Weightings within the various industry segments are continually monitored, and INVESCO adjusts the portfolio weightings depending on the prevailing economic conditions.

[GRAPH ICON]  FUND PERFORMANCE

Performance information in the bar charts below is that of the Funds' Investor Class shares, which has the longest operating history of the Funds' classes. Information included in the table is that of Investor Class, Class C, and, if applicable, Class K shares. Performance information for Class A and B shares is not shown in the table as those classes do not yet have a full calendar year of performance. Investor Class and Class A, B, C, and K returns would be similar because all classes of shares invest in the same portfolio of securities. The returns of the classes would differ, however, to the extent of differing levels of expenses. In this regard, the returns reflected in the bar charts and table reflect only the applicable total expenses of the class shown. If the effect of the other classes' total expenses were reflected, the returns would be lower than those shown because the other classes have higher total expenses.

The bar charts below show the Funds' Investor Class actual yearly performance (commonly known as their "total return") for the years ended December 31 over the past decade or since inception. The returns in the bar charts do not reflect a 12b-1 fee in excess of 0.25%, the sales charge for Class A shares, or the applicable contingent deferred sales charge (CDSC) for Class B or Class C shares; if they did, the total returns shown would be lower. The table below shows the pre-tax and after-tax average annual total returns of Investor Class and pre-tax average annual total returns for Class C shares, and, if applicable, Class K shares for various periods ended December 31, 2002 compared to the S&P 500 Index, the S&P 500 Financials Index with respect to Financial Services Fund, and the NAREIT -- Equity REIT Index with respect to Real Estate Opportunity Fund. The after-tax returns are shown only for the Investor Class shares. After-tax returns for other classes of shares offered in this Prospectus will vary.

After-tax returns are provided on a pre-redemption and post-redemption basis. Pre-redemption returns assume you continue to hold your shares and pay taxes on Fund distributions (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon selling or exchanging shares. Post-redemption returns assume payment of taxes on fund distributions and also that you close your account and pay remaining federal taxes. After-tax returns are calculated using the highest individual federal income tax rates in effect at the time the distribution is paid. State and local taxes are not considered. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. For investors holding their shares in tax-deferred arrangements such as 401(k) plans or individual retirement accounts, the after-tax returns shown are not relevant.

The information in the bar charts and table illustrates the variability of each Fund's total return and how its performance compared to a broad measure of market performance. Remember, past performance (before and after taxes) does not indicate how a Fund will perform in the future.

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                           ENERGY FUND--INVESTOR CLASS
                        ACTUAL ANNUAL TOTAL RETURN(1),(2)
================================================================================
                               [GRAPHIC OMITTED]
'93     '94      '95     '96     '97     '98       '99     '00     '01       '02
16.71%  (7.25%)  19.80%  38.84%  19.09%  (27.83%)  41.88%  58.17%  (16.81%)  (4.32%)
--------------------------------------------------------------------------------

Best Calendar Qtr.   9/97    28.24%
Worst Calendar Qtr.  9/98   (18.34%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    FINANCIAL SERVICES FUND--INVESTOR CLASS
                        ACTUAL ANNUAL TOTAL RETURN(1),(2)
================================================================================
                                [GRAPHIC OMITTED]
'93     '94      '95     '96     '97     '98     '99    '00     '01       '02
18.52%  (5.89%)  39.81%  30.29%  44.79%  13.45%  0.73%  26.69%  (10.17%)  (15.56%)
--------------------------------------------------------------------------------

Best Calendar Qtr.   9/00    22.76%
Worst Calendar Qtr.  9/98   (18.20%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          GOLD & PRECIOUS METALS FUND--
                                 INVESTOR CLASS
                        ACTUAL ANNUAL TOTAL RETURN(1),(2)
================================================================================
                                [GRAPHIC OMITTED]
'93     '94       '95     '96     '97       '98       '99      '00       '01     '02
72.47%  (27.85%)  12.72%  40.64%  (55.50%)  (22.54%)  (8.99%)  (12.98%)  17.12%  59.65%
--------------------------------------------------------------------------------

Best Calendar Qtr.    3/96    46.17%
Worst Calendar Qtr.  12/97   (37.51%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      HEALTH SCIENCES FUND--INVESTOR CLASS
                        ACTUAL ANNUAL TOTAL RETURN(1),(2)
================================================================================
                               [GRAPHIC OMITTED]

'93      '94    '95     '96     '97     '98     '99    '00     '01      '02
(8.41%)  0.94%  58.89%  11.41%  18.46%  43.40%  0.59%  25.80%  (14.68%) (25.24%)
--------------------------------------------------------------------------------
Best Calendar Qtr.   9/95    19.53%
Worst Calendar Qtr.  3/01   (22.91%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          LEISURE FUND--INVESTOR CLASS
                        ACTUAL ANNUAL TOTAL RETURN(1),(2)
================================================================================
                                [GRAPHIC OMITTED]

'93     '94      '95     '96    '97     '98     '99     '00      '01    '02
35.73%  (4.98%)  15.79%  9.08%  26.46%  29.78%  65.59%  (7.97%)  4.10%  (15.41%)
--------------------------------------------------------------------------------
Best Calendar Qtr.   12/99    25.59%
Worst Calendar Qtr.   9/01   (24.06%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         REAL ESTATE OPPORTUNITY FUND--
                                 INVESTOR CLASS
                      ACTUAL ANNUAL TOTAL RETURN(1),(2),(3)
================================================================================
                                [GRAPHIC OMITTED]

     1997      1998        1999       2000      2001       2002
     21.50%    (23.48%)    (5.50%)    24.72%    (1.91%)    5.81%
--------------------------------------------------------------------------------
Best Calendar Qtr.   9/97    14.19%
Worst Calendar Qtr.  9/98   (20.46%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         TECHNOLOGY FUND--INVESTOR CLASS
                        ACTUAL ANNUAL TOTAL RETURN(1),(2)
================================================================================
                               [GRAPHIC OMITTED]
'93     '94    '95     '96     '97    '98     '99      '00       '01       '02
15.03%  5.27%  45.80%  21.75%  8.85%  30.12%  144.94%  (22.77%)  (45.51%)  (47.22%)
--------------------------------------------------------------------------------

Best Calendar Qtr.    12/99    66.77%
Worst Calendar Qtr.    9/01   (41.44%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                     TELECOMMUNICATIONS FUND--INVESTOR CLASS
                      ACTUAL ANNUAL TOTAL RETURN(1),(2),(4)
================================================================================
                                [GRAPHIC OMITTED]

 1995     1996     1997     1998     1999      2000       2001       2002
 27.37%   16.81%   30.29%   40.98%   144.28%   (26.91%)   (54.19%)   (50.96%)
--------------------------------------------------------------------------------
Best Calendar Qtr.    12/99    62.22%
Worst Calendar Qtr.    9/01   (41.40%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         UTILITIES FUND--INVESTOR CLASS
                        ACTUAL ANNUAL TOTAL RETURN(1),(2)
================================================================================
                               [GRAPHIC OMITTED]
'93     '94      '95     '96     '97     '98     '99     '00    '01       '02
21.20%  (9.94%)  25.25%  12.75%  24.38%  24.30%  19.88%  4.14%  (33.98%)  (22.29%)
--------------------------------------------------------------------------------

Best Calendar Qtr.   12/98    16.33%
Worst Calendar Qtr.   9/01   (23.67%)
--------------------------------------------------------------------------------

===================================================================================================================
                                           AVERAGE ANNUAL TOTAL RETURN(5)
                                                   AS OF 12/31/02
-------------------------------------------------------------------------------------------------------------------
                                                                                                 10 YEARS
                                                       1 YEAR               5 YEARS          OR SINCE INCEPTION
INVESTOR CLASS
   Energy Fund(1),(2)
     Return Before Taxes                              (4.32%)                5.21%                10.70%
     Return After Taxes on Distributions              (4.32%)                4.86%                 9.21%
     Return After Taxes on Distributions
          and Sale of Fund Shares                     (2.65%)                4.24%                 8.34%
   Gold & Precious Metals Fund(1),(2)
     Return Before Taxes                              59.65%                 2.78%                 0.07%
     Return After Taxes on Distributions              59.65%                 2.58%                (1.25%)
     Return After Taxes on Distributions
          and Sale of Fund Shares                     36.62%                 2.12%                (0.26%)
  Health Sciences Fund(1),(2)
     Return Before Taxes                             (25.24%)                2.97%                 8.42%
     Return After Taxes on Distributions             (25.24%)                0.99%                 6.14%
     Return After Taxes on Distributions
          and Sale of Fund Shares                    (15.50%)                2.36%                 6.54%
   Leisure Fund(1),(2)
     Return Before Taxes                             (15.41%)               11.73%                13.63%
     Return After Taxes on Distributions             (15.41%)               10.02%                11.35%
     Return After Taxes on Distributions
          and Sale of Fund Shares                    (9.46%)                 9.43%                10.73%
   Technology Fund(1),(2)
     Return Before Taxes                             (47.22%)               (6.67%)                5.18%
     Return After Taxes on Distributions             (47.22%)               (7.16%)                2.46%

===================================================================================================================
                                           AVERAGE ANNUAL TOTAL RETURN(5)
                                                   AS OF 12/31/02
-------------------------------------------------------------------------------------------------------------------
                                                                                                 10 YEARS
                                                       1 YEAR               5 YEARS          OR SINCE INCEPTION
     Return After Taxes on Distributions
          and Sale of Fund Shares                    (28.99%)               (4.64%)                3.64%
   Utilities Fund(1),(2)
     Return Before Taxes                             (22.29%)               (4.46%)                4.32%
     Return After Taxes on Distributions             (23.10%)               (5.55%)                2.14%
     Return After Taxes on Distributions
          and Sale of Fund Shares                    (13.67%)               (3.41%)                2.79%
   S&P 500 Index(6)
     (reflects no deduction for fees, expenses
     or  taxes)                                      (22.09%)               (0.58%)                9.35%

   Financial Services Fund(1),(2)
     Return Before Taxes                             (15.56%)                1.89%                12.44%
     Return After Taxes on Distributions             (15.60%)                0.59%                 9.48%
     Return After Taxes on Distributions
          and Sale of Fund Shares                     (9.53%)                1.43%                 9.20%
   S&P 500 Index(6)
      (reflects no deduction for fees,
      expenses or taxes)                             (22.09%)               (0.58%)                9.35%
   S&P 500 Financials Index(6)
      (reflects no deduction for fees,
      expenses or taxes)                             (14.64%)                2.53%                14.08%

   Real Estate Opportunity Fund(1),(2)
     Return Before Taxes                               5.81%                (1.32%)                2.17%(3)
     Return After Taxes on Distributions               4.56%                (3.55%)               (0.55%)(3)
     Return After Taxes on Distributions
          and Sale of Fund Shares                      3.58%                (2.21%)                0.35%(3)
   NAREIT-- Equity REIT Index(6)
     (reflects no deduction for fees, expenses
     or taxes)                                         3.82%                 3.30%                 5.95%(3)

   Telecommunications Fund(1),(2)
     Return Before Taxes                             (50.96%)              (10.78%)                1.69%(4)
     Return After Taxes on Distributions             (50.96%)              (11.09%)                0.21%(4)
     Return After Taxes on Distributions
          and Sale of Fund Shares                    (31.29%)               (7.89%)                1.12%(4)
    S&P 500 Index(6)
     (reflects no deduction for fees, expenses
     or  taxes)                                      (22.09%)               (0.58%)                9.96%(4)

CLASS C - RETURN BEFORE TAXES (INCLUDING CDSC)
   Energy Fund(1),(7)                                 (6.01%)                  N/A                 7.54%(8)
   Gold & Precious Metals Fund(1),(7)                 56.69%                   N/A                19.78%(8)
   Health Sciences Fund(1),(7)                       (27.28%)                  N/A               (12.12%)(8)
   Leisure Fund(1),(7)                               (17.21%)                  N/A                (6.36%)(8)
   Technology Fund(1),(7)                            (48.74%)                  N/A               (44.62%)(8)

===================================================================================================================
                                           AVERAGE ANNUAL TOTAL RETURN(5)
                                                   AS OF 12/31/02
-------------------------------------------------------------------------------------------------------------------
                                                                                                 10 YEARS
                                                       1 YEAR               5 YEARS          OR SINCE INCEPTION
   Telecommunications Fund(1),(7)                    (52.53%)                  N/A               (49.61%)(8)
   Utilities Fund(1),(7)                             (24.11%)                  N/A               (23.09%)(8)
   S&P 500 Index(6)                                  (22.09%)                  N/A               (13.19%)(8)

   Financial Services Fund(1),(7)                    (17.36%)                  N/A                 2.05%(8)
   S&P 500 Index(6)                                  (22.09%)                  N/A               (13.19%)(8)
   S&P 500 Financials Index(6)                       (14.64%)                  N/A                 4.45%(8)

   Real Estate Opportunity Fund(1),(7)                 3.94%                   N/A                 7.99%(8)
   NAREIT -- Equity REIT Index(6)                      3.82%                   N/A                15.58%(8)

CLASS K - RETURN BEFORE TAXES
   Energy Fund(1),(9)                                 (7.29%)                  N/A                (4.04%)(10)
   Health Sciences Fund(1),(9)                       (25.71%)                  N/A               (17.67%)(10)
   Technology Fund(1),(9)                            (47.20%)                  N/A               (45.27%)(10)
   Telecommunications Fund(1),(9)                    (51.03%)                  N/A               (51.38%)(10)
   S&P 500 Index(6)                                  (22.09%)                  N/A               (16.32%)(10)

   Financial Services Fund(1),(9)                    (15.88%)                  N/A                (8.84%)(10)
   S&P 500 Index(6)                                  (22.09%)                  N/A               (16.32%)(10)
   S&P 500 Financials Index(6)                       (14.64%)                  N/A                (7.64%)(10)

  Leisure Fund(1),(9)                                (15.52%)                  N/A               (11.49%)(11)
   S&P 500 Index(6)                                  (22.09%)                  N/A               (22.09%)(11)

(1) Total return figures include reinvested dividends and capital gain distributions and the effect of each class's expenses.
(2) Returns before taxes for Investor Class shares of Energy, Financial Services, Gold & Precious Metals, Health Sciences, Leisure, Real Estate Opportunity, Technology, Telecommunications, and Utilities Funds year-to-date as of the calendar quarter ended June 30, 2003 were 10.05%, 11.02%, 0.37%, 16.16%, 12.19%, 15.14%, 17.80%, 15.21%, and 9.35%,
     respectively.
(3) The Fund (Investor Class shares) commenced investment operations on January 2, 1997. Index comparison begins on January 2, 1997.
(4) The Fund (Investor Class shares) commenced investment operations on August 1, 1994. Index comparison begins on August 1, 1994.
(5) The total returns are for those classes of shares with a full calendar year of performance. If the effect of the other classes' total expenses, including 12b-1 fees, front-end sales charge for Class A, and CDSC for Class B were reflected, returns for those classes would be lower than those shown.
(6) The S&P 500 Index is an unmanaged index considered representative of the performance of the broad U.S. stock market. The S&P 500 Financials Index is an unmanaged index that contains companies involved in activities such as banking, consumer finance, investment banking and brokerage, asset management, insurance and investment, and real estate, including REITs. The NAREIT -- Equity REIT Index is an unmanaged index considered representative of the U.S. real estate investment trust equity market. Please keep in mind that the Indexes do not pay brokerage, management, administrative, or distribution expenses, all of which are paid by the classes and are reflected in their annual returns. Index returns also do not include sales charges or CDSCs that may be paid by the shareholder.
(7) Returns before taxes, including CDSC, for Class C shares of Energy, Financial Services, Gold & Precious Metals, Health Sciences, Leisure, Real Estate Opportunity, Technology, Telecommunications, and Utilities Funds year-to-date as of the calendar quarter ended June 30, 2003 were 8.76%, 9.38%, (1.00%), 14.43%, 10.69%, 13.73%, 16.57%, 13.90%, and 7.72%,
     respectively.
(8) Since inception of Class C shares on February 15, 2000. Index comparison begins on February 29, 2000.

(9) Returns before taxes for Class K shares of Energy, Financial Services, Health Sciences, Leisure, Technology, and Telecommunications Funds year-to-date as of the calendar quarter ended June 30, 2003 were 10.01%, 11.00%, 15.74%, 11.82%, 17.56%, and 15.06%, respectively.
(10) Since inception of Class K shares on December 1, 2000. Index comparisons begin on December 1, 2000.
(11) Since inception of Class K shares on December 17, 2001. Index comparison begins on December 31, 2001.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Investor Class, Class A, Class B, Class C, or, if applicable, Class K shares of the Funds. If you invest in the Funds through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for purchases and sales of Fund shares.

SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT
                                           Investor Class  Class A        Class B        Class C        Class K
Maximum Front-End Sales Charge
 on purchases as a percentage of
 offering price                              None          5.50%           None           None           None
Maximum Contingent Deferred
 Sales Charge (CDSC) as a percentage
 of the total original cost of the shares    None           None(1)       5.00%(2)       1.00%(2)        None(1)
Maximum Sales Charge on reinvested
 dividends/distributions                     None           None           None           None           None

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

ENERGY FUND
                                           Investor Class  Class A        Class B        Class C        Class K
Management Fees                             0.75%          0.75%          0.75%          0.75%          0.75%
Distribution and Service (12b-1) Fees(3)    0.25%          0.35%          1.00%          1.00%          0.45%
Other Expenses(4),(5)                       0.69%          0.36%          0.66%(6)       0.78%(7)       4.16%(8)
                                            ----           ----           ----           ----           ----
Total Annual Fund Operating Expenses(4),(5) 1.69%          1.46%          2.41%(6)       2.53%(7)       5.36%(8)
                                            ====           ====           ====           ====           ====
Fee Waivers/Reimbursements(5),(9)           0.00%          0.00%          0.00%          0.00%          3.16%
Net Expenses(5),(9)                         1.69%          1.46%          2.41%(6)       2.53%(7)       2.20%(8)
                                            ====           ====           ====           ====           ====

FINANCIAL SERVICES FUND
                                           Investor Class  Class A        Class B        Class C        Class K
Management Fees                             0.66%          0.66%          0.66%          0.66%          0.66%
Distribution and Service (12b-1) Fees(3)    0.25%          0.35%          1.00%          1.00%          0.45%
Other Expenses(4),(5)                       0.49%          0.50%(10)      0.74%(6)       0.79%          1.02%(8)
                                            ----           ----           ----           ----           ----
Total Annual Fund Operating Expenses(4),(5) 1.40%          1.51%(10)      2.40%(6)       2.45%          2.13%(8)
                                            ====           ====           ====           ====           ====
Fee Waivers/Reimbursements(5),(9)           0.00%          0.00%          0.00%          0.00%          0.00%
Net Expenses(5),(9)                         1.40%          1.51%(10)      2.40%(6)       2.45%          2.13%(8)
                                            ====           ====           ====           ====           ====

GOLD & PRECIOUS METALS FUND
                                           Investor Class  Class A        Class B        Class C
Management Fees                             0.75%          0.75%          0.75%          0.75%
Distribution and Service (12b-1) Fees(3)    0.25%          0.35%          1.00%          1.00%
Other Expenses(4),(5)                       0.88%          1.01%(10)      0.43%          0.90%
                                            ----           ----           ----           ----
Total Annual Fund Operating Expenses(4),(5) 1.88%          2.11%(10)      2.18%          2.65%
                                            ====           ====           ====           ====
Fee Waivers/Reimbursements(5),(9)           0.00%          0.01%          0.00%          0.00%
Net Expenses(5),(9)                         1.88%          2.10%(10)      2.18%          2.65%
                                            ====           ====           ====           ====

HEALTH SCIENCES FUND
                                           Investor Class  Class A        Class B        Class C        Class K
Management Fees                             0.64%          0.64%          0.64%          0.64%          0.64%
Distribution and Service (12b-1) Fees(3)    0.25%          0.35%          1.00%          1.00%          0.45%
Other Expenses(4),(5)                       0.55%          0.89%(10)      0.87%(6)       1.63%(7)       0.98%
                                            ----           ----           ----           ----           ----
Total Annual Fund Operating Expenses(4),(5) 1.44%          1.88%(10)      2.51%(6)       3.27%(7)       2.07%
                                            ====           ====           ====           ====           ====
Fee Waivers/Reimbursements(5),(9)           0.00%          0.00%          0.00%          0.52%          0.00%
Net Expenses(5),(9)                         1.44%          1.88%(10)      2.51%(6)       2.75%(7)       2.07%
                                            ====           ====           ====           ====           ====

LEISURE FUND
                                           Investor Class  Class A        Class B        Class C        Class K
Management Fees                             0.69%          0.69%          0.69%          0.69%          0.69%
Distribution and Service (12b-1) Fees(3)    0.25%          0.35%          1.00%          1.00%          0.45%
Other Expenses(4),(5)                       0.56%          0.38%          0.54%(6)       0.75%          1.07%(8)
                                            ----           ----           ----           ----           ----
Total Annual Fund Operating Expenses(4),(5) 1.50%          1.42%          2.23%(6)       2.44%          2.21%(8)
                                            ====           ====           ====           ====           ====
Fee Waivers/Reimbursements(5),(9)           0.00%          0.00%          0.00%          0.00%          0.01%
Net Expenses(5),(9)                         1.50%          1.42%          2.23%(6)       2.44%          2.20%(8)
                                            ====           ====           ====           ====           ====

REAL ESTATE OPPORTUNITY FUND
                                           Investor Class  Class A        Class B        Class C
Management Fees                             0.75%          0.75%          0.75%          0.75%
Distribution and Service (12b-1) Fees(3)    0.25%          0.35%          1.00%          1.00%
Other Expenses(4),(5)                       1.43%(11)      0.56%          1.98%(6)       1.99%(7)
                                            ----           ----           ----           ----
Total Annual Fund Operating Expenses(4),(5) 2.43%(11)      1.66%          3.73%(6)       3.74%(7)
                                            ====           ====           ====           ====
Fee Waivers/Reimbursements(5),(9)           0.00%          0.00%          0.98%          0.99%
Net Expenses(5),(9)                         2.43%(11)      1.66%          2.75%(6)       2.75%(7)
                                            ====           ====           ====           ====

TECHNOLOGY FUND
                                           Investor Class  Class A        Class B        Class C        Class K
Management Fees                             0.60%          0.60%          0.60%          0.60%          0.60%
Distribution and Service (12b-1) Fees(3)    0.25%          0.35%          1.00%          1.00%          0.45%
Other Expenses(4),(5)                       0.92%          0.56%(10)      1.14%(6)       2.35%(7)       1.44%(8)
                                            ----           ----           ----           ----           ----
Total Annual Fund Operating Expenses(4),(5) 1.77%          1.51%(10)      2.74%(6)       3.95%(7)       2.49%(8)
                                            ====           ====           ====           ====           ====
Fee Waivers/Reimbursements(5),(9)           0.00%          0.00%          0.00%          1.20%          0.29%
Net Expenses(5),(9)                         1.77%          1.51%(10)      2.74%(6)       2.75%(7)       2.20%(8)
                                            ====           ====           ====           ====           ====

TELECOMMUNICATIONS FUND
                                           Investor Class  Class A        Class B        Class C        Class K
Management Fees                             0.65%          0.65%          0.65%          0.65%          0.65%
Distribution and Service (12b-1) Fees(3)    0.25%          0.35%          1.00%          1.00%          0.45%
Other Expenses(4),(5)                       1.86%(11)      0.66%         10.50%(6)       4.11%(7)       2.20%(8)
                                            ----           ----          -----           ----           ----
Total Annual Fund Operating Expenses(4),(5) 2.76%(11)      1.66%         12.15%(6)       5.76%(7)       3.30%(8)
                                            ====           ====          =====           ====           ====
Fee Waivers/Reimbursements(5),(9)           0.00%          0.00%          9.40%          3.01%          1.10%
Net Expenses(5),(9)                         2.76%(11)      1.66%          2.75%(6)       2.75%(7)       2.20%(8)
                                            ====           ====           ====           ====           ====

UTILITIES FUND
                                           Investor Class  Class A        Class B        Class C
Management Fees                             0.75%          0.75%          0.75%          0.75%
Distribution and Service (12b-1) Fees(3)    0.25%          0.25%(12)      1.00%          1.00%
Other Expenses(4),(5)                       0.90%(11)      0.64%(10)      0.94%(6)       1.95%(7)
                                            ----           ----          -----           ----
Total Annual Fund Operating Expenses(4),(5) 1.90%(11)      1.64%(10),(12) 2.69%(6)       3.70%(7)
                                            ====           ====           ====           ====
Fee Waivers/Reimbursements(5),(9)           0.00%          0.00%          0.00%          0.95%
Net Expenses(5),(9)                         1.90%(11)      1.64%(10),(12) 2.69%(6)       2.75%(7)
                                            ====           ====           ====           ====

(1) If you buy $1,000,000 or more of Class A shares and redeem those shares within eighteen months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption. For qualified plans investing in Class A shares, you may pay a CDSC of 1% on your Class A shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. For qualified plans investing in Class K shares, you may pay a CDSC of 0.70% on your Class K shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. Please see the sections entitled "How to Buy Shares" and "How To Sell Shares."
(2) A 5% and 1% CDSC may be charged on Class B and Class C shares, respectively. Please see the section entitled "How To Buy Shares."
(3) Because each class pays a 12b-1 distribution and service fee which is based upon each class's assets, if you own shares of a Fund for a certain period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.
(4) Each Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown, because their custodian fees were reduced under expense offset arrangements.
(5) INVESCO is entitled to reimbursement from the classes for fees and expenses absorbed pursuant to voluntary and contractual expense limitation commitments between INVESCO and the Funds if such reimbursements do not cause a class to exceed expense limitations and the reimbursement is made within three years after INVESCO incurred the expense. The voluntary expense limitations may be changed at any time following consultation with the board of directors.
(6) Certain expenses of Class B shares of Energy, Financial Services, Health Sciences, Leisure, Real Estate Opportunity, Technology, Telecommunications, and Utilities Funds were absorbed voluntarily by INVESCO pursuant to commitments between the Funds and INVESCO. These commitments may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, Energy Fund's Class B shares' Other Expenses and Total Annual Fund Operating Expenses were 0.58% and 2.33%, respectively, of the Fund's average net assets attributable to Class B shares; Financial Services Fund's Class B shares' Other Expenses and Total Annual Fund Operating Expenses were 0.43% and 2.09%, respectively, of the Fund's average net assets attributable to Class B shares; Health Sciences Fund's Class B shares' Other Expenses and Total Annual Fund Operating Expenses were 0.42% and 2.06%, respectively, of the Fund's average net assets attributable to Class B shares; Leisure Fund's Class B shares' Other Expenses and Total Annual Fund Operating Expenses were 0.45% and 2.14%, respectively, of the Fund's average net assets attributable to Class B shares; Real Estate Opportunity Fund's Class B shares' Other Expenses and Total Annual Fund Operating Expenses were 0.61% and 2.36%, respectively, of the Fund's average net assets attributable to Class B shares; Technology Fund's Class B shares' Other Expenses and Total Annual Fund Operating Expenses were 0.55% and 2.15%, respectively, of the Fund's average net assets attributable to Class B shares; Telecommunications Fund's Class B shares' Other Expenses and Total Annual Fund Operating Expenses were 0.92% and 2.57%, respectively, of the Fund's average net assets attributable to Class B shares; and Utilities Fund's Class B shares' Other Expenses and Total Annual Fund Operating Expenses were 0.39% and 2.14%, respectively, of the Fund's average net assets attributable to Class B shares.
(7) Certain expenses of Class C shares of Energy, Real Estate Opportunity, Technology, Telecommunications, and Utilities Funds were absorbed voluntarily by INVESCO pursuant to commitments between the Funds and INVESCO. These commitments may be changed at any time following consultation with the board of directors. Certain expenses of Class C shares of Health Sciences Fund were absorbed by INVESCO pursuant to a contractual agreement between the Fund and INVESCO. After absorption, but excluding any expense offset arrangements, Energy Fund's Class C shares' Other Expenses and Total Annual Fund Operating Expenses were 0.58% and 2.33%, respectively, of the Fund's average net assets attributable to Class C shares; Real Estate Opportunity Fund's Class C shares' Other Expenses and Total Annual Fund Operating Expenses were 0.60% and 2.35%, respectively, of the Fund's average net assets attributable to Class C shares; Technology Fund's Class C shares' Other Expenses and Total Annual Fund Operating Expenses were 1.09% and 2.69%, respectively, of the Fund's average net assets attributable to Class C shares; Telecommunications Fund's Class C shares' Other Expenses and Total Annual Fund Operating Expenses were 0.98% and 2.63%, respectively, of the Fund's average net assets attributable to Class C shares; and Utilities Fund's Class C shares' Other Expenses and Total Annual Fund Operating Expenses were 0.30% and 2.05%, respectively, of the Fund's average net assets attributable to Class C shares.
(8) Certain expenses of Class K shares of Energy, Financial Services, and Telecommunications Funds were absorbed voluntarily by INVESCO pursuant to commitments between the Funds and INVESCO. These commitments may be changed at any time following consultation with the board of directors. Certain expenses of Class K shares of Leisure and Technology Funds were absorbed by INVESCO pursuant to contractual agreements between the Funds and INVESCO. After absorption, but excluding any expense offset arrangement, Energy Fund's Class K shares' Other Expenses and Total Annual Fund Operating Expenses were 0.87% and 2.07%, respectively, of the Fund's average net assets attributable to Class K shares; Financial Services Fund's Class K shares' Other Expenses and Total Annual Fund Operating Expenses were 0.67% and 1.78%, respectively, of the Fund's average net assets attributable to Class K shares; and Telecommunications Fund's Class K shares' Other Expenses and Total Annual Fund Operating Expenses were 0.96% and 2.06%, respectively, of the Fund's average net assets attributable to Class K shares.
(9) To limit expenses, INVESCO has contractually obligated itself to waive fees and bear expenses through March 31, 2004 that would cause the ratio of expenses to average net assets to exceed 2.10% for Class A shares, 2.75% for each of Class B and Class C shares, and 2.20% for Class K shares.
(10) Certain expenses of Class A shares of Financial Services, Health Sciences, Technology, and Utilities Funds were absorbed voluntarily by INVESCO pursuant to commitments between the Funds and INVESCO. These commitments may be changed at any time following consultation with the board of directors. Certain expenses of Class A shares of Gold & Precious Metals Fund were absorbed by INVESCO pursuant to a contractual agreement between the Fund and INVESCO. After absorption, but excluding any expense offset arrangements, Financial Services Fund's Class A shares' Other Expenses and Total Annual Fund Operating Expenses were 0.37% and 1.38%, respectively, of the Fund's average net assets attributable to Class A shares; Health Sciences Fund's Class A shares' Other Expenses and Total Annual Fund Operating Expenses were 0.42% and 1.41%, respectively, of the Fund's average net assets attributable to Class A shares; Technology Fund's Class A shares' Other Expenses and Total Annual Fund Operating Expenses were 0.52% and 1.47%, respectively, of the Fund's average net assets attributable to Class A shares; and Utilities Fund's Class A shares' Other Expenses and Total Annual Fund Operating Expenses were 0.41% and 1.41%, respectively, of the Fund's average net assets attributable to Class A shares.
(11) Certain expenses of Investor Class shares of Real Estate Opportunity, Telecommunications, and Utilities Funds were absorbed voluntarily by INVESCO pursuant to commitments between the Funds and INVESCO. These commitments may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, Real Estate Opportunity Fund's Investor Class shares' Other Expenses and Total Annual Fund Operating Expenses were 0.60% and 1.60%, respectively, of the Fund's average net assets attributable to Investor Class shares; Telecommunications Fund's Investor Class shares' Other Expenses and Total Annual Fund Operating Expenses were 0.91% and 1.81%, respectively, of the Fund's average net assets attributable to Investor Class shares; and Utilities Fund's Investor Class shares' Other Expenses and Total Annual Fund Operating Expenses were 0.30% and 1.30%, respectively, of the Fund's average net assets attributable to Investor Class shares.
(12) Effective July 1, 2003, the Distribution and Service (12b-1) Fees have been reduced from 0.35% to 0.25%. Total Annual Fund Operating Expenses have been restated for the current fiscal year end.

EXPENSE EXAMPLE

The Example is intended to help you compare the cost of investing in the Investor Class, Class A, Class B, Class C, and, if applicable, Class K shares of the Funds to the cost of investing in other mutual funds.

The Example assumes that you invested $10,000 in Investor Class, Class A, Class B, Class C, or Class K shares of a Fund for the time periods indicated. Within each Example, there is an assumption that you redeem all of your shares at the end of those periods and that you keep your shares. The Example also assumes that your investment had a hypothetical 5% return each year, and that a Fund's Investor Class, Class A, Class B, Class C, and Class K shares' operating expenses remain the same. Although the actual costs and performance of a Fund's Investor Class, Class A, Class B, Class C, and Class K shares may be higher or lower, based on these assumptions your costs would be:

                                             1 year           3 years           5 years          10 years
ENERGY FUND
     Investor Class                          $172             $  533            $  918           $1,998
     Class A(1)                              $690             $  986            $1,304           $2,200
     Class B - With Redemption(1)            $744             $1,051            $1,485           $2,511(2)
     Class B - Without Redemption            $244             $  751            $1,285           $2,511(2)
     Class C - With Redemption(1)            $356             $  788            $1,345           $2,866
     Class C - Without Redemption            $256             $  788            $1,345           $2,866
     Class K(3)                              $223             $1,321            $2,411           $5,103
FINANCIAL SERVICES FUND
     Investor Class                          $143             $  443            $  766           $1,680
     Class A(1)                              $695             $1,001            $1,328           $2,252
     Class B - With Redemption(1)            $743             $1,048            $1,480           $2,515(2)
     Class B - Without Redemption            $243             $  748            $1,280           $2,515(2)
     Class C - With Redemption(1)            $348             $  764            $1,306           $2,786
     Class C - Without Redemption            $248             $  764            $1,306           $2,786
     Class K                                 $216             $  667            $1,144           $2,462
GOLD & PRECIOUS METALS FUND
     Investor Class                          $191             $  591            $1,016           $2,201
     Class A(1),(3)                          $751             $1,174           $1,621            $2,856
     Class B - With Redemption(1)            $721             $  982            $1,369           $2,496(2)
     Class B - Without Redemption            $221             $  682            $1,169           $2,496(2)
     Class C - With Redemption(1)            $368             $  823            $1,405           $2,983
     Class C - Without Redemption            $268             $  823            $1,405           $2,983
HEALTH SCIENCES FUND
     Investor Class                          $147             $  456            $  787           $1,724
     Class A(1)                              $730             $1,108            $1,510           $2,630
     Class B - With Redemption(1)            $754             $1,082            $1,535           $2,691(2)
     Class B - Without Redemption            $254             $  782            $1,335           $2,691(2)
     Class C - With Redemption(1),(3)        $378             $  958            $1,663           $3,532
     Class C - Without Redemption(3)         $278             $  958            $1,663           $3,532
     Class K                                 $210             $  649            $1,114           $2,400
LEISURE FUND
     Investor Class                          $153             $  474            $  818           $1,791
     Class A(1)                              $687             $  975            $1,284           $2,158
     Class B - With Redemption(1)            $726             $  997            $1,395           $2,361(2)
     Class B - Without Redemption            $226             $  697            $1,195           $2,361(2)
     Class C - With Redemption(1)            $347             $  761            $1,301           $2,776
     Class C - Without Redemption            $247             $  761            $1,301           $2,776
     Class K(3)                              $223             $  690            $1,184           $2,543
REAL ESTATE OPPORTUNITY FUND
     Investor Class                          $246             $  758            $1,296           $2,766
     Class A(1)                              $709             $1,045            $1,403           $2,407
     Class B - With Redemption(1),(3)        $778             $1,351            $2,043           $3,454(2)
     Class B - Without Redemption(3)         $278             $1,051            $1,843           $3,454(2)
     Class C - With Redemption(1),(3)        $378             $1,053            $1,847           $3,921
     Class C - Without Redemption(3)         $278             $1,053            $1,847           $3,921
TECHNOLOGY FUND
     Investor Class                          $180             $  557            $  959           $2,084
     Class A(1)                              $695             $1,001            $1,328           $2,252
     Class B - With Redemption(1)            $777             $1,150            $1,650           $2,773(2)

     Class B - Without Redemption            $277             $  850            $1,450           $2,773(2)
     Class C - With Redemption(1),(3)        $378             $1,094            $1,928           $4,089
     Class C - Without Redemption(3)         $278             $1,094            $1,928           $4,089
     Class K(3)                              $223             $  748            $1,300           $2,804
TELECOMMUNICATIONS FUND
     Investor Class                          $279             $  856            $1,459           $3,090
     Class A(1)                              $709             $1,045            $1,403           $2,407
     Class B - With Redemption(1),(3)        $778             $2,888            $4,780           $7,273(2)
     Class B - Without Redemption(3)         $278             $2,588            $4,580           $7,273(2)
     Class C - With Redemption(1),(3)        $378             $1,447            $2,598           $5,401
     Class C - Without Redemption(3)         $278             $1,447            $2,598           $5,401
     Class K(3)                              $223             $  913            $1,627           $3,520
UTILITIES FUND
     Investor Class                          $193             $  597            $1,026           $2,222
     Class A(1)                              $708             $1,039            $1,393           $2,387
     Class B - With Redemption(1)            $772             $1,135            $1,625           $2,768(2)
     Class B - Without Redemption            $272             $  835            $1,425           $2,768(2)
     Class C - With Redemption(1),(3)        $378             $1,045            $1,831           $3,889
     Class C - Without Redemption(3)         $278             $1,045            $1,831           $3,889

(1) Based on initial sales charge for Class A shares at the beginning of each period shown and CDSC charges for Class B and C shares based on redemption at the end of each period shown. Please see "How To Buy Shares."
(2) Assumes conversion of Class B to Class A at the end of the eighth year. Please see "How To Buy Shares."
(3) Class expenses remain the same for each period (except that the Example reflects the contractual expense reimbursements by INVESCO for the one-year period and the first year of the three-, five-, and ten-year periods).

[ARROWS ICON]  INVESTMENT RISKS

You should determine the level of risk with which you are comfortable before you invest. The principal risks of investing in any mutual fund, including these Funds, are:

BEFORE INVESTING IN A FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

NOT INSURED. Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.


NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.


POSSIBLE LOSS OF INVESTMENT. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Funds will not reimburse you for any of these losses.

VOLATILITY. The price of your mutual fund shares will increase or decrease with changes in the value of a Fund's underlying investments and changes in the equity markets as a whole.

NOT A COMPLETE INVESTMENT PLAN. An investment in any mutual fund does not constitute a complete investment plan. The Funds are designed to be only a part of your personal investment plan.

[ARROWS ICON]  PRINCIPAL RISKS ASSOCIATED WITH THE FUNDS

You should consider the special risk factors discussed below associated with the Funds' policies in determining the appropriateness of investing in a Fund. See the Statement of Additional Information for a discussion of additional risk factors.

MARKET RISK

Equity stock prices vary and may fall, thus reducing the value of a Fund's investments. Certain stocks selected for any Fund's portfolio may decline in value more than the overall stock market. In general, the securities of small companies are more volatile than those of mid-size companies or large companies.

FOREIGN SECURITIES RISKS

Investments in foreign and emerging markets carry special risks, including currency, political, regulatory, and diplomatic risks. Energy, Financial Services, Health Sciences, Leisure, Real Estate Opportunity, Technology, and Utilities Funds may invest up to 25% of their respective assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation. Foreign securities risks are potentially greater for Gold & Precious Metals and Telecommunications Funds, since those Funds have the ability to invest more than 25% of their respective assets in the securities of non-U.S. issuers.

     CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of a Fund's investment in a security valued in the foreign currency, or based on that currency value.

     POLITICAL RISK. Political actions, events, or instability may result in unfavorable changes in the value of a security.

     REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

     DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

LIQUIDITY RISK

A Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

DERIVATIVES RISK

A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset, or rate. Derivatives include options and futures contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. Also, derivatives are subject to counterparty risk, described below.

Options and futures are common types of derivatives that a Fund may occasionally use to hedge its investments. An option is the right to buy and sell a security or other instrument, index, or commodity at a specific price on or before a specific date. A future is an agreement to buy or sell a security or other instrument, index, or commodity at a specific price on a specific date. The use of options and futures may increase the performance of the Fund, but also may increase market risk. Other types of derivatives include swaps, caps, floors, and collars.

COUNTERPARTY RISK

This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with a Fund.

LACK OF TIMELY INFORMATION RISK

Timely information about a security or its issuer may be unavailable, incomplete, or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.


PORTFOLIO TURNOVER RISK

A Fund's investments may be bought and sold relatively frequently. A high turnover rate may affect a Fund's performance because it results in higher brokerage commissions and may result in taxable gain distributions to a Fund's shareholders.

                 ----------------------------------------------

Although each Fund generally invests in equity securities of companies in the economic sector described by its name, the Funds also may invest in other types of securities and other financial instruments, indicated in the chart below. Although these investments typically are not part of any Fund's principal investment strategy, they may constitute a significant portion of a Fund's portfolio, thereby possibly exposing a Fund and its investors to the following additional risks.

--------------------------------------------------------------------------------
INVESTMENT                            RISKS               APPLIES TO THESE FUNDS
--------------------------------------------------------------------------------
AMERICAN DEPOSITARY RECEIPTS (ADRs)
These are securities issued by        Market, Informa-    All Funds
U.S. banks that represent             tion, Political,
shares of foreign corporations        Regulatory,
held by those banks. Although         Diplomatic,
traded in U.S. securities             Liquidity, and
markets and valued in U.S.            Currency Risks
dollars, ADRs carry most of
the risks of investing
directly in foreign securities
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT                            RISKS               APPLIES TO THESE FUNDS
--------------------------------------------------------------------------------
FUTURES
A futures contract is an agreement    Market, Liquidity,  Technology
to buy or sell a specific amount of   and Derivatives     Telecommunications
a financial instrument (such as an    Risks
index option) at a stated price on
a stated date. A Fund may use
futures contracts to provide
liquidity and to hedge portfolio
value.
--------------------------------------------------------------------------------
OPTIONS
The obligation or right to deliver    Information,        Technology
or receive a security or other        Liquidity, and      Telecommunications
instrument, index, or commodity, or   Derivatives Risks
cash payment depending on the price
of the underlying security or the
performance of an index or other
benchmark. Includes options on
specific securities and stock
indices, and options on stock index
futures. May be used in a Fund's
portfolio to provide liquidity and
hedge portfolio value.
--------------------------------------------------------------------------------
OTHER FINANCIAL INSTRUMENTS
These may include forward             Counterparty,       Technology
contracts, swaps, caps, floors, and   Currency,           Telecommunications
collars. They may be used to try to   Liquidity, Market,
manage a Fund's foreign currency      and Regulatory
exposure and other investment         Risks
risks, which can cause its net
asset value to rise or fall. A Fund
may use these financial
instruments, commonly known as
"derivatives," to increase or
decrease its exposure to changing
securities prices, interest rates,
currency exchange rates, or other
factors.
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
A contract under which the seller     Counterparty Risk   All Funds
of a security agrees to buy it back
at an agreed-upon price and time in
the future.
--------------------------------------------------------------------------------

[ARROWS ICON]  TEMPORARY DEFENSIVE POSITIONS

When securities markets or economic conditions are unfavorable or unsettled, we might try to protect the assets of a Fund by investing in securities that are highly liquid, such as high-quality money market instruments like shortterm U.S. government obligations, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of any Fund. We have the right to invest up to 100% of a Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, a Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[ARROWS ICON]  PORTFOLIO TURNOVER

We actively manage and trade the Funds' portfolios. Therefore, some of the Funds may have a higher portfolio turnover rate compared to many other mutual funds. The Funds with higher-than-average portfolio turnover rates for the fiscal year ended March 31, 2003, were:

Energy                                     144%
Health Sciences                            179%
Real Estate Opportunity                    248%
Technology                                 107%(1)
Telecommunications                         137%(1)

(1) The increase in the Funds' portfolio turnover rates was greater than expected during the year due to active trading undertaken in response to market conditions.

A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of the securities in its portfolio two times in the course of a year. A comparatively high turnover rate may affect a Fund's performance because it results in higher brokerage commissions and may result in taxable capital gain distributions to a Fund's shareholders.

[INVESCO ICON]  FUND MANAGEMENT

INVESTMENT ADVISOR

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $318.5 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESCO, located at 4350 South Monaco Street, Denver, Colorado, is the investment advisor of the Funds. INVESCO was founded in 1932 and manages over $17 billion for 2,848,927 shareholder accounts in 47 INVESCO mutual funds as of March 31, 2003. INVESCO performs a wide variety of other services for the Funds, including administrative and transfer agency functions (the processing of purchases, sales, and exchanges of Fund shares).

ADI is the Funds' distributor and is responsible for the sale of the Funds' shares.

INVESCO and ADI are subsidiaries of AMVESCAP PLC.

The following table shows the fees the Funds paid to INVESCO for its advisory services in the fiscal year ended March 31, 2003.

--------------------------------------------------------------------------------
                                           ADVISORY FEE AS A PERCENTAGE OF
FUND                                  AVERAGE ANNUAL NET ASSETS UNDER MANAGEMENT
--------------------------------------------------------------------------------
Energy                                               0.75%
Financial Services                                   0.66%
Gold & Precious Metals                               0.75%
Health Sciences                                      0.64%
Leisure                                              0.69%
Real Estate Opportunity                              0.75%
Technology                                           0.60%
Telecommunications                                   0.65%
Utilities                                            0.75%
--------------------------------------------------------------------------------

[INVESCO ICON]  PORTFOLIO MANAGERS

The following individuals are primarily responsible for the daytoday management of their respective Fund's or Funds' portfolio holdings:

FUND                                             PORTFOLIO MANAGER

Energy                                           John S. Segner
Financial Services                               Joseph W. Skornicka
Gold & Precious Metals                           John S. Segner
Health Sciences                                  Thomas R. Wald
Leisure                                          Mark D. Greenberg
Real Estate Opportunity                          Joe V. Rodriguez, Jr.
                                                 Mark Blackburn
                                                 James W. Trowbridge
Technology                                       William R. Keithler
Telecommunications                               William R. Keithler
Utilities                                        Jeffrey G. Morris

MARK D. GREENBERG, a senior vice president of INVESCO, is the portfolio manager of Leisure Fund. Before joining INVESCO in 1996, Mark was a vice president and global media and entertainment analyst with Scudder, Stevens & Clark. He is a CFA charterholder. Mark holds a B.S.B.A. from Marquette University.

JOE V. RODRIGUEZ, JR., (lead manager), Portfolio Manager, has been responsible for INVESCO Real Estate Opportunity Fund since July 1, 2003. He has been responsible for A I M Real Estate Fund since 1995 and has been associated with the subadvisor and/or its affiliates since 1990.

MARK BLACKBURN, Portfolio Manager, has been responsible for INVESCO Real Estate Opportunity Fund since July 1, 2003. He has been responsible for A I M Real Estate Fund since 2000 and has been associated with the subadvisor and/or its affiliates since 1998. From 1995 to 1997, he was Senior Analyst and Associate Director of Research for Southwest Securities.

JAMES W. TROWBRIDGE, Portfolio Manager, has been responsible for INVESCO Real Estate Opportunity Fund since July 1, 2003. He has been responsible for A I M Real Estate Fund since 1995 and has been associated with the subadvisor and/or its affiliates since 1989.

WILLIAM R. KEITHLER, Director of Sector Management and a senior vice president of INVESCO, is the lead portfolio manager of Technology Fund and heads the Technology Team at INVESCO. Before rejoining INVESCO in 1998, Bill was a portfolio manager with Berger Associates, Inc. He is a CFA charterholder. Bill holds an M.S. from the University of Wisconsin--Madison and a B.A. from Webster College.

JEFFREY G. MORRIS, a vice president of INVESCO, is the portfolio manager of Utilities Fund. Jeff joined INVESCO in 1991 and is a CFA charterholder. He holds an M.S. in Finance from the University of Colorado--Denver and a B.S. in Business Administration from Colorado State University.

JOHN S. SEGNER, a senior vice president of INVESCO, is the portfolio manager of Energy and Gold & Precious Metals Funds. Before joining INVESCO in 1997, John was a managing director and principal with The Mitchell Group, Inc. He holds an M.B.A. in Finance from the University of Texas-Austin and a B.S. in Civil Engineering from the University of Alabama.

JOSEPH W. SKORNICKA, a vice president of INVESCO, is the portfolio manager of Financial Services Fund. Before joining INVESCO in 2001, Joe was a senior equity analyst and fund manager with Munder Capital Management and an assistant vice president for Comerica Incorporated. He is a CFA charterholder. Joe holds an M.B.A. from the University of Michigan and a B.A. from Michigan State University.

THOMAS R. WALD, a vice president of INVESCO, is the portfolio manager of Health Sciences Fund. Before joining INVESCO in 1997, Tom was an analyst with Munder Capital Management, Duff & Phelps and Prudential Investment Corp. He is a CFA charterholder. Tom holds an M.B.A. from the Wharton School at the University of Pennsylvania and a B.A. from Tulane University.

[INVESCO ICON]  POTENTIAL REWARDS

NO SINGLE FUND SHOULD REPRESENT YOUR COMPLETE INVESTMENT PROGRAM NOR SHOULD YOU ATTEMPT TO USE THE FUNDS FOR SHORT-TERM TRADING PURPOSES.

The Funds offer shareholders the potential to increase the value of their capital over time; Real Estate Opportunity, Telecommunications, and Utilities Funds also offer the opportunity for current income. Like most mutual funds, each Fund seeks to provide higher returns than the market or its competitors, but cannot guarantee that performance. While each Fund invests in a single targeted market sector, each seeks to minimize risk by investing in many different companies.

SUITABILITY FOR INVESTORS

Only you can determine if an investment in a Fund is right for you based upon your own economic situation, the risk level with which you are comfortable and other factors. In general, the Funds are most suitable for investors who:
o  are willing to grow their capital over the long-term (at least five years)
o can accept the additional risks and volatility associated with sector investing
o understand that shares of a Fund can, and likely will, have daily price fluctuations
o are investing through tax-deferred retirement accounts, such as traditional and Roth Individual Retirement Accounts ("IRAs"), as well as employer-sponsored qualified retirement plans, including 401(k)s and 403(b)s, all of which have longer investment horizons.

You probably do not want to invest in the Funds if you are:
o primarily seeking current dividend income (although Real Estate Opportunity, Telecommunications, and Utilities Funds do seek to provide income in addition to capital growth)
o unwilling to accept potentially significant changes in the price of Fund shares
o  speculating on short-term fluctuations in the stock markets.

[INVESCO ICON]  SHARE PRICE

CURRENT MARKET VALUE OF FUNDS ASSETS
+ ACCRUED INTEREST AND DIVIDENDS
- FUNDS DEBTS,
INCLUDING ACCRUED EXPENSES
--------------------------
/ NUMBER OF SHARES

The value of your Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in each Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally 4:00 p.m. Eastern time), except that securities traded primarily on the Nasdaq Stock Market ("Nasdaq") are normally valued by a Fund at the Nasdaq Official Closing Price provided by Nasdaq each business day. Shares of the Funds are not priced on days when the NYSE is closed, which generally is on weekends, most national holidays in the U.S., and Good Friday.

NAV is calculated by adding together the current market price of all of a Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares. Because their expenses vary, NAV is calculated separately for each class.

All purchases, sales, and exchanges of Fund shares are made by INVESCO at the NAV next calculated after INVESCO receives proper instructions from you, your financial intermediary, or your plan or program sponsor. Instructions must be received by INVESCO no later than the close of the NYSE to effect transactions at that day's NAV. If INVESCO receives instructions from you, your financial intermediary, or your plan or program sponsor after that time, the instructions will be processed at the NAV next calculated after receipt of these instructions. Financial institutions that process customer transactions through the National Securities Clearing Corporation's Fund/SERV and Networking facilities must obtain their customers' permission for each transaction, and each financial institution retains responsibility to its customers for any errors or irregularities related to these transactions.

Foreign securities exchanges, which set the prices for foreign securities held by the Funds, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Funds would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell, or exchange shares for you on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Funds on that day.

[INVESCO ICON]  HOW TO BUY SHARES

TO BUY SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE THE CLOSE OF THE NYSE, NORMALLY 4:00 P.M. EASTERN TIME.

The Funds offer multiple classes of shares. The chart in this section shows several convenient ways to invest in the shares of the Funds if you invest directly through INVESCO. If you invest in a Fund through a financial intermediary, please consult the financial intermediary, or with respect to Class K shares, the plan or program sponsor, for more information on how to purchase shares of a Fund. You may be charged a commission or transaction fee by the financial intermediary or plan or program sponsor for purchases of Fund shares.

With the exception of Class A shares, there is no charge to invest directly through INVESCO. Class A shares are subject to a front-end sales charge. For more information on this charge, please see the subsection entitled "Sales Charges." If you buy $1,000,000 or more of Class A shares and redeem the shares within eighteen months from the date of purchase, you may pay a 1% CDSC at the time of redemption. If you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 1% on your Class A shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. With respect to redemption of Class B shares held six years or less, a CDSC of 1% - 5% of the total original cost of the shares may be assessed. With respect to redemption of Class C shares held thirteen months or less, a CDSC of 1% of the total original cost of the shares may be assessed. With respect to Class K shares, if you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 0.70% on your Class K shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. In determining whether a CDSC applies to a redemption from a non-qualified plan, it is assumed that the shares being redeemed first are any shares in the shareholder's Fund account that are not subject to a CDSC, followed by shares held the longest in the shareholder's account. These charges are not assessed upon Class A, B, C, or K shares acquired through reinvestment of dividends or other distributions, or Class A, B, C, or K shares exchanged for the same class of another INVESCO Fund. For more information on CDSC charges, please see the subsection of the Prospectus entitled "Choosing A Share Class" and the section of the Statement of Additional Information entitled "Distributor - Sales Charges and Dealer Concessions."

For all new accounts, please send a completed application form, and specify the fund or funds and class or classes of shares you wish to purchase. If you do not specify a fund or funds, your initial investment and any subsequent purchases will automatically go into INVESCO Cash Reserves Fund - Class A, a series of INVESCO Money Market Funds, Inc. You will receive a confirmation of this transaction and may contact INVESCO to exchange into the fund you choose.

A share of each class represents an identical interest in a Fund and has the same rights, except that each class bears its own distribution and shareholder servicing charges, and other expenses. The income attributable to each class and the dividends payable on the shares of each class will be reduced by the amount of the distribution fee, if applicable, and the other expenses payable by that class.

INVESCO reserves the right to increase, reduce, or waive each Fund's minimum investment requirements in its sole discretion, if it determines this action is in the best interests of that Fund's shareholders. INVESCO also reserves the right in its sole discretion to reject any order to buy Fund shares, including purchases by exchange.

Please remember that if you pay by check, Automated Clearing House ("ACH"), or wire and your funds do not clear, you will be responsible for any related loss to a Fund or INVESCO. If you are already an INVESCO funds shareholder, the Fund may seek reimbursement for any loss from your existing account(s).

MINIMUM INITIAL INVESTMENT. $1,000, which is waived for regular investment plans, including EasiVest and Direct Payroll Purchase, and certain retirement plans, including IRAs.

MINIMUM SUBSEQUENT INVESTMENT. $50 (Minimums are lower for certain retirement plans.)

The following chart shows several ways to invest in a Fund if you invest directly through INVESCO.

METHOD                       INVESTMENT MINIMUM         PLEASE REMEMBER
--------------------------------------------------------------------------------
BY CHECK                     $1,000 for regular         INVESCO does not accept
Mail to:                     accounts; $250 for an      cash, credit cards,
INVESCO Funds Group, Inc.    IRA; $50 for each          travelers' cheques,
P.O. Box 173706              subsequent investment.     credit card checks,
Denver, CO 80217-3706.                                  instant loan checks,
You may send your check by                              money orders, or third
overnight courier to:                                   party checks unless they
4350 South Monaco Street                                are from another
Denver, CO 80237.                                       financial institution
                                                        related to a retirement
                                                        plan transfer.
--------------------------------------------------------------------------------
BY WIRE                      $1,000 for regular
You may send your payment    accounts; $250 for an
by bank wire (call           IRA; $50 for each
1-800-525-8085 for           subsequent investment.
instructions).
--------------------------------------------------------------------------------
BY TELEPHONE WITH ACH        $1,000 for regular         You must provide your
Call 1-800-525-8085 to       accounts; $250 for an      bank account information
request your purchase.       IRA; $50 for each          to INVESCO prior to
Upon your telephone          subsequent investment.     using this option.
instructions, INVESCO
will move money from your
designated bank/credit
union checking or savings
account in order to
purchase shares.
--------------------------------------------------------------------------------
BY INTERNET (INVESTOR        $1,000 for regular         You will need a Web
CLASS -  GRANDFATHERED       accounts; $250 for an      browser to use this
INVESTORS ONLY)              IRA; $50 for each          service. Internet
Go to the INVESCO Web site   subsequent investment.     transactions are limited
at invescofunds.com.                                    to a maximum of $25,000.
--------------------------------------------------------------------------------
REGULAR INVESTING WITH       $50 per month for          Like all regular
EASIVEST OR DIRECT PAYROLL   EasiVest; $50 per pay      investment plans,
PURCHASE                     period for Direct Payroll  neither EasiVest nor
You may enroll on your       Purchase. You may start    Direct Payroll Purchase
fund application, or call    or stop your regular       ensures a profit or
us for a separate form       investment plan at any     protects against loss in
and more details.            time, with two weeks'      a falling market.
Investing the same amount    notice to INVESCO.         Because you'll invest
on a monthly basis allows                               continually, regardless
you to buy more shares                                  of varying price levels,
when prices are low and                                 consider your financial
fewer shares when prices                                ability to keep buying
are high. This "dollar                                  through low price
cost averaging" may help                                levels. And remember
offset market                                           that you will lose money
fluctuations. Over a                                    if you redeem your
period of time, your                                    shares when the market
average cost per share                                  value of all your shares
may be less than the                                    is less than their cost.
actual average net asset
value per share.
--------------------------------------------------------------------------------
BY PERSONAL ACCOUNT LINE     $50 for subsequent         You must provide your
WITH ACH                     investments.               bank account information
Automated transactions by                               to INVESCO prior to
telephone are available                                 using this option.
for subsequent purchases                                Automated transactions
and exchanges 24 hours a                                are limited to a maximum
day. Simply call                                        of $25,000.
1-800-424-8085.
--------------------------------------------------------------------------------
BY EXCHANGE                  $1,000 for regular         See "Exchange Policy."
Between the same class of    accounts; $250 for an
any two INVESCO funds.       IRA; $50 for each
Call 1-800-525-8085 for      subsequent investment.
prospectuses of other
INVESCO funds. Exchanges
may be made by phone or
at our Web site at
invescofunds.com. You may
also establish an
automatic monthly
exchange service between
two INVESCO funds; call
us for further details
and the correct form.

GRANDFATHERED INVESTORS. Investor Class shares of a Fund can be purchased only by:
o Persons or entities who had established an account in any of the funds managed and distributed by INVESCO (the "INVESCO Funds") in Investor Class shares prior to April 1, 2002 and have continuously maintained such account in Investor Class shares since April 1, 2002;
o Any person or entity listed in the account registration for any INVESCO Funds account in Investor Class shares that has been established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians, and designated beneficiaries;
o Customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with INVESCO and/or any of the INVESCO Funds' Investor Class shares prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002;
o  Defined benefit, defined contribution, and deferred compensation plans; and

o INVESCO employees, INVESCO Funds directors, AMVESCAP employees, AMVESCAP directors, and their immediate families.

For more detailed information about eligibility, please call 1-800-525-8085. If you hold INVESCO Funds Investor Class shares through a broker/dealer or other financial institution, your eligibility to purchase Investor Class shares may differ depending on that institution's policies.

EXCHANGE POLICY. You may exchange your shares in any of the Funds for shares of the same class in another INVESCO fund on the basis of their respective NAVs at the time of the exchange.

FUND EXCHANGES CAN BE A CONVENIENT WAY FOR YOU TO DIVERSIFY YOUR INVESTMENTS, OR TO REALLOCATE YOUR INVESTMENTS WHEN YOUR OBJECTIVES CHANGE.

Before making any exchange, be sure to review the prospectuses of the funds involved and consider the differences between the funds. Also, be certain that you qualify to purchase certain classes of shares in the new fund. An exchange is the sale of shares from one fund immediately followed by the purchase of shares in another. Therefore, any gain or loss realized on the exchange is recognizable for federal income tax purposes (unless, of course, you or your account qualifies as tax-deferred under the Internal Revenue Code). If the shares of the fund you are selling have gone up in value since you bought them, the sale portion of an exchange may result in taxable income to you.

You will not pay a sales charge when exchanging Class B shares for other Class B shares, Class C shares for other Class C shares, or Class K shares for other Class K shares. If you make an exchange involving Class B, Class C, or Class K shares, the amount of time you held the original shares will be added to the holding period of the Class B, Class C, or Class K shares, respectively, into which you exchanged for the purpose of calculating any CDSC that may be assessed upon a subsequent redemption.

We have the following policies governing exchanges:
o Both fund accounts involved in the exchange must be registered in exactly the same name(s) and Social Security or federal tax I.D. number(s).
o  You may make up to four exchanges out of each Fund per twelve-month period.
o Each Fund reserves the right to reject any exchange request, or to modify or terminate the exchange policy, if it is in the best interests of the Fund. Notice of all such modifications or terminations that affect all shareholders of the Fund will be given at least sixty days prior to the effective date of the change, except in unusual instances, including a suspension of redemption of the exchanged security under Section 22(e) of the Investment Company Act of 1940.

In addition, the ability to exchange may be temporarily suspended at any time that sales of the Fund into which you wish to exchange are temporarily stopped.

CHOOSING A SHARE CLASS. In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan applicable to the class, if any, (iii) the eligibility requirements that apply to purchases of a particular class, and (iv) any services you may receive in making your investment determination. Your financial intermediary can help you decide among the various classes. Please contact your financial intermediary for several convenient ways to invest in a Fund. Class A, B, C, and K shares of the Funds are available primarily through financial intermediaries.

In addition, you should also consider the factors below:

                                   Investor Class    Class A               Class B          Class C        Class K
                                   --------------    -------               -------          -------        -------
Initial Sales Charge               None              5.50%                 None             None           None

CDSC(1)                            None              1% on certain         1%-5% for        1% for         0.70% on cer-
                                                     purchases held        shares held      shares held    tain purchases
                                                     less than 18 months   less than 6      less than 13   held less than
                                                                           years            months         12 months

12b-1 Fee                          0.25%             0.35%                 1.00%            1.00%          0.45%

12b-1 Fee (Utilities Fund only)(3) 0.25%             0.25%                 1.00%            1.00%          0.45%

Conversion                         No                No                    Yes(2)           No             No

Purchase Order Maximum             None              None                  $250,000         $1,000,000     None

(1) Please see the subsection entitled "Sales Charges" below and the section of the Funds' Statement of Additional Information entitled "Distributor - Sales Charges and Dealer Concessions" for more information regarding CDSC charges and dealer concessions.
(2) Class B shares, along with the pro rata portion of the shares' reinvested dividends and distributions, automatically convert to Class A shares at the end of the month which is eight years after the date on which such Class B shares were purchased.

(3) Effective July 1, 2003.

INTERNET TRANSACTIONS (INVESTOR CLASS - GRANDFATHERED INVESTORS ONLY). Investors may open new accounts and exchange and redeem Investor Class shares of any INVESCO fund through the INVESCO Web site. To use this service, you will need a web browser (presently Netscape version 4.0 or higher, Microsoft Internet Explorer version 4.0 or higher, or AOL version 5.0 or higher) and the ability to use the INVESCO Web site. INVESCO will accept Internet purchase instructions only for exchanges or if the purchase price is paid to INVESCO through debiting your bank account, and any Internet cash redemptions will be paid only to the same bank account from which the payment to INVESCO originated. INVESCO imposes a limit of $25,000 on Internet purchase and redemption transactions. Other minimum transaction amounts are discussed in this Prospectus. You may also download an application to open an account from the Web site, complete it by hand, and mail it to INVESCO, along with a check.

INVESCO employs reasonable procedures to confirm that transactions entered into over the Internet are genuine. These procedures include the use of alphanumeric passwords, secure socket layering, encryption, and other precautions reasonably designed to protect the integrity, confidentiality, and security of shareholder information. In order to enter into a transaction on the INVESCO Web site, you will need an account number, your Social Security number, and an alphanumeric password. If INVESCO follows these procedures, neither INVESCO, its affiliates nor any INVESCO fund will be liable for any loss, liability, cost, or expense for following instructions communicated via the Internet that are reasonably believed to be genuine or that follow INVESCO's security procedures. By entering into the user's agreement with INVESCO to open an account through our Web site, you lose certain rights if someone gives fraudulent or unauthorized instructions to INVESCO that result in a loss to you.

SALES CHARGES (CLASS A, B, C, AND K ONLY)

Sales charges on Class A shares of the Funds are detailed below. As used below, the term "offering price" with respect to Class A shares includes the initial sales charge.

INITIAL SALES CHARGES. Class A shares of the Funds are subject to the following initial sales charges:

                                                     Investor's Sales Charge
Amount of investment                             As a % of           As a % of
in a single transaction                          offering price      investment

Less than                            $25,000        5.50%              5.82%
$25,000             but less than    $50,000        5.25%              5.54%
$50,000             but less than    $100,000       4.75%              4.99%
$100,000            but less than    $250,000       3.75%              3.90%
$250,000            but less than    $500,000       3.00%              3.09%
$500,000            but less than    $1,000,000     2.00%              2.04%
$1,000,000 or more                                  NAV                NAV

CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS A AND CLASS K SHARES. You can purchase $1,000,000 or more of Class A shares at net asset value, and the distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more. However, if you purchase shares worth $1,000,000 or more, they may be subject to a CDSC of 1% if you redeem them prior to eighteen months after the date of purchase. We will use the "first-in, first-out" method to determine your holding period. Under this method, the date of redemption will be compared with the earliest purchase date of shares held in your account. If your holding period is less than eighteen months, the CDSC may be assessed on the amount of the total original cost of the shares. For qualified plans investing in Class A shares, you may pay a CDSC of 1% if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. For qualified plans investing in Class K shares, you may pay a CDSC of 0.70% if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account.

CDSC FOR CLASS B AND CLASS C SHARES. You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages. If your holding period is less than six years for Class B shares and thirteen months for Class C shares, the CDSC may be assessed on the amount of the total original cost of the shares.

Year Since
Purchase Made                              Class B                    Class C

First                                      5%                         1%(1)
Second                                     4%                         None
Third                                      3%                         None
Fourth                                     3%                         None
Fifth                                      2%                         None
Sixth                                      1%                         None
Seventh and following                      None(2)                    None

(1) The first year will consist of the first thirteen months.
(2) Class B shares, along with the pro rata portion of the shares' reinvested dividends and distributions, automatically convert to Class A shares at the end of the month which is eight years after the date on which such Class B shares were purchased.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS. You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial intermediary must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

     REDUCED SALES CHARGES. You may be eligible to buy Class A shares at reduced initial sales charge rates under Right of Accumulation or Letter of Intent under certain circumstances.

          RIGHTS OF ACCUMULATION. You may combine your new purchases of Class A shares with Class A shares that were previously purchased for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all Class A shares you own.

          LETTER OF INTENT. Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of the Fund during a thirteen-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the thirteen-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

     INITIAL SALES CHARGE/CDSC EXCEPTIONS
     You will not pay initial sales charges:
          o  on shares purchased by reinvesting dividends and distributions;
          o when exchanging shares of the same class among certain INVESCO funds;
          o  when using the reinstatement privilege;
          o when a merger, consolidation, or acquisition of assets of an INVESCO fund occurs; and
          o  upon automatic conversion of Class B to Class A.

     You will not pay a CDSC:
          o  if you purchase less than $1,000,000 of Class A shares;
          o if you purchase $1,000,000 or more of Class A shares and hold those shares for more than eighteen months;
          o  if you redeem Class B shares you held for more than six years;
          o if you redeem Class C shares you held for more than thirteen months;
          o if you participate in the periodic withdrawal program and withdraw up to 10% of the value of your shares that are subject to a CDSC in any twelve-month period. The value of your shares, and applicable twelve-month period, will be calculated based upon the value of your account on, and the date of, the first periodic withdrawal;
          o if you redeem shares acquired through reinvestment of dividends and distributions;
          o if you are a qualified plan investing in Class A or Class K shares and elect to forego any dealer concession;
          o  on increases in the net asset value of your shares;
          o  to pay account fees;
          o for IRA distributions due to death or disability or periodic distributions based on life expectancy;
          o to return excess contributions (and earnings, if applicable) from retirement plan accounts; or
          o for redemptions following the death of a shareholder or beneficial owner.

There may be other situations when you may be able to purchase or redeem shares at reduced or no sales charges. Consult the Funds' Statement of Additional Information for further details.

DISTRIBUTION EXPENSES. We have adopted a Master Distribution Plan and Agreement (commonly known as a "12b-1 Plan") for each class of shares of the Funds. The 12b-1 fees paid by each Fund's classes of shares are used to pay distribution and service fees to ADI for the sale and distribution of the Funds' shares and to pay for services provided to shareholders. These services include compensation to financial intermediaries that sell Fund shares and/or service shareholder accounts. Because each Fund's shares pay these fees out of their assets on an ongoing basis, these fees increase the cost of your investment.

Under each Plan, payments are limited to an amount computed at each class's applicable 12b-1 fee. If distribution expenses for a class exceed these computed amounts, ADI pays the difference. Conversely, if distribution fees are less than computed amounts, ADI retains the difference.

[INVESCO ICON]  YOUR ACCOUNT SERVICES

With the exception of householding, the following information pertains only to shareholders who hold their shares directly through INVESCO.

SHAREHOLDER ACCOUNTS. INVESCO maintains your share account, which contains your current Fund holdings. The Funds do not issue share certificates.

INVESCO PROVIDES YOU WITH SERVICES DESIGNED TO MAKE IT SIMPLE FOR YOU TO BUY, SELL, OR EXCHANGE YOUR SHARES OF ANY INVESCO MUTUAL FUND.

QUARTERLY INVESTMENT SUMMARIES. Each calendar quarter, you receive a written statement which consolidates and summarizes account activity and value at the beginning and end of the period for each of your INVESCO funds.

TRANSACTION CONFIRMATIONS. You receive detailed confirmations of individual purchases, exchanges, and sales. If you choose certain recurring transaction plans (for instance, EasiVest), your transactions are confirmed on your quarterly Investment Summaries.

TELEPHONE TRANSACTIONS. You and your financial intermediary or plan or program sponsor may buy, exchange, and sell Fund shares by telephone, unless these privileges are specifically declined when the INVESCO new account Application is filled out.

YOU CAN CONDUCT MOST TRANSACTIONS AND CHECK ON YOUR ACCOUNT THROUGH OUR TOLL-FREE TELEPHONE NUMBER. YOU MAY ALSO ACCESS PERSONAL ACCOUNT INFORMATION AT OUR WEB SITE, INVESCOFUNDS.COM.

Unless you decline the telephone transaction privileges, when you fill out and sign the new account Application, a Telephone Transaction Authorization Form, or use your telephone transaction privileges, you lose certain rights if someone gives fraudulent or unauthorized instructions to INVESCO that result in a loss to you. In general, if INVESCO has followed reasonable procedures, such as recording telephone instructions and sending written transaction confirmations, INVESCO is not liable for following telephone instructions that it believes to be genuine. Therefore, you have the risk of loss due to unauthorized or fraudulent instructions.

HOUSEHOLDING. To save money for the Funds, you may receive only one copy of a prospectus or financial report to each household address. This process, known as "householding," is used for most required shareholder mailings. It does not apply to account statements. You may, of course, request an additional copy of a prospectus or financial report at any time by calling or writing INVESCO. You may also request that householding be eliminated from all your required mailings.

IRAS AND OTHER RETIREMENT PLANS. Shares of any INVESCO mutual fund may be purchased for IRAs and many other types of tax-deferred retirement plans. Please call INVESCO for information and forms to establish or transfer your existing retirement plan or account.

[INVESCO ICON]  HOW TO SELL SHARES

The chart in this section shows several convenient ways to sell your Fund shares if you invest directly through INVESCO. If you invest in a Fund through a financial intermediary, please consult the financial intermediary, or with respect to Class K shares, the plan or program sponsor, for information on how to sell shares of a Fund. You may be charged a commission or transaction fee by your financial intermediary or plan or program sponsor for sales of Fund shares. Shares of the Funds may be sold at any time at the next NAV calculated after your request to sell is received by INVESCO in proper form. Depending on Fund performance, the NAV at the time you sell your shares may be more or less than the price you paid to purchase your shares.

Various fees may apply to Fund redemptions. You may be charged a CDSC at the time of redemption depending on how long you have held your shares.If you buy $1,000,000 or more of Class A shares and redeem the shares within eighteen months from the date of purchase, you may pay a 1% CDSC at the time of redemption. If you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 1% on your Class A shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. With respect to redemption of Class B shares held six years or less, a CDSC of 1% - 5% of the total original cost of the shares may be assessed. With respect to redemption of Class C shares held thirteen months or less, a CDSC of 1% of the total original cost of the shares may be assessed. With respect to Class K shares, if you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 0.70% on your Class K shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. In determining whether a CDSC applies to a redemption from a non-qualified plan, it is assumed that the shares being redeemed first are any shares in the shareholder's Fund account that are not subject to a CDSC, followed by shares held the longest in the shareholder's account. These charges are not assessed upon Class A, B, C, or K shares acquired through reinvestment of dividends or other distributions, or Class A, B, C, or K shares exchanged for the same class of another INVESCO Fund. For more information on CDSC charges, please see the subsection of the Prospectus entitled "Choosing A Share Class" and the section of the Statement of Additional Information entitled "Distributor - Sales Charges and Dealer Concessions."

TO SELL SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE 4:00 P.M. EASTERN TIME.

If you own shares in more than one INVESCO fund, please specify the fund whose shares you wish to sell and specify the class of shares. Remember that any sale or exchange of shares in a non-retirement account will likely result in a taxable gain or loss.

While INVESCO attempts to process telephone redemptions promptly, there may be times -- particularly in periods of severe economic or market disruption -- when you may experience delays in redeeming shares by telephone.

INVESCO usually forwards the proceeds from the sale of fund shares within seven days after we receive your request to sell in proper form. However, payment may be postponed under unusual circumstances -- for instance, if normal trading is not taking place on the NYSE, or during an emergency as defined by the

Securities and Exchange Commission. If your INVESCO fund shares were purchased by a check which has not yet cleared, payment will be made promptly when your purchase check does clear; that can take up to twelve business days.

If you participate in EasiVest, the Funds' automatic monthly investment program, and sell all of the shares in your account, we will not make any additional EasiVest purchases unless you give us other instructions.

Because of the Funds' expense structures, it costs as much to handle a small account as it does to handle a large one. If the value of your account in a Fund falls below $250 as a result of your actions (for example, sale of your Fund shares), the Fund reserves the right to sell all of your shares, send the proceeds of the sale to you and close your account. Before this is done, you will be notified and given sixty days to increase the value of your account to $250 or more.

REDEMPTION FEES. Except for any applicable CDSC, we will not charge you any fees to redeem your shares; however, your financial intermediary may charge service fees for handling these transactions.

REINSTATEMENT PRIVILEGE (CLASS A AND CLASS B ONLY). You may, within ninety days after you sell Class A or Class B shares, reinvest all or part of your redemption proceeds in Class A shares of a Fund at net asset value in an identically registered account. You will not pay any sales charges on the amount reinvested. You must notify INVESCO in writing at the time you reinstate that you are exercising your reinstatement privilege. You may exercise this privilege only once per calendar year.

The following chart shows several ways to sell your shares of the Funds if you invest directly through INVESCO.

METHOD                       REDEMPTION MINIMUM         PLEASE REMEMBER
--------------------------------------------------------------------------------
BY TELEPHONE                 Any amount.                You must provide an IRA
Call us toll-free at:                                   redemption form to
1-800-525-8085.                                         INVESCO prior to making
                                                        an IRA redemption by
                                                        telephone. INVESCO's
                                                        telephone redemption
                                                        privileges may be
                                                        modified or terminated
                                                        in the future at
                                                        INVESCO's discretion.
                                                        The maximum amount which
                                                        may be redeemed by
                                                        telephone is generally
                                                        $25,000.
--------------------------------------------------------------------------------
IN WRITING                   Any amount.                The redemption request
Mail your request to:                                   must be signed by all
INVESCO Funds Group, Inc.                               registered account
P.O. Box 173706                                         owners. Payment will be
Denver, CO 80217-3706.                                  mailed to your address
You may also send your                                  as it appears on
request by overnight                                    INVESCO's records, or to
courier to:                                             a bank designated by you
4350 South Monaco Street                                in writing.
Denver, CO 80237.
--------------------------------------------------------------------------------
BY TELEPHONE WITH ACH        Any amount.                You must provide your
Call 1-800-525-8085 to                                  bank account information
request your redemption.                                or IRA redemption form
                                                        to INVESCO prior to
                                                        using this option.
                                                        INVESCO will
                                                        automatically pay the
                                                        proceeds into your
                                                        designated bank account.
--------------------------------------------------------------------------------
BY INTERNET (INVESTOR        Any amount. IRA            You will need a Web
CLASS - GRANDFATHERED        redemptions are not        browser to use this
INVESTORS ONLY)              permitted via the          service. Internet
Go to the INVESCO Web site   internet.                  transactions are limited
at invescofunds.com.                                    to a maximum of $25,000.
                                                        INVESCO will
                                                        automatically pay the
                                                        proceeds into your
                                                        designated bank account.
--------------------------------------------------------------------------------
BY PERSONAL ACCOUNT LINE     $50.                       Be sure to write down
WITH ACH (INVESTOR CLASS -                              the confirmation number
GRANDFATHERED INVESTORS                                 provided to you. You
ONLY)                                                   must provide your bank
Automated transactions by                               account information to
telephone are available                                 INVESCO prior to using
for redemptions and                                     this option.
exchanges 24 hours a day.
Simply call 1-800-424-8085.
--------------------------------------------------------------------------------
PERIODIC WITHDRAWAL PLAN     $100 per payment on a      You must have at least
You may call us to request   monthly or quarterly       $10,000 total invested
the appropriate form and     basis. The redemption      with the INVESCO funds
more information at          check may be made payable  with at least $5,000 of
1-800-525-8085.              to any party you           that total invested in
                             designate.                 the fund from which
                                                        withdrawals will be
                                                        made.
--------------------------------------------------------------------------------
PAYMENT TO THIRD PARTY       Any amount.                All registered account
Mail your request to:                                   owners must sign the
INVESCO Funds Group, Inc.                               request, with signature
P.O. Box 173706                                         guarantees from an
Denver, CO 80217-3706.                                  eligible guarantor
                                                        financial institution,
                                                        such as a commercial
                                                        bank or a recognized
                                                        national or regional
                                                        securities firm.
--------------------------------------------------------------------------------

[GRAPH ICON]  TAXES

Everyone's tax status is unique. We manage the Funds in an effort to provide maximum total returns to all shareholders of the Funds. INVESCO generally focuses on pre-tax results and ordinarily does not manage a Fund to minimize taxes. We may, nevertheless, take advantage of opportunities to mitigate taxes through management of capital gains and losses. We encourage you to consult your own tax adviser on the tax impact to you of investing directly or indirectly in the Funds.

TO AVOID BACKUP WITHHOLDING, BE SURE WE HAVE YOUR CORRECT SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER.

Each Fund customarily distributes to its shareholders substantially all of its net investment income, net capital gains and net gains from foreign currency transactions, if any. You receive a proportionate part of these distributions, depending on the percentage of a Fund's shares that you own. These distributions are required under federal tax laws governing mutual funds. It is the policy of each Fund to distribute all investment company taxable income and net capital gains. As a result of this policy and each Fund's qualification as a regulated investment company, it is anticipated that none of the Funds will pay any federal income or excise taxes. Instead, each Fund will be accorded conduit or "pass through" treatment for federal income tax purposes.


However, unless you are (or your account is) exempt from income taxes, you must include all dividends and capital gain distributions paid to you by a Fund in your taxable income for federal, state, and local income tax purposes. You also may realize capital gains or losses when you sell shares of a Fund at more or less than the price you originally paid. An exchange is treated as a sale, and is a taxable event. Dividends and other distributions usually are taxable whether you receive them in cash or automatically reinvest them in shares of the distributing Fund(s) or other INVESCO funds.

If you have not provided INVESCO with complete, correct tax information, the Funds are required by law to withhold from your distributions, and any money that you receive from the sale of shares of the Funds, a backup withholding tax at the rate in effect on the date of the transaction.

Unless your account is held through a financial intermediary, we will provide you with detailed information every year about your dividends and capital gain distributions. Depending on the activity in your individual account, we may also be able to assist with cost basis figures for shares you sell.

[GRAPH ICON]  DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Funds earn ordinary or investment income from dividends and interest on their investments. Energy, Financial Services, Gold & Precious Metals, Health Sciences, Leisure, Technology, and Telecommunications Funds expect to distribute their respective investment income, less Fund expenses, to shareholders annually. Real Estate Opportunity and Utilities Funds expect to make such distributions quarterly. All Funds can make distributions at other times, if they choose to do so. Please note that classes with higher expenses are expected to have lower dividends.

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY. DISTRIBUTIONS ARE TAXABLE WHETHER REINVESTED IN ADDITIONAL SHARES OR PAID TO YOU IN CASH (EXCEPT FOR TAX-EXEMPT OR TAX-DEFERRED ACCOUNTS).

Each Fund also realizes capital gains or losses when it sells securities in its portfolio for more or less than it had paid for them. If total gains on sales exceed total losses (including losses carried forward from previous years), a Fund has a net realized capital gain. Net realized capital gains, if any, are distributed to shareholders at least annually, usually in November or December. Dividends and capital gain distributions are paid to you if you hold shares on the record date of the distribution regardless of how long you have held your shares.

Under present federal income tax laws, capital gains may be taxable at different rates, depending on how long a Fund has held the underlying investment. Short-term capital gains, which are derived from the sale of assets held one year or less, are taxed as ordinary income. Long-term capital gains, which are derived from the sale of assets held for more than one year, are taxed at up to the maximum capital gains rate, currently 20% for individuals.

A Fund's daily NAV reflects all realized capital gains that have not yet been distributed to shareholders. Therefore, a Fund's NAV will drop by the amount of a distribution, net of market fluctuations, on the day the distribution is declared. If you buy shares of a Fund just before a distribution is declared, you may wind up "buying a distribution." This means that if the Fund declares a dividend or capital gain distribution shortly after you buy, you will receive some of your investment back as a taxable distribution. Although purchasing your shares at the resulting higher NAV may mean a smaller capital gain or greater loss upon sale of the shares, most shareholders want to avoid the purchase of shares immediately before the distribution record date. However, keep in mind that your basis in the Fund will be increased to the extent such distributions are reinvested in the Fund. If you sell your shares of a Fund at a loss for tax purposes and then replace those shares with a substantially identical investment either thirty days before or after that sale, the transaction is usually considered a "wash sale" and you will not be able to claim a tax loss.

Dividends and capital gain distributions paid by each Fund are automatically reinvested in additional Fund shares at the NAV on the ex-distribution date, unless you choose to have them automatically reinvested in another INVESCO fund or paid to you by check or electronic funds transfer. If you choose to be paid by check, the minimum amount of the check must be at least $10; amounts less than that will be automatically reinvested. Dividends and other distributions, whether received in cash or reinvested in additional Fund shares, are generally subject to federal income tax.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the various classes of each Fund for the past five years (or, if shorter, the period of the class's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Sector Funds, Inc.'s 2003 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting ADI at the address or telephone number on the back cover of this Prospectus.

                                                                                      PERIOD ENDED
                                                     YEAR ENDED MARCH 31                MARCH 31          YEAR ENDED OCTOBER 31
                                         -------------------------------------------------------------------------------------------
                                              2003           2002          2001          2000(a)           1999          1998
ENERGY FUND--
  INVESTOR CLASS
PER SHARE DATA
Net Asset Value--Beginning of Period        $   19.26      $    19.73    $    17.40    $     13.68       $    11.30    $     19.38
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS (b)
Net Investment Income(Loss)(c)                  (0.10)          (0.07)        (0.08)         (0.00)           (0.00)          0.00
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                (2.35)          (0.40)         3.84           3.72             2.39          (5.04)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                (2.45)          (0.47)         3.76           3.72             2.39          (5.04)
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                 0.00            0.00          1.43           0.00             0.01           3.04
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period              $   16.81      $    19.26    $    19.73    $     17.40       $    13.68    $     11.30
====================================================================================================================================

TOTAL RETURN                                   (12.72%)         (2.38%)       23.09%         27.19%(d)        21.19%        (28.51%)

RATIOS
Net Assets--End of Period  ($000 Omitted)   $ 231,023      $  358,439    $  445,845    $   221,432       $  196,136    $   137,455
Ratio of Expenses to Average Net Assets(e)       1.69%           1.53%         1.41%          1.60%(f)         1.68%          1.58%
Ratio of Net Investment Income (Loss) to
      Average Net Assets                        (0.57%)         (0.34%)       (0.35%)        (0.26%)(f)       (0.05%)         0.01%
Portfolio Turnover Rate                           144%            144%          166%           109%(d)          279%           192%


(a) From November 1, 1999 to March 31, 2000.
(b) The per share information was computed based on average shares for the years ended March 31, 2003, 2002 and 2001.
(c) Net Investment Income (Loss) aggregated less than $0.01 on a per share basis for the period ended March 31, 2000 and the years ended October 31, 1999 and 1998.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian, distribution, and transfer agent fees).
(f) Annualized

                                                                                       CLASS A           CLASS B

                                                                                      YEAR ENDED       YEAR ENDED
                                                                                       MARCH 31         MARCH 31
----------------------------------------------------------------------------------------------------------------------
ENERGY FUND--CLASS A & CLASS B                                                           2003(a)          2003(a)
PER SHARE DATA
Net Asset Value--Beginning of Period                                                  $ 19.26          $ 19.26
----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                                                     (0.05)           (0.17)
Net Losses on Securities (Both Realized and Unrealized)                                 (2.36)           (2.38)
----------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                        (2.41)           (2.55)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                                        $ 16.85          $ 16.71
======================================================================================================================

TOTAL RETURN(c)

RATIOS                                                                                (12.51%)         (13.24%)
Net Assets--End of Period  ($000 Omitted)                                             $ 9,131          $ 1,502
Ratio of Expenses to Average Net Assets(d)(e)                                           1.46%            2.33%
Ratio of Net Investment Loss to Average Net Assets(e)                                  (0.33%)          (1.16%)
Portfolio Turnover Rate                                                                  144%             144%

(a) Class commenced operations on April 1, 2002.
(b) The per share information was computed based on average shares.
(c) The applicable sales charge for Class A or CDSC for Class B is not included in the Total Return Calculation.
(d) Ratio is based on Total Expenses of the Class, less Expenses absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of Class B were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed for Class B, ratio of expenses to average net assets would have been 2.41% and ratio of net investment loss to average net assets would have been (1.24%).

                                                                                                               PERIOD ENDED
                                                                                YEAR ENDED MARCH 31              MARCH 31
                                                                    -------------------------------------------------------------
                                                                           2003          2002           2001          2000(a)
ENERGY FUND--CLASS C
PER SHARE DATA
Net Asset Value--Beginning of Period                                 $    18.98    $    19.58     $    17.39    $    14.35
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                                       (0.11)        (0.07)         (0.05)        (0.01)
Net Gains or (Losses) on Securities (Both Realized and Unrealized)        (2.42)        (0.53)          3.67          3.05
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                          (2.53)        (0.60)          3.62          3.04
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                                           0.00          0.00           1.43          0.00
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                       $    16.45    $    18.98     $    19.58    $    17.39
====================================================================================================================================

TOTAL RETURN(c)                                                          (13.33%)       (3.06%)        22.35%        21.11%(d)

RATIOS
Net Assets--End of Period ($000 Omitted)                             $    9,566    $   12,324     $    8,704    $       16
Ratio of Expenses to Average Net Assets(e)(f)                              2.33%         2.27%          2.05%         2.05%(g)
Ratio of Net Investment Loss to Average Net Assets(f)                     (1.22%)       (1.08%)        (1.10%)       (1.11%)(g)
Portfolio Turnover Rate                                                     144%          144%           166%          109%(h)

(a) From February 15, 2000, since inception of Class, to March 31, 2000.
(b) The per share information was computed based on average shares for the period ended March 31, 2000.
(c) The applicable CDSC is not included in the Total Return calculation.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, less Expenses absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(f) Various expenses of the Class were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.53% and ratio of net investment loss to average net assets would have been (1.42%).
(g) Annualized
(h) Portfolio Turnover is calculated at the Fund level. Represents the period from November 1, 1999 to March 31, 2000.

                                                                                                                   PERIOD ENDED
                                                                                 YEAR ENDED MARCH 31                 MARCH 31
                                                                      --------------------------------------------------------------
                                                                                2003             2002                2001(a)
ENERGY FUND--CLASS K
PER SHARE DATA
Net Asset Value--Beginning of Period                                         $ 17.98          $ 19.62             $ 16.76
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                                            (0.14)           (0.05)              (0.15)
Net Gains or (Losses) on Securities (Both Realized and Unrealized)             (2.29)           (1.59)               3.01
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                               (2.43)           (1.64)               2.86
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                               $ 15.55          $ 17.98             $ 19.62
====================================================================================================================================

TOTAL RETURN                                                                  (13.52%)          (8.36%)             17.06%(c)

RATIOS
Net Assets--End of Period  ($000 Omitted)                                    $   289          $    37             $     1
Ratio of Expenses to Average Net Assets(d)(e)                                   2.07%           11.62%               3.11%(f)
Ratio of Net Investment Loss to Average Net Assets(e)                          (0.90%)         (10.45%)             (2.34%)(f)
Portfolio Turnover Rate                                                          144%             144%                166%(g)


(a) From December 1, 2000, since inception of Class, to March 31, 2001.
(b) The per share information was computed based on average shares for the year ended March 31, 2003.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less Expenses absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of the Class were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 5.36% and ratio of net investment loss to average net assets would have been (4.19%).
(f) Annualized
(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended March 31, 2001. Financial Highlights (continued)

                                                                                           PERIOD ENDED
                                                       YEAR ENDED MARCH 31                    MARCH 31        YEAR ENDED OCTOBER 31
                                                 -----------------------------------------------------------------------------------
                                                 2003          2002           2001            2000(a)           1999          1998
FINANCIAL SERVICES  FUND--INVESTOR  CLASS
PER SHARE DATA
Net Asset Value--Beginning of Period        $   28.22    $    28.88   $      27.13    $      29.73      $      28.45   $     29.14
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                            0.10          0.07           0.10            0.03              0.08          0.25
Net Gains or (Losses) on Securities (Both
     Realized and Unrealized)                   (6.42)         0.94           2.97            0.05              3.52          3.01
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                (6.32)         1.01           3.07            0.08              3.60          3.26
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                 0.13          1.67           1.32            2.68              2.32          3.95
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period              $   21.77    $    28.22   $      28.88    $      27.13      $      29.73   $     28.45
====================================================================================================================================

TOTAL RETURN                                   (22.39%)        3.82%         11.25%           0.60%(b)         13.52%        11.76%

RATIOS
Net Assets--End of Period ($000 Omitted)    $ 734,440    $1,234,230   $  1,368,583    $  1,133,350      $  1,242,555   $ 1,417,655
Ratio of Expenses to Average Net Assets(c)       1.40%         1.27%          1.25%           1.29%(d)          1.26%         1.05%
Ratio of Net Investment Income to
     Average Net Assets                          0.38%         0.24%          0.36%           0.25%(d)          0.25%         0.85%
Portfolio Turnover Rate                            60%           81%            99%             38%(b)            83%           52%

(a) From November 1, 1999 to March 31, 2000.
(b) Based on operations for the period shown and, accordingly, is not representative of a full year.
(c) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian, distribution, and transfer agent fees).
(d) Annualized

                                                                                CLASS A             CLASS B

                                                                              YEAR ENDED          YEAR ENDED
                                                                               MARCH 31            MARCH 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                2003(a)                  2003(a)
FINANCIAL SERVICES FUND--CLASS A & CLASS B
PER SHARE DATA
Net Asset Value--Beginning of Period                                        $   28.22                 $   28.22
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)                                                     0.06                     (0.03)
Net Losses on Securities (Both Realized and Unrealized)                         (6.37)                    (6.30)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                (6.31)                    (6.33)
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTION                                                  0.23                      0.15
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                              $   21.68                 $   21.74
====================================================================================================================================

TOTAL RETURN(b)                                                                (22.36%)                  (22.48%)

RATIOS
Net Assets--End of Period  ($000 Omitted)                                   $   5,311                 $     990
Ratio of Expenses to Average Net Assets(c)(d)                                    1.38%                     2.09%
Ratio of Net Investment Income (Loss) to  Average Net Assets(d)                  0.49%                    (0.20%)
Portfolio Turnover Rate                                                            60%                       60%

(a) Class commenced operations on April 1, 2002.
(b) The applicable sales charges for Class A or CDSC for Class B is not included in the Total Return calculation.
(c) Ratio is based on Total Expenses of the Class, less Expenses absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(d) Various expenses of each Class were absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.51% for Class A and 2.40% for Class B and ratio of net investment income (loss) to average net assets would have been 0.36% for Class A and (0.51%) for Class B.

                                                                                                                      PERIOD
                                                                                                                       ENDED
                                                                                   YEAR ENDED MARCH 31                MARCH 31
                                                                --------------------------------------------------------------------
                                                                           2003           2002           2001           2000(a)
FINANCIAL SERVICES FUND--CLASS C
PER SHARE DATA
Net Asset Value--Beginning of Period                                 $    27.89     $    28.72     $    27.06     $    23.66
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Income (Loss)(c)                                           (0.25)         (0.10)         (0.09)          0.00
Net Gains or (Losses) on Securities (Both Realized and Unrealized)        (6.22)          0.87           3.05           3.48
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                          (6.47)          0.77           2.96           3.48
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                                           0.04           1.60           1.30           0.08
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                       $    21.38     $    27.89     $    28.72     $    27.06
====================================================================================================================================

TOTAL RETURN(d)                                                          (23.22%)         2.98%         10.87%         14.72%(e)

RATIOS
Net Assets--End of Period ($000 Omitted)                             $   10,026     $   16,880     $   12,221     $      138
Ratio of Expenses to Average Net Assets(f)                                 2.45%          2.07%          1.85%          1.63%(g)
Ratio of Net Investment Income (Loss) to Average Net Assets               (0.68%)        (0.57%)        (0.31%)         0.39%(g)
Portfolio Turnover Rate                                                      60%            81%            99%            38%(h)

(a) From February 15, 2000, since inception of Class, to March 31, 2000.
(b) The per share information was computed based on average shares for the year ended March 31, 2001.
(c) Net Investment Income aggregated less than $0.01 on a per share basis for the period ended March 31, 2000.
(d) The applicable CDSC is not included in the Total Return Calculation.
(e) Based on operations for the period shown and, accordingly, is not representative of a full year.
(f) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(g) Annualized
(h) Portfolio Turnover is calculated at the Fund level. Represents the period from November 1, 1999 to March 31, 2000.

                                                                                                                       PERIOD ENDED
                                                                                    YEAR ENDED MARCH 31                  MARCH 31
                                                                         -----------------------------------------------------------
                                                                                 2003                 2002                 2001(a)
FINANCIAL SERVICES FUND--CLASS K
PER SHARE DATA
Net Asset Value--Beginning of Period                                        $   27.69            $   28.67            $   29.35
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Income (Loss)                                                     0.15                (0.03)               (0.17)
Net Gains or (Losses) on Securities (Both Realized and Unrealized)              (6.14)                0.90                (0.38)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                (6.26)                0.87                (0.55)
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                                                 0.16                 1.85                 0.13
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                              $   21.27            $   27.69            $   28.67
====================================================================================================================================

TOTAL RETURN                                                                   (22.62%)               3.38%               (1.97%)(c)

RATIOS
Net Assets--End of Period ($000 Omitted)                                    $   1,348            $   1,033            $       1
Ratio of Expenses to Average Net Assets(d)(e)                                    1.78%                1.63%                3.35%(f)
Ratio of Net Investment Loss to Average Net Assets(e)                            0.18%               (0.12%)              (1.80%)(f)
Portfolio Turnover Rate                                                            60%                  81%                  99%(g)

(a) From December 1, 2000, since inception of Class, to March 31, 2001.
(b) The per share information was computed based on average shares for the year ended March 31, 2002.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less expenses absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of the Class were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.13% and ratio of net investment loss to average net assets would have been (0.17%).
(f) Annualized
(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended March 31, 2001.

                                                                                           PERIOD ENDED
                                                          YEAR ENDED MARCH 31               MARCH 31         YEAR ENDED OCTOBER 31
                                           -----------------------------------------------------------------------------------------
                                                   2003          2002           2001          2000(a)          1999         1998
GOLD & PRECIOUS METALS
    FUND--INVESTOR CLASS
PER SHARE DATA
Net Asset Value--Beginning of Period        $      2.29   $      1.43    $      1.60   $      1.83      $      1.90   $      3.21
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS(b)
Net Investment Income (Loss)                      (0.02)        (0.01)         (0.01)        (0.01)           (0.03)         0.01
Net Gains or (Losses) on Securities
    (Both Realized and Unrealized)                (0.13)         0.87          (0.12)        (0.22)           (0.04)        (1.29)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                   0.11          0.86          (0.13)        (0.23)           (0.07)        (1.28)
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                   0.00          0.00           0.04          0.00             0.00          0.03
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period              $      2.40   $      2.29    $      1.43   $      1.60      $      1.83   $      1.90
====================================================================================================================================

TOTAL RETURN                                       4.80%        60.14%         (8.38%)      (12.58%)(c)       (3.68%)      (39.98%)

RATIOS
Net Assets--End of Period ($000 Omitted)    $    98,388   $   104,831    $    64,429   $    81,470      $    99,753   $   107,249
Ratio of Expenses to Average Net Assets(d)         1.88%         2.10%          2.34%         2.08%(e)         2.20%         1.90%
Ratio of Net Investment
  Loss to Average Net Assets                      (0.79%)       (0.80%)        (0.99%)       (0.76%)(e)       (1.60%)       (0.93%)
Portfolio Turnover Rate                              84%           46%            90%           37%(c)          141%          133%

(a) From November 1, 1999 to March 31, 2000.
(b) The per share information was computed based on average shares for the years ended March 31, 2003 and 2001 and October 31, 1999.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian, distribution, and transfer agent fees).
(e) Annualized

                                                                                CLASS A                         CLASS B

                                                                               YEAR ENDED                     YEAR ENDED
                                                                                MARCH 31                       MARCH 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   2003(a)                       2003(a)
GOLD & PRECIOUS METALS FUND--CLASS A & CLASS B
PER SHARE DATA
Net Asset Value--Beginning of Period                                          $    2.29                     $    2.29
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                                               (0.02)                        (0.02)
Net Gains on Securities (Both Realized and Unrealized)                             0.12                          0.12
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                   0.10                          0.10
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                                $    2.39                     $    2.39
====================================================================================================================================
                                                                                   4.37%                         4.37%
TOTAL RETURN(c)

RATIOS
Net Assets--End of Period  ($000 Omitted)                                     $   1,514                     $   2,315
Ratio of Expenses to Average Net Assets(d)(e)                                      2.09%                         2.18%
Ratio of Net Investment Loss to  Average Net Assets(e)                            (1.09%)                       (1.12%)
Portfolio Turnover Rate                                                              84%                           84%

(a) Class commenced operations on April 1, 2002.
(b) The per share information was computed based on average shares.
(c) The applicable sales charges for Class A or CDSC for Class B is not included in the Total Return calculation.
(d) Ratio is based on Total Expenses of the Class, less Expenses absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of Class A were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed for Class A, ratio of expenses to average net assets would have been 2.11% and ratio of net investment loss to average net assets would have been (1.11%).

                                                                                                                   PERIOD ENDED
                                                                                     YEAR ENDED MARCH 31              MARCH 31
                                                                  ------------------------------------------------------------------
                                                                            2003            2002          2001          2000(a)
GOLD & PRECIOUS METALS FUND--CLASS C
PER SHARE DATA
Net Asset Value--Beginning of Period                                   $    2.42       $    1.53     $    1.60    $    1.75
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss(c)                                                     (0.00)          (0.07)        (0.01)       (0.00)
Net Gains or (Losses) on Securities (Both Realized and Unrealized)         (0.10)           0.96         (0.02)       (0.15)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                            0.10            0.89         (0.03)       (0.15)
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                                            0.00            0.00          0.04         0.00
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                         $    2.52       $    2.42     $    1.53    $    1.60
====================================================================================================================================

TOTAL RETURN(d)                                                             4.13%          58.17%        (1.95%)      (8.57%)(e)

RATIOS
Net Assets--End of Period ($000 Omitted)                               $   2,459       $     515     $      57    $       1
Ratio of Expenses to Average Net Assets(f)                                  2.65%           3.33%         3.38%        3.54%(g)
Ratio of Net Investment Loss to Average Net Assets                         (1.60%)         (1.67%)       (1.41%)      (0.82%)(g)
Portfolio Turnover Rate                                                       84%             46%           90%          37%(h)

(a) From February 15, 2000, since inception of Class, to March 31, 2000.
(b) The per share information was computed based on average shares for the year ended March 31, 2001.
(c) Net Investment Loss aggregated less than $0.01 on a per share basis for the year ended March 31, 2003 and the period ended March
    31, 2000.
(d) The applicable CDSC is not included in the Total Return calculation.
(e) Based on operations for the period shown and, accordingly, is not representative of a full year.
(f) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(g) Annualized
(h) Portfolio Turnover is calculated at the Fund level. Represents the period from November 1, 1999 to March 31, 2000.

                                                                                           PERIOD ENDED
                                                       YEAR ENDED MARCH 31                   MARCH 31       YEAR ENDED OCTOBER 31
                                          -----------------------------------------------------------------------------------------
                                                 2003         2002           2001               2000(a)          1999         1998
HEALTH SCIENCES FUND--
  INVESTOR CLASS
PER SHARE DATA
Net Asset Value--Beginning of Period       $    47.56  $     45.78    $     55.52       $      58.39      $     62.12   $    57.50
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS(b)
Net Investment Income (Loss)                    (0.28)       (0.38)         (0.12)             (0.06)            0.14         0.13
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                (8.75)        2.18          (0.51)              3.53             5.02        13.55
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                (9.03)        1.80          (0.63)              3.47             5.16        13.68
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                 0.00         0.02(c)        9.11               6.34             8.89         9.06
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period             $    38.53  $     47.56    $     45.78       $      55.52      $     58.39   $    62.12
====================================================================================================================================

TOTAL RETURN                                   (18.99%)       3.95%         (4.12%)             6.30%(d)         8.44%       28.58%

RATIOS
Net Assets--End of Period ($000 Omitted)   $  954,765  $ 1,475,313    $ 1,580,378       $  1,622,624      $ 1,574,020   $1,328,196
Ratio of Expenses to Average Net Assets(e)       1.44%        1.31%          1.23%              1.18%(f)         1.22%        1.12%
Ratio of Net Investment Income
   (Loss) to Average Net Assets                 (0.68%)      (0.75%)        (0.20%)            (0.22%)(f)        0.07%        0.25%
Portfolio Turnover Rate                           179%         160%           177%               107%(d)          127%          92%

(a) From November 1, 1999 to March 31, 2000.
(b) The per share information was computed based on average shares for the years ended March 31, 2003, 2002 and 2001 and the period ended March 31, 2000.
(c) Distribution was a tax return of capital.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian, distribution, and transfer agent fees).
(f) Annualized

                                                                          CLASS A                   CLASS B

                                                                         YEAR ENDED                YEAR ENDED
                                                                          MARCH 31                  MARCH 31
------------------------------------------------------------------------------------------------------------------------------------
HEALTH SCIENCES FUND--CLASS A & CLASS B                                       2003(a)                   2003(a)
PER SHARE DATA
Net Asset Value--Beginning of Period                                     $   47.56                 $   47.56
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                                          (0.22)                    (0.44)
Net Losses on Securities (Both Realized and Unrealized)                      (8.78)                    (8.78)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                             (9.00)                    (9.22)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                           $   38.56                 $   38.34
====================================================================================================================================

TOTAL RETURN(c)                                                             (18.92%)                  (19.39%)

RATIOS
Net Assets--End of Period  ($000 Omitted)                                $   3,731                 $     621
Ratio of Expenses to Average Net Assets(d)(e)                                 1.41%                     2.06%
Ratio of Net Investment Loss to Average Net Assets(e)                        (0.69%)                   (1.22%)
Portfolio Turnover Rate                                                        179%                      179%

(a) Class commenced operations on April 1, 2002.
(b) The per share information was computed based on average shares.
(c) The applicable sales charges for Class A or CDSC for Class B is not included in the the Total Return calculation.
(d) Ratio is based on Total Expenses of the Class, less Expenses absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of each Class were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.88% for Class A and 2.51% for Class B and ratio of net investment loss to average net assets would have been (1.16%) for Class A and (1.67%) for Class B.


                                                                                                                     PERIOD ENDED
                                                                                   YEAR ENDED MARCH 31                 MARCH 31
                                                               ---------------------------------------------------------------------
                                                                           2003          2002             2001           2000(a)
HEALTH SCIENCES FUND--CLASS C
PER SHARE DATA
Net Asset Value--Beginning of Period                                 $    46.68    $    45.40       $    55.50     $    62.05
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                                       (1.20)        (0.35)           (0.05)         (0.03)
Net Gains or (Losses) on Securities (Both Realized and Unrealized)        (8.21)         1.65            (0.94)         (6.52)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                          (9.41)         1.30            (0.99)         (6.55)
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                                          (0.00)         0.02(c)          9.11           0.00
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                       $    37.27    $    46.68       $    45.40     $    55.50
====================================================================================================================================

TOTAL RETURN(d)                                                          (20.16%)        2.85%           (4.79%)       (10.56%)(e)

RATIOS
Net Assets--End of Period  ($000 Omitted)                            $    5,846    $   15,892       $   10,767     $      470
Ratio of Expenses to Average Net Assets(f)(g)                              2.81%         2.26%            2.03%          1.65%(h)
Ratio of Net Investment Loss to Average Net Assets(g)                     (2.04%)       (1.70%)          (1.08%)        (0.54%)(h)
Portfolio Turnover Rate                                                     179%          160%             177%           107%(i)

(a) From February 15, 2000, since inception of Class, to March 31, 2000.
(b) The per share information was computed based on average shares for the period ended March 31, 2000.
(c) Distribution was a tax return of capital.
(d) The applicable CDSC is not included in the Total Return calculation.
(e) Based on operations for the period shown and, accordingly, is not representative of a full year.
(f) Ratio is based on Total Expenses of the Class, less expenses absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(g) Various expenses of the Class were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntraily absorbed, ratio of expenses to average net assets would havebeen 3.27% and ratio of net investment loss to average net assets would have been (2.50%).
(h) Annualized
(i) Portfolio Turnover is calculated at the Fund level. Represents the period from November 1, 1999 to March 31, 2000.

                                                                                                               PERIOD ENDED
                                                                                  YEAR ENDED MARCH 31            MARCH 31
                                                                       -------------------------------------------------------------
                                                                              2003              2002                2001(a)
HEALTH SCIENCES FUND--CLASS K
PER SHARE DATA
Net Asset Value--Beginning of Period                                     $   46.98         $   45.43           $   55.84
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                                          (0.23)            (0.48)              (0.22)
Net Gains or (Losses) on Securities (Both Realized and Unrealized)           (8.94)             2.05              (10.19)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                             (9.17)             1.57              (10.41)
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                                              0.00              0.02(c)             0.00
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                           $   37.81         $   46.98           $   45.43
====================================================================================================================================

TOTAL RETURN                                                                (19.50%)            3.42%             (18.64%)(d)

RATIOS
Net Assets--End of Period ($000 Omitted)                                 $   1,990         $   2,405           $       1
Ratio of Expenses to Average Net Assets(e)                                    2.07%             1.71%               3.62%(f)
Ratio of Net Investment Loss to Average Net Assets                           (1.29%)           (1.09%)             (2.75%)(f)
Portfolio Turnover Rate                                                        179%              160%                177%(g)

(a) From December 1, 2000, since inception of Class, to March 31, 2001.
(b) The per share information was computed based on average shares for the year ended March 31, 2002.
(c) Distribution was a tax return of capital.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(f) Annualized
(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended March 31, 2001.

                                                                                           PERIOD ENDED
                                                                YEAR ENDED MARCH 31         MARCH 31     YEAR ENDED OCTOBER 31
                                             ---------------------------------------------------------------------------------------

                                                   2003           2002          2001           2000(a)          1999          1998
LEISURE FUND--INVESTOR CLASS
PER SHARE DATA
Net Asset Value--Beginning of Period        $     38.95    $     37.13   $     47.12    $     43.21      $     27.92   $     27.21
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS(b)
Net Investment Loss(c)                            (0.23)         (0.03)        (0.00)         (0.13)           (0.00)        (0.00)
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)                 (7.89)          2.21         (3.05)          7.27            17.20          3.69
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                  (8.12)          2.18         (3.05)          7.14            17.20          3.69
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                   0.00           0.36          6.94           3.23             1.91          2.98
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period              $     30.83    $     38.95   $     37.13    $     47.12      $     43.21   $     27.92
====================================================================================================================================

TOTAL RETURN                                     (20.87%)         6.01%        (5.50%)        17.34%(d)        65.13%        15.16%

RATIOS
Net Assets--End of Period ($000 Omitted)    $   536,108    $   799,465   $   607,428    $   549,523      $   443,348   $   228,681
Ratio of Expenses to Average Net Assets(e)         1.50%          1.40%         1.36%          1.28%(f)         1.44%         1.41%
Ratio of Net Investment Loss
   to Average Net Assets                          (0.69%)        (0.64%)       (0.51%)        (0.65%)(f)       (0.68%)       (0.09%)
Portfolio Turnover Rate                              20%            27%           28%            23%(d)           35%           31%

(a) From November 1, 1999 to March 31, 2000.
(b) The per share information was computed based on average shares for the year ended March 31, 2003 and the period ended March 31,
    2000.
(c) Net Investment Loss aggregated less than $0.01 on a per share basis for the year ended March 31, 2001 and the years ended
    October 31, 1999 and 1998.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian, distribution, and transfer agent fees).
(f) Annualized


                                                                       CLASS A                           CLASS B

                                                                      YEAR ENDED                       YEAR ENDED
                                                                       MARCH 31                         MARCH 31
------------------------------------------------------------------------------------------------------------------------------------
LEISURE FUND--CLASS A & CLASS B                                             2003(a)                      2003(a)
PER SHARE DATA
Net Asset Value--Beginning of Period                                  $    38.96                   $    38.96
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                                        (0.17)                       (0.38)
Net Losses on Securities (Both Realized and Unrealized)                    (7.91)                       (7.93)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                           (8.08)                       (8.31)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                        $    30.88                   $    30.65
====================================================================================================================================

TOTAL RETURN(c)                                                           (20.74%)                     (21.33%)

RATIOS
Net Assets--End of Period  ($000 Omitted)                             $   27,175                   $    8,268
Ratio of Expenses to Average Net Assets(d)(e)                               1.42%                        2.14%
Ratio of Net Investment Loss to  Average Net Assets(e)                     (0.56%)                      (1.29%)
Portfolio Turnover Rate                                                       20%                          20%

(a) Class commenced operations on April 1, 2002.
(b) The per share information was computed based on average shares.
(c) The applicable sales charges for Class A or CDSC for Class B is not included in the Total Return Calculation.
(d) Ratio is based on Total Expenses of the Class, less Expenses absorbed by INVESCO, if applicable, which is before any expenses offset arrangements (which may include custodian fees).
(e) Various expenses of Class B were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed for Class B, ratio of expenses to average net assets would have been 2.23% and ratio of net investment loss to average net assets would have been (1.38%).

                                                                                                                       PERIOD ENDED
                                                                                  YEAR ENDED MARCH 31                     MARCH 31
                                                                --------------------------------------------------------------------
                                                                         2003             2002              2001           2000(a)
LEISURE FUND--CLASS C
PER SHARE DATA
Net Asset Value--Beginning of Period                               $    38.29       $    36.80       $    47.09      $    45.51
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                                     (0.18)           (0.17)           (0.13)          (0.02)
Net Gains or (Losses) on Securities (Both Realized and Unrealized)      (8.11)            2.02            (3.22)           1.60
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                        (8.29)            1.85            (3.35)           1.58
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                                         0.00             0.36             6.94            0.00
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                     $    30.00       $    38.29       $    36.80      $    47.09
====================================================================================================================================

TOTAL RETURN(c)                                                        (21.65%)           5.10%           (6.18%)          3.47%(d)

RATIOS
Net Assets--End of Period ($000 Omitted)                           $   17,768       $   16,307       $    5,388      $       84
Ratio of Expenses to Average Net Assets(e)                               2.44%            2.26%            2.08%           1.71%(f)
Ratio of Net Investment Loss to Average Net Assets                      (1.62%)          (1.48%)          (1.08%)         (0.42%)(f)
Portfolio Turnover Rate                                                    20%              27%              28%             23%(g)

(a) From February 15, 2000, since inception of Class, to March 31, 2000.
(b) The per share information was computed based on average shares for the period ended March 31, 2000.
(c) The applicable CDSC is not included in the Total Return calculation.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(f) Annualized
(g) Portfolio Turnover is calculated at the Fund level. Represents the period from November 1, 1999 to March 31, 2000.

                                                                                     YEAR ENDED                PERIOD ENDED
                                                                                      MARCH 31                   MARCH 31
                                                                       -------------------------------------------------------------
                                                                                       2003                       2002(a)
LEISURE FUND--CLASS K
PER SHARE DATA
Net Asset Value--Beginning of Period                                             $    38.98                 $    36.11
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS (b)
Net Investment Loss                                                                   (0.06)                     (0.09)
Net Gains or (Losses) on Securities (Both Realized and Unrealized)                    (8.18)                      2.96
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                      (8.24)                      2.87
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                                   $    30.74                 $    38.98
====================================================================================================================================

TOTAL RETURN                                                                         (21.14%)                     7.95%(c)

RATIOS
Net Assets--End of Period ($000 Omitted)                                         $   67,465                 $   62,226
Ratio of Expenses to Average Net Assets(d)(e)                                          1.87%                      1.23%(f)
Ratio of Net Investment Loss to Average Net Assets(e)                                 (1.05%)                    (0.48%)(f)
Portfolio Turnover Rate                                                                  20%                        27%(g)

(a) From December 17, 2001, inception of Class, to March 31, 2002.
(b) The per share information was computed based on average shares for the period ended March 31, 2002.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less Expenses absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of the Class were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expensews had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.21% and ratio of net investment loss to average net assets would have been (1.39%).
(f) Annualized
(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended March 31, 2002.

                                                                                           PERIOD ENDED
                                                                 YEAR ENDED MARCH 31          MARCH 31        YEAR ENDED JULY 31
                                                  ----------------------------------------------------------------------------------
                                                            2003       2002       2001          2000(a)         1999         1998

REAL ESTATE OPPORTUNITY FUND--
  INVESTOR CLASS
PER SHARE DATA
Net Asset Value--Beginning of Period                    $   7.89   $   7.12   $   6.63      $   6.90        $   9.15      $  10.99
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                       0.28       0.24       0.26          0.27            0.33          0.38
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)                          (0.37)      0.78       0.48         (0.28)          (1.56)        (0.96)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                           (0.09)      1.02       0.74         (0.01)          (1.23)        (0.58)
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                            0.27       0.25       0.25          0.26            1.02          1.26
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                          $   7.53   $   7.89   $   7.12      $   6.63        $   6.90      $   9.15
====================================================================================================================================

TOTAL RETURN                                               (1.12%)    14.67%     11.05%        (0.03%)(b)     (13.29%)       (6.49%)

RATIOS
Net Assets--End of Period ($000 Omitted)                $ 20,313   $ 20,345   $ 28,546      $ 20,046        $ 17,406      $ 23,548
Ratio of Expenses to Average Net Assets(c)(d)               1.60%      1.61%      1.60%         1.34%(e)        1.34%         1.22%
Ratio of Net Investment Income to Average Net Assets(d)     3.92%      3.58%      3.52%         5.54%(e)        4.23%         3.53%
Portfolio Turnover Rate                                      248%       196%       338%(f)       272%(b)(f)      697%(f)       258%

(a) From August 1, 1999 to March 31, 2000.
(b) Based on operations for the period shown and, accordingly, is not representative of a full year.
(c) Ratio is based on Total Expenses of the Class, less Expenses absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(d) Various expenses of the Class were voluntarily absorbed by INVESCO for the years ended March 31, 2003, 2002, and 2001, the period ended March 31, 2000 and the years ended July 31, 1999 and 1998. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.43%, 2.25%, 2.03%, 2.73% (annualized), 2.76%, and 1.97%, respectively, and ratio of net investment income to average net assets would have been 3.09%, 2.94%, 3.09%, 4.15% (annualized), 2.81%, and
    2.78%, respectively.
(e) Annualized
(f) Portfolio Turnover was greater than expected during the year due to active trading undertaken in response to market conditions.


                                                                         CLASS A                     CLASS B

                                                                        YEAR ENDED                  YEAR ENDED
                                                                         MARCH 31                    MARCH 31
------------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE OPPORTUNITY FUND--CLASS A & CLASS B                             2003(a)                     2003(a)
PER SHARE DATA
Net Asset Value--Beginning of Period                                   $    7.89                   $    7.89
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                       0.28                        0.21
Net Losses on Securities (Both Realized and Unrealized)                    (0.39)                      (0.36)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                           (0.11)                      (0.15)
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                                            0.34                        0.32
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                         $    7.44                   $    7.42
====================================================================================================================================
                                                                           (1.45%)                     (1.94%)
TOTAL RETURN(b)

RATIOS
Net Assets--End of Period  ($000 Omitted)                              $   2,409                   $     133
Ratio of Expenses to Average Net Assets(c)(d)                               1.66%                       2.36%
Ratio of Net Investment Income to  Average Net Assets(d)                    4.57%                       3.49%
Portfolio Turnover Rate                                                      248%                        248%

(a) Class commenced operations on April 1, 2002.
(b) The applicable sales charges for Class A or CDSC for Class B is not included in the Total Return calculation.
(c) Ratio is based on Total Expenses of the Class, less expenses absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(d) Various expenses of Class B were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expense had not been voluntarily absorbed for Class B, ratio of expenses to average net assets would have been 3.73% and ratio of net investment income to average net assets would have been 2.12%.

                                                                                                                 PERIOD ENDED
                                                                               YEAR ENDED MARCH 31                  MARCH 31
                                                                 -------------------------------------------------------------------
                                                                          2003         2002          2001             2000(a)
REAL ESTATE OPPORTUNITY FUND--CLASS C
PER SHARE DATA
Net Asset Value--Beginning of Period                                 $    7.95     $    7.10    $    6.62         $    6.58
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                     0.14          0.14         0.20              0.08
Net Gains or (Losses) on Securities (Both Realized and Unrealized)       (0.28)         0.82         0.48              0.06
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                         (0.14)         0.96         0.68              0.14
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                                          0.08          0.11         0.20              0.10
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                       $    7.73     $    7.95    $    7.10         $    6.62
====================================================================================================================================

TOTAL RETURN(b)                                                          (1.81%)       13.69%       10.20%             2.10%(c)

RATIOS
Net Assets--End of Period ($000 Omitted)                             $     838     $     484    $   1,336         $     143
Ratio of Expenses to Average Net Assets(d)(e)                             2.35%         2.37%        2.26%             1.77%(f)
Ratio of Net Investment Income to Average Net Assets(e)                   3.25%         2.72%        2.90%            19.13%(f)
Portfolio Turnover Rate                                                    248%          196%         338%(g)           272%(g)(h)


(a) From February 15, 2000, since inception of Class, to March 31, 2000.
(b) The applicable CDSC is not included in the Total Return Calculation.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of the Class were voluntarily absorbed by INVESCO for the years ended March 31, 2003, 2002, and 2001 and the period ended March 31, 2000. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 3.74%, 2.72%, 2.26%, and 2.04% (annualized), respectively, and ratio of net investment income to average net assets would have been 1.86%, 2.37%, 2.90%, and 18.86% (annualized), respectively.
(f) Annualized
(g) Portfolio Turnover was greater than expected during the year due to active trading undertaken in response to market conditions.
(h) Portfolio Turnover is calculated at the Fund level. Represents the period from August 1, 1999 to March 31, 2000.

                                                                                              PERIOD  ENDED
                                                                YEAR ENDED MARCH 31           MARCH 31        YEAR ENDED OCTOBER 31
                                          ------------------------------------------------------------------------------------------
                                                 2003           2002           2001           2000(a)           1999         1998
TECHNOLOGY FUND--
   INVESTOR CLASS
PER SHARE DATA
Net Asset Value--Beginning of Period        $   30.41    $     35.60    $    101.92    $     58.17      $     28.07   $     35.97
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS
Net Investment Loss(b)                          (0.41)         (0.08)         (0.10)         (0.03)           (0.07)        (0.00)
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)              (13.37)         (5.11)        (63.58)         47.69            30.17         (1.45)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS               (13.51)         (5.19)        (63.68)         47.66            30.10         (1.45)
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                 0.00           0.00           2.64           3.91             0.00          6.45
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period              $   16.90    $     30.41    $     35.60    $    101.92      $     58.17   $     28.07
====================================================================================================================================

TOTAL RETURN                                   (44.43%)       (14.58%)       (63.54%)        85.87%(c)       107.23%        (2.47%)

RATIOS
Net Assets--End of Period ($000 Omitted)    $ 853,530    $ 1,865,251    $ 2,181,879    $ 5,034,087      $ 2,081,613   $ 1,008,771
Ratio of Expenses to Average Net Assets(d)       1.77%          1.37%          0.98%          0.88%(e)         1.20%         1.17%
Ratio of Net Investment Loss
   to Average Net Assets                        (1.46%)        (1.08%)        (0.47%)        (0.48%)(e)       (0.79%)       (0.49%)
Portfolio Turnover Rate                           107%            79%            85%            28%(c)          143%          178%

(a) From November 1, 1999 to March 31, 2000.
(b) Net Investment Loss aggregated less than $0.01 on a per share basis for the year ended October 31, 1998.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian, distribution, and transfer agent fees).
(e) Annualized

                                                                            CLASS A                     CLASS B

                                                                           YEAR ENDED                  YEAR ENDED
                                                                            MARCH 31                    MARCH 31
------------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY FUND--CLASS A & CLASS B                                           2003(a)                     2003(a)
PER SHARE DATA
Net Asset Value--Beginning of Period                                    $   30.41                   $   30.41
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                                         (0.20)                      (0.27)
Net Losses on Securities (Both Realized and Unrealized)                    (13.23)                     (13.30)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                           (13.43)                     (13.57)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                          $   16.98                   $   16.84
====================================================================================================================================

TOTAL RETURN(c)                                                            (44.16%)                    (44.62%)

RATIOS
Net Assets--End of Period  ($000 Omitted)                               $   4,460                   $     532
Ratio of Expenses to Average Net Assets(d)(e)                                1.47%                       2.15%
Ratio of Net Investment Loss to  Average Net Assets(e)                      (1.12%)                     (1.71%)
Portfolio Turnover Rate                                                       107%                        107%

(a) Class commenced operations on April 1, 2002.
(b) The per share information was computed based on average shares.
(c) The applicable sales charges for Class A or CDSC for Class B is not included in the Total Return calculation.
(d) Ratio is based on Total Expenses of each Class, less Expenses absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of each Class were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.51% for Class A and 2.74% for Class B and ratio of net investment loss to average net assets would have been (1.16%) for Class A and (2.30%) for Class B.

                                                                                                                     PERIOD ENDED
                                                                                   YEAR ENDED MARCH 31                  MARCH 31
                                                              ----------------------------------------------------------------------
                                                                          2003            2002            2001             2000(a)
TECHNOLOGY FUND--CLASS C
PER SHARE DATA
Net Asset Value--Beginning of Period                                $    29.73      $    35.22      $   101.85      $    95.51
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                                      (0.62)          (0.22)          (0.18)          (0.15)
Net Gains or (Losses) on Securities (Both Realized and Unrealized)      (12.72)          (5.27)         (63.81)           6.49
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                        (13.34)          (5.49)         (63.99)           6.34
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                                          0.00            0.00            2.64            0.00
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                      $    16.39      $    29.73      $    35.22      $   101.85
====================================================================================================================================

TOTAL RETURN(c)                                                         (44.87%)        (15.59%)        (63.89%)          6.63%(d)

RATIOS
Net Assets--End of Period ($000 Omitted)                            $    5,759      $   18,910      $   15,919      $    2,970
Ratio of Expenses to Average Net Assets(e)(f)                             2.69%           2.54%           1.86%           1.45%(g)
Ratio of Net Investment Loss to Average Net Assets(f)                    (2.39%)         (2.26%)         (1.30%)         (1.03%)(g)
Portfolio Turnover Rate                                                    107%             79%             85%             28%(h)

(a) From February 15, 2000, since inception of Class, to March 31, 2000.
(b) The per share information was computed based on average shares for the period ended March 31, 2000.
(c) The applicable CDSC is not included in the Total Return calculation.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, less Expenses absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(f) Various expenses of the Class were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 3.95%, and ratio of net investment loss to average net assets would have been (3.65%).
(g) Annualized
(h) Portfolio Turnover is calculated at the Fund level. Represents the period from November 1, 1999 to March 31, 2000.

                                                                                                         PERIOD ENDED
                                                                       YEAR ENDED MARCH 31                  MARCH 31
                                                           -------------------------------------------------------------------------
                                                                     2003                2002                2001(a)
TECHNOLOGY FUND--CLASS K
PER SHARE DATA
Net Asset Value--Beginning of Period                           $    30.22          $    35.09          $    60.01
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                                 (0.07)              (0.27)              (0.82)
Net Losses on Securities (Both Realized and Unrealized)            (13.37)              (4.60)             (24.10)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                   (13.44)              (4.87)             (24.92)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                 $    16.78          $    30.22          $    35.09
====================================================================================================================================

TOTAL RETURN                                                       (44.47%)            (13.85%)            (41.54%)(c)

RATIOS
Net Assets--End of Period ($000 Omitted)                       $   22,156          $   27,147          $        1
Ratio of Expenses to Average Net Assets(d)(e)                        1.88%               1.28%               5.18%(f)
Ratio of Net Investment Loss to Average Net Assets(e)               (1.55%)             (1.15%)             (4.67%)(f)
Portfolio Turnover Rate                                               107%                 79%                 85%(g)

(a) From December 1, 2000, since inception of Class, to March 31, 2001.
(b) The per share information was computed based on average shares for the year ended March 31, 2002.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less Expenses absorbed by INVESCO , if applicable, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of the Class were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.49%, and ratio of net investment loss to average net assets would have been (2.16%).
(f) Annualized
(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended March 31, 2001.

                                                                                             PERIOD ENDED
                                                                YEAR ENDED MARCH 31            MARCH 31         YEAR ENDED JULY 31
                                            ----------------------------------------------------------------------------------------
                                                         2003        2002          2001          2000(a)         1999         1998
TELECOMMUNICATIONS FUND--
   INVESTOR CLASS
PER SHARE DATA
Net Asset Value--Beginning of Period                $   12.36   $   23.89   $     64.42   $     31.80      $     19.60   $   15.31
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS(b)
Net Investment Income (Loss)(c)                         (0.04)      (0.11)        (0.16)        (0.10)           (0.00)       0.01
Net Gains or (Losses)  on Securities
   (Both Realized and Unrealized)                       (4.36)     (11.42)       (38.91)        32.87            12.57        5.32
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                        (4.40)     (11.53)       (39.07)        32.77            12.57        5.33
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                         0.00        0.00          1.46          0.15             0.37        1.04
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                      $    7.96   $   12.36   $     23.89   $     64.42      $     31.80   $   19.60
====================================================================================================================================

TOTAL RETURN                                           (35.60%)    (48.26%)      (61.42%)      103.25%(d)        65.52%      36.79%

RATIOS
Net Assets--End of Period ($000 Omitted)            $ 274,947   $ 573,969   $ 1,486,660   $ 4,125,890      $ 1,029,256   $ 276,577
Ratio of Expenses to Average Net Assets(e)(f)            1.81%       1.70%         1.10%         0.99%(g)         1.24%       1.32%
Ratio of Net Investment Loss to Average Net
  Assets(f)                                             (0.49%)     (0.57%)       (0.32%)       (0.32%)(g)       (0.49%)     (0.16%)
Portfolio Turnover Rate                                   137%         91%           61%           24%(d)           62%         55%

(a) From August 1, 1999 to March 31, 2000.
(b) The per share information was computed based on average shares for the years ended March 31, 2003, 2002 and 2001 and the period ended March 31, 2000.
(c) Net Investment Loss aggregated less than $0.01 on a per share basis for the year ended July 31, 1999.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, less Expenses absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian, distribution, and transfer agent fees).
(f) Various expenses of the Class were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.76%, and ratio of net investment loss to average net assets would have been (1.44%).
(g) Annualized


                                                                          CLASS A                      CLASS B

                                                                         YEAR ENDED                  YEAR ENDED
                                                                          MARCH 31                    MARCH 31
------------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS FUND--CLASS A & CLASS B                                  2003(a)                    2003(a)
PER SHARE DATA
Net Asset Value--Beginning of Period                                    $  12.36                   $  12.36
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Loss                                                        (0.08)                     (0.03)
Net Losses on Securities (Both Realized and Unrealized)                    (4.36)                     (4.44)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                           (4.44)                     (4.47)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                          $   7.92                   $   7.89
====================================================================================================================================

TOTAL RETURN(b)                                                           (35.92%)                   (36.17)

RATIOS
Net Assets--End of Period  ($000 Omitted)                               $    326                   $     16
Ratio of Expenses to Average Net Assets(c)(d)                               1.66%                      2.57%
Ratio of Net Investment Loss to Average Net Assets(d)                      (0.65%)                    (1.44%)
Portfolio Turnover Rate                                                      137%                       137%

(a) Class commenced operations on April 1, 2002.
(b) The applicable sales charges for Class A or CDSC for Class B is not included in the Total Return calculation.
(c) Ratio is based on Total Expenses of the Class, less Expenses absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(d) Various expenses of Class B were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed for Class B, ratio of expenses to average net assets would have been 12.15% and ratio of net investment loss to average net assets would have been (11.02%).

                                                                                                                         PERIOD
                                                                                                                          ENDED
                                                                                    YEAR ENDED MARCH 31                  MARCH 31
                                                                 -------------------------------------------------------------------
                                                                         2003            2002             2001            2000(a)
TELECOMMUNICATIONS FUND--CLASS C
PER SHARE DATA
Net Asset Value--Beginning of Period                               $    12.10      $    23.70       $    64.37       $    59.28
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                                     (0.34)          (0.04)           (0.13)           (0.06)
Net Gains or (Losses) on Securities (Both Realized and Unrealized)      (4.04)         (11.56)          (39.08)            5.15
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                        (4.38)         (11.60)          (39.21)            5.09
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                                         0.00            0.00             1.46             0.00
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                     $     7.72      $    12.10       $    23.70       $    64.37
====================================================================================================================================

TOTAL RETURN(c)                                                        (36.20%)        (48.95%)         (61.69%)           8.59%(d)

RATIOS
Net Assets--End of Period ($000 Omitted)                           $    2,188      $   10,392       $   11,980       $    2,530
Ratio of Expenses to Average Net Assets(e)(f)                            2.63%           2.60%            1.99%            1.49%(g)
Ratio of Net Investment Loss to Average Net Assets(f)                   (1.18%)         (1.52%)          (1.18%)          (0.86%)(g)
Portfolio Turnover Rate                                                   137%             91%              61%              24%(h)

(a) From February 15, 2000, since inception of Class, to March 31, 2000.
(b) The per share information was computed based on average shares for the period ended March 31, 2000.
(c) The applicable CDSC is not included in the Total Return calculation.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, less Expenses absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(f) Various expenses of the Class were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed , ratio of expenses to average net assets would have been 5.76% and ratio of net investment loss to average net assets would have been (4.31%).
(g) Annualized
(h) Portfolio Turnover is calculated at the Fund level. Represents the period from August 1, 1999 to March 31, 2000.

                                                                                                         PERIOD ENDED
                                                                         YEAR ENDED MARCH 31               MARCH 31
                                                                --------------------------------------------------------------------
                                                                    2003               2002                2001(a)
TELECOMMUNICATIONS FUND--CLASS K
PER SHARE DATA
Net Asset Value--Beginning of Period                             $ 12.30            $ 23.80            $ 36.43
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                                (0.02)             (0.15)             (0.19)
Net Losses on Securities (Both Realized and Unrealized)            (4.38)            (11.35)            (12.44)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                   (4.40)            (11.50)            (12.63)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                   $  7.90            $ 12.30            $ 23.80
====================================================================================================================================

TOTAL RETURN                                                      (35.77%)           (48.32%)           (34.67%)(c)

RATIOS
Net Assets--End of Period  ($000 Omitted)                        $   666            $   864            $     1
Ratio of Expenses to  Average Net Assets(d)(e)                      2.06%              2.21%              2.30%(f)
Ratio of Net Investment Loss to Average Net Assets(e)              (0.77%)            (1.32%)            (1.52%)(f)
Portfolio Turnover Rate                                              137%                91%                61%(g)

(a) From December 1, 2000, since inception of Class, to March 31, 2001.
(b) The per share information was computed based on average shares for the year ended March 31, 2002.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of the Class were voluntarily absorbed by INVESCO for the year ended March 31, 2003 and 2002 and the period ended March 31, 2001. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 3.30%, 2.42% and 3.38% (annualized), respectively, and ratio of net investment loss to average net assets would have been
    (2.01%), (1.53%) and (2.60%) (annualized), respectively.
(f) Annualized
(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended March 31, 2001.


                                                                                                 PERIOD ENDED
                                                                       YEAR ENDED MARCH 31          MARCH 31   YEAR ENDED OCTOBER 31
                                    ------------------------------------------------------------------------------------------------
                                                                 2003        2002        2001        2000(a)       1999       1998
UTILITIES FUND--
   INVESTOR CLASS
PER SHARE DATA
Net Asset Value--Beginning of Period                         $  10.66   $   16.20   $   20.42   $   17.68     $   14.73  $   12.42
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS
Net Investment Income                                            0.23        0.15        0.13        0.04          0.17       0.30
Net Gains or (Losses) on Securities (Both Realized
     and Unrealized)                                            (2.46)      (5.54)      (3.22)       3.95          3.20       2.56
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                (2.23)      (5.39)      (3.09)       3.99          3.37       2.86
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                                 0.24(b)     0.15        1.13        1.25          0.42       0.55
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                               $   8.19   $   10.66   $   16.20   $   20.42     $   17.68  $   14.73
====================================================================================================================================

TOTAL RETURN                                                   (20.99%)    (33.34%)    (15.18%)     23.99%(c)     23.22%     23.44%

RATIOS
Net Assets--End of Period ($000 Omitted)                     $ 72,749   $ 124,578   $ 232,877   $ 260,554     $ 223,334  $ 177,309
Ratio of Expenses to Average Net Assets(d)(e)                    1.30%       1.30%       1.30%       1.24%(f)      1.26%      1.29%
Ratio of Net Investment Income to
   Average Net Assets(e)                                         2.63%       1.09%       0.74%       0.50%(f)      1.02%      1.82%
Portfolio Turnover Rate                                            64%         56%         49%         18%(c)        32%        47%

(a) From November 1, 1999 to March 31, 2000.
(b) Dividends and Distributions included a tax return of capital which aggregated less than $0.01 on a per share basis.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian, distribution, and transfer agent fees).
(e) Various expenses of the Class were voluntarily absorbed by INVESCO for the years ended March 31, 2003, 2002 and 2001, the period ended March 31, 2000 and the years ended October 31, 1999, and 1998. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.90%, 1.57%, 1.40%, 1.33% (annualized), 1.43% and 1.36%, respectively, and ratio of net investment income to average net assets would have been 2.03%, 0.82%, 0.64%, 0.41% (annualized), 0.85% and 1.75%, respectively.
(f) Annualized

                                                                           CLASS A                  CLASS B

                                                                          YEAR ENDED              YEAR ENDED
                                                                           MARCH 31                MARCH 31
------------------------------------------------------------------------------------------------------------------------------------
UTILITIES FUND--CLASS A & CLASS B                                          2003(a)                    2003(a)
PER SHARE DATA
Net Asset Value--Beginning of Period                                   $  10.66                   $  10.66
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                      0.16                       0.13
Net Losses on Securities (Both Realized and Unrealized)                   (2.40)                     (2.43)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                          (2.24)                     (2.30)
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                                           0.29(b)                    0.21(b)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                         $   8.13                   $   8.15
====================================================================================================================================

TOTAL RETURN(c)                                                          (21.05%)                   (21.67%)

RATIOS
Net Assets--End of Period  ($000 Omitted)                              $    450                   $    193
Ratio of Expenses to Average Net Assets(d)(e)                              1.41%                      2.14%
Ratio of Net Investment Income to  Average Net Assets(e)                   2.79%                      1.84%
Portfolio Turnover Rate                                                      64%                        64%

(a) Class commenced operations on April 1, 2002.
(b) Dividends and Distributions included a tax return of capital which aggregated less than $0.01 on a per share basis.
(c) The applicable sales charges for Class A or CDSC for Class B is not included in the Total Return calculation.
(d) Ratio is based on Total Expenses of the Class, less Expenses absorbed by INVESCO, which is before any expenses offset arrangements (which may include custodian fees).
(e) Various expenses of each Class were voluntarily absorbed by INVESCO for the years ended March 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.74% for Class A and 2.69% for Class B and ratio of net investment income to average net assets would have been 2.46% for Class A and 1.29% for Class B.

                                                                                                               PERIOD ENDED
                                                                                 YEAR ENDED MARCH 31              MARCH 31
                                                              ----------------------------------------------------------------------
                                                                          2003        2002          2001          2000(a)
UTILITIES FUND--CLASS C
PER SHARE DATA
Net Asset Value--Beginning of Period                                 $   10.63   $   16.08     $   20.40     $   19.91
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Income (Loss)(c)                                           0.15        0.03         (0.00)        (0.01)
Net Gains or (Losses) on Securities (Both Realized and Unrealized)       (2.47)      (5.48)        (3.22)         0.52
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                         (2.32)      (5.45)        (3.22)         0.51
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                                          0.09        0.00          1.10          0.02
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                       $    8.22   $   10.63     $   16.08     $   20.40
====================================================================================================================================

TOTAL RETURN(d)                                                         (21.85%)    (33.87%)      (15.83%)        2.58%(e)

RATIOS
Net Assets--End of Period ($000 Omitted)                             $     667   $   1,799     $   3,579     $     248
Ratio of Expenses to Average Net Assets(f)(g)                             2.05%       2.04%         2.07%         1.83%(h)
Ratio of Net Investment Income (Loss) to Average Net Assets(g)            1.75%       0.32%        (0.02%)       (0.32%)(h)
Portfolio Turnover Rate                                                     64%         56%           49%           18%(i)

(a) From February 15, 2000, since inception of Class, to March 31, 2000.
(b) The per share information was computed based on average shares for the year ended March 31, 2001.
(c) Net Investment Loss aggregated less than $0.01 on a per share basis for the year ended March 31, 2001.
(d) The applicable CDSC is included in the Total Return calculation.
(e) Based on operations for the period shown and, accordingly, is not representative of a full year.
(f) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(g) Various expenses of the Class were voluntarily absorbed by INVESCO for the years ended March 31, 2003, 2002, and 2001 and the period ended March 31, 2000. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 3.70%, 2.45%, 2.11% and 1.83% (annualized), respectively, and ratio of net investment income (loss) to average net assets would have been 0.10% (0.09%), (0.06%) and (0.32%) (annualized), respectively.
(h) Annualized
(i) Portfolio Turnover is calculated at the Fund level. Represents the period from November 1, 1999 to March 31, 2000.

July 31, 2003


INVESCO SECTOR FUNDS, INC.
INVESCO ENERGY FUND--INVESTOR CLASS, CLASS A, B, C, AND K
INVESCO FINANCIAL SERVICES FUND--INVESTOR CLASS, CLASS A, B, C, AND K INVESCO GOLD & PRECIOUS METALS FUND--INVESTOR CLASS, CLASS A, B, AND C INVESCO HEALTH SCIENCES FUND--INVESTOR CLASS, CLASS A, B, C, AND K INVESCO LEISURE FUND--INVESTOR CLASS, CLASS A, B, C, AND K
INVESCO REAL ESTATE OPPORTUNITY FUND--INVESTOR CLASS, CLASS A, B, AND C INVESCO TECHNOLOGY FUND--INVESTOR CLASS, CLASS A, B, C, AND K
INVESCO TELECOMMUNICATIONS FUND--INVESTOR CLASS, CLASS A, B, C, AND K INVESCO UTILITIES FUND--INVESTOR CLASS, CLASS A, B, AND C


You may obtain additional information about the Funds from several sources:

FINANCIAL REPORTS. Although this Prospectus describes the Funds' anticipated investments and operations, the Funds also prepare annual and semiannual reports that detail the Funds' actual investments at the report date. These reports include discussion of each Fund's recent performance, as well as the effect of market and general economic trends and a Fund's investment strategy on each Fund's performance. The annual report also includes the report of the Funds' independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated July 31, 2003 is a supplement to this Prospectus and has detailed information about the Funds and their investment policies and practices. A current SAI for the Funds is on file with the Securities and Exchange Commission and is incorporated into this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The current Prospectuses of the Funds may be accessed through the INVESCO Web site at invescofunds.com. In addition, the Prospectuses, SAI, annual report, and semiannual report of the Funds are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectuses, SAI, annual report, or semiannual report, write to A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739; or call 1-800-347-4246. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090. This information can be obtained by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Funds are 811-3826 and 002-85905.


811-3826

PROSPECTUS | JULY 31, 2003
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------
INVESCO SECTOR FUNDS, INC.

INVESCO TECHNOLOGY FUND --
INSTITUTIONAL CLASS

A NO-LOAD CLASS OF SHARES OF A MUTUAL FUND DESIGNED FOR INVESTORS SEEKING LONG-TERM GROWTH FROM THE TECHNOLOGY SECTOR.

TABLE OF CONTENTS
Investment Goals, Strategies, And Risks ................62
Fund Performance .......................................63
Fees And Expenses ......................................64
Investment Risks .......................................64
Principal Risks Associated With The Fund ...............65
Temporary Defensive Positions ..........................66
Portfolio Turnover .....................................66
Fund Management ........................................67
Portfolio Manager ......................................67
Potential Rewards ......................................67
Share Price ............................................68
How To Buy Shares ......................................68
Your Account Services ..................................70
How To Sell Shares .....................................70
Taxes ..................................................71
Dividends And Capital Gain Distributions ...............72
Financial Highlights ...................................73


                           [INVESCO ICON] INVESCO(R)


The Securities and Exchange Commission has not approved or disapproved the shares of the Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

INVESCO Funds Group, Inc. ("INVESCO") is the investment advisor for the Fund. Together with our affiliated companies, we at INVESCO direct all aspects of the management and sale of the Fund.

This Prospectus contains important information about the Fund's Institutional Class shares, which are offered only to institutional investors and qualified retirement plans. The Fund also offers one or more additional classes of shares through a separate prospectus. Each of the Fund's classes has varying expenses, with resulting effects on their performance. You can choose the class of shares that is best for you based on how much you plan to invest and other relevant factors discussed in "How To Buy Shares." To obtain additional information about other classes of shares, contact A I M Distributors, Inc. ("ADI") at 1-800-347-4246.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]      INVESTMENT GOALS & STRATEGIES
[ARROWS ICON]   POTENTIAL INVESTMENT RISKS
[GRAPH ICON]    PAST PERFORMANCE
[INVESCO ICON]  WORKING WITH INVESCO
--------------------------------------------------------------------------------
[KEY ICON]  [ARROWS ICON]   INVESTMENT GOALS, STRATEGIES, AND RISKS

FOR MORE DETAILS ABOUT THE FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

The Fund seeks capital growth. It is actively managed. The Fund invests primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as options and other investments whose values are based upon the values of equity securities.

The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies engaged in technology-related industries. These include, but are not limited to, various applied technologies, hardware, software, semiconductors, telecommunications equipment and services, and service-related companies in information technology. Many of these products and services are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector. At any given time, 20% of the Fund's assets is not required to be invested in the sector. To determine whether a potential investment is truly doing business in the technology sector, a company must meet at least one of the following tests:
o At least 50% of its gross income or its net sales must come from activities in the technology sector;
o At least 50% of its assets must be devoted to producing revenues from the technology sector; or
o Based on other available information, we determine that its primary business is within the technology sector.

INVESCO uses a research-oriented "bottom-up" investment approach to create the Fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the Fund emphasizes strongly managed companies that INVESCO believes will generate above-average long-term capital appreciation.

A core portion of the Fund's portfolio is invested in market-leading technology companies among various subsectors in the technology universe that we believe will maintain or improve their market share regardless of overall economic conditions. These companies are leaders in their field and are believed to have a strategic advantage over many of their competitors. The remainder of the Fund's portfolio consists of faster-growing, more volatile technology companies that INVESCO believes to be emerging leaders in their fields. The market prices of these companies tend to rise and fall more rapidly than those of larger, more established companies.

Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style.

As a sector fund, the portfolio is concentrated in a comparatively narrow segment of the economy. This means the Fund's investment concentration in a sector is higher than most mutual funds and the broad securities markets. Consequently, the Fund tends to be more volatile than other mutual funds and the value of the portfolio investments and consequently an investment in the Fund tend to go up and down more rapidly.

The Fund is subject to other principal risks such as market, foreign securities, liquidity, derivatives, counterparty, and lack of timely information risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that you may lose money on your investment in the Fund.

[GRAPH ICON]  FUND PERFORMANCE

The bar chart below shows the Fund's Institutional Class shares' actual yearly performance (commonly known as its "total return") for the years ended December 31 since inception. The table below shows pre-tax and after-tax average annual total returns for various periods ended December 31, 2002 for the Fund compared to the S&P 500 Index.

After-tax returns are provided on a pre-redemption and post-redemption basis. Pre-redemption returns assume you continue to hold your shares and pay taxes on Fund distributions (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon selling or exchanging shares. Post-redemption returns assume payment of taxes on fund distributions and also that you close your account and pay remaining federal taxes. After-tax returns are calculated using the highest individual federal income tax rates in effect at the time the distribution is paid. State and local taxes are not considered. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. For investors holding their shares in tax-deferred arrangements such as 401(k) plans or individual retirement accounts, the after-tax returns shown are not relevant.

The information in the bar chart and table illustrates the variability of the Fund's Institutional Class shares' total return and how its performance compared to a broad measure of market performance. Remember, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

--------------------------------------------------------------------------------
                      TECHNOLOGY FUND--INSTITUTIONAL CLASS
                      ACTUAL ANNUAL TOTAL RETURN(1),(2),(3)
================================================================================
                               [GRAPHIC OMITTED]

         '99         '00          '01           '02
         146.17%     (22.50%)     (45.18%)     (46.78%)
--------------------------------------------------------------------------------
Best Calendar Qtr.    12/99    66.90%
Worst Calendar Qtr.    9/01   (41.35%)
--------------------------------------------------------------------------------


================================================================================
                                                AVERAGE ANNUAL TOTAL RETURN
                                                      AS OF 12/31/02
--------------------------------------------------------------------------------
                                               1 YEAR        SINCE INCEPTION

Technology Fund--Institutional Class(1),(2)
  Return Before Taxes                        (46.78%)          (12.82%)(3)
  Return After Taxes on Distributions        (46.78%)          (13.38%)
  Return After Taxes on Distributions
    and Sale of Fund Shares                  (28.72%)           (9.21%)

S&P 500 Index(4)
  (reflects no deduction for fees,
    expenses or taxes)                       (22.09%)           (6.77%)(3)

(1) Total return figures include reinvested dividends and capital gain distributions and the effect of the Institutional Class expenses.

(2) Return before taxes for Institutional Class shares of the Fund year-to-date as of the calendar quarter ended June 30, 2003 was 18.30%.

(3) Since inception of Institutional Class of shares on December 22, 1998. Index comparison begins on December 31, 1998.
(4) The S&P 500 Index is an unmanaged index considered representative of the performance of the broad U.S. stock market. Please keep in mind that the index does not pay brokerage, management, or administrative expenses, all of which are paid by the Institutional Class and are reflected in its annual returns.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT

You pay no fees to purchase Institutional Class shares of the Fund, to exchange to another INVESCO Fund, or to sell your shares. Accordingly, no fees are paid directly from your shareholder account.

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

INVESCO TECHNOLOGY FUND--INSTITUTIONAL CLASS
Management Fees                                                         0.60%
Distribution and Service (12b-1) Fees                                    None
Other Expenses(1),(2)                                                   0.30%
                                                                        -----
Total Annual Fund Operating Expenses(1),(2)                             0.90%
                                                                        =====

(1) The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown, because its custodian fees were reduced under expense offset arrangements.

(2) INVESCO is entitled to reimbursement from the class for fees and expenses absorbed pursuant to a voluntary expense limitation commitment between INVESCO and the Fund if such reimbursement does not cause a class to exceed the expense limitation and the reimbursement is made within three years after INVESCO incurred the expense. The voluntary expense limitation may be changed at any time following consultation with the board of directors.

EXPENSE EXAMPLE

The Example is intended to help you compare the cost of investing in the Institutional Class shares of the Fund to the cost of investing in other mutual funds.

The Example assumes that you invested $10,000 in the Institutional Class shares of the Fund for the time periods indicated and redeemed all of your shares at the end of each period. The Example also assumes that your investment had a hypothetical 5% return each year, and that the Fund's Institutional Class shares' operating expenses remain the same. Although the actual costs and performance of the Fund 's Institutional Class shares may be higher or lower, based on these assumptions your costs would be:

             1 year         3 years         5 years      10 years

             $92            $287            $498         $1,108

[ARROWS ICON]  INVESTMENT RISKS

You should determine the level of risk with which you are comfortable before you invest. The principal risks of investing in any mutual fund, including the Fund, are:

BEFORE INVESTING IN THE FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

NOT INSURED. Mutual funds are not insured by the FDIC or any other agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE LOSS OF INVESTMENT. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

VOLATILITY. The price of your mutual fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the equity markets as a whole.

NOT A COMPLETE INVESTMENT PLAN. An investment in any mutual fund does not constitute a complete investment plan. The Fund is designed to be only a part of your personal investment plan.

[ARROWS ICON]  PRINCIPAL RISKS ASSOCIATED WITH THE FUND

You should consider the special risk factors discussed below associated with the Fund's policies in determining the appropriateness of investing in the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

MARKET RISK

Equity stock prices vary and may fall, thus reducing the value of the Fund's investments. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market. In general, the securities of small companies are more volatile than those of mid-size companies or large companies.

FOREIGN SECURITIES RISKS

Investments in foreign and emerging markets carry special risks, including currency, political, regulatory, and diplomatic risks. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.

     CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

     POLITICAL RISK. Political actions, events, or instability may result in unfavorable changes in the value of a security.

     REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

     DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

LIQUIDITY RISK

The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

DERIVATIVES RISK

A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset, or rate. Derivatives include options and futures contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. Also, derivatives are subject to counterparty risk, described below.

Options and futures are common types of derivatives that the Fund may occasionally use to hedge its investments. An option is the right to buy and sell a security or other instrument, index, or commodity at a specific price on or before a specific date. A future is an agreement to buy or sell a security or other instrument, index, or commodity at a specific price on a specific date. The use of options and futures may increase the performance of the Fund, but may also increase the market risk. Other types of derivatives include swaps, caps, floors, and collars.

COUNTERPARTY RISK

This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

LACK OF TIMELY INFORMATION RISK

Timely information about a security or its issuer may be unavailable, incomplete, or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

                     --------------------------------------

Although the Fund generally invests in equity securities of companies in the technology sector, the Fund also may invest in other types of securities and other financial instruments, indicated in the chart below. Although these investments typically are not part of the Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund and its investors to the following additional risks.

--------------------------------------------------------------------------------
INVESTMENT                                        RISKS
--------------------------------------------------------------------------------
AMERICAN DEPOSITARY RECEIPTS (ADRs)
These are securities issued by U.S. banks         Market, Information,
that represent shares of foreign corporations     Political, Regulatory,
held by those banks. Although traded in U.S.      Diplomatic, Liquidity, and
securities markets and valued in U.S.             Currency Risks
dollars, ADRs carry most of the risks of
investing directly in foreign securities.
--------------------------------------------------------------------------------
FUTURES
A futures contract is an agreement to buy or      Market, Liquidity, and
sell a specific amount of a financial             Derivatives Risks
instrument (such as an index option) at a
stated price on a stated date. The Fund may
use futures contracts to provide liquidity
and to hedge portfolio value.
--------------------------------------------------------------------------------
OPTIONS
The obligation or right to deliver or receive     Information, Liquidity, and
a security or other instrument, index, or         Derivatives Risks
commodity, or cash payment depending on the
price of the underlying security or the
performance of an index or other benchmark.
Includes options on specific securities and
stock indices, and options on stock index
futures. May be used in the Fund's portfolio
to provide liquidity and hedge portfolio
value.
--------------------------------------------------------------------------------
OTHER FINANCIAL INSTRUMENTS
These may include forward contracts, swaps,       Counterparty, Currency,
caps, floors, and collars. They may be used       Liquidity, Market, and
to try to manage the Fund's foreign currency      Regulatory Risks
exposure and other investment risks, which
can cause its net asset value to rise or
fall. The Fund may use these financial
instruments, commonly known as "derivatives,"
to increase or decrease its exposure to
changing securities prices, interest rates,
currency exchange rates, or other factors.
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
A contract under which the seller of a            Counterparty Risk
security agrees to buy it back at an
agreed-upon price and time in the future.
--------------------------------------------------------------------------------

[ARROWS ICON]  TEMPORARY DEFENSIVE POSITIONS

When securities markets or economic conditions are unfavorable or unsettled, we might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper or repurchase agreements, even though that is not the normal investment strategy of the Fund. We have the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[ARROWS ICON]  PORTFOLIO TURNOVER

We actively manage and trade the Fund's portfolio. Therefore, the Fund may have a higher portfolio turnover rate than many other mutual funds. The Fund's portfolio turnover rate was 107% for the fiscal year ended March 31, 2003. The increase in the Fund's portfolio turnover rate was greater than expected during the year due to active trading undertaken in response to market conditions.

A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of the securities in its portfolio two times in the course of a year. A comparatively high turnover rate may affect the Fund's performance because it results in higher brokerage commissions.

[INVESCO ICON]  FUND MANAGEMENT

INVESTMENT ADVISOR

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $318.5 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESCO, located at 4350 South Monaco Street, Denver, Colorado, is the investment advisor of the Fund. INVESCO was founded in 1932 and manages over $17 billion for 2,848,927 shareholder accounts in 47 INVESCO mutual funds as of March 31, 2003. INVESCO performs a wide variety of other services for the Fund, including administrative and transfer agency functions (the processing of purchases, sales, and exchanges of Fund shares).

ADI is the Fund's distributor and is responsible for the sale of the Fund's shares.

INVESCO and ADI are subsidiaries of AMVESCAP PLC.

The following table shows the fee the Fund paid to INVESCO for its advisory services in the fiscal year ended March 31, 2003.

--------------------------------------------------------------------------------
                                         ADVISORY FEE AS A PERCENTAGE OF AVERAGE
FUND                                       ANNUAL NET ASSETS UNDER MANAGEMENT
--------------------------------------------------------------------------------
Technology                                                 0.60%

[INVESCO ICON]  PORTFOLIO MANAGER

The following individual is primarily responsible for the day-to-day management of the Fund:

WILLIAM R. KEITHLER, Director of Sector Management and a senior vice president of INVESCO, is the lead portfolio manager of Technology Fund and heads the Technology Team at INVESCO. Before rejoining INVESCO in 1998, Bill was a portfolio manager with Berger Associates, Inc. He is a CFA charterholder. Bill holds an M.S. from the University of Wisconsin - Madison and a B.A. from Webster College.

[INVESCO ICON]  POTENTIAL REWARDS

NO SINGLE FUND SHOULD REPRESENT YOUR COMPLETE INVESTMENT PROGRAM NOR SHOULD YOU ATTEMPT TO USE THE FUND FOR SHORT-TERM TRADING PURPOSES.

The Fund offers shareholders the potential to increase the value of their capital over time. Like most mutual funds, the Fund seeks to provide higher returns than the market or its competitors, but cannot guarantee that performance. While the Fund invests in a single targeted market sector, it seeks to minimize risk by investing in many different companies.


SUITABILITY FOR INVESTORS

Only you can determine if an investment in the Fund is right for you based upon your own economic situation, the risk level with which you are comfortable and other factors. In general, the Fund is most suitable for investors who:
o  are willing to grow their capital over the long-term (at least five years).
o can accept the additional risks and volatility associated with sector investing.
o understand that shares of the Fund can, and likely will, have daily price fluctuations.
o are investing through tax-deferred retirement accounts, such as traditional and Roth Individual Retirement Accounts ("IRAs"), as well as employer-sponsored qualified retirement plans, including 401(k)s and 403(b)s, all of which have longer investment horizons.

You probably do not want to invest in the Fund if you are:
o  primarily seeking current dividend income.
o unwilling to accept potentially significant changes in the price of Fund shares.
o  speculating on short-term fluctuations in the stock markets.

[INVESCO ICON]  SHARE PRICE

CURRENT MARKET VALUE OF FUND ASSETS
+ ACCRUED INTEREST AND DIVIDENDS
- FUNDS DEBTS,
INCLUDING ACCRUED EXPENSES
--------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV)

The value of your Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in the Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally 4:00 p.m. Eastern time), except that securities traded primarily on the Nasdaq Stock Market ("Nasdaq") are normally valued by a Fund at the Nasdaq Official Closing Price provided by Nasdaq each business day. Shares of the Fund are not priced on days when the NYSE is closed, which generally is on weekends, most national holidays in the U.S and Good Friday.

NAV is calculated by adding together the current market price of all of the Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares. Because the Institutional Class's expenses vary from other classes of the Fund, NAV is calculated separately for that class.

All purchases, sales, and exchanges of Fund shares are made by INVESCO at the NAV next calculated after INVESCO receives proper instructions from you. Your instructions must be received by INVESCO no later than the close of the NYSE to effect transactions at that day's NAV. If INVESCO receives instructions from you after that time, your instructions will be processed at the NAV calculated after receipt of these instructions. Financial institutions that process customer transactions through the National Securities Clearing Corporation's Fund/SERV and Networking facilities must obtain their customers' permission for each transaction, and each financial institution retains responsibility to its customers for any errors or irregularities related to these transactions.

Foreign securities exchanges, which set the prices for foreign securities held by the Fund, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Fund would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell, or exchange shares for you on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Fund on that day.

[INVESCO ICON]  HOW TO BUY SHARES

TO BUY SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE THE CLOSE OF THE NYSE, NORMALLY 4:00 P.M. EASTERN TIME.

The Fund offers multiple classes of shares. The chart in this section shows several convenient ways to invest in the Institutional Class shares of the Fund if you invest directly through INVESCO.

There is no charge to invest, exchange, or redeem shares when you make transactions directly through INVESCO. However, if you invest in the Fund through a securities broker or any other third party, you may be charged a commission or transaction fee for purchases of Fund shares. For all new accounts, please send a completed application form, and specify the fund or funds and the class or classes of shares you wish to purchase.

A share of each class represents an identical interest in the Fund and has the same rights, except that each class bears its own distribution and shareholder servicing charges, and other expenses. The income attributable to each class and the dividends payable on the shares of each class will be reduced by the amount of the distribution fee or service fee, if applicable, and the other expenses payable by that class.

INVESCO reserves the right to increase, reduce, or waive the Fund's minimum investment requirements in its sole discretion if it determines this action is in the best interests of the Fund's shareholders. INVESCO will aggregate all of an institutional investor's accounts and sub-accounts for the purpose of meeting the Institutional Class's minimum investment requirements. INVESCO reserves the right in its sole discretion to reject any order to buy Fund shares, including purchases by exchange.

Please remember that if you pay by check, Automated Clearing House ("ACH"), or wire and your funds do not clear, you will be responsible for any related loss to the Fund or INVESCO. If you are already an INVESCO funds shareholder, the Fund may seek reimbursement for any loss from your existing account(s).

INSTITUTIONAL INVESTORS

   Minimum Initial Investment                     $ 10,000,000

   Minimum Balance                                $  5,000,000

   Minimum Subsequent Investment                  $  1,000,000

RETIREMENT PLANS OR EMPLOYEE BENEFIT PLANS

   Minimum Total Plan Assets                      $100,000,000

   Minimum Initial Investment                     $ 10,000,000

   Minimum Balance                                $  5,000,000

   Minimum Subsequent Investment                  $  1,000,000

The following chart shows several ways to invest in the Fund if you invest directly through INVESCO.

METHOD                       INVESTMENT MINIMUM       PLEASE REMEMBER
--------------------------------------------------------------------------------
BY CHECK                     Please refer to the      These shares are offered
Mail to:                     investment minimums      only to institutional
INVESCO Funds Group, Inc.    shown above.             investors and qualified
P.O. Box 173706,                                      retirement plans. These
Denver, CO 80217-3706.                                shares are not available
You may send your check                               to retail investors.
by overnight courier to:                              INVESCO does not accept
4350 South Monaco Street                              cash, credit cards,
Denver, CO 80237.                                     travelers' cheques, credit
                                                      card checks, instant loan
                                                      checks, money orders, or
                                                      third party checks unless
                                                      they are from another
                                                      financial institution
                                                      related to a retirement
                                                      plan transfer.
--------------------------------------------------------------------------------
BY WIRE                      Please refer to the      These shares are offered
You may send your payment    investment minimums      only to institutional
by bank wire (call           shown above.             investors and qualified
1-800-525-8085 for                                    retirement plans. These
instructions).                                        shares are not available
                                                      to retail investors.
--------------------------------------------------------------------------------
BY TELEPHONE WITH ACH        Please refer to the      These shares are offered
Call 1-800-525-8085 to       investment minimums      only to institutional
request your purchase.       shown above.             investors and qualified
Upon your telephone                                   retirement plans. These
instructions, INVESCO will                            shares are not available
move money from your                                  to retail investors. You
designated bank/credit                                must forward your bank
union checking or savings                             account information to
account in order to                                   INVESCO prior to using
purchase shares.                                      this option.
--------------------------------------------------------------------------------
BY EXCHANGE                  Please refer to the      These shares are offered
Between the same class of    investment minimums      only to institutional
any two INVESCO funds.       shown above.             investors and qualified
Call 1-800-525-8085 for                               retirement plans. These
prospectuses of other                                 shares are not available
INVESCO funds. Exchanges                              to retail investors. See
may be made in writing                                "Exchange Policy."
or by telephone. You may
also establish an
automatic monthly exchange
service between two
INVESCO funds; call us
for further details and
the correct form.

FUND EXCHANGES CAN BE A CONVENIENT WAY FOR YOU TO DIVERSIFY YOUR INVESTMENTS, OR TO REALLOCATE YOUR INVESTMENTS WHEN YOUR OBJECTIVES CHANGE.

EXCHANGE POLICY. You may exchange your shares in the Fund for shares of the same class in another INVESCO fund on the basis of their respective NAVs at the time of the exchange.

Before making any exchange, be sure to review the prospectuses of the funds involved and consider the differences between the funds. Also, be certain that you qualify to purchase certain classes of shares in the new fund. An exchange is the sale of shares from one fund immediately followed by the purchase of shares in another. Therefore, any gain or loss realized on the exchange is recognizable for federal income tax purposes (unless, of course, you or your account qualifies as tax-deferred under the Internal Revenue Code). If the shares of the fund you are selling have gone up in value since you bought them, the sale portion of an exchange may result in taxable income to you.

We have the following policies governing exchanges:

o Both fund accounts involved in the exchange must be registered in exactly the same name(s) and Social Security or federal tax I.D. number(s).
o  You may make up to four exchanges out of the Fund per twelve-month period.
o The Fund reserves the right to reject any exchange request, or to modify or terminate the exchange policy, if it is in the best interests of the Fund. Notice of all modifications or terminations that affect all shareholders of the Fund will be given at least sixty days prior to the effective date of the change, except in unusual instances, including a suspension of redemption of the exchanged security under Section 22(e) of the Investment Company Act of 1940.

In addition, the ability to exchange may be temporarily suspended at any time that sales of the Fund into which you wish to exchange are temporarily stopped.

CHOOSING A SHARE CLASS. In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan applicable to the class, if any, (iii) the eligibility requirements that apply to purchases of a particular class, and (iv) any services you may receive in making your investment determination. Institutional Class shares are intended for use by institutions such as employee benefit plans, retirement plan sponsors, and banks acting for themselves or in a fiduciary or similar capacity. Institutional Class shares of the Fund are available for the collective and common trust funds of banks, banks investing for their own accounts and banks investing for the accounts of public entities (e.g., Taft-Hartley funds, states, cities, or government agencies) that do not pay commissions or distribution fees.

[INVESCO ICON]  YOUR ACCOUNT SERVICES

SHAREHOLDER ACCOUNTS. Unless your account is held at a brokerage firm, INVESCO maintains your share account, which contains your current Fund holdings. The Fund does not issue share certificates.

INVESCO PROVIDES YOU WITH SERVICES DESIGNED TO MAKE IT SIMPLE FOR YOU TO BUY, SELL, OR EXCHANGE YOUR SHARES OF ANY INVESCO MUTUAL FUND.

QUARTERLY INVESTMENT SUMMARIES. Each calendar quarter, you receive a written statement which consolidates and summarizes account activity and value at the beginning and end of the period for each of your INVESCO funds.

TRANSACTION CONFIRMATIONS. You receive detailed confirmations of individual purchases, exchanges, and sales. If you choose certain recurring transaction plans, your transactions are confirmed on your quarterly Investment Summaries.

TELEPHONE TRANSACTIONS. You may buy, exchange, and sell Fund shares by telephone, unless you specifically decline these privileges when you fill out the INVESCO new account Application.

YOU CAN CONDUCT MOST TRANSACTIONS AND CHECK ON YOUR ACCOUNT THROUGH OUR TOLL-FREE TELEPHONE NUMBER. YOU MAY ALSO ACCESS PERSONAL ACCOUNT INFORMATION AT OUR WEB SITE, INVESCOFUNDS.COM.

Unless you decline the telephone transaction privileges when you fill out and sign the new account Application, a Telephone Transaction Authorization Form, or use your telephone transaction privileges, you lose certain rights if someone gives fraudulent or unauthorized instructions to INVESCO that result in a loss to you. In general, if INVESCO has followed reasonable procedures, such as recording telephone instructions and sending written transaction confirmations, INVESCO is not liable for following telephone instructions that it believes to be genuine. Therefore, you have the risk of loss due to unauthorized or fraudulent instructions.

IRAS AND OTHER RETIREMENT PLANS. Shares of any INVESCO mutual fund may be purchased for IRAs and many other types of tax-deferred retirement plans. Please call INVESCO for information and forms to establish or transfer your existing retirement plan or account.

[INVESCO ICON]  HOW TO SELL SHARES

The chart in this section shows several convenient ways to sell your Fund shares if you invest directly through INVESCO. If you invest in the Fund through a securities broker or any other third party, you may be charged a commission or transaction fee for sales of Fund shares. Shares of the Fund may be sold at any time at the next NAV calculated after your request to sell is received by INVESCO in proper form. Depending on Fund performance, the NAV at the time you sell your shares may be more or less than the price you paid to purchase your shares.

TO SELL SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE 4:00 P.M. EASTERN TIME.

If you own shares in more than one INVESCO fund, please specify the fund whose shares you wish to sell and specify the class of shares. Remember that any sale or exchange of shares in a non-retirement account will likely result in a taxable gain or loss.

While INVESCO attempts to process telephone redemptions promptly, there may be times -- particularly in periods of severe economic or market disruption -- when you may experience delays in redeeming shares by telephone.

INVESCO usually forwards the proceeds from the sale of fund shares within seven days after we receive your request to sell in proper form. However, payment may be postponed under unusual circumstances -- for instance, if normal trading is not taking place on the NYSE, or during an emergency as defined by the Securities and Exchange Commission. If your INVESCO fund shares were purchased by a check which has not yet cleared, payment will be made promptly when your purchase check does clear; that can take up to twelve business days.

The following chart shows several ways to sell your Fund shares if you invest directly through INVESCO.


METHOD                       REDEMPTION MINIMUM       PLEASE REMEMBER
--------------------------------------------------------------------------------
BY TELEPHONE                 Any amount.              INVESCO's telephone
Call us toll-free at:                                 redemption privileges may
1-800-525-8085                                        be modified or terminated
                                                      in the future at INVESCO's
                                                      discretion. The maximum
                                                      amount which may be
                                                      redeemed by telephone is
                                                      generally $25,000.
--------------------------------------------------------------------------------
IN WRITING                   Any amount.              The redemption request
Mail your request to:                                 must be signed by all
INVESCO Funds Group, Inc.                             registered account owners.
P.O. Box 173706,                                      Payment will be mailed to
Denver, CO 80217.                                     your address as it appears
You may also send your                                on INVESCO's records, or
request by overnight                                  to a bank designated by
courier to:                                           you in writing.
4350 South Monaco Street
Denver, CO 80237-3706.
--------------------------------------------------------------------------------
PAYMENT TO THIRD PARTY       Any amount.              All registered account
Mail your request to:                                 owners must sign the
INVESCO                                               request, with signature
Funds Group, Inc.                                     guarantees from an
P.O. Box 173706                                       eligible guarantor
Denver, CO 80217-3706.                                financial institution,
                                                      such as a commercial bank
                                                      or a recognized national
                                                      or regional securities
                                                      firm.

[GRAPH ICON]  TAXES

Everyone's tax status is unique. We manage the Fund in an effort to provide maximum total returns to all shareholders of the Fund. INVESCO generally focuses on pre-tax results and ordinarily does not manage the Fund to minimize taxes. We may, nevertheless, take advantage of opportunities to mitigate taxes through management of capital gains and losses. We encourage you to consult your own tax adviser on the tax impact to you of investing directly or indirectly in the Fund.

TO AVOID BACKUP WITHHOLDING, BE SURE WE HAVE YOUR CORRECT SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER.

The Fund customarily distributes to its shareholders substantially all of its net investment income, net capital gains and net gains from foreign currency transactions, if any. You receive a proportionate part of these distributions, depending on the percentage of the Fund's shares that you own. These distributions are required under federal tax laws governing mutual funds. It is the policy of the Fund to distribute all investment company taxable income and net capital gains. As a result of this policy and the Fund's qualification as a regulated investment company, it is anticipated that the Fund will not pay any federal income or excise taxes. Instead, the Fund will be accorded conduit or "pass through" treatment for federal income tax purposes.

However, unless you are (or your account is) exempt from income taxes, you must include all dividends and capital gain distributions paid to you by the Fund in your taxable income for federal, state and local income tax purposes. You also may realize capital gains or losses when you sell shares of the Fund at more or less than the price you originally paid. An exchange is treated as a sale, and is a taxable event. Dividends and other distributions usually are taxable whether you receive them in cash or automatically reinvest them in shares of the Fund or other INVESCO funds.

If you have not provided INVESCO with complete, correct tax information, the Fund is required by law to withhold from your distributions and any money that you receive from the sale of shares of the Fund backup withholding tax at the rate in effect on the date of the transaction.

Unless your account is held at a brokerage firm, we will provide you with detailed information every year about your dividends and capital gain distributions. Depending on the activity in your individual account, we may also be able to assist with cost basis figures for shares you sell.

[GRAPH ICON]  DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Fund earns ordinary or investment income from dividends and interest on its investments. The Fund expects to distribute substantially all of this investment income, less Fund expenses, to shareholders annually. The Fund can make distributions at other times, if it chooses to do so. Please note that classes with higher expenses are expected to have lower dividends.

The Fund also realizes capital gains or losses when it sells securities in its portfolio for more or less than it had paid for them. If total gains on sales exceed total losses (including losses carried forward from previous years), the Fund has a net realized capital gain. Net realized capital gains, if any, are distributed to shareholders at least annually, usually in November or December. Dividends and capital gain distributions are paid to you if you hold shares on the record date of the distribution regardless of how long you have held your shares.

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY. DISTRIBUTIONS ARE TAXABLE WHETHER REINVESTED IN ADDITIONAL SHARES OR PAID TO YOU IN CASH (EXCEPT FOR TAX-EXEMPT ACCOUNTS).

Under present federal income tax laws, capital gains may be taxable at different rates, depending on how long the Fund has held the underlying investment. Short-term capital gains which are derived from the sale of assets held one year or less are taxed as ordinary income. Long-term capital gains which are derived from the sale of assets held for more than one year are taxed at up to the maximum capital gains rate, currently 20% for individuals.

The Fund's daily NAV reflects all ordinary income and realized capital gains that have not yet been distributed to shareholders. Therefore, the Fund's NAV will drop by the amount of a distribution, net of market fluctuations, on the day the distribution is declared. If you buy shares of the Fund just before a distribution is declared, you may wind up "buying a distribution." This means that if the Fund declares a dividend or capital gain distribution shortly after you buy, you will receive some of your investment back as a taxable distribution. Although purchasing your shares at the resulting higher NAV may mean a smaller capital gain or greater loss upon sale of the shares, most shareholders want to avoid the purchase of shares immediately before the distribution record date. However, keep in mind that your basis in the Fund will be increased to the extent such distributions are reinvested in the Fund. If you sell your shares at a loss for tax purposes and then replace those shares with a substantially identical investment either thirty days before or after that sale, the transaction is usually considered a "wash sale" and you will not be able to claim a tax loss.

Dividends and capital gain distributions paid by the Fund are automatically reinvested in additional Fund shares at the NAV on the ex-distribution date, unless you choose to have them automatically reinvested in another INVESCO fund or paid to you by check or electronic funds transfer. Dividends and other distributions, whether received in cash or reinvested in additional Fund shares, are generally subject to federal income tax.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of Institutional Class shares of the Fund for the period of the Class's operations. Certain information reflects financial results for a single Institutional Class share. The total returns in the table represents the annual percentage that an investor would have earned (or lost) on an investment in an Institutional Class share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Sector Funds Inc.'s 2003 Annual Report to Shareholders, which is incorporated by reference in the Statement of Additional Information. This Report is available without charge by contacting ADI at the address or telephone number on the back cover of this Prospectus.

                                                                                                     PERIOD          PERIOD
                                                                                                      ENDED           ENDED
                                                                  YEAR ENDED MARCH 31                MARCH 31       OCTOBER 31
                                                         ---------------------------------------------------------------------------
                                                          2003          2002           2001           2000(a)         1999(b)
TECHNOLOGY FUND--INSTITUTIONAL CLASS
PER SHARE DATA
Net Asset Value--Beginning of Period                $   30.93    $     35.98    $    102.55    $     58.43       $   33.85
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(c)
Net Investment Loss                                     (0.12)         (0.16)         (0.06)         (0.04)          (0.16)
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)                      (13.47)         (4.89)        (63.87)         48.07           24.74
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                       (13.59)         (5.05)        (63.93)         48.03           24.58
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                         0.00           0.00           2.64           3.91            0.00
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                      $   17.34    $     30.93    $     35.98    $    102.55       $   58.43
====================================================================================================================================

TOTAL RETURN                                           (43.94%)       (14.04%)       (63.39%)        86.14%(d)       72.61%(d)

RATIOS
Net Assets--End of Period ($000 Omitted)            $ 707,040    $ 1,360,738    $ 1,396,788    $ 4,453,520       $ 951,925
Ratio of Expenses to Average Net Assets(e)               0.90%          0.74%          0.58%          0.56%(f)        0.74%(f)
Ratio of Net Investment Loss to Average Net Assets      (0.59%)        (0.46%)        (0.08%)        (0.15%)(f)      (0.36%)(f)
Portfolio Turnover Rate                                   107%            79%            85%            28%(d)         143%(g)

(a) From November 1, 1999 to March 31, 2000.
(b) From December 22, 1998, since inception of Class, to October 31, 1999.
(c) The per share information was computed based on average shares for the years ended March 31, 2003 and 2002 and the period ended
    October 31, 1999.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(f) Annualized
(g) Portfolio Turnover is calculated at the Fund level. Represents the fiscal year ended October 31, 1999.

JULY 31, 2003
INVESCO SECTOR FUNDS, INC.
INVESCO Technology Fund - Institutional Class

You may obtain additional information about the Fund from several sources:

FINANCIAL REPORTS. Although this Prospectus describes the Fund's anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as the effect of market and general economic trends and the Fund's investment strategy on the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated July 31, 2003 is a supplement to this Prospectus, and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated into this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The Prospectus, SAI, annual report, and semiannual report are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, annual report, or semiannual report, write to A I M Fund Service, Inc., P.O. Box 4739, Houston, Texas 77210-4739; or call 1-800-347-4246. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090. This information can be obtained by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-3826 and 002-85905.


811-3826

                       STATEMENT OF ADDITIONAL INFORMATION

                           INVESCO SECTOR FUNDS, INC.

           INVESCO Energy Fund - Investor Class, Class A, B, C, and K
     INVESCO Financial Services Fund - Investor Class, Class A, B, C, and K INVESCO Gold & Precious Metals Fund - Investor Class and Class A, B, and C
      INVESCO Health Sciences Fund - Investor Class, Class A, B, C, and K
           INVESCO Leisure Fund - Investor Class, Class A, B, C, and K INVESCO Real Estate Opportunity Fund - Investor Class, Class A, B, and C
 INVESCO Technology Fund - Investor Class, Institutional Class,
                              Class A, B, C, and K
     INVESCO Telecommunications Fund - Investor Class, Class A, B, C, and K
           INVESCO Utilities Fund - Investor Class, Class A, B, and C



Address:                                      Mailing Address:

4350 South Monaco Street,                     P.O. Box 173706,
Denver, CO 80237                              Denver, CO 80217-3706

                                   Telephone:

                           In continental U.S., call:

                                 1-800-347-4246

                                  July 31, 2003
________________________________________________________________________________

A Prospectus for the Investor Class, Class A, B, C, and, if applicable, Class K shares of INVESCO Energy, INVESCO Financial Services, INVESCO Gold & Precious Metals, INVESCO Health Sciences, INVESCO Leisure, INVESCO Real Estate Opportunity, INVESCO Technology, INVESCO Telecommunications, and INVESCO Utilities Funds and a Prospectus for the Institutional Class shares of INVESCO Technology Fund, each dated July 31, 2003, provide the basic information you should know before investing in a Fund. This Statement of Additional Information ("SAI") is incorporated by reference into the Funds' Prospectuses; in other words, this SAI is legally part of the Funds' Prospectuses. Although this SAI is not a prospectus, it contains information in addition to that set forth in the Prospectuses. It is intended to provide additional information regarding the activities and operations of the Funds and should be read in conjunction with the Prospectuses. The financial statements for the Funds for the fiscal year ended March 31, 2003 are incorporated herein by reference from INVESCO Sector Funds, Inc.'s Annual Report to Shareholders dated March 31, 2003.

You may obtain, without charge, the current Prospectuses, SAI, and annual and semiannual reports of the Funds by writing to A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by calling 1-800-347-4246. The
Prospectus of the Investor Class, Class A, B, C, and K shares of the Funds is also available through the INVESCO Web site at invescofunds.com.

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TABLE OF CONTENTS


The Company ........................................................... 77

Investments, Policies, and Risks ...................................... 77

Investment Restrictions ...............................................102

Management of the Funds ...............................................105

Other Service Providers ...............................................170

Brokerage Allocation and Other Practices ..............................170

Capital Stock .........................................................174

Tax Consequences of Owning Shares of a Fund ...........................175

Performance ...........................................................178

Proxy Voting ..........................................................190

Code of Ethics ........................................................193

Financial Statements ..................................................193

Appendix A ............................................................194

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THE COMPANY

INVESCO Sector Funds, Inc. (the "Company") was incorporated under the laws of Maryland as INVESCO Strategic Portfolios, Inc. on August 10, 1983. On October 29, 1998, the name of the Company was changed to INVESCO Sector Funds, Inc. On October 31, 1999, the Company changed its fiscal year end to March 31. On February 14, 2000, the Company assumed all of the assets and liabilities of INVESCO Real Estate Opportunity Fund and INVESCO Telecommunications Fund, each a series of INVESCO Specialty Funds, Inc.

The Company is an open-end, diversified, management investment company currently consisting of nine portfolios of investments: INVESCO Energy Fund - Investor Class, Class A, B, C, and K; INVESCO Financial Services Fund - Investor Class, Class A, B, C, and K; INVESCO Gold & Precious Metals Fund - Investor Class, Class A, B, and C; INVESCO Health Sciences Fund - Investor Class, Class A, B, C, and K; INVESCO Leisure Fund - Investor Class, Class A, B, C, and K; INVESCO Real Estate Opportunity Fund - Investor Class, Class A, B, and C; INVESCO Technology Fund - Investor Class, Institutional Class, Class A, B, C, and K; INVESCO Telecommunications Fund - Investor Class, Class A, B, C, and K; and INVESCO Utilities Fund - Investor Class, Class A, B, and C (each a "Fund" and collectively, the "Funds"). Additional funds and classes may be offered in the future.

"Open-end" means that each Fund issues an indefinite number of shares which it continuously offers to redeem at net asset value per share ("NAV"). A "management" investment company actively buys and sells securities for the portfolio of each Fund at the direction of a professional manager. Open-end management investment companies (or one or more series of such companies, such as the Funds) are commonly referred to as mutual funds.

INVESTMENTS, POLICIES, AND RISKS

The principal investments and policies of the Funds are discussed in the Prospectuses of the Funds. The Funds also may invest in the following securities and engage in the following practices.

ADRs and EDRs -- American Depositary Receipts, or ADRs, are receipts typically issued by U.S. banks. ADRs are receipts for the shares of foreign corporations that are held by the bank issuing the receipt. An ADR entitles its holder to all dividends and capital gains on the underlying foreign securities, less any fees paid to the bank. Purchasing ADRs gives a Fund the ability to purchase the functional equivalent of foreign securities without going to the foreign securities markets to do so. ADRs are bought and sold in U.S. dollars, not foreign currencies. An ADR that is "sponsored" means that the foreign corporation whose shares are represented by the ADR is actively involved in the issuance of the ADR, and generally provides material information about the corporation to the U.S. market. An "unsponsored" ADR program means that the foreign corporation whose shares are held by the bank is not obligated to disclose material information in the United States, and, therefore, the market value of the ADR may not reflect important facts known only to the foreign company. Since they mirror their underlying foreign securities, ADRs generally have the same risks as investing directly in the underlying foreign securities.

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European Depositary Receipts, or EDRs, are similar to ADRs, except that they are typically issued by European banks or trust companies.

CERTIFICATES OF DEPOSIT IN FOREIGN BANKS AND U.S. BRANCHES OF FOREIGN BANKS -- The Funds may maintain time deposits in and invest in U.S. dollar denominated certificates of deposit ("CDs") issued by foreign banks and U.S. branches of foreign banks. The Funds limit investments in foreign bank obligations to U.S. dollar denominated obligations of foreign banks which have more than $10 billion in assets, have branches or agencies in the U.S., and meet other criteria established by the board of directors. Investments in foreign securities involve special considerations. There is generally less publicly available information about foreign issuers since many foreign countries do not have the same disclosure and reporting requirements as are imposed by the U.S. securities laws. Moreover, foreign issuers are generally not bound by uniform accounting and auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Such investments may also entail the risks of possible imposition of dividend withholding or confiscatory taxes, possible currency blockage or transfer restrictions, expropriation, nationalization or other adverse political or economic developments, and the difficulty of enforcing obligations in other countries.

The Funds may also invest in bankers' acceptances, time deposits, and certificates of deposit of U.S. branches of foreign banks and foreign branches of U.S. banks. Investments in instruments of U.S. branches of foreign banks will be made only with branches that are subject to the same regulations as U.S. banks. Investments in instruments issued by a foreign branch of a U.S. bank will be made only if the investment risk associated with such investment is the same as that involving an investment in instruments issued by the U.S. parent, with the U.S. parent unconditionally liable in the event that the foreign branch fails to pay on the investment for any reason.

COMMERCIAL PAPER -- Commercial paper is the term for short-term promissory notes issued by domestic corporations to meet current working capital needs. Commercial paper may be unsecured by the corporation's assets but may be backed by a letter of credit from a bank or other financial institution. The letter of credit enhances the commercial paper's creditworthiness. The issuer is directly responsible for payment but the bank "guarantees" that if the note is not paid at maturity by the issuer, the bank will pay the principal and interest to the buyer. INVESCO Funds Group, Inc. ("INVESCO"), the Funds' investment advisor, will consider the creditworthiness of the institution issuing the letter of credit, as well as the creditworthiness of the issuer of the commercial paper, when purchasing paper enhanced by a letter of credit. Commercial paper is sold either as interest-bearing or on a discounted basis, with maturities not exceeding 270 days.

DEBT SECURITIES -- Debt securities include bonds, notes, and other securities that give the holder the right to receive fixed amounts of principal, interest, or both on a date in the future or on demand. Debt securities also are often referred to as fixed-income securities, even if the rate of interest varies over the life of the security.

Debt securities are generally subject to credit risk and market risk. Credit risk is the risk that the issuer of the security may be unable to meet interest or principal payments or both as they come due. Market risk is the risk that the market value of the security may decline for a variety of reasons, including

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changes in interest rates. An increase in interest rates tends to reduce the market values of debt securities in which a Fund has invested. A decline in interest rates tends to increase the market values of debt securities in which a Fund has invested.

Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P") ratings provide a useful guide to the credit risk of many debt securities. The lower the rating of a debt security, the greater the credit risk the rating service assigns to the security. To compensate investors for accepting that greater risk, lower-rated debt securities tend to offer higher interest rates. Lower- rated debt securities are often referred to as "junk bonds." Increasing the amount of Fund assets invested in unrated or lower-grade straight debt securities may increase the yield produced by a Fund's debt securities but will also increase the credit risk of those securities. A debt security is considered lower-grade if it is rated Ba or less by Moody's, BB or less by S&P at the time of purchase. Lower-rated and non-rated debt securities of comparable quality are subject to wider fluctuations in yields and market values than higher-rated debt securities and may be considered speculative. Although a Fund may invest in debt securities assigned lower grade ratings by S&P or Moody's at the time of purchase, the Funds' investments have generally been limited to debt securities rated B or higher by either S&P or Moody's. Debt securities rated lower than B by either S&P or Moody's are usually considered to be speculative. At the time of purchase, INVESCO will limit Fund investments to debt securities which INVESCO believes are not highly speculative and which are rated at least CCC by S&P or Caa by Moody's.

A significant economic downturn or increase in interest rates may cause issuers of debt securities to experience increased financial problems which could adversely affect their ability to pay principal and interest obligations, to meet projected business goals, and to obtain additional financing. These conditions more severely impact issuers of lower-rated debt securities. The market for lower-rated straight debt securities may not be as liquid as the market for higher-rated straight debt securities. Therefore, INVESCO attempts to limit purchases of lower-rated securities to securities having an established secondary market.

Debt securities rated Caa by Moody's may be in default or may present risks of non-payment of principal or interest. Lower-rated securities by S&P (categories BB, B, or CCC) include those which are predominantly speculative because of the issuer's perceived capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation.While such bonds will likely have some quality and protective characteristics, these are usually outweighed by large uncertainties or major risk exposures to adverse conditions.

Although bonds in the lowest investment grade debt category (those rated BBB by S&P, Baa by Moody's, or the equivalent) are regarded as having adequate capability to pay principal and interest, they have speculative characteristics. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher-rated bonds. Lower-rated bonds by Moody's (categories Ba, B, or Caa) are of poorer quality and also have speculative characteristics. Bonds rated Caa may be in default or there may be present elements of danger with respect to principal or interest. Lower-rated bonds by S&P (categories BB, B, or CCC)

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include those that are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds likely will have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Bonds having equivalent ratings from other rating services will have characteristics similar to those of the corresponding S&P and Moody's ratings. For a specific description of S&P and Moody's corporate bond rating categories, please refer to Appendix A.

The Funds may invest in zero coupon bonds, step-up bonds, mortgage-backed securities, and asset-backed securities. Zero coupon bonds do not make regular interest payments. Zero coupon bonds are sold at a discount from face value. Principal and accrued discount (representing interest earned but not paid) are paid at maturity in the amount of the face value. Step-up bonds initially make no (or low) cash interest payments but begin paying interest (or a higher rate of interest) at a fixed time after issuance of the bond. The market values of zero coupon and step-up bonds generally fluctuate more in response to changes in interest rates than interest-paying securities of comparable term and quality. A Fund may be required to distribute income recognized on these bonds, even though no cash may be paid to the Fund until the maturity or call date of a bond, in order for the Fund to maintain its qualification as a regulated investment company. These required distributions could reduce the amount of cash available for investment by a Fund. Mortgage-backed securities represent interests in pools of mortgages while asset-backed securities generally represent interests in pools of consumer loans. Both of these are usually set up as pass-through securities. Interest and principal payments ultimately depend on payment of the underlying loans, although the securities may be supported, at least in part, by letters of credit or other credit enhancements or, in the case of mortgage-backed securities, guarantees by the U.S. government, its agencies or instrumentalities. The underlying loans are subject to prepayments that may shorten the securities' weighted average lives and may lower their returns.

DOMESTIC BANK OBLIGATIONS -- U.S. banks (including their foreign branches) issue CDs and bankers' acceptances which may be purchased by the Funds if an issuing bank has total assets in excess of $5 billion and the bank otherwise meets the Funds' credit rating requirements. CDs are issued against deposits in a commercial bank for a specified period and rate and are normally negotiable. Eurodollar CDs are certificates issued by a foreign branch (usually London) of a U.S. domestic bank, and, as such, the credit is deemed to be that of the domestic bank. Bankers' acceptances are short-term credit instruments evidencing the promise of the bank (by virtue of the bank's "acceptance") to pay at maturity a draft which has been drawn on it by a customer (the "drawer"). Bankers' acceptances are used to finance the import, export, transfer, or storage of goods and reflect the obligation of both the bank and the drawer to pay the face amount. Both types of securities are subject to the ability of the issuing bank to meet its obligations, and are subject to risks common to all debt securities. In addition, banker's acceptances may be subject to foreign currency risk and certain other risks of investment in foreign securities.

EQUITY SECURITIES -- The Funds may invest in common, preferred, and convertible preferred stocks, and securities whose values are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common stocks and preferred stocks represent equity ownership in a corporation. Owners of stock,

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such as the Funds, share in a corporation's earnings through dividends which may be declared by the corporation, although the receipt of dividends is not the principal benefit that the Funds seek when they invest in stocks and similar instruments.

Instead, the Funds seek to invest in stocks that will increase in market value and may be sold for more than a Fund paid to buy them. Market value is based upon constantly changing investor perceptions of what the company is worth compared to other companies. Although dividends are a factor in the changing market value of stocks, many companies do not pay dividends, or pay comparatively small dividends. The principal risk of investing in equity securities is that their market values fluctuate constantly, often due to factors entirely outside the control of the Funds or the company issuing the stock. At any given time, the market value of an equity security may be significantly higher or lower than the amount paid by a Fund to acquire it.

Owners of preferred stocks are entitled to dividends payable from the corporation's earnings, which in some cases may be "cumulative" if prior dividends on the preferred stock have not been paid. Dividends payable on preferred stock have priority over distributions to holders of common stock, and preferred stocks generally have a priority on the distribution of assets in the event of the corporation's liquidation. Preferred stocks may be "participating," which means that they may be entitled to dividends in excess of the stated dividend in certain cases. The holders of a company's debt securities generally are entitled to be paid by the company before it pays anything to its stockholders.

Rights and warrants are securities which entitle the holder to purchase the securities of a company (usually, its common stock) at a specified price during a specified time period. The value of a right or warrant is affected by many of the same factors that determine the prices of common stocks. Rights and warrants may be purchased directly or acquired in connection with a corporate reorganization or exchange offer.

The Funds also may purchase convertible securities including convertible debt obligations and convertible preferred stock. A convertible security entitles the holder to exchange it for a fixed number of shares of common stock (or other equity security), usually at a fixed price within a specified period of time. Until conversion, the owner of convertible securities usually receives the interest paid on a convertible bond or the dividend preference of a preferred stock.

A convertible security has an "investment value" which is a theoretical value determined by the yield it provides in comparison with similar securities without the conversion feature. Investment value changes are based upon prevailing interest rates and other factors. It also has a "conversion value," which is the market value the convertible security would have if it were exchanged for the underlying equity security. Convertible securities may be purchased at varying price levels above or below their investment values or conversion values.

Conversion value is a simple mathematical calculation that fluctuates directly with the price of the underlying security. However, if the conversion value is substantially below the investment value, the market value of the convertible security is governed principally by its investment value. If the conversion value is near or above the investment value, the market value of the convertible

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security generally will rise above the investment value. In such cases, the market value of the convertible security may be higher than its conversion value, due to the combination of the convertible security's right to interest (or dividend preference) and the possibility of capital appreciation from the conversion feature. However, there is no assurance that any premium above investment value or conversion value will be recovered because prices change and, as a result, the ability to achieve capital appreciation through conversion may be eliminated.

EUROBONDS AND YANKEE BONDS -- Bonds issued by foreign branches of U.S. banks ("Eurobonds") and bonds issued by a U.S. branch of a foreign bank and sold in the United States ("Yankee bonds"). These bonds are bought and sold in U.S. dollars, but generally carry with them the same risks as investing in foreign securities.

FOREIGN SECURITIES -- Investments in the securities of foreign companies, or companies that have their principal business activities outside the United States, involve certain risks not associated with investments in U.S. companies. Non-U.S. companies generally are not subject to the same uniform accounting, auditing, and financial reporting standards that apply to U.S. companies. Therefore, financial information about foreign companies may be incomplete, or may not be comparable to the information available on U.S. companies. There may also be less publicly available information about a foreign company.

Although the volume of trading in foreign securities markets is growing, securities of many non- U.S. companies may be less liquid and have greater swings in price than securities of comparable U.S. companies. The costs of buying and selling securities on foreign securities exchanges are generally significantly higher than similar costs in the United States. There is generally less government supervision and regulation of exchanges, brokers, and issuers in foreign countries than there is in the United States. Investments in non-U.S. securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, confiscatory taxation, and imposition of withholding taxes on dividends or interest payments. If it becomes necessary, it may be more difficult for a Fund to obtain or to enforce a judgment against a foreign issuer than against a domestic issuer.

Securities traded on foreign markets are usually bought and sold in local currencies, not in U.S. dollars. Therefore, the market value of foreign securities acquired by a Fund can be affected -- favorably or unfavorably -- by changes in currency rates and exchange control regulations. Costs are incurred in converting money from one currency to another. Foreign currency exchange rates are determined by supply and demand on the foreign exchange markets. Foreign exchange markets are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors, all of which are outside the control of each Fund. Generally, the Funds' foreign currency exchange transactions will be conducted on a cash or "spot" basis at the spot rate for purchasing or selling currency in the foreign currency exchange markets.

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FUTURES, OPTIONS, AND OTHER FINANCIAL INSTRUMENTS

GENERAL. The advisor may use various types of financial instruments, some of which are derivatives, to attempt to manage the risk of a Fund's investments or, in certain circumstances, for investment (e.g., as a substitute for investing in securities). These financial instruments include options, futures contracts (sometimes referred to as "futures"), forward contracts, swaps, caps, floors, and collars (collectively, "Financial Instruments"). The policies in this section do not apply to other types of instruments sometimes referred to as derivatives, such as indexed securities, mortgage-backed and other asset-backed securities, and stripped interest and principal of debt.

Hedging strategies can be broadly categorized as "short" hedges and "long" or "anticipatory" hedges. A short hedge involves the use of a Financial Instrument in order to partially or fully offset potential variations in the value of one or more investments held in a Fund's portfolio. A long or anticipatory hedge involves the use of a Financial Instrument in order to partially or fully offset potential increases in the acquisition cost of one or more investments that the Fund intends to acquire. In an anticipatory hedge transaction, the Fund does not already own a corresponding security. Rather, the hedge relates to a security or type of security that the Fund intends to acquire. If the Fund does not eliminate the hedge by purchasing the security as anticipated, the effect on the Fund's portfolio is the same as if a long position were entered into. Financial Instruments may also be used, in certain circumstances, for investment (e.g., as a substitute for investing in securities).

Financial Instruments on individual securities generally are used to attempt to hedge against price movements in one or more particular securities positions that a Fund already owns or intends to acquire. Financial Instruments on indexes, in contrast, generally are used to attempt to hedge all or a portion of a portfolio against price movements of the securities within a market sector in which the Fund has invested or expects to invest.

The use of Financial Instruments is subject to applicable regulations of the Securities and Exchange Commission ("SEC"), the several exchanges upon which they are traded, and the Commodity Futures Trading Commission ("CFTC"). In addition, the Funds' ability to use Financial Instruments will be limited by tax considerations. See "Tax Consequences of Owning Shares of a Fund."

In addition to the instruments and strategies described below, the advisor may use other similar or related techniques to the extent that they are consistent with a Fund's investment objective and permitted by its investment limitations and applicable regulatory authorities. The Funds' Prospectuses or SAI will be supplemented to the extent that new products or techniques become employed involving materially different risks than those described below or in the Prospectuses.

SPECIAL RISKS. Financial Instruments and their use involve special considerations and risks, certain of which are described below.

(1) Financial Instruments may increase the volatility of a Fund. If the advisor employs a Financial Instrument that correlates imperfectly with a Fund's

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investments, a loss could result, regardless of whether or not the intent was to manage risk. In addition, these techniques could result in a loss if there is not a liquid market to close out a position that a Fund has entered.

(2) There might be imperfect correlation between price movements of a Financial Instrument and price movement of the investment(s) being hedged. For example, if the value of a Financial Instrument used in a short hedge increased by less than the decline in value of the hedged investment(s), the hedge would not be fully successful. This might be caused by certain kinds of trading activity that distorts the normal price relationship between the security being hedged and the Financial Instrument. Similarly, the effectiveness of hedges using Financial Instruments on indexes will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

The Funds are authorized to use options and futures contracts related to securities with issuers, maturities or other characteristics different from the securities in which it typically invests. This involves a risk that the options or futures position will not track the performance of a Fund's portfolio investments.

The direction of options and futures price movements can also diverge from the direction of the movements of the prices of their underlying instruments, even if the underlying instruments match a Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Fund may take positions in options and futures contracts with a greater or lesser face value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases.

(3) If successful, the above-discussed hedging strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements of portfolio securities. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if a Fund entered into a short hedge because the advisor projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase would likely be wholly or partially offset by a decline in the value of the short position in the Financial Instrument. Moreover, if the price of the Financial Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss.

(4) A Fund's ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the degree of liquidity of the market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the "counterparty") to enter into a transaction closing out the

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position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a Fund.

(5) As described below, the Funds are required to maintain assets as "cover," maintain segregated accounts or make margin payments when they take positions in Financial Instruments involving obligations to third parties (i.e., Financial Instruments other than purchased options). If a Fund is unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or segregated accounts or make such payments until the position expired. These requirements might impair a Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

COVER. Positions in Financial Instruments, other than purchased options, expose the Funds to an obligation to another party. A Fund will not enter into any such transaction unless it owns (1) an offsetting ("covered") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its obligations to the extent not covered as provided in (1) above. The Funds will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, designate cash or liquid assets as segregated in the prescribed amount as determined daily.

Assets used as cover or held as segregated cannot be sold while the position in the corresponding Financial Instrument is open unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund's assets to cover or to hold as segregated could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

OPTIONS. Each Fund may engage in certain strategies involving options to attempt to manage the risk of its investments or, in certain circumstances, for investment (e.g., as a substitute for investing in securities). A call option gives the purchaser the right to buy, and obligates the writer to sell the underlying investment at the agreed-upon exercise price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy the underlying investment at the agreed-upon exercise price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract. See "Options on Indexes" below with regard to cash settlement of option contracts on index values.

The purchase of call options can serve as a hedge against a price rise of the underlier and the purchase of put options can serve as a hedge against a price decline of the underlier. Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Fund will be obligated to sell the security or currency at less than its market value.

Writing put options can serve as a limited long or anticipatory hedge because increases in the value of the hedged investment would be offset to the extent of

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the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Fund will be obligated to purchase the security or currency at more than its market value.

The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the price volatility of the underlying investment and general market and interest rate conditions. Options that expire unexercised have no value.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option, which is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option, which is known as a closing sale transaction. Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

RISKS OF OPTIONS ON SECURITIES. Options embody the possibility of large amounts of exposure, which will result in a Fund's net asset value being more sensitive to changes in the value of the related investment. A Fund may purchase or write both exchange-traded and OTC options. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by a Fund as well as the loss of any expected benefit from the transaction.

The Funds' ability to establish and close out positions in options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to the option's expiration. If a Fund is not able to enter into an offsetting closing transaction on an option it has written, it will be required to maintain the securities subject to the call or the liquid assets underlying the put until a closing purchase transaction can be entered into or the option expires. However, there can be no assurance that such a market will exist at any particular time.

If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

OPTIONS ON INDEXES. Puts and calls on indexes are similar to puts and calls on securities or futures contracts except that all settlements are in cash and changes in value depend on changes in the index in question. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, upon exercise of the call, the purchaser will receive from the Fund an amount of cash equal to the positive difference between the closing price of the index and the exercise price of the call times a specified multiple ("multiplier"), which determines the total dollar value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put to deliver to the Fund an amount of cash equal to the positive difference between the exercise price of the put and the closing price of the index times the multiplier. When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the positive difference between the exercise price of the put and the closing level of the index times the multiplier.

The risks of purchasing and selling options on indexes may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot fulfill its potential settlement obligations by delivering the underlying securities. A Fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if a Fund could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level. As with other kinds of options, a Fund as the call writer will not learn what it has been assigned until the next business day. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because in that case the writer's obligation is to deliver the underlying security, not to pay its value as of a moment in the past. In contrast, the writer of an index call will be required to pay cash in an amount based on the difference between the closing index value on the exercise date and the exercise price. By the time a Fund learns what it has been assigned, the index may have declined. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure.

If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund nevertheless will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchange where they are traded.

Generally, OTC foreign currency options used by a Fund are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. When a Fund purchases or sells a futures contract, it incurs an obligation respectively to take or make delivery of a specified amount of the obligation underlying the contract at a specified time and price. When a Fund writes an option on a futures contract, it becomes obligated to assume a position in the futures contract at a specified exercise price at any time during the term of the option. If a Fund writes a call, on exercise it assumes a short futures position. If it writes a put, on exercise it assumes a long futures position.

The purchase of futures or call options on futures can serve as a long or an anticipatory hedge, and the sale of futures or the purchase of put options on futures can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indexes. Similarly, writing put options on futures contracts can serve as a limited long or anticipatory hedge.

In addition, futures strategies can be used to manage the "duration" (a measure of anticipated sensitivity to changes in interest rates, which is sometimes related to the weighted average maturity of a portfolio) and associated interest rate risk of a Fund's fixed-income portfolio. If the advisor wishes to shorten the duration of a Fund's fixed-income portfolio (i.e., reduce anticipated sensitivity), the Fund may sell an appropriate debt futures contract or a call option thereon, or purchase a put option on that futures contract. If the advisor wishes to lengthen the duration of a Fund's fixed-income portfolio (i.e., increase anticipated sensitivity), the Fund may buy an appropriate debt futures contract or a call option thereon, or sell a put option thereon.

At the inception of a futures contract, a Fund is required to deposit "initial margin" in an amount generally equal to 10% or less of the contract value. Initial margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures or written option position varies, a process known as "marking-to-market." Unlike margin in securities transactions, initial margin on futures contracts and written options on futures contracts does not represent a borrowing on margin, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required to increase the level of initial margin deposits. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities in order to do so at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. However, there can be no assurance that a liquid market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures contract or an option on a futures contract position due to the absence of a liquid market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to continue to maintain the position being hedged by the futures contract or option or to continue to maintain cash or securities in a segregated account.

To the extent that a Fund enters into futures contracts, options on futures contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case that is not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money" at the time of purchase) may not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. This policy does not limit to 5% the percentage of the Fund's assets that are at risk in futures contracts, options on futures contracts and currency options.

RISKS OF FUTURES CONTRACTS AND OPTIONS THEREON. The ordinary spreads at a given time between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Due to the possibility of distortion, a hedge may not be successful. Although stock index futures contracts do not require physical delivery, under extraordinary market conditions, liquidity of such futures contracts also could be reduced. Additionally, the advisor may be incorrect in its expectations as to the extent of various interest rates, currency exchange rates or stock market movements or the time span within which the movements take place.

INDEX FUTURES. The risk of imperfect correlation between movements in the price of index futures and movements in the price of the securities that are the subject of a hedge increases as the composition of a Fund's portfolio diverges from the index. The price of the index futures may move proportionately more than or less than the price of the securities being hedged. If the price of the index futures moves proportionately less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective. Assuming the price of the securities being hedged has moved in an unfavorable direction, as anticipated when the hedge was put into place, the Fund would be in a better position than if it had not hedged at all, but not as good as if the price of the index futures moved in full proportion to that of the hedged securities. However, if the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by movement of the price of the futures contract. If the price of the futures contract moves more than the price of the securities, the Fund will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge.

Where index futures are purchased in an anticipatory hedge, it is possible that the market may decline instead. If a Fund then decides not to invest in the securities at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

FOREIGN CURRENCY HEDGING STRATEGIES--SPECIAL CONSIDERATIONS. A Fund may use options and futures contracts on foreign currencies, as mentioned previously, and forward currency contracts, as described below, to attempt to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated or, in certain circumstances, for investment (e.g., as a substitute for investing in securities denominated in foreign currency). Currency hedges can protect against price movements in a security that a Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated.

A Fund might seek to hedge against changes in the value of a particular currency when no Financial Instruments on that currency are available or such Financial Instruments are more expensive than certain other Financial Instruments. In such cases, a Fund may seek to hedge against price movements in that currency by entering into transactions using Financial Instruments on another currency or a basket of currencies, the value of which the advisor believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Financial Instrument will not correlate perfectly with movements in the price of the currency subject to the hedging transaction may be increased when this strategy is used.

The value of Financial Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Financial Instruments, a Fund could be disadvantaged by having to deal in the odd-lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Financial Instruments until they reopen.

Settlement of hedging transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes, and charges associated with such delivery assessed in the issuing country.

FORWARD CURRENCY CONTRACTS AND FOREIGN CURRENCY DEPOSITS. The Funds may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time the forward currency contract is entered. Forward currency contracts are negotiated directly between currency traders (usually large commercial banks) and their customers.

Such transactions may serve as long or anticipatory hedges. For example, a Fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Fund intends to acquire. Forward currency contracts may also serve as short hedges. For example, a Fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or a dividend or interest payment denominated in a foreign currency.

The Funds may also use forward currency contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Fund could also hedge the position by entering into a forward currency contract to sell another currency expected to perform similarly to the currency in which the Fund's existing investments are denominated. This type of hedge could offer advantages in terms of cost, yield or efficiency, but may not hedge currency exposure as effectively as a simple hedge against U.S. dollars. This type of hedge may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

The Funds may also use forward currency contracts in one currency or a basket of currencies to attempt to hedge against fluctuations in the value of securities denominated in a different currency if the advisor anticipates that there will be a positive correlation between the two currencies.

The cost to a Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When a Fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of some or all of any expected benefit of the transaction.

As is the case with futures contracts, purchasers, and sellers of forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures contracts, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that a Fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, the Fund might be unable to close out a forward currency contract. In either event, the Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to segregate cash or liquid assets.

The precise matching of forward currency contract amounts and the value of the securities, dividends, or interest payments involved generally will not be possible because the value of such securities, dividends, or interest payments, measured in the foreign currency, will change after the forward currency contract has been established. Thus, a Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Forward currency contracts may substantially change a Fund's investment exposure to changes in currency exchange rates and could result in losses to the Fund if currencies do not perform as the advisor anticipates. There is no assurance that the advisor's use of forward currency contracts will be advantageous to a Fund or that it will hedge at an appropriate time.

The Funds may also purchase and sell foreign currency and invest in foreign currency deposits. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged.

COMBINED POSITIONS. A Fund may purchase and write options or futures in combination with each other, or in combination with futures or forward currency contracts, to manage the risk and return characteristics of its overall position. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs.

TURNOVER. The Funds' options and futures activities may affect their turnover rates and brokerage commission payments. The exercise of calls or puts written by a Fund, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once a Fund has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by a Fund may also cause the sale of related investments, increasing turnover. Although such exercise is within the Fund's control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. A Fund will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales.

SWAPS, CAPS, FLOORS, AND COLLARS. The Funds are authorized to enter into swaps, caps, floors, and collars. Swaps involve the exchange by one party with another party of their respective commitments to pay or receive cash flows, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of a cap or a floor entitles the purchaser, to the extent that a specified index exceeds in the case of a cap, or falls below in the case of a floor, a predetermined value, to receive payments on a notional principal amount from the party selling such instrument. A collar combines elements of buying a cap and selling a floor.

GOLD BULLION -- The Gold & Precious Metals Fund may invest up to 10% at the time of purchase of its total assets directly in gold bullion. The two largest national producers of gold bullion are the Republic of South Africa and the former states of the Soviet Union. Changes in political and economic conditions affecting either country may have a direct impact on its sales of gold bullion. The Gold & Precious Metals Fund will purchase gold bullion from, and sell gold bullion to, banks (both U.S. and foreign) and dealers who are members of, or affiliated with members of, a regulated U.S. commodities exchange, in accordance with applicable investment laws. Values of gold bullion held by the Gold & Precious Metals Fund are based upon daily quotes provided by banks or brokers dealing in such commodities.

HOLDRs -- Holding Company Depositary Receipts, or HOLDRs, are trust-issued receipts that represent a Fund's beneficial ownership of a specific group of stocks. HOLDRs involve risks similar to the risks of investing in common stock. For example, a Fund's investment will decline in value if the underlying stocks decline in value. Because HOLDRs are not subject to concentration limits, the relative weight of an individual stock may increase substantially, causing the HOLDRs to be less diverse and creating more risk.

ILLIQUID SECURITIES -- Securities which do not trade on stock exchanges or in the over-the-counter market, or have restrictions on when and how they may be sold, are generally considered to be "illiquid." An illiquid security is one that a Fund may have difficulty -- or may even be legally precluded from -- selling at any particular time. A Fund may invest in illiquid securities, including restricted securities and other investments which are not readily marketable. A Fund will not purchase any such security if the purchase would cause the Fund to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of this restriction.

The principal risk of investing in illiquid securities is that a Fund may be unable to dispose of them at the time desired or at a reasonable price. In addition, in order to resell a restricted security, a Fund might have to bear the expense and incur the delays associated with registering the security with the SEC, and otherwise obtaining listing on a securities exchange or in the over-thecounter market.

INITIAL PUBLIC OFFERINGS ("IPOs") -- The Funds may invest a portion of their assets in securities of companies offering shares in IPOs. IPOs may have a magnified performance impact on a Fund for as long as it has a small asset base. The impact of IPOs on a Fund's performance likely will decrease as the Fund's asset size increases, which could reduce the Fund's total returns. IPOs may not be consistently available to a Fund for investment, particularly as the Fund's asset base grows. Because IPO shares frequently are volatile in price, a Fund may hold IPO shares for a very short period of time. This may increase the turnover of a Fund's portfolio and may lead to increased expenses for the Fund, such as commissions and transaction costs. By selling shares, the Funds may realize taxable gains they will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Shareholders in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

A Fund's investment in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which present risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

INTERFUND BORROWING AND LENDING PROGRAM -- Pursuant to an exemptive order issued by the SEC dated December 21, 1999, a Fund may lend money to, and borrow money for temporary purposes from, other funds advised by INVESCO or its affiliates. A Fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A Fund may have to borrow from a bank at a higher interest rate if an interfund loan is unavailable, called or not renewed.

INVESTMENT COMPANY SECURITIES -- To manage their daily cash positions, the Funds may invest in securities issued by other investment companies, including investment companies advised by INVESCO and its affiliates (pursuant to an exemptive order dated May 12, 1999) that invest in short-term debt securities and seek to maintain a net asset value of $1.00 per share ("money market funds"). The Funds also may invest in Exchange-Traded Funds ("ETFs"). ETFs are investment companies that are registered under the Investment Company Act of 1940 (the "1940 Act") as open-end funds or Unit Investment Trusts ("UITs"). ETFs are based on specific domestic and foreign indices. ETF shares are sold and redeemed at net asset value only in large blocks. In addition, national securities exchanges list ETF shares for trading, which allows investors to purchase and sell individual ETF shares among themselves at market prices throughout the day. The 1940 Act limits investments in securities of other investment companies. These limitations include, among others, that, subject to certain exceptions, no more than 10% of a Fund's total assets may be invested in securities of other investment companies, no more than 5% of its total assets may be invested in the securities of any one investment company, and a Fund may not own more than 3% of the outstanding shares of any investment company. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

MORTGAGE-BACKED SECURITIES -- Mortgage-backed securities are interests in pools of mortgage loans that various governmental, government-related and private organizations assemble as securities for sale to investors. Unlike most debt securities, which pay interest periodically and repay principal at maturity or on specified call dates, mortgage-backed securities make monthly payments that consist of both interest and principal payments. In effect, these payments are a "pass- through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Since homeowners usually have the option of paying either part or all of the loan balance before maturity, the effective maturity of a mortgage-backed security is often shorter than is stated.

Governmental entities, private insurers, and the mortgage poolers may insure or guarantee the timely payment of interest and principal of these pools through various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The advisor will consider such insurance and guarantees and the creditworthiness of the issuers thereof in determining whether a mortgage-related security meets its investment quality standards. It is possible that the private insurers or guarantors will not meet their obligations under the insurance policies or guarantee arrangements.

Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA). GNMA is the principal governmental guarantor of mortgage-related securities. GNMA is a wholly-owned corporation of the U.S. government and it falls within the Department of Housing and Urban Development. Securities issued by GNMA are considered the equivalent of treasury securities and are backed by the full faith and credit of the U.S. government. GNMA guarantees the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of FHA-insured or VA- guaranteed mortgages. GNMA does not guarantee the market value or yield of mortgage-backed securities or the value of the Fund's shares.

To buy GNMA securities, the Fund may have to pay a premium over the maturity value of the underlying mortgages, which the Fund may lose if prepayment occurs.

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA). FNMA is a government-sponsored corporation owned entirely by private stockholders. FNMA is regulated by the Secretary of Housing and Urban Development. FNMA purchases conventional mortgages from a list of approved sellers and service providers, including state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions, and mortgage bankers. Securities issued by FNMA are agency securities, which means FNMA, but not the U.S. government, guarantees their timely payment of principal and interest.

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC). FHLMC is a stockholder owned corporation chartered by Congress in 1970 to increase the supply of funds that mortgage lenders, such as commercial banks, mortgage bankers, savings institutions and credit unions, can make available to homebuyers and multifamily investors. FHLMC issues Participation Certificates (PCs) which represent interests in conventional mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

COMMERCIAL BANKS, SAVINGS AND LOAN INSTITUTIONS, PRIVATE MORTGAGE INSURANCE COMPANIES, MORTGAGE BANKERS, AND OTHER SECONDARY MARKET ISSUERS. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers also create pass-through pools of conventional mortgage loans. In addition to guaranteeing the mortgage-related security, such issuers may service and/or have originated the underlying mortgage loans. Pools created by these issuers generally offer a higher rate of interest than pools created by GNMA, FNMA & FHLMC because they are not guaranteed by a government agency.

STRIPPED MORTGAGE-BACKED SECURITIES. Stripped mortgage-backed securities are derivative multiple-class mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. Typically, one class will receive some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In extreme cases, one class will receive all of the interest ("interest only" or "IO" class) while the other class will receive the entire principal ("principal only" or "PO class"). The cash flow and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. Slower than anticipated prepayments of principal may adversely affect the yield to maturity of a PO. The yields and market risk of interest only and principal only stripped mortgage-backed securities, respectively, may be more volatile than those of other fixed income securities, including traditional mortgage-backed securities.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs). CMOs are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond,

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CMOs usually pay interest monthly and have a more focused range of principal payment dates than pass-through securities. While whole mortgage loans may collateralize CMOs, mortgage-backed securities guaranteed by GNMA, FHLMC, or FNMA and their income streams more typically collateralize them.

A Real Estate Mortgage Investment Conduit ("REMIC") is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended and is an investment in certain mortgages primarily secured by interests in real property and other permitted investments.

CMOs are structured into multiple classes, each bearing a different stated maturity. Each class of CMO or REMIC certificate, often referred to as a "tranche," is issued at a specific interest rate and must be fully retired by its final distribution date. Generally, all classes of CMOs or REMIC certificates pay or accrue interest monthly. Investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities.

RISKS OF MORTGAGE-BACKED SECURITIES. Yield characteristics of mortgage-backed securities differ from those of traditional debt securities in a variety of ways. For example, payments of interest and principal are more frequent (usually monthly) and their interest rates are sometimes adjustable. In addition, a variety of economic, geographic, social, and other factors, such as the sale of the underlying property, refinancing, or foreclosure, can cause investors to repay the loans underlying a mortgage-backed security sooner than expected. If the prepayment rates increase, a Fund may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

ASSET-BACKED SECURITIES. These securities are interests in pools of a broad range of assets other than mortgages, such as automobile loans, computer leases, and credit card receivables. Like mortgage-backed securities, these securities are pass-through. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Due to the quantity of vehicles involved and requirements under state laws, asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool in a timely fashion ("liquidity protection"). In addition, asset-backed securities may include insurance, such as guarantees, policies, or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool ("credit support"). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

The Funds may also invest in residual interests in asset-backed securities, which is the excess cash flow remaining after making required payments on the securities and paying related administrative expenses. The amount of residual cash flow resulting from a particular issue of asset-backed securities depends in part on the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets.

REAL ESTATE INVESTMENT TRUSTS - To the extent consistent with their investment objectives and policies, the Funds may invest in securities issued by real estate investment trusts ("REITs").

REITs are trusts which sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the Southeastern United States, or both.

To the extent that the Funds have the ability to invest in REITs, a Fund could conceivably own real estate directly as a result of a default on the securities it owns. The Funds, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

In addition to the risks described above, REITs may be affected by any changes in the value of the underlying property in their portfolios. REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by a Fund. By investing in REITs indirectly through a Fund, a shareholder will bear not only his/her proportionate share of the expenses of a Fund, but also, indirectly, similar expenses of the REITs.

REPURCHASE AGREEMENTS -- A Fund may enter into repurchase agreements ("REPOs") on debt securities that the Fund is allowed to hold in its portfolio. This is a way to invest money for short periods. A REPO is an agreement under which the Fund acquires a debt security and then resells it to the seller at an agreed-upon price and date (normally, the next business day). The repurchase price represents an interest rate effective for the short period the debt security is held by the Fund, and is unrelated to the interest rate on the underlying debt security. A repurchase agreement is often considered as a loan collateralized by securities. The collateral securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement. The collateral securities are held by the Fund's custodian bank until the repurchase agreement is completed.

The Funds may enter into repurchase agreements with financial institutions that are creditworthy under standards established by the Company's advisor. INVESCO must use these standards to review the creditworthiness of any financial institution that is a party to a REPO. REPOs maturing in more than seven days are considered illiquid securities. A Fund will not enter into repurchase agreements maturing in more than seven days if as a result more than 15% of the Fund's net assets would be invested in these repurchase agreements and other illiquid securities.

As noted above, the Funds use REPOs as a means of investing cash for short periods of time. Although REPOs are considered to be highly liquid and comparatively low-risk, the use of REPOs does involve some risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss on the sale of the collateral security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may automatically be stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

RULE 144A SECURITIES -- A Fund also may invest in securities that can be resold to institutional investors pursuant to Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"). In recent years, a large institutional market has developed for many Rule 144A Securities. Institutional investors generally cannot sell these securities to the general public but instead will often depend on an efficient institutional market in which Rule 144A Securities can readily be resold to other institutional investors, or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions does not necessarily mean that a Rule 144A Security is illiquid. Institutional markets for Rule 144A Securities may provide both reliable market values for Rule 144A Securities and enable a Fund to sell a Rule 144A investment when appropriate. For this reason, the Company's board of directors has concluded that if a sufficient institutional trading market exists for a given Rule 144A security, it may be considered "liquid," and not subject to a Fund's limitations on investment in restricted securities. The Company's board of directors has given INVESCO the day-to-day authority to determine the liquidity of Rule 144A Securities, according to guidelines approved by the board. The principal risk of investing in Rule 144A Securities is that there may be an insufficient number of qualified institutional buyers interested in purchasing a Rule 144A Security held by a Fund, and the Fund might be unable to dispose of such security promptly or at reasonable prices.

SECURITIES LENDING -- Each Fund may from time to time loan securities from its portfolio to brokers, dealers, and financial institutions to earn income or generate cash for liquidity. When the Fund lends securities it will receive collateral in cash or U.S. Treasury obligations which will be maintained, and with regard to cash, invested, at all times in an amount equal to at least 100% of the current market value of the loaned securities. All such loans will be made according to the guidelines of the SEC and the Company's board of directors. A Fund may at any time call such loans to obtain the securities loaned. If the borrower of the securities should default on its obligation to return the securities borrowed, the value of the collateral may be insufficient to permit the Fund to reestablish its position by making a comparable investment due to changes in market conditions or the Fund may be unable to exercise certain ownership rights. A Fund will be entitled to earn interest paid upon investment of the cash collateral or to the payment of a premium or fee for the loan. A Fund may pay reasonable fees in connection with such loans, including payments to the borrower and to one or more securities lending agents (each an "Agent").

INVESCO provides the following services in connection with the securities lending activities of each Fund: (a) oversees participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assists the Agent in determining which specific securities are available for loan; (c) monitors the Agent's loan activities to ensure that securities loans are effected in accordance with INVESCO's instructions and with procedures adopted by the board of directors; (d) prepares appropriate periodic reports for, and seeks appropriate approvals from, the board of directors with respect to securities lending activities; (e) responds to Agent inquiries; and (f) performs such other duties as necessary. INVESCO intends to seek necessary approvals to enable it to earn compensation for providing such services.

The Funds have obtained an exemptive order from the SEC allowing them to invest uninvested cash balances and cash collateral received in connection with securities lending in money market funds that have INVESCO or an affiliate of INVESCO as an investment advisor.

SOVEREIGN DEBT -- In certain emerging countries, the central government and its agencies are the largest debtors to local and foreign banks and others. Sovereign debt involves the risk that the government, as a result of political considerations or cash flow difficulties, may fail to make scheduled payments of interest or principal and may require holders to participate in rescheduling of payments or even to make additional loans. If an emerging country government defaults on its sovereign debt, there is likely to be no legal proceeding under which the debt may be ordered repaid, in whole or in part. The ability or willingness of a foreign sovereign debtor to make payments of principal and interest in a timely manner may be influenced by, among other factors, its cash flow, the magnitude of its foreign reserves, the availability of foreign exchanges on the payment date, the debt service burden to the economy as a whole, the debtor's then current relationship with the International Monetary Fund, and its then current political constraints. Some of the emerging countries issuing such instruments have experienced high rates of inflation in recent years and have extensive internal debt. Among other effects, high inflation and internal debt service requirements may adversely affect the cost and availability of future domestic sovereign borrowing to finance government programs, and may have other adverse social, political, and economic consequences, including effects on the willingness of such countries to service their sovereign debt. An emerging country government's willingness and ability to make timely payments on its sovereign debt also are likely to be heavily affected by the country's balance of trade and its access to trade and other international credits. If a country's exports are concentrated in a few commodities, such country would be more significantly exposed to a decline in the international prices of one or more of such commodities. A rise in protectionism on the part of its trading partners, or unwillingness by such partners to make payment for goods in hard currency, could also adversely affect the country's ability to export its products and repay its debts. Sovereign debtors may also be dependent on expected receipts from such agencies and others abroad to reduce principal and interest arrearages on their debt. However, failure by the sovereign debtor or other entity to implement economic reforms negotiated with multilateral agencies or others, to achieve specified levels of economic performance, or to make other debt payments when due, may cause third parties to terminate their commitments to provide funds to the sovereign debtor, which may further impair such debtor's willingness or ability to service its debts.

The Funds may invest in debt securities issued under the "Brady Plan" in connection with restructurings in emerging country debt markets or earlier loans. These securities, often referred to as "Brady Bonds," are, in some cases, denominated in U.S. dollars and collateralized as to principal by U.S. Treasury zero coupon bonds having the same maturity. At least one year's interest payments, on a rolling basis, are collateralized by cash or other investments. Brady Bonds are actively traded on an over-the-counter basis in the secondary market for emerging country debt securities. Brady Bonds are lower-rated bonds and highly volatile.

UNSEASONED ISSUERS -- The Funds may purchase securities in unseasoned issuers. Securities in such issuers may provide opportunities for long term capital growth. Greater risks are associated with investments in securities of unseasoned issuers than in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources. As a result, securities of unseasoned issuers tend to be more volatile than securities of more established companies.

U.S. GOVERNMENT SECURITIES -- Each Fund may, from time to time, purchase debt securities issued by the U.S. government. These securities include Treasury bills, notes, and bonds. Treasury bills have a maturity of one year or less, Treasury notes generally have a maturity of one to ten years, and Treasury bonds generally have maturities of more than ten years.

U.S. government debt securities also include securities issued or guaranteed by agencies or instrumentalities of the U.S. government. Some obligations of U.S. government agencies, which are established under the authority of an act of Congress, such as Government National Mortgage Association ("GNMA") Participation Certificates, are supported by the full faith and credit of the U.S. Treasury. GNMA Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans. These loans -- issued by lenders such as mortgage bankers, commercial banks, and savings and loan associations -- are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. government. The market value of GNMA Certificates is not guaranteed. GNMA Certificates are different from bonds because principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity, as is the case with a bond. GNMA Certificates are called "pass-through" securities because both interest and principal payments (including prepayments) are passed through to the holder of the GNMA Certificate.

Other United States government debt securities, such as securities of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury. Others, such as bonds issued by Fannie Mae, a federally chartered private corporation, are supported only by the credit of the corporation. In the case of securities not backed by the full faith and credit of the United States, a Fund must look principally to the agency issuing or guaranteeing the obligation in the event the agency or instrumentality does not meet its commitments. The U.S. government may choose not to provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not legally obligated to do so. A Fund will invest in securities of such instrumentalities only when INVESCO is satisfied that the credit risk with respect to any such instrumentality is comparatively minimal.

WHEN-ISSUED/DELAYED DELIVERY -- The Funds normally buy and sell securities on an ordinary settlement basis. That means that the buy or sell order is sent, and a Fund actually takes delivery or gives up physical possession of the security on the "settlement date," which is three business days later. However, the Funds also may purchase and sell securities on a when-issued or delayed delivery basis.

When-issued or delayed delivery transactions occur when securities are purchased or sold by a Fund and payment and delivery take place at an agreed-upon time in the future. The Funds may engage in this practice in an effort to secure an advantageous price and yield. However, the yield on a comparable security available when delivery actually takes place may vary from the yield on the security at the time the when-issued or delayed delivery transaction was entered into. When a Fund engages in when-issued and delayed delivery transactions, it relies on the seller or buyer to consummate the sale at the future date. If the seller or buyer fails to act as promised, that failure may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. No payment or delivery is made by a Fund until it receives delivery or payment from the other party to the transaction. However, fluctuation in the value of the security from the time of commitment until delivery could adversely affect a Fund.

INVESTMENT RESTRICTIONS

The investment restrictions set forth below have been adopted by each respective Fund and, unless identified as non-fundamental policies, may not be changed without the affirmative vote of a majority of the outstanding voting securities of that Fund. As provided in the 1940 Act, a "vote of a majority of the outstanding voting securities of the Fund" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares present at a meeting, if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Except with respect to borrowing, changes in values of a particular Fund's assets will not cause a violation of the following investment restrictions so long as percentage restrictions are observed by such Fund at the time it purchases any security. Each Fund may not:

        1. with respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer;

        2. underwrite securities of other issuers, except insofar as it may be deemed to be an underwriter under the 1933 Act in connection with the disposition of the Fund's portfolio securities;

        3. borrow money, except that the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings);

        4. issue senior securities, except as permitted under the 1940 Act;

        5. lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to the purchase of debt securities or to repurchase agreements;

        6. purchase or sell physical commodities; however, this policy shall not prevent the Fund from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments. This restriction shall not prevent Gold & Precious Metals Fund from investing in gold bullion; or

        7. purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

        8. purchase any securities of an issuer in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry; provided however, that (i) Energy Fund will invest 25% or more of its assets in one or more energy- related industries; (ii) Financial Services Fund will invest 25% or more of its assets in one or more financial services-related industries; (iii) Gold & Precious Metals Fund will invest 25% or more of its assets in one or more gold and precious metals-related industries; (iv) Health Sciences Fund will invest 25% or more of its assets in one or more health care- related industries; (v) Leisure Fund will invest 25% or more of its assets in one or more leisure-related industries; (vi) Real Estate Opportunity Fund will invest 25% or more of its assets in one or more real estate-related industries; (vii) Technology Fund will invest 25% or more of its assets in one or more technology-related industries; (viii) Telecommunications Fund will invest 25% or more of its assets in one or more telecommunications- related industries; and (ix) Utilities Fund will invest 25% or more of its assets in one or more utilities-related industries;

        9. Each Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by INVESCO or an affiliate or a successor thereof, with substantially the same fundamental investment objective, policies, and limitations as the Fund.

In addition, each Fund has the following non-fundamental policies, which may be changed without shareholder approval:

        A. The Fund may not sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short) or purchase securities on margin, except that (i) this policy does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments, (ii) the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and (iii) the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments.

        B. The Fund may borrow money only from a bank or from an open-end management investment company managed by INVESCO or an affiliate or a successor thereof for temporary or emergency purposes (not for leveraging or investing) or by engaging in reverse repurchase agreements with any party (reverse repurchase agreements will be treated as borrowings for purposes of fundamental limitation (3)).

        C. The Fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

        D. The Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act.

        E. The Gold & Precious Metals Fund may invest up to 10% at the time of purchase of its total assets in gold bullion.

        F. With respect to fundamental restriction (8) above, (i) energy-related industries include, but are not limited to, oil companies, oil and gas exploration companies, natural gas pipeline companies, refinery companies, energy conservation companies, coal companies, alternative energy companies, and innovative energy technology companies; (ii) financial services- related industries include, but are not limited to, banks (regional and money-centers), insurance companies (life, property and casualty, and multiline), investment and miscellaneous industries (asset managers, brokerage firms, and government-sponsored agencies), and suppliers to financial services companies; (iii) gold and precious metals-related industries include, but are not limited to, those involved in exploring for, mining, processing, or dealing and investing in gold, gold bullion, silver, platinum, palladium, and diamonds; (iv) health sciences-related industries include, but are not limited to, medical equipment or supplies, pharmaceuticals, biotechnology, and health care providers and services companies; (v) leisure-related industries include, but are not limited to, hotels/gaming, publishing, advertising, beverages, audio/video, broadcasting-radio/ TV, cable & satellite operators, cable & satellite programmers, motion pictures &

        TV, recreation services/entertainment, retail, and toys; (vi) real estate-related industries include, but are not limited to, real estate brokers, home builders or real estate developers, companies with substantial real estate holdings, and companies with significant involvement in the real estate industry; (vii) technology-related industries include, but are not limited to, various applied technologies, hardware, software, semiconductors, telecommunications equipment and services, and service-related companies in information technology; (viii) telecommunications-related industries include, but are not limited to, companies that offer telephone services, wireless communications, satellite communications, television and movie programming, broadcasting, and Internet access; and (ix) utilities-related industries include, but are not limited to,companies that produce, generate, transmit, or distribute natural gas or electricity, as well as companies that provide telecommunications services, including local, long distance and wireless.

In addition, with respect to a Fund that may invest in municipal obligations, the following non- fundamental policy applies, which may be changed without shareholder approval:

        Each state (including the District of Columbia and Puerto Rico), territory and possession of the United States, each political subdivision, agency, instrumentality, and authority thereof, and each multi-state agency of which a state is a member is a separate "issuer." When the assets and revenues of an agency, authority, instrumentality, or other political subdivision are separate from the government creating the subdivision and the security is backed only by assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an Industrial Development Bond or Private Activity bond, if that bond is backed only by the assets and revenues of the non-governmental user, then that non-governmental user would be deemed to be the sole issuer. However, if the creating government or another entity guarantees a security, then to the extent that the value of all securities issued or guaranteed by that government or entity and owned by a Fund exceeds 10% of the Fund's total assets, the guarantee would be considered a separate security and would be treated as issued by that government or entity. With respect to a Fund that is not a money market fund, securities issued or guaranteed by a bank or subject to financial guaranty insurance are not subject to the limitations set forth in the preceding sentence.

MANAGEMENT OF THE FUNDS

THE INVESTMENT ADVISOR

INVESCO, located at 4350 South Monaco Street, Denver, Colorado, is the Company's investment advisor. INVESCO was founded in 1932 and serves as an investment advisor to:

        INVESCO Bond Funds, Inc.
        INVESCO Combination Stock & Bond Funds, Inc.
        INVESCO Counselor Series Funds, Inc.
        INVESCO International Funds, Inc.
        INVESCO Manager Series Funds, Inc.
        INVESCO Money Market Funds, Inc.
        INVESCO Sector Funds, Inc.
        INVESCO Stock Funds, Inc.
        INVESCO Treasurer's Series Funds, Inc.
        INVESCO Variable Investment Funds, Inc.

As of March 31, 2003, INVESCO managed 47 mutual funds having combined assets of $17 billion, on behalf of 2,848,927 shareholder accounts.

INVESCO is an indirect wholly owned subsidiary of AMVESCAP PLC, a publicly traded holding company. Through its subsidiaries, AMVESCAP PLC engages in the business of investment management on an international basis. AMVESCAP PLC is one of the largest independent investment management businesses in the world, with approximately $318.5 billion in assets under management as of March 31, 2003.

AMVESCAP PLC's North American subsidiaries include:

    AMVESCAP Retirement, Inc. ("ARI"), Atlanta, Georgia, develops and provides domestic and international defined contribution retirement plan services to plan sponsors, institutional retirement plan sponsors and institutional plan providers.

    AMVESCAP National Trust Company (formerly known as Institutional Trust Company doing business as INVESCO Trust Company) ("ANTC"), a wholly-owned subsidiary of ARI, maintains an institutional retirement trust containing 34 collective trust funds designed specifically for qualified plans. ANTC provides retirement account custodian and/or trust services for individual retirement accounts ("IRAs") and other retirement plan accounts. ANTC acts as a directed, non-discretionary trustee or custodian for such plans.

        INVESCO Institutional (N.A.), Inc., Atlanta, Georgia, manages individualized investment portfolios of equity, fixed-income, and real estate securities for institutional clients, including mutual funds and collective investment entities. INVESCO Institutional (N.A.), Inc. includes the following Groups and Divisions:

            INVESCO Capital Management Group, Atlanta, Georgia, manages institutional investment portfolios, consisting primarily of discretionary employee benefit plans for corporations and state and local governments, and endowment funds.

            INVESCO National Asset Management Group, Atlanta, Georgia, provides investment advisory services to employee pension and profit sharing plans, endowments and foundations, public plans, unions (Taft-Hartley), mutual funds and individuals.

            INVESCO Fixed Income/Stable Value Division, Louisville, Kentucky, provides customized low volatility fixed income solutions to 401(k), 457, and other tax qualified retirement plans.

            INVESCO Financial Institutions Group, Atlanta, Georgia, provides investment management services through separately managed account programs offered by brokerage firms.

            INVESCO Structured Products Group, New York, New York, is responsible for tactical asset allocation and managed futures products, and quantitative stock selection products. This group develops forecasting models for domestic stock and bond markets and manages money for clients in products based on these forecasting models.

            INVESCO Realty Advisors Division, Dallas, Texas, is responsible for providing advisory services to discretionary and non-discretionary accounts with respect to investments in real estate, mortgages, private real estate partnership interests, REITs, and publicly traded stocks of companies deriving substantial revenues from real estate industry activities.

            INVESCO Multiple Asset Strategies Group, Atlanta, Georgia, maintains a complex set of fundamentally based quantitative models used as a primary basis for asset allocation decisions. The group's main product is global asset allocation.

        A I M Advisors, Inc., Houston, Texas, provides investment advisory and administrative services for retail and institutional mutual funds.

        A I M Capital Management, Inc., Houston, Texas, provides investment advisory services to individuals, corporations, pension plans and other private investment advisory accounts, and also serves as a sub-advisor to certain retail and institutional mutual funds, one Canadian mutual fund, and one portfolio of an open-end registered investment company that is offered to separate accounts of insurance companies.

        A I M Distributors, Inc. and Fund Management Company, Houston, Texas, are registered broker-dealers that act as the principal underwriters for retail and institutional mutual funds.

The corporate headquarters of AMVESCAP PLC are located at 30 Finsbury Square, London, EC2A 1AG, England.

THE INVESTMENT ADVISORY AGREEMENT

INVESCO serves as investment advisor to the Funds under an Investment Advisory Agreement dated February 28, 1997, as amended February 14, 2000 (the "Agreement") with the Company.

The Agreement requires that INVESCO manage the investment portfolio of each Fund in a way that conforms with the Fund's investment policies. INVESCO may directly manage a Fund itself, or may hire a sub-advisor, which may be an affiliate of INVESCO, to do so. Specifically, INVESCO is responsible for:

     o managing the investment and reinvestment of all the assets of the Funds, and executing all purchases and sales of portfolio securities;

     o maintaining a continuous investment program for the Funds, consistent with (i) each Fund's investment policies as set forth in the Company's Articles of Incorporation, Bylaws and Registration Statement, as from time to time amended, under the 1940 Act, and in any prospectus and/or statement of additional information of the Funds, as from time to time amended and in use under the 1933 Act, and (ii) the Company's status as a regulated investment company under the Internal Revenue Code of 1986, as amended;

     o determining what securities are to be purchased or sold for the Funds, unless otherwise directed by the directors of the Company, and executing transactions accordingly;

     o providing the Funds the benefit of investment analysis and research, the reviews of current economic conditions and trends, and the consideration of a long-range investment policy now or hereafter generally available to the investment advisory customers of the advisor or any sub-advisor;

     o determining what portion of each Fund's assets should be invested in the various types of securities authorized for purchase by the Fund; and

     o making recommendations as to the manner in which voting rights, rights to consent to Fund action and any other rights pertaining to a Fund's portfolio securities shall be exercised.

INVESCO also performs all of the following services for the Funds:

     o administrative;

     o internal accounting (including computation of net asset value);

     o clerical and statistical;

     o secretarial;

     o all other services necessary or incidental to the administration of the affairs of the Funds;

     o supplying the Company with officers, clerical staff, and other employees;

     o furnishing office space, facilities, equipment, and supplies; providing personnel and facilities required to respond to inquiries related to shareholder accounts;

     o conducting periodic compliance reviews of the Funds' operations; preparation and review of required documents, reports and filings by INVESCO's in-house legal and accounting staff or in conjunction with independent attorneys and accountants (including prospectuses, statements of additional information, proxy statements, shareholder reports, tax returns, reports to the SEC, and other corporate documents of the Funds);

     o supplying basic telephone service and other utilities; and

     o preparing and maintaining certain of the books and records required to be prepared and maintained by the Funds under the 1940 Act.

Expenses not assumed by INVESCO are borne by the Funds. As full compensation for its advisory services to the Company, INVESCO receives a monthly fee from each Fund. The fee is calculated at the annual rate of:

Energy, Financial Services, Gold & Precious Metals, Health Sciences, Leisure, Technology, and Utilities Funds

     o 0.75% on the first $350 million of each Fund's average net assets;

     o 0.65% on the next $350 million of each Fund's average net assets;

     o 0.55% of each Fund's average net assets from $700 million;

     o 0.45% of each Fund's average net assets from $2 billion;

     o 0.40% of each Fund's average net assets from $4 billion;

     o 0.375% of each Fund's average net assets from $6 billion; and

     o 0.35% of each Fund's average net assets from $8 billion.

Real Estate Opportunity Fund

     o 0.75% on the first $500 million of the Fund's average net assets;

     o 0.65% on the next $500 million of the Fund's average net assets;

     o 0.55% of the Fund's average net assets from $1 billion;

     o 0.45% of the Fund's average net assets from $2 billion;

     o 0.40% of the Fund's average net assets from $4 billion;

     o 0.375% of the Fund's average net assets from $6 billion; and

     o 0.35% of the Fund's average net assets from $8 billion.

 Telecommunications Fund

     o 0.65% on the first $500 million of the Fund's average net assets;

     o 0.55% on the next $500 million of the Fund's average net assets;

     o 0.45% of the Fund's average net assets from $1 billion;

     o 0.40% of the Fund's average net assets from $4 billion;

     o 0.375% of the Fund's average net assets from $6 billion; and

     o 0.35% of the Fund's average net assets from $8 billion.

During the periods outlined in the table below, the Funds paid INVESCO advisory fees in the dollar amounts shown. If applicable, the advisory fees were offset by credits in the amounts shown, so that the Funds' fees were not in excess of the expense limitations shown, which have been voluntarily agreed to by the Company and INVESCO. The fee is allocated daily to each class based on the relative proportion of net assets represented by such class.

                                 Advisory        Total Expense    Total Expense
                                 Fee Dollars     Reimbursements   Limitations
                                 -----------     --------------   -----------

INVESTOR CLASS
--------------
ENERGY FUND
Year Ended March 31, 2003        $ 2,050,307           N/A            N/A
Year Ended March 31, 2002          2,929,700           N/A            N/A
Year Ended March 31, 2001          2,879,451           N/A            N/A

FINANCIAL SERVICES FUND
Year Ended March 31, 2003        $ 6,122,659           N/A            N/A
Year Ended March 31, 2002          8,297,002           N/A            N/A
Year Ended March 31, 2001          8,371,286           N/A            N/A

GOLD & PRECIOUS METALS FUND
Year Ended March 31, 2003        $   835,712           N/A            N/A
Year Ended March 31, 2002            579,576           N/A            N/A
Year Ended March 31, 2001            540,427           N/A            N/A

HEALTH SCIENCES FUND
Year Ended March 31, 2003        $ 7,222,357           N/A            N/A
Year Ended March 31, 2002         10,066,179           N/A            N/A
Year Ended March 31, 2001         11,327,342           N/A            N/A

LEISURE FUND
Year Ended March 31, 2003        $ 4,325,688           N/A            N/A
Year Ended March 31, 2002          4,812,282           N/A            N/A
Year Ended March 31, 2001          4,052,866           N/A            N/A

REAL ESTATE OPPORTUNITY FUND
Year Ended March 31, 2003        $   177,365    $  195,593           1.60%
Year Ended March 31, 2002            195,437       166,722           1.60%
Year Ended March 31, 2001            254,331       146,760           1.60%(1)

                                 Advisory        Total Expense    Total Expense
                                 Fee Dollars     Reimbursements   Limitations
                                 -----------     --------------   -----------

TECHNOLOGY FUND
Year Ended March 31, 2003        $ 6,450,728           N/A            N/A
Year Ended March 31, 2002         11,221,569           N/A            N/A
Year Ended March 31, 2001         19,905,436           N/A            N/A

TELECOMMUNICATIONS FUND
Year Ended March 31, 2003        $ 2,278,312    $3,343,479           1.75%(2)
Year Ended March 31, 2002          6,059,211             0           2.00%
Year Ended March 31, 2001         15,411,959             0           2.00%

UTILITIES FUND
Year Ended March 31, 2003        $   655,934    $  526,139           1.30%
Year Ended March 31, 2002          1,271,828       456,409           1.30%
Year Ended March 31, 2001          1,866,797       244,669           1.30%(3)

INSTITUTIONAL CLASS
-------------------
TECHNOLOGY FUND
Year Ended March 31, 2003        $ 5,032,432    $        0           1.15%(4)
Year Ended March 31, 2002          7,741,523             0           0.95%
Year Ended March 31, 2001         14,662,130             0           0.95%

CLASS A
-------

ENERGY FUND
Year Ended March 31, 2003        $    47,926    $        0           1.65%(5)

FINANCIAL SERVICES FUND
Year Ended March 31, 2003        $    20,833    $    3,917           1.40%(6)

GOLD & PRECIOUS METALS FUND
Year Ended March 31, 2003        $    11,649    $      431           2.10%(7)

HEALTH SCIENCES FUND
Year Ended March 31, 2003        $     9,687    $    6,829           1.40%(6)

LEISURE FUND
Year Ended March 31, 2003        $   119,744    $        0           1.50%(8)

REAL ESTATE OPPORTUNITY FUND
Year Ended March 31, 2003        $     8,600    $        0           1.70%(9)

                                 Advisory        Total Expense    Total Expense
                                 Fee Dollars     Reimbursements   Limitations
                                 -----------     --------------   -----------

TECHNOLOGY FUND
Year Ended March 31, 2003        $    12,982    $      818           1.50%(8)

TELECOMMUNICATIONS FUND
Year Ended March 31, 2003        $     5,271    $        0           1.85%(10)

UTILITIES FUND
Year Ended March 31, 2003        $     2,533    $    1,095           1.40%(11)

CLASS B
-------

ENERGY FUND
Year Ended March 31, 2003        $     5,555    $      582           2.30%(12)

FINANCIAL SERVICES FUND
Year Ended March 31, 2003        $     4,450    $    2,056           2.05%(13)

GOLD & PRECIOUS METALS FUND
Year Ended March 31, 2003        $     6,563    $        0           2.75%(14)

HEALTH SCIENCES FUND
Year Ended March 31, 2003        $     2,401    $    1,648           2.05%(15)

LEISURE FUND
Year Ended March 31, 2003        $    36,036    $    4,408           2.15%(16)

REAL ESTATE OPPORTUNITY FUND
Year Ended March 31, 2003        $       516    $      936           2.35%(17)

TECHNOLOGY FUND
Year Ended March 31, 2003        $     1,084    $    1,027           2.15%(18)

TELECOMMUNICATIONS FUND
Year Ended March 31, 2003        $        73    $    1,069           2.50%(19)

UTILITIES FUND
Year Ended March 31, 2003        $     1,296    $      943           2.05%(15)

                                 Advisory        Total Expense    Total Expense
                                 Fee Dollars     Reimbursements   Limitations
                                 -----------     --------------   -----------

CLASS C
-------

ENERGY FUND
Year Ended March 31, 2003        $    75,869    $   20,103           2.30%(20)
Year Ended March 31, 2002             71,360           N/A            N/A
Year Ended March 31, 2001             28,834           N/A            N/A

FINANCIAL SERVICES FUND
Year Ended March 31, 2003        $    85,164    $        0           2.75%(20)
Year Ended March 31, 2002             89,895           N/A            N/A
Year Ended March 31, 2001             40,178           N/A            N/A

GOLD & PRECIOUS METALS FUND
Year Ended March 31, 2003        $    18,502    $        0           2.75%(20)
Year Ended March 31, 2002              1,690           N/A            N/A
Year Ended March 31, 2001                 56           N/A            N/A

HEALTH SCIENCES FUND
Year Ended March 31, 2003        $    53,017    $   37,750           2.75%(20)
Year Ended March 31, 2002             92,387           N/A            N/A
Year Ended March 31, 2001             30,819           N/A            N/A

LEISURE FUND
Year Ended March 31, 2003        $   123,328    $        0           2.75%(20)
Year Ended March 31, 2002             66,957           N/A            N/A
Year Ended March 31, 2001             13,858           N/A            N/A

REAL ESTATE OPPORTUNITY FUND
Year Ended March 31, 2003        $     6,162        11,360           2.35%
Year Ended March 31, 2002              7,330         3,376           2.35%
Year Ended March 31, 2001              8,340             7           2.35%(21)

TECHNOLOGY FUND
Year Ended March 31, 2003        $    47,458    $  100,306           2.15%(20)
Year Ended March 31, 2002             82,082           N/A            N/A
Year Ended March 31, 2001             58,968           N/A            N/A

TELECOMMUNICATIONS FUND
Year Ended March 31, 2003        $    21,116    $  100,846           2.50%(19)
Year Ended March 31, 2002             67,072             0           2.75%
Year Ended March 31, 2001             52,776             0           2.75%

                                 Advisory        Total Expense    Total Expense
                                 Fee Dollars     Reimbursements   Limitations
                                 -----------     --------------   -----------

UTILITIES FUND
Year Ended March 31, 2003        $     7,076    $   15,628           2.05%
Year Ended March 31, 2002             16,021         8,769           2.05%
Year Ended March 31, 2001              8,377           446           2.05%(22)

CLASS K
-------

ENERGY FUND
Year Ended March 31, 2003        $     1,034    $    4,502           1.75%(20)
Year Ended March 31, 2002                 40           N/A            N/A
Period Ended March 31, 2001(23)            3           N/A            N/A

FINANCIAL SERVICES FUND
Year Ended March 31, 2003        $     7,688    $    3,997           1.50%(20)
Year Ended March 31, 2002              2,642           N/A            N/A
Period Ended March 31, 2001(23)            2           N/A            N/A

HEALTH SCIENCES FUND
Year Ended March 31, 2003        $    13,857    $        0           2.20%(20)
Year Ended March 31, 2002              7,002           N/A            N/A
Period Ended March 31, 2001(23)            2           N/A            N/A

LEISURE FUND
Year Ended March 31, 2003        $   428,717    $  209,552           2.20%(20)
Period Ended March 31, 2002(24)      101,257           N/A            N/A

TECHNOLOGY FUND
Year Ended March 31, 2003        $   128,789    $  130,850           2.20%(20)
Year Ended March 31, 2002             57,321           N/A            N/A
Period Ended March 31, 2001(23)            1           N/A            N/A

TELECOMMUNICATIONS FUND
Year Ended March 31, 2003        $     4,377    $    8,365           1.95%(25)
Year Ended March 31, 2002              2,436           857           2.20%
Period Ended March 31, 2001(23)            2             3           2.20%


(1)   1.60% as of June 1, 2000. 1.30% prior to June 1, 2000.
(2)   1.75% as of May 13, 2002. 2.00% prior to May 13, 2002.
(3)   1.30% as of June 1, 2000. 1.25% prior to June 1, 2000.
(4)   1.15% as of August 1, 2002. 0.95% prior to August 1, 2002.
(5)   1.65% as of August 1, 2002. 2.00% prior to August 1, 2002.
(6)   1.40% as of August 1, 2002. 2.00% prior to August 1, 2002.

(7)   2.10% as of August 1, 2002. 2.65% prior to August 1, 2002.
(8)   1.50% as of August 1, 2002. 2.25% prior to August 1, 2002.
(9)   1.70% as of August 1, 2002. 1.95% prior to August 1, 2002.
(10)  1.85% as of August 1, 2002. 2.25% prior to August 1, 2002.
(11)  1.40% as of August 1, 2002. 1.70% prior to August 1, 2002.
(12)  2.30% as of August 1, 2002. 2.60% prior to August 1, 2002.
(13)  2.05% as of August 1, 2002. 2.40% prior to August 1, 2002.
(14)  2.75% as of August 1, 2002. 3.00% prior to August 1, 2002.
(15)  2.05% as of August 1, 2002. 2.50% prior to August 1, 2002.
(16)  2.15% as of August 1, 2002. 3.00% prior to August 1, 2002.
(17)  2.35% as of August 1, 2002. 2.65% prior to August 1, 2002.
(18)  2.15% as of August 1, 2002. 2.70% prior to August 1, 2002.
(19)  2.50% as of August 1, 2002. 2.75% prior to August 1, 2002.
(20)  Effective August 1, 2002.
(21)  2.35% as of June 1, 2000. 2.05% prior to June 1, 2000.
(22)  2.05% as of June 1, 2000. 2.00% prior to June 1, 2000.
(23) For the period December 1, 2000, commencement of operations, through March 31, 2001.
(24) For the period December 17, 2001, commencement of operations, through March 31, 2002.
(25)  1.95% as of August 1, 2002. 2.20% prior to August 1, 2002.

BOARD RENEWAL OF ADVISORY AGREEMENT

In renewing the Advisory Agreement, the board primarily considered, with respect to each Fund, the nature, quality, and extent of the services provided under the Agreement and the overall fairness of the Agreement. The board requested and evaluated information from INVESCO that addressed specific factors designed to assist in the board's consideration of these issues.

With respect to the nature and quality of the services provided, the board reviewed, among other things (1) the overall performance results of the Funds in comparison to relevant indices, (2) a summary for each Fund of the performance of a peer group of investment companies pursuing broadly similar strategies prepared by an independent data service, and (3) the degree of risk undertaken by INVESCO as reflected by a risk/return summary, also prepared by the independent data service. The board considered INVESCO's resources and responsiveness with respect to Funds that have experienced performance difficulties and discussed the efforts being made to improve the performance records of such Funds. The board also considered the advantages to each Fund of having an advisor that is associated with a global investment management organization. In connection with its review of the quality of the execution of the Funds' trades, the board considered INVESCO's use in fund transactions of brokers or dealers that provided research and other services to INVESCO or its affiliates, and the benefits derived from such services to the Funds and to INVESCO. The board also considered the quality of the shareholder and administrative services provided by INVESCO, as well as the firm's positive compliance history.

With respect to the overall fairness of the Agreement, the board primarily considered the fairness of fee arrangements and the profitability and any fall-out benefits to INVESCO and its affiliates from their association with the Funds. The board reviewed information from an independent data service about the rates of compensation paid to investment advisors and overall expense ratios, for funds comparable in size, character, and investment strategy to the Funds. In concluding that the benefits accruing to INVESCO and its affiliates by virtue of their relationships with the Funds were reasonable in comparison with the costs of providing investment advisory services and the benefits accruing to each Fund, the board reviewed specific data as to INVESCO's profit or loss on each Fund, and carefully examined INVESCO's cost allocation methodology. In this connection, the board requested that the Funds' independent auditors review INVESCO's methodology for appropriateness. The board concluded that renewal of the Agreement was in the best interest of the Funds' shareholders. These matters were considered by the directors who are not affiliated with INVESCO (the "Independent Directors") working with experienced 1940 Act counsel that is independent of INVESCO.

ADMINISTRATIVE SERVICES AGREEMENT

INVESCO, either directly or through affiliated companies, provides certain administrative, sub- accounting, and recordkeeping services to the Funds pursuant to an Administrative Services Agreement dated June 1, 2000, as amended February 10, 2003 with the Company.

The Administrative Service Agreement requires INVESCO to provide the following services to the Funds:

     o such sub-accounting and recordkeeping services and functions as are reasonably necessary for the operation of the Funds; and

     o such sub-accounting, recordkeeping, and administrative services and functions, which may be provided by affiliates of INVESCO, as are reasonably necessary for the operation of Fund shareholder accounts maintained by certain retirement plans and employee benefit plans for the benefit of participants in such plans.

As full compensation for services provided under the Administrative Services Agreement, each Fund pays a monthly fee to INVESCO consisting of a base fee of $10,000 per year, plus an additional incremental fee computed daily and paid monthly at an annual rate of 0.045% of the average net assets of each Fund.

TRANSFER AGENCY AGREEMENT

INVESCO also performs transfer agent, dividend disbursing agent, and registrar services for the Funds pursuant to a Transfer Agency Agreement dated June 1, 2000, as amended February 10, 2003 with the Company.

The Transfer Agency Agreement provides that each Fund pays INVESCO an annual fee of $22.50 per shareholder account, or, where applicable, per participant in an omnibus account. This fee is paid monthly at the rate of 1/12 of the annual fee and is based upon the actual number of shareholder accounts and omnibus account participants in each Fund at any time during each month.

FEES PAID TO INVESCO

During the periods outlined in the table below, the Funds paid the following fees to INVESCO (if applicable, prior to the voluntary absorption of certain Fund expenses by INVESCO). The fees are allocated daily to each class based on the relative proportion of net assets represented by such class. To limit expenses, INVESCO has contractually obligated itself to waive fees and bear expenses through March 31, 2004 that would cause the ratio of expenses to average net assets to exceed 2.10% for Class A shares, 2.75% for each of Class B and Class C shares, and 2.20% for Class K shares. INVESCO is entitled to reimbursement by a class of any fees waived pursuant to this arrangement if such reimbursement does not cause the class to exceed the current expense limitations and the reimbursement is made within three years after INVESCO incurred the expense.

                                               Administrative      Transfer
                                   Advisory       Services         Agency
                                   --------       --------         ------

INVESTOR CLASS
--------------
ENERGY FUND
Year Ended March 31, 2003        $ 2,050,307   $  132,659       $  1,351,371
Year Ended March 31, 2002          2,929,700      189,667          1,545,053
Year Ended March 31, 2001          2,879,451      186,653          1,075,177

FINANCIAL SERVICES FUND
Year Ended March 31, 2003        $ 6,122,659   $  426,493       $  3,201,855
Year Ended March 31, 2002          8,297,002      603,780          3,653,571
Year Ended March 31, 2001          8,371,286      609,355          3,592,106

GOLD & PRECIOUS METALS FUND
Year Ended March 31, 2003        $   835,712   $   59,722       $    640,022
Year Ended March 31, 2002            579,576       44,747            591,845
Year Ended March 31, 2001            540,427       42,425            675,307

HEALTH SCIENCES FUND
Year Ended March 31, 2003        $ 7,222,357   $  515,834       $  4,374,452
Year Ended March 31, 2002         10,066,179      748,431          4,995,833
Year Ended March 31, 2001         11,327,342      854,080          4,932,280

                                               Administrative      Transfer
                                   Advisory       Services         Agency
                                   --------       --------         ------

LEISURE FUND
Year Ended March 31, 2003        $ 4,325,688   $  289,940       $  2,455,246
Year Ended March 31, 2002          4,812,282      322,191          2,223,893
Year Ended March 31, 2001          4,052,866      266,399          1,546,588

REAL ESTATE OPPORTUNITY FUND
Year Ended March 31, 2003        $   177,365   $   19,838       $    202,193
Year Ended March 31, 2002            195,437       21,375            184,349
Year Ended March 31, 2001            254,331       24,944            181,945

TECHNOLOGY FUND
Year Ended March 31, 2003        $ 6,450,728   $  493,538       $  7,981,678
Year Ended March 31, 2002         11,221,569      952,220          9,473,575
Year Ended March 31, 2001         19,905,436    1,951,880          7,774,361

TELECOMMUNICATIONS FUND
Year Ended March 31, 2003        $ 2,278,312   $  167,771       $  5,273,178
Year Ended March 31, 2002          6,059,211      479,920          7,169,676
Year Ended March 31, 2001         15,411,959    1,401,796          6,982,923

UTILITIES FUND
Year Ended March 31, 2003        $   655,934   $   49,190       $    547,156
Year Ended March 31, 2002          1,271,828       86,184            663,815
Year Ended March 31, 2001          1,866,797      121,963            643,717

INSTITUTIONAL CLASS
-------------------
TECHNOLOGY FUND
Year Ended March 31, 2003        $ 5,032,432   $  384,676       $  1,921,921
Year Ended March 31, 2002          7,741,523      656,870          1,866,951
Year Ended March 31, 2001         14,662,130    1,439,144          1,436,449

CLASS A
-------

ENERGY FUND
Year Ended March 31, 2003        $    47,926   $    3,111       $     13,598

FINANCIAL SERVICES FUND
Year Ended March 31, 2003        $    20,833   $    1,436       $     10,460

GOLD & PRECIOUS METALS FUND
Year Ended March 31, 2003        $    11,649   $      832       $     10,637

HEALTH SCIENCES FUND
Year Ended March 31, 2003        $     9,687   $      688       $      9,750

                                               Administrative      Transfer
                                   Advisory       Services         Agency
                                   --------       --------         ------

LEISURE FUND
Year Ended March 31, 2003        $   119,744   $    7,971       $     39,891

REAL ESTATE OPPORTUNITY FUND
Year Ended March 31, 2003        $     8,600   $      982       $      2,124

TECHNOLOGY FUND
Year Ended March 31, 2003        $    12,982   $      976       $      7,798

TELECOMMUNICATIONS FUND
Year Ended March 31, 2003        $     5,271   $      390       $      3,544

UTILITIES FUND
Year Ended March 31, 2003        $     2,533   $      192       $      1,045

CLASS B
-------

ENERGY FUND
Year Ended March 31, 2003        $     5,555   $      361       $      2,355

FINANCIAL SERVICES FUND
Year Ended March 31, 2003        $     4,450   $      307       $      2,419

GOLD & PRECIOUS METALS FUND
Year Ended March 31, 2003        $     6,563   $      471       $        898

HEALTH SCIENCES FUND
Year Ended March 31, 2003        $     2,401   $      170       $      1,618

LEISURE FUND
Year Ended March 31, 2003        $    36,036   $    2,397       $     15,848

REAL ESTATE OPPORTUNITY FUND
Year Ended March 31, 2003        $       516   $       59       $        285

TECHNOLOGY FUND
Year Ended March 31, 2003        $     1,084   $       81       $        857

TELECOMMUNICATIONS FUND
Year Ended March 31, 2003        $        73   $        5       $        131

UTILITIES FUND
Year Ended March 31, 2003        $     1,296   $       98       $        294

                                               Administrative      Transfer
                                   Advisory       Services         Agency
                                   --------       --------         ------

CLASS C
-------

ENERGY FUND
Year Ended March 31, 2003        $    75,869   $    4,911       $     51,772
Year Ended March 31, 2002             71,360        4,614             36,128
Year Ended March 31, 2001             28,834        1,873              7,544

FINANCIAL SERVICES FUND
Year Ended March 31, 2003        $    85,164   $    5,932       $     66,317
Year Ended March 31, 2002             89,895        6,538             43,206
Year Ended March 31, 2001             40,178        2,948              8,719

GOLD & PRECIOUS METALS FUND
Year Ended March 31, 2003        $    18,502   $    1,321       $     12,141
Year Ended March 31, 2002              1,690          129              2,548
Year Ended March 31, 2001                 56            4                 65

HEALTH SCIENCES FUND
Year Ended March 31, 2003        $    53,017   $    3,791       $     98,464
Year Ended March 31, 2002             92,387        6,869             68,972
Year Ended March 31, 2001             30,819        2,330             14,710

LEISURE FUND
Year Ended March 31, 2003        $   123,328   $    8,252       $     85,622
Year Ended March 31, 2002             66,957        4,491             37,966
Year Ended March 31, 2001             13,858          913              4,604

REAL ESTATE OPPORTUNITY FUND
Year Ended March 31, 2003        $     6,162   $      680       $      9,500
Year Ended March 31, 2002              7,330          791              6,027
Year Ended March 31, 2001              8,340          816              2,078

TECHNOLOGY FUND
Year Ended March 31, 2003        $    47,458   $    3,639       $    136,791
Year Ended March 31, 2002             82,082        6,955            121,293
Year Ended March 31, 2001             58,968        5,691             34,315

TELECOMMUNICATIONS FUND
Year Ended March 31, 2003        $    21,116   $    1,555       $     99,233
Year Ended March 31, 2002             67,072        5,268             88,258
Year Ended March 31, 2001             52,776        4,761             30,893

                                               Administrative      Transfer
                                   Advisory       Services         Agency
                                   --------       --------         ------

UTILITIES FUND
Year Ended March 31, 2003        $     7,076   $      530       $     12,459
Year Ended March 31, 2002             16,021        1,087             10,315
Year Ended March 31, 2001              8,377          547              2,420

CLASS K
-------

ENERGY FUND
Year Ended March 31, 2003        $     1,034   $       67       $      2,083
Year Ended March 31, 2002                 40            2                274
Period Ended March 31, 20011               3            0                  8

FINANCIAL SERVICES FUND
Year Ended March 31, 2003        $     7,688   $      533       $      5,226
Year Ended March 31, 2002              2,642          191              1,181
Period Ended March 31, 20011               2            0                  8

HEALTH SCIENCES FUND
Year Ended March 31, 2003        $    13,857   $      988       $     15,184
Year Ended March 31, 2002              7,002          519              4,885
Period Ended March 31, 20011               2            0                  7

LEISURE FUND
Year Ended March 31, 2003        $   428,717   $   28,689       $    599,451
Period Ended March 31, 2002(2)       101,257        6,857                 13

TECHNOLOGY FUND
Year Ended March 31, 2003        $   128,789   $    9,805       $    289,239
Year Ended March 31, 2002             57,321        4,797             20,793
Period Ended March 31, 2001(1)             1            0                 13

TELECOMMUNICATIONS FUND
Year Ended March 31, 2003        $     4,377   $      323       $     10,612
Year Ended March 31, 2002              2,436          183              2,901
Period Ended March 31, 2001(1)             2            0                  7

(1) For the period December 1, 2000, commencement of operations, through March 31, 2001.

(2) For the period December 17, 2001, commencement of operations, through March 31, 2002.

DIRECTORS AND OFFICERS OF THE COMPANY

The overall direction and supervision of the Company come from the board of directors. The board of directors is responsible for making sure that the Funds' general investment policies and programs are carried out and that the Funds are properly administered.

The officers of the Company, all of whom are officers and employees of INVESCO, are responsible for the day-to-day administration of the Company and the Funds. The officers of the Company receive no direct compensation from the Company or the Funds for their services as officers. INVESCO has the primary responsibility for making investment decisions on behalf of the Funds. These investment decisions are reviewed by the investment committee of INVESCO.

The tables below provide information about each of the Company's directors and officers. The first table provides information for the Independent Directors, and the second table provides information for the directors who are "interested persons" of the Company as defined in Section 2(a)(19) of the 1940 Act (the "Interested Directors"). For the Interested Directors, information about their principal occupations and other directorships reflects their affiliation with INVESCO and its affiliated companies.

INDEPENDENT DIRECTORS

Name, Address, and Age      Position(s) Held    Principal Occupation(s)         Number of    Other Director-
                            With Company,       During Past Five Years(2)       Funds in     ships Held by
                            Term of Office(1)                                   Fund Com-    Director
                            and Length of                                       plex Over
                            Time Served(2)                                      seen by
                                                                                Director
Bob R. Baker                Vice Chairman of    Consultant (2000-present).      48
(3)(4)(5)(9)(10)(11)(12)    the Board (2003-    Formerly, President and Chief
37 Castle Pines Dr. N.      present)            Executive Officer (1988-2000)
Castle Rock, Colorado                           of AMC Cancer Research
Age:  66                                        Center, Denver, Colorado;
                                                until mid-December 1988,
                                                Vice Chairman of the Board of
                                                First Columbia Financial
                                                Corporation, Englewood,
                                                Colorado; formerly, Chairman
                                                of the Board and Chief
                                                Executive Officer of First
                                                Columbia Financial Corporation.


Name, Address, and Age      Position(s) Held    Principal Occupation(s)         Number of    Other Director-
                            With Company,       During Past Five Years(2)       Funds in     ships Held by
                            Term of Office(1)                                   Fund Com-    Director
                            and Length of                                       plex Over
                            Time Served(2)                                      seen by
                                                                                Director

Sueann Ambron, Ph.D.(5)     Director (since     Dean of the Business School,    48
University of Colorado      2003)               College of Business,
at Denver                                       University of Colorado at
1250 14th Street                                Denver (2000-present).
Denver, Colorado                                Formerly, President and
Age: 58                                         Chief Executive Officer of
                                                Avulet, Inc., Sunnyvale,
                                                California (1998-1999), and
                                                Vice President and General
                                                Manager, Multimedia Services
                                                Division, Motorola, Inc.,
                                                Schaumburg, Illinois (1996-
                                                1998).

Victor L. Andrews, Ph.D.    Director            Professor Emeritus, Chairman    48
(5)(7)(10)(11)                                  Emeritus and Chairman and CFO
34 Seawatch Drive                               of the Roundtable of the
Savannah, Georgia                               Department of Finance of
Age:  73                                        Georgia State University; and
                                                President, Andrews Financial
                                                Associates, Inc. (consulting
                                                firm). Formerly, member of
                                                the faculties of the Harvard
                                                Business School and the Sloan
                                                School of Management of MIT.


Lawrence H. Budner          Director            Trust Consultant. Formerly,     48
(3)(6)(10)(11)                                  Senior Vice President and
7608 Glen Albens Circle                         Senior Trust Officer of
Dallas, Texas                                   InterFirst Bank, Dallas,
Age:  73                                        Texas.



Name, Address, and Age      Position(s) Held    Principal Occupation(s)         Number of    Other Director-
                            With Company,       During Past Five Years(2)       Funds in     ships Held by
                            Term of Office(1)                                   Fund Com-    Director
                            and Length of                                       plex Over
                            Time Served(2)                                      seen by
                                                                                Director

James T. Bunch              Director (since     Co-President and Founder of     48
(4)(5)(6)(8)(9)(12)         2000)               Green, Manning & Bunch Ltd.,
3600 Republic Plaza                             Denver, Colorado
370 Seventeenth Street                          (1988-present); Director and
Denver, Colorado                                Vice President of Western
Age:  60                                        Golf Association and Evans
                                                Scholars Foundation;
                                                Executive Committee, United
                                                States Golf Association.
                                                Formerly, General Counsel and
                                                Director of Boettcher & Co.,
                                                Denver, Colorado; and
                                                formerly, Chairman and
                                                Managing Partner of Davis,
                                                Graham & Stubbs, Denver,
                                                Colorado.

Gerald J. Lewis(3)(7)(8)(9) Director (since     Chairman of Lawsuit Reso-       48           Director of General Chemical
701 "B" Street              2000)               lution Services, San Diego,                  Group, Inc., Hampdon, New
Suite 2100                                      California (1987-present).                   Hampshire (1996-present).
San Diego, California                           Formerly, Associate Justice                  Director of Wheelabrator
Age:  69                                        of the California Court of                   Technologies, Inc., Fisher
                                                Appeals; and Of Counsel,                     Scientific, Inc., Henley
                                                Latham & Watkins, San Diego,                 Manufacturing, Inc., and
                                                California (1987-1997).                      California Coastal
                                                                                             Properties, Inc.


Name, Address, and Age      Position(s) Held    Principal Occupation(s)         Number of    Other Director-
                            With Company,       During Past Five Years(2)       Funds in     ships Held by
                            Term of Office(1)                                   Fund Com-    Director
                            and Length of                                       plex Over
                            Time Served(2)                                      seen by
                                                                                Director

John W. McIntyre            Director            Retired. Trustee of Gables      48
(3)(4)(6)(8)(12)                                Residential Trust; Trustee
7 Piedmont Center Suite 100                     and Chairman of the J.M. Tull
Atlanta, Georgia                                Charitable Foundation;
Age: 72                                         Director of Kaiser Foundation
                                                Health Plans of Georgia, Inc.
                                                Formerly, Vice Chairman of
                                                the Board of Directors of The
                                                Citizens and Southern
                                                Corporation and Chairman of
                                                the Board and Chief Executive
                                                Officer of The Citizens and
                                                Southern Georgia Corp. and
                                                The Citizens and Southern
                                                National Bank; formerly,
                                                Trustee of INVESCO Global
                                                Health Sciences Fund and
                                                Trustee of Employee's
                                                Retirement System of GA,
                                                Emory University.

Larry Soll, Ph.D.           Director (since     Retired. Formerly, Chairman     48           Director of Synergen since
(5)(7)(9)(10)(11)           1997)               of the Board (1987-1994),                    incorporation in 1982;
2358 Sunshine Canyon Drive                      Chief Executive Officer                      Director of Isis
Boulder, Colorado                               (1982-1989 and 1993-1994) and                Pharmaceuticals, Inc.
Age:  61                                        President (1982-1989) of
                                                Synergen Inc.; and formerly,
                                                Trustee of INVESCO Global
                                                Health Sciences Fund.

INTERESTED DIRECTORS AND OFFICERS.

Messrs. Cunningham and Healey are Interested Directors by virtue of the fact that they are officers of INVESCO. Mr. Williamson is an Interested Director by virtue of the fact that he is an officer of AMVESCAP PLC, the parent company of INVESCO.

Name, Address, and Age      Position(s) Held    Principal Occupation(s)         Number of    Other Director-
                            With Company,       During Past Five Years(2)       Funds in     ships Held by
                            Term of Office(1)                                   Fund Com-    Director
                            and Length of                                       plex Over-
                            Time Served(2)                                      seen by
                                                                                Director
Mark H. Williamson(4)       Chairman of the     President and Chief Executive   48
4350 South Monaco Street    Board (since        Officer, AIM Investment
Denver, Colorado            1999). Formerly,    Management and Chief
Age:  52                    President (1998-    Executive Officer of the AIM
                            2002) and Chief     Division of AMVESCAP PLC
                            Executive Officer   (1998-2002). Formerly, Chief
                            (2003-present).     Executive Officer, Managed
                                                Products Division, AMVESCAP
                                                PLC (2001-2002). Formerly,
                                                Chairman of the Board
                                                (1998-2002), President
                                                (1998-2002), and Chief
                                                Executive Officer (1998-2002)
                                                of INVESCO Funds Group, Inc.
                                                and of INVESCO Distributors,
                                                Inc. Formerly, Chief
                                                Operating Officer and
                                                Chairman of the Board of
                                                INVESCO Global Health
                                                Sciences Fund; formerly,
                                                Chairman and Chief Executive
                                                Officer of NationsBanc
                                                Advisors, Inc.; and formerly,
                                                Chairman of NationsBanc
                                                Investments, Inc.


Name, Address, and Age      Position(s) Held    Principal Occupation(s)         Number of    Other Director-
                            With Company,       During Past Five Years(2)       Funds in     ships Held by
                            Term of Office(1)                                   Fund Com-    Director
                            and Length of                                       plex Over-
                            Time Served(2)                                      seen by
                                                                                Director

Raymond R. Cunningham       President           President (2003-present) and    48           Director of INVESCO Funds
(11)(12)                    (2003-present),     Chief Executive Officer                      Group, Inc. and Chairman of
4350 South Monaco Street    Chief Executive     (2003-present) of INVESCO                    the Board of INVESCO
Denver, Colorado            Officer (2003-      Funds Group, Inc.; Chairman                  Distributors, Inc.
Age: 52                     present) and        of the Board (2003-present),
                            Director  (2001-    President (2003-present), and
                            present). Formerly, Chief Executive Officer
                            Vice President      (2003-present) of INVESCO
                            (2001-2002).        Distributors, Inc. Formerly,
                                                Chief Operating Officer
                                                (2002-2003) and Senior Vice
                                                President (1999-2002) of
                                                INVESCO Funds Group, Inc. and
                                                INVESCO Distributors, Inc.;
                                                and formerly, Senior Vice
                                                President of GT Global -
                                                North America (1992-1998).

Richard W. Healey           Director (since     Senior Vice                     40           Director of INVESCO Funds
4350 South Monaco Street    (2000)              President of INVESCO                         Group, Inc. and INVESCO Dis
Denver, Colorado                                Funds Group, Inc.;                           tributors, Inc.
Age:  48                                        Senior Vice
                                                President of INVESCO
                                                Distributors, Inc.
                                                Formerly, Senior
                                                Vice President of GT
                                                Global - North
                                                America (1996-1998)
                                                and The Boston
                                                Company (1993-1996).


Name, Address, and Age      Position(s) Held    Principal Occupation(s)         Number of    Other Director-
                            With Company,       During Past Five Years(2)       Funds in     ships Held by
                            Term of Office(1)                                   Fund Com-    Director
                            and Length of                                       plex Over-
                            Time Served(2)                                      seen by
                                                                                Director

Glen A. Payne               Secretary           Senior Vice President,
4350 South Monaco Street                        General Counsel and Secretary
Denver, Colorado                                of INVESCO Funds Group, Inc.;
Age:  55                                        Senior Vice President,
                                                Secretary and General Counsel
                                                of INVESCO Distributors, Inc.
                                                Formerly, Secretary of
                                                INVESCO Global Health
                                                Sciences Fund; General
                                                Counsel of INVESCO Trust
                                                Company (1989-1998); and
                                                employee of a U.S. regulatory
                                                agency, Washington, D.C.
                                                (1973-1989).

Ronald L. Grooms            Chief Accounting    Senior Vice President and                    Director of INVESCO Funds
4350 South Monaco Street    Officer, Chief      Treasurer of INVESCO Funds                   Group, Inc. and INVESCO
Denver, Colorado            Financial Officer   Group, Inc.; and Senior Vice                 Distributors, Inc.
Age:  56                    and Treasurer       President and Treasurer of
                                                INVESCO Distributors, Inc.
                                                Formerly, Treasurer and
                                                Principal Financial and
                                                Accounting Officer of INVESCO
                                                Global Health Sciences Fund;
                                                and Senior Vice President and
                                                Treasurer of INVESCO Trust
                                                Company (1988-1998).

William J. Galvin, Jr.      Assistant Secretary Senior Vice President and                    Director of INVESCO Funds
4350 South Monaco Street                        Assistant Secretary of                       Group, Inc. and INVESCO
Denver, Colorado                                INVESCO Funds Group, Inc.;                   Distributors, Inc.
Age:  46                                        and Senior Vice President
                                                and Assistant Secretary of
                                                INVESCO Distributors, Inc.
                                                Formerly, Trust Officer of
                                                INVESCO Trust Company
                                                (1995-1998).

Name, Address, and Age      Position(s) Held    Principal Occupation(s)         Number of    Other Director-
                            With Company,       During Past Five Years(2)       Funds in     ships Held by
                            Term of Office(1)                                   Fund Com-    Director
                            and Length of                                       plex Over-
                            Time Served(2)                                      seen by
                                                                                Director

Pamela J. Piro              Assistant Treasurer Vice President and Assistant
4350 South Monaco Street                        Treasurer of INVESCO Funds
Denver, Colorado                                Group, Inc.; and Assistant
Age:  42                                        Treasurer of INVESCO
                                                Distributors, Inc. Formerly,
                                                Assistant Vice President
                                                (1996-1997).

Tane' T. Tyler              Assistant Secretary Vice President and Assistant
4350 South Monaco Street    (since 2002)        General Counsel of INVESCO
Denver, Colorado                                Funds Group, Inc.
Age: 37

(1) Each director shall hold office until his or her successor shall have been duly chosen and qualified, or until he or she shall have resigned or shall have been removed in the manner provided by law. Each officer shall hold office until the first meeting of the board of directors after the annual meeting of the shareholders next following his or her election or, if no such annual meeting of the shareholders is held, until the annual meeting of the board of directors in the year following his or her election, and, until his or her successor is chosen and qualified or until he or she shall have resigned or died, or until he or she shall have been removed as provided in the Company's bylaws. The board of directors has adopted a retirement policy providing for mandatory retirement of a Fund director at the end of the calendar quarter in which the director becomes 75, with a director being afforded the opportunity to retire voluntarily upon reaching age 72 or at any time between ages 72 and 75.

(2) Except as otherwise indicated, each individual has held the position(s) shown for at least the last five years.

(3)  Member of the audit committee of the Company.

(4) Member of the executive committee of the Company. On occasion, the executive committee acts upon the current and ordinary business of the Company between meetings of the board of directors. Except for certain powers which, under applicable law, may only be exercised by the full board of directors, the executive committee may exercise all powers and authority of the board of directors in the management of the business of the Company. All decisions are subsequently submitted for ratification by the board of directors.

(5)  Member of the investments and management liaison committee of the Company.

(6)  Member of the brokerage committee of the Company.

(7)  Member of the derivatives committee of the Company.

(8)  Member of the legal committee of the Company.

(9)  Member of the nominating committee of the Company.

(10) Member of the compensation committee of the Company.

(11) Member of the retirement plan committee of the Company.

(12) Member of the valuation committee of the Company.

BOARD OF DIRECTORS STANDING COMMITTEES

The board of directors has an audit committee comprised of four directors who are Independent Directors. The committee meets quarterly with the Company's independent accountants and officers to review accounting principles used by the Company, the adequacy of internal controls, the responsibilities and fees of the independent accountants, and other matters. This committee held 4 meetings during the fiscal year ended March 31, 2003.

The Company has an investments and management liaison committee which meets quarterly with various management personnel of INVESCO in order to facilitate better understanding of management and operations of the Company, and to review legal and operational matters which have been assigned to the committee by the board of directors, in furtherance of the board of directors' overall duty of supervision. This committee held 4 meetings during the fiscal year ended March 31, 2003.

The Company has a brokerage committee. The committee meets periodically to review soft dollar and other brokerage transactions by the Funds and to review policies and procedures of INVESCO with respect to brokerage transactions. It reports on these matters to the Company's board of directors. This committee held 4 meetings during the fiscal year ended March 31, 2003.

The Company has a derivatives committee. The committee meets quarterly to review derivatives investments made by the Funds. It monitors the use of derivatives by the Funds and the procedures utilized by INVESCO to ensure that the use of such instruments follows the policies adopted by the Company's board of directors. The committee reports on these matters to the Company's board of directors. It held 4 meetings during the fiscal year ended March 31, 2003.

The Company has a valuation committee, a legal committee, a compensation committee, and a retirement plan committee. These committees meet when necessary to review valuation, legal, compensation, and retirement plan matters of importance to the Company. During the fiscal year ended March 31, 2003, the legal committee met 3 times, the compensation committee met 2 times, and the valuation and retirement plan committees did not meet.

The Company has a nominating committee. The committee meets periodically to review and nominate candidates for positions as independent directors to fill vacancies on the board of directors. The nominating committee will consider nominees recommended by shareholders. If a shareholder desires to nominate a candidate, he or she must submit a request in writing to the Chairman of the nominating committee. All requests should be sent to The President, INVESCO Funds Group, Inc., 4350 South Monaco Street, Denver, CO 80237. During the fiscal year ended March 31, 2003, the nominating committee met 4 times.

The following table provides information regarding the dollar range of equity securities beneficially owned by each director in each Fund and in the investment companies in the INVESCO Funds that are overseen by the director, as a whole, as of December 31, 2002:

----------------------------------------------------------------------------------------------------------
Director                   Dollar Range of Equity Securities                        Aggregate Dollar
                           Owned in Each Fund(1)                                    Range of Equity
                                                                                    Securities in All
                                                                                    Registered Investment
                                                                                    Companies Overseen by
                                                                                    the director in the
                                                                                    INVESCO Funds(1)
----------------------------------------------------------------------------------------------------------
INDEPENDENT
DIRECTORS
----------------------------------------------------------------------------------------------------------
Bob R. Baker               INVESCO Energy Fund                   $1-$10,000         $10,001-$50,000
                           INVESCO Financial Services Fund       $1-$10,000
                           INVESCO Gold & Precious Metals Fund   $1-$10,000
                           INVESCO Health Sciences Fund          $1-$10,000
                           INVESCO Leisure Fund                  $1-$10,000
                           INVESCO Real Estate Opportunity Fund  $1-$10,000
                           INVESCO Technology Fund               $1-$10,000
                           INVESCO Telecommunications Fund       $1-$10,000
                           INVESCO Utilities Fund                $1-$10,000
----------------------------------------------------------------------------------------------------------
Sueann Ambron              INVESCO Energy Fund                                      $0
                           INVESCO Financial Services Fund
                           INVESCO Gold & Precious Metals Fund
                           INVESCO Health Sciences Fund
                           INVESCO Leisure Fund
                           INVESCO Real Estate Opportunity Fund
                           INVESCO Technology Fund
                           INVESCO Telecommunications Fund
                           INVESCO Utilities Fund
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
Director                   Dollar Range of Equity Securities                        Aggregate Dollar
                           Owned in Each Fund(1)                                    Range of Equity
                                                                                    Securities in All
                                                                                    Registered Investment
                                                                                    Companies Overseen by
                                                                                    the director in the
                                                                                    INVESCO Funds(1)
-----------------------------------------------------------------------------------------------------------
Victor L. Andrews          INVESCO Energy Fund                   $1-$10,000         $50,001-$100,000
                           INVESCO Financial Services Fund       $1-$10,000
                           INVESCO Gold & Precious Metals Fund   $1-$10,000
                           INVESCO Health Sciences Fund          $1-$10,000
                           INVESCO Leisure Fund                  $50,001-$100,000
                           INVESCO Real Estate Opportunity Fund  $1-$10,000
                           INVESCO Technology Fund               $1-$10,000
                           INVESCO Telecommunications Fund       $1-$10,000
                           INVESCO Utilities Fund                $1-$10,000
----------------------------------------------------------------------------------------------------------
Lawrence H. Budner         INVESCO Energy Fund                   $1-$10,000         Over $100,000
                           INVESCO Financial Services Fund       $1-$10,000
                           INVESCO Gold & Precious Metals Fund   $1-$10,000
                           INVESCO Health Sciences Fund          $10,001-$50,000
                           INVESCO Leisure Fund                  $10,001-$50,000
                           INVESCO Real Estate Opportunity Fund  $1-$10,000
                           INVESCO Technology Fund               $1-$10,000
                           INVESCO Telecommunications Fund       $1-$10,000
                           INVESCO Utilities Fund                $1-$10,000
----------------------------------------------------------------------------------------------------------
James T. Bunch             INVESCO Energy Fund                   $1-$10,000         $50,001-$100,000
                           INVESCO Financial Services Fund       $1-$10,000
                           INVESCO Gold & Precious Metals Fund   $1-$10,000
                           INVESCO Health Sciences Fund          $1-$10,000
                           INVESCO Leisure Fund                  $1-$10,000
                           INVESCO Real Estate Opportunity Fund  $1-$10,000
                           INVESCO Technology Fund               $1-$10,000
                           INVESCO Telecommunications Fund       $1-$10,000
                           INVESCO Utilities Fund                $1-$10,000
----------------------------------------------------------------------------------------------------------
Gerald J. Lewis            INVESCO Energy Fund                   $1-$10,000         $50,001-$100,000
                           INVESCO Financial Services Fund       $1-$10,000
                           INVESCO Gold & Precious Metals Fund   $1-$10,000
                           INVESCO Health Sciences Fund          $1-$10,000
                           INVESCO Leisure Fund                  $1-$10,000
                           INVESCO Real Estate Opportunity Fund  $1-$10,000
                           INVESCO Technology Fund               $1-$10,000
                           INVESCO Telecommunications Fund       $1-$10,000
                           INVESCO Utilities Fund                $1-$10,000
----------------------------------------------------------------------------------------------------------
John W. McIntyre           INVESCO Energy Fund                   $1-$10,000         Over $100,000
                           INVESCO Financial Services Fund       $1-$10,000
                           INVESCO Gold & Precious Metals Fund   $1-$10,000
                           INVESCO Health Sciences Fund          $1-$10,000
                           INVESCO Leisure Fund                  $50,001-$100,000
                           INVESCO Real Estate Opportunity Fund  $1-$10,000
                           INVESCO Technology Fund               $10,001-$50,000
                           INVESCO Telecommunications Fund       $1-$10,000
                           INVESCO Utilities Fund                $1-$10,000
----------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------
Director                   Dollar Range of Equity Securities                        Aggregate Dollar
                           Owned in Each Fund(1)                                    Range of Equity
                                                                                    Securities in All
                                                                                    Registered Investment
                                                                                    Companies Overseen by
                                                                                    the director in the
                                                                                    INVESCO Funds(1)
----------------------------------------------------------------------------------------------------------
Larry Soll                 INVESCO Energy Fund                   $50,001-$100,000   Over $100,000
                           INVESCO Financial Services Fund       $10,001-$50,000
                           INVESCO Gold & Precious Metals Fund   $10,001-$50,000
                           INVESCO Health Sciences Fund          $10,001-$50,000
                           INVESCO Leisure Fund                  $10,001-$50,000
                           INVESCO Real Estate Opportunity Fund  $1-$10,000
                           INVESCO Technology Fund               $10,001-$50,000
                           INVESCO Telecommunications Fund       $1-$10,000
                           INVESCO Utilities Fund                $1-$10,000
----------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS
----------------------------------------------------------------------------------------------------------
Mark H. Williamson         INVESCO Energy Fund                   Over $100,000      Over $100,000
                           INVESCO Financial Services Fund       $50,001-$100,000
                           INVESCO Gold & Precious Metals Fund   None
                           INVESCO Health Sciences Fund          $10,001-$50,000
                           INVESCO Leisure Fund                  $10,001-$50,000
                           INVESCO Real Estate Opportunity Fund  None
                           INVESCO Technology Fund               $10,001-$50,000
                           INVESCO Telecommunications Fund       $10,001-$50,000
                           INVESCO Utilities Fund                None
----------------------------------------------------------------------------------------------------------
Raymond R. Cunningham      INVESCO Energy Fund                   None               Over $100,000
                           INVESCO Financial Services Fund       None
                           INVESCO Gold & Precious Metals Fund   None
                           INVESCO Health Sciences Fund          $50,001-$100,000
                           INVESCO Leisure Fund                  $10,001-$50,000
                           INVESCO Real Estate Opportunity Fund  None
                           INVESCO Technology Fund               $10,001-$50,000
                           INVESCO Telecommunications Fund       $10,001-$50,000
                           INVESCO Utilities Fund                None
----------------------------------------------------------------------------------------------------------
Richard Healey             INVESCO Energy Fund                   Over $100,000      Over $100,000
                           INVESCO Financial Services Fund       $1-$10,000
                           INVESCO Gold & Precious Metals Fund   None
                           INVESCO Health Sciences Fund          $1-$10,000
                           INVESCO Leisure Fund                  $10,001-$50,000
                           INVESCO Real Estate Opportunity Fund  None
                           INVESCO Technology Fund               $1-$10,000
                           INVESCO Telecommunications Fund       $1-$10,000
                           INVESCO Utilities Fund                None
----------------------------------------------------------------------------------------------------------

(1)  All valuations of Fund shares are as of December 31, 2002.

The following table shows the compensation paid by the Company to its Independent Directors for services rendered in their capacities as directors of the Company; the benefits accrued as Company expenses with respect to the Retirement Plan discussed below; and the estimated annual benefits to be received by these directors upon retirement as a result of their service to the Company, all for the fiscal year ended March 31, 2003.

In addition, the table sets forth the total compensation paid by all of the INVESCO Funds to these directors for services rendered in their capacities as directors during the year ended December 31, 2002. As of December 31, 2002, there were 48 INVESCO Funds.

--------------------------------------------------------------------------------------------------
Name of Person     Aggregate Compen-   Benefits Accrued     Estimated Annual   Total Compensa-
and Position       sation From         As Part of Company   Benefits Upon      tion From INVESCO
                   Company(1)          Expenses(2)          Retirement(3)      Funds Paid To
                                                                               Directors(7)
--------------------------------------------------------------------------------------------------
Bob R. Baker, Vice      $34,423                      $0              $9,323            $138,000
Chairman of the
Board
--------------------------------------------------------------------------------------------------

Sueann Ambron(4)         $6,393                      $0                  $0                  $0
--------------------------------------------------------------------------------------------------

Victor L. Andrews       $30,503                      $0              $9,323            $127,500
--------------------------------------------------------------------------------------------------

Lawrence H. Budner      $29,697                  $7,837              $9,323            $121,500
--------------------------------------------------------------------------------------------------

James T. Bunch          $31,203                      $0                  $0            $124,625
--------------------------------------------------------------------------------------------------

Fred A. Deering(5)      $35,698                      $0             $10,146            $140,500
--------------------------------------------------------------------------------------------------

Wendy L. Gramm(5)            $0                      $0                  $0             $74,875
--------------------------------------------------------------------------------------------------

Gerald J. Lewis         $28,870                      $0                  $0            $116,500
--------------------------------------------------------------------------------------------------

John W. McIntyre        $31,388                  $7,837              $9,323            $124,000
--------------------------------------------------------------------------------------------------

Larry Soll              $31,522                      $0                  $0            $126,000
--------------------------------------------------------------------------------------------------

Total                  $259,697                 $15,674             $47,438          $1,093,500
--------------------------------------------------------------------------------------------------

% of Net Assets      0.0055%(6)              0.0003%(6)                              0.0060%(7)
--------------------------------------------------------------------------------------------------

(1) The vice chairman of the board, the chairs of certain of the Funds' committees who are Independent Directors, and the members of the Funds' committees who are Independent Directors each receive compensation for serving in such capacities in addition to the compensation paid to all Independent Directors.

(2) Represents estimated benefits accrued with respect to the Retirement Plan and Deferred Retirement Plan Account Agreement discussed below, and not compensation deferred at the election of the directors.

(3) These amounts represent the Company's share of the estimated annual benefits payable by the INVESCO Funds upon the directors' retirement, calculated using the current method of allocating director compensation among the INVESCO Funds. These estimated benefits assume retirement at age 72. With the exception of Dr. Ambron and Messrs. Bunch and Lewis, each of these directors has served as a director of one or more of the funds in the INVESCO Funds for the minimum five-year period required to be eligible to participate in the Retirement Plan.

(4) Dr. Ambron commenced her service as a director of the Company on January 1, 2003.

(5) Dr. Gramm resigned as a director of the Company on February 7, 2002. Mr. Deering retired as a director of the Company on March 31, 2003.

(6) Total as a percentage of the Company's net assets as of March 31, 2003.

(7) Total compensation as a percentage of the net assets of the INVESCO Funds as of December 31, 2002.

Messrs. Cunningham, Healey and Williamson, as Interested Directors of the Company and the other INVESCO Funds, receive compensation as officers or employees of INVESCO or its affiliated companies, and do not receive any director's fees or other compensation from the Company or the other funds in the INVESCO Funds for their service as directors.

PARTICIPATION IN CERTAIN PLANS AND AGREEMENTS

The boards of directors of the INVESCO Funds have adopted a Retirement Plan (the "Plan") and a Deferred Retirement Plan Account Agreement (the "Agreement"). Certain of the Independent Directors of the Company participate either in the Plan or in the Agreement. Under the Plan and the Agreement, each participating director who is not an interested person of the Funds (as defined in Section 2(a)(19) of the 1940 Act) and who has served for at least five years (a "Participating Qualified Director") is entitled to receive a benefit upon retirement.

THE PLAN

Commencing with attainment of age 72 by a Participating Qualified Director who has elected to participate in the Plan and who voluntarily retires prior to reaching age 72, and commencing with the date of retirement of a Participating Qualified Director who retires upon reaching age 72 or at any time subsequent to age 72 up to the mandatory retirement age of 75, a Participating Qualified Director shall receive quarterly payments at an annual rate of $34,000 (the "Annual Benefit"). Directors who became Participating Qualified Directors on or before January 1, 2001 who retire upon reaching age 72 (or at age 73 or 74, if the Director extends his retirement date for one to two years, but less than three years) are entitled to payment for one year of twice the Annual Benefit.

Payment of the Annual Benefit will continue for the remainder of the Participating Qualified Director's life or ten years, whichever is longer. If a Participating Qualified Director becomes disabled before the date upon which his or her Annual Benefit payments would normally commence, such benefit payments will begin. If a Participating Qualified Director dies prior to the receipt of the Annual Benefit for ten years, the Annual Benefit will be paid to his/her beneficiary or estate until an aggregate of ten years of payments has been received. A Participating Qualified Director who has elected to participate in the Plan receives no benefits from the Agreement. The Plan is administered by a committee of four directors, including at least one director who is not a Plan participant. The cost of the Plan will be allocated among the INVESCO Funds in a manner determined to be fair and equitable by the committee. The Company began making payments under an earlier Plan to former director Daniel D. Chabris as of October 1, 1998 and to former director Kenneth T. King as of January 1, 2000. Messrs. Chabris and King are entitled to receive quarterly payments at an annual rate equal to 50% of the annual retainer fees and annual board meeting fees which are paid to an active Fund director. Annual payments made to Messrs. Chabris and King exceed $34,000 per year.

THE AGREEMENT

A Participating Qualified Director who has elected to participate in the Agreement receives no benefits from the Plan. Pursuant to the terms of the Agreement, a deferred retirement account is established for a Qualified Participating Director (the "Account"). The dollar amount credited to the Account is in an amount which, based upon an assumed account appreciation rate of 6.25% per annum, will provide the Participating Qualified Director with an account value of $340,000 upon reaching age 72. Once the initial dollar amount of the Account is established, Account proceeds are invested in shares of one or more of the INVESCO Funds. The value of the Account fluctuates with the appreciation or depreciation in the shares of the Funds owned by the Account and Account shares are increased by the amount of any dividends and capital gains distributions paid with respect to the shares. Upon retirement, a Participating Qualified Director is entitled to receive the value in the Account either in a lump sum payment or in payments over a stipulated number of months. The Account value continues to fluctuate as long as monthly payments are made. If a Participating Qualified Director becomes disabled or dies prior to his or her retirement and if, at the time of disability or death, the value of a Participating Qualified Director's Account is less than $340,000, the Director or the Director's beneficiary or estate will not be paid the value in the Account but will receive $34,000 per annum for ten years. If, at the time of the Participating Qualified Director's death or disability prior to retirement, the value in the director's Account is $340,000 or more, the Participating Qualified Director or his or her estate or beneficiary will receive the value in the Account either in a lump sum or in quarterly installments. The cost of providing the initial dollar amount to be allocated to a Participating Qualified Director's Account and the cost of payment of any death or disability benefit that aggregates more than the Account value will be allocated among the INVESCO Funds in a manner determined to be fair and equitable by a committee appointed to administer the Agreement. The committee is composed of three interested Directors and one Independent Director of the Funds.

The Company has no stock options, pension, or retirement plans for affiliated directors of the INVESCO Funds or for management or other personnel, and pays no salary or compensation to any of its officers.

DEFERRED COMPENSATION PLAN

The Independent Directors have contributed to a deferred compensation plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. Certain of the deferred amounts have been invested in the shares of all INVESCO Funds except Funds offered by INVESCO Variable Investment Funds, Inc., in which the directors are legally precluded from investing. Each Independent Director may, therefore, be deemed to have an indirect interest in shares of each such INVESCO Fund, in addition to any INVESCO Fund shares the Independent Director may own either directly or beneficially. Each of the Independent Directors has agreed to invest a minimum of $100,000 of his or her own resources in shares of the INVESCO Funds. Compensation contributed to a deferred compensation plan may constitute all or a portion of this $100,000 commitment.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of June 30, 2003, the following persons owned more than 5% of the outstanding shares of the Funds indicated below. This level of share ownership is considered to be a "principal shareholder" relationship with a Fund under the 1940 Act. Shares that are owned "of record" are held in the name of the person indicated. Shares that are owned "beneficially" are held in another name, but the owner has the full economic benefit of ownership of those shares:

INVESTOR CLASS
--------------

ENERGY FUND

-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
Charles Schwab & Co. Inc. Special Custody Acct.    Beneficial                     30.43%
for the Exclusive Benefit of Customers
Attn:  Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4122
-----------------------------------------------------------------------------------------------
National Financial Services Corp.                  Beneficial                      7.76%
The Exclusive Benefit of Customers
One World Financial Center
Attn:  Kate - Recon.
200 Liberty Street, 5th Floor
New York, NY 10281-5500
-----------------------------------------------------------------------------------------------


FINANCIAL SERVICES FUND

-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
Charles Schwab & Co                                Beneficial                     33.40%
Special Custody Acct For The Exclusive
Benefit of Customers
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
-----------------------------------------------------------------------------------------------
National Financial Services Corp.                  Beneficial                      5.88%
The Exclusive Benefit of Customers
One World Financial Center
Attn:  Kate - Recon.
200 Liberty Street, 5th Floor
New York, NY 10281-5500
-----------------------------------------------------------------------------------------------

GOLD & PRECIOUS METALS FUND

-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
Charles Schwab & Co                                Beneficial                     21.90%
Special Custody Acct For The Exclusive
Benefit of Customers
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
-----------------------------------------------------------------------------------------------

HEALTH SCIENCES FUND

-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
Charles Schwab & Co Inc.                           Beneficial                     23.54%
Special Custody Acct For The Exclusive
Benefit of Customers
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
-----------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
National Financial Services Corp.                  Beneficial                      5.47%
The Exclusive Benefit of Customers
One World Financial Center
Attn:  Kate - Recon.
200 Liberty Street, 5th Floor
New York, NY 10281-5500
-----------------------------------------------------------------------------------------------

LEISURE FUND

-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
Charles Schwab & Co Inc                            Beneficial                     27.43%
Special Custody Acct For The Exclusive
Benefit of Customers
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
-----------------------------------------------------------------------------------------------
National Financial Services Corp.                  Beneficial                      5.34%
The Exclusive Benefit of Customers
One World Financial Center
Attn:  Kate - Recon.
200 Liberty Street, 5th Floor
New York, NY 10281-5500
-----------------------------------------------------------------------------------------------

REAL ESTATE OPPORTUNITY FUND

-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
Charles Schwab & Co Inc                            Beneficial                     13.67%
Special Custody Acct For The Exclusive
Benefit of Customers
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
-----------------------------------------------------------------------------------------------


TECHNOLOGY FUND

-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
Charles Schwab & Co                                Beneficial                     25.33%
Special Custody Acct For The Exclusive
Benefit of Customers
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
-----------------------------------------------------------------------------------------------

TELECOMMUNICATIONS FUND

-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
Charles Schwab & Co Inc.                           Beneficial                     24.20%
Special Custody Acct For The Exclusive
Benefit of Customers
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
-----------------------------------------------------------------------------------------------
National Financial Services Corp.                  Beneficial                      8.23%
The Exclusive Benefit of Customers
One World Financial Center
Attn:  Kate - Recon.
200 Liberty Street, 5th Floor
New York, NY 10281-5500
-----------------------------------------------------------------------------------------------

UTILITIES FUND

-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
Charles Schwab & Co                                Beneficial                     34.62%
Special Custody Acct For The Exclusive
Benefit of Customers
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
-----------------------------------------------------------------------------------------------


INSTITUTIONAL CLASS
-------------------

TECHNOLOGY FUND

-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
State Street Global ADV TR                         Beneficial                     99.99%
Boeing Company Master Trust
105 Rosemond Avenue Wesin
Westwood, MA 02090-2318
-----------------------------------------------------------------------------------------------

CLASS A
-------

ENERGY FUND

-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
Prudential Securities, Inc.                        Beneficial                      7.48%
Acct 910-404559-000
Attn: Mutual Funds
1 New York Plaza
New York, NY 10004-1901
-----------------------------------------------------------------------------------------------
Charles Schwab & Co, Inc.                          Beneficial                     30.81%
Special Custody Acct For The Exclusive
Benefit of Customers
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
-----------------------------------------------------------------------------------------------
UBS Financial Services, Inc.                       Beneficial                     13.34%
Alan D. Moore
C/O Red Oak Capital
15303 Dallas Pkwy
Suite 350, LB-45
Addison, TX 750001-4677
-----------------------------------------------------------------------------------------------


FINANCIAL SERVICES FUND

-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
Charles Schwab & Co, Inc.                          Beneficial                     46.77%
Special Custody Acct For The Exclusive
Benefit of Customers
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
-----------------------------------------------------------------------------------------------
Merrill Lynch                                      Beneficial                     10.12%
Security #97MN6
4800 Deer Lake Drive East
Jacksonville, FL 32246-6486
-----------------------------------------------------------------------------------------------

GOLD & PRECIOUS METALS FUND

-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
Mid Atlantic Capital Corp Cust                     Beneficial                      6.71%
Nutramax Laboratories Inc. Yolk PSP
2208 Lakeside Blvd
Edgewood, MD 21040-1102
-----------------------------------------------------------------------------------------------

HEALTH SCIENCES FUND

-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
Charles Schwab & Co, Inc.                          Beneficial                     37.85%
Special Custody Acct For The Exclusive
Benefit of Customers
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
-----------------------------------------------------------------------------------------------
Prudential Securities, Inc.                        Beneficial                      6.63%
Acct 910-4U4559-000
Attn: Mutual Funds
1 New York Plaza
New York, NY 10004-1901
-----------------------------------------------------------------------------------------------


LEISURE FUND

-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
Charles Schwab & Co, Inc.                          Beneficial                     35.41%
Special Custody Acct For The Exclusive
Benefit of Customers
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
-----------------------------------------------------------------------------------------------

REAL ESTATE OPPORTUNITY FUND

-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
FTC & Co.                                          Beneficial                     68.19%
Account #00022
P.O. Box 173736 Denver, CO 80217-3736
-----------------------------------------------------------------------------------------------
Charles Schwab & Co, Inc.                          Beneficial                      7.98%
Special Custody Acct For The Exclusive
Benefit of Customers
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
-----------------------------------------------------------------------------------------------

TECHNOLOGY FUND

-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
Charles Schwab & Co, Inc.                          Beneficial                     12.32%
Special Custody Acct For The Exclusive
Benefit of Customers
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
-----------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
FTC & Co., Account #00022                          Beneficial                     48.92%
Datalynx
P.O. Box 173736 Denver, CO 80217-3736
-----------------------------------------------------------------------------------------------
FTC & Co.                                          Beneficial                      9.75%
Attn: Datalynx #00319
P.O. Box 173736 Denver, CO 80217-3736
-----------------------------------------------------------------------------------------------

TELECOMMUNICATIONS FUND

-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
Charles Schwab & Co, Inc.                          Beneficial                     26.90%
Special Custody Acct For The Exclusive
Benefit of Customers
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
-----------------------------------------------------------------------------------------------
Prudential Securities, Inc.                        Beneficial                     35.95%
Acct. 910-4U4559-000
Attn: Mutual Funds
1 New York Plaza
New York, NY 10004-1901
-----------------------------------------------------------------------------------------------

UTILITIES FUND

-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
UBS Financial Services, Inc.                       Beneficial                      6.40%
Dorothy S. Depp
700 Ocean Ave, Apt 314
Spring Lake, NJ 07762-1272
-----------------------------------------------------------------------------------------------
Charles Schwab & Co, Inc.                          Beneficial                     12.22%
Special Custody Acct For The Exclusive
Benefit of Customers
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
-----------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
Prudential Securities, Inc.                        Beneficial                     52.26%
Acct 910-4U4559-000
Attn: Mutual Funds
1 New York Plaza
New York, NY 10004-1901
-----------------------------------------------------------------------------------------------
Pershing LLC                                       Beneficial                      5.75%
P.O. Box 2052
Jersey City, NJ 07303-2052
-----------------------------------------------------------------------------------------------

CLASS B
-------

ENERGY FUND

-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
AMVESCAP NATL TC CUST IRA R/O                      Beneficial                      6.45%
Jeffrey D. Barrow
17569 Plum Creek Trl
Chagrin Falls, OH 44023-5605
-----------------------------------------------------------------------------------------------

FINANCIAL SERVICES FUND

-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
None
-----------------------------------------------------------------------------------------------

GOLD & PRECIOUS METALS FUND

-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
Pershing LLC                                       Beneficial                      8.52%
P.O. Box 2052
Jersey City, NJ 07303-2052
-----------------------------------------------------------------------------------------------


HEALTH SCIENCES FUND

-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
Dean Witter For The Benefit of                     Beneficial                      5.11%
Robert G. Leggett
PO Box 250
New York, NY 10008-0250
-----------------------------------------------------------------------------------------------
Merrill Lynch                                      Beneficial                      6.78%
Security #97MN6
4800 Deer Lake Drive East
Jacksonville, FL 32246-6486
-----------------------------------------------------------------------------------------------
American Enterprise Investment Svcs                Beneficial                      6.11%
FBO 224368931
PO Box 9446
Minneapolis, MN 55440-9446
-----------------------------------------------------------------------------------------------

LEISURE FUND

-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
None
-----------------------------------------------------------------------------------------------

REAL ESTATE OPPORTUNITY FUND

-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
American Enterprise Investment Svcs                Beneficial                      9.41%
FBO 215222551
PO Box 9446
Minneapolis, MN 55440-9446
-----------------------------------------------------------------------------------------------
First Clearing Corporation                         Beneficial                      6.19%
A/C 5740-9809
Michael J. McGlynn IRA
1 Woodstream Ct
New Hartford, NY 13413-2712
-----------------------------------------------------------------------------------------------
American Enterprise Investment Shrs                Beneficial                     13.46%
FBO 217843921
P.O. Box 9446
Minneapolis, MN 55440-9446
-----------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
Valgeen M. Smeltzer Trustee                        Beneficial                     31.66%
Valgean M. Smeltzer Trust
3227 Caughey Rd
Erie, PA 16506-2739
-----------------------------------------------------------------------------------------------

TECHNOLOGY FUND

-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
FISERV Securities Inc.                             Beneficial                      7.85%
FAO 10594500
One Commerce Square
2005 Market St., Suite 1200
Philadelphia, PA 19103-7008
-----------------------------------------------------------------------------------------------
FISERV Securities Inc.                             Beneficial                      6.34%
FAO 10335088
One Commerce Square
2005 Market St., Suite 1200
Philadelphia, PA 19103-7008
-----------------------------------------------------------------------------------------------

TELECOMMUNICATIONS FUND

-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
American Enterprise Investment Svcs                Beneficial                     17.23%
FBO 146005061
PO Box 9446
Minneapolis, MN 55440-9446
-----------------------------------------------------------------------------------------------
National Investor Services FBO                     Beneficial                      6.09%
434-04898-24
55 Water Street, 32nd Floor
New York, NY 10041-0028
-----------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
NFSC FEBO #OKS-809233                              Beneficial                     17.59%
NFS/FMTC SEP IRA
FBO Norm Detrick
3820 Roberts RD6
Akron, OH 44333-1177
-----------------------------------------------------------------------------------------------
NFSC FEBO #STL-534951                              Beneficial                     48.68%
NFS/FMTC Rollover IRA
FBO Michael W. Mulcahy
19322 Araglin Ct
Strongsville, OH 44149-0958
-----------------------------------------------------------------------------------------------

UTILITIES FUND

-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
UBS Financial Services, Inc.                       Beneficial                     11.18%
Eileen Gehring
15 Macopin Ct
Livingston, NJ 07039-2948
-----------------------------------------------------------------------------------------------
UBS Financial Services, Inc.                       Beneficial                     10.69%
Theresa Hampl
136 Randolph Ave
Dumont, NJ 07628-2948
-----------------------------------------------------------------------------------------------
UBS Financial Services, Inc.                       Beneficial                      8.54%
Robert T. Harmon & Nancy Harmon JTWROS
14 Schindler Ct
Chatham, NJ 07928-1938
-----------------------------------------------------------------------------------------------
UBS Financial Services, Inc.                       Beneficial                      7.99%
UBS Painewebber CDN FBO
Federick P. Schmitt
PO Box 3321
Weehawken, NJ 07086-8154
-----------------------------------------------------------------------------------------------
First Clearing Corporation                         Beneficial                     42.08%
A/C 4054-9678
Edward J. Harper II IRA
FCC Cust
P.O. Box 527
Greenville, NC 27835-0527
-----------------------------------------------------------------------------------------------


CLASS C
-------

ENERGY FUND

-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
None
-----------------------------------------------------------------------------------------------

FINANCIAL SERVICES FUND

-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
Merrill Lynch                                      Beneficial                      9.56%
Security #97MN6
4800 Deer Lake Drive East
Jacksonville, FL 32246-6486
-----------------------------------------------------------------------------------------------

GOLD & PRECIOUS METALS FUND

-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
Merrill Lynch                                      Beneficial                     14.78%
Security #97MN6
4800 Deer Lake Drive East
Jacksonville, FL 32246-6486
-----------------------------------------------------------------------------------------------
William Heller                                     Record                          5.84%
418 S Westgate Ave
Los Angeles, CA 90049-4210
-----------------------------------------------------------------------------------------------

HEALTH SCIENCES FUND

-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
None
-----------------------------------------------------------------------------------------------


LEISURE FUND

-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
Merrill Lynch                                      Beneficial                      6.73%
Security #97MN6
4800 Deer Lake Drive East
Jacksonville, FL 32246-6486
-----------------------------------------------------------------------------------------------

REAL ESTATE OPPORTUNITY FUND

-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
Carroll M. Bahnsen, Trustee                        Record                          6.08%
Carroll M. Bahnsen Trust
210 Geitner Avenue
Newton, NC 28658-9647
-----------------------------------------------------------------------------------------------
Paramount Securities, Ltd.                         Beneficial                     10.37%
4 State Rd #PMB-506
Media, PA
-----------------------------------------------------------------------------------------------

TECHNOLOGY FUND

-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
None
-----------------------------------------------------------------------------------------------

TELECOMMUNICATIONS FUND

-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
None
-----------------------------------------------------------------------------------------------

UTILITIES FUND

-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
None
-----------------------------------------------------------------------------------------------


CLASS K
-------

ENERGY FUND

-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
Circle Trust Co. Cust.                             Beneficial                     12.95%
GoldK Omnibus Account
Metro Center
1 Station Pl.
Stamford, CT 06902-6800
-----------------------------------------------------------------------------------------------
Circle Trust Co. Cust.                             Beneficial                     22.21%
Lynch Anselmo Ott Bryan & Co.
401K Profit Sharing Plan
Metro Center
1 Station Place
Stamford, CT 06902
-----------------------------------------------------------------------------------------------
MCB Trust                                          Beneficial                      8.88%
Services Cust
Grand Vehicle Works Holdings C
700 17th St., Ste 300
Denver, CO 80202-3531
-----------------------------------------------------------------------------------------------
JP Morgan Chase Bank                               Beneficial                     12.78%
Deloitte & Touche Profit Sharing
Attn: Angela Ma
3 Metrotech Ctr FL 6
Brooklyn, NY 11245-0001
-----------------------------------------------------------------------------------------------

FINANCIAL SERVICES FUND

-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
Saxon & Co.                                        Beneficial                     35.74%
FBO 20-01-302-9912426
P.O. Box 7780-1888
Philadelphia, PA 19182-0001
-----------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
Circle Trust Co.                                   Beneficial                      8.25%
Pacific Coast Cabling Inc.
401K PSP
Metro Center
One Station Pl.
Stamford, CT 06902-6800
-----------------------------------------------------------------------------------------------
TransAmerica Life Ins & Annuity Co.                Beneficial                     30.46%
Attn: Daisy Lo
Retirement Services - Separate Acct
P.O. Box 30368 Los Angeles, CA 90030 - 0368
-----------------------------------------------------------------------------------------------
JPMorgan Chase Bank                                Beneficial                      9.26%
Deloitte & Touche Profit Sharing
Attn: Angela Ma
3 Metrotech Ctr. FL 6
Brooklyn, NY 11245-0001
-----------------------------------------------------------------------------------------------

HEALTH SCIENCES FUND

-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
Saxon & Co.                                        Beneficial                     68.47%
FBO 20-01-302-9912426
P.O. Box 7780-1888
Philadelphia, PA 19182-0001
-----------------------------------------------------------------------------------------------

LEISURE FUND

-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
None
-----------------------------------------------------------------------------------------------


TECHNOLOGY FUND

-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
Transamerica Life Ins. & Annuity Co.               Beneficial                     58.42%
Attn: Daisy Lo
Retirement Services - Separate Account
P.O. Box 30368 Los Angeles, CA 90030-0368
-----------------------------------------------------------------------------------------------
Saxon & Co.                                        Beneficial                     29.87%
FBO 20-01-302-9912426
P.O. Box 7780-1888
Philadelphia, PA 19182-0001
-----------------------------------------------------------------------------------------------

TELECOMMUNICATIONS FUND

-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
Saxon & Co.                                        Beneficial                     12.57%
FBO 20-01-302-9912426
P. O. Box 7780-1888
Philadelphia, PA 19182-0001
-----------------------------------------------------------------------------------------------
JPMorgan Chase Bank                                Beneficial                     83.53%
Deloitte & Touche Profit Sharing Plan
Attn: Angela Ma
3 Metrotech Ctr. FL 6
Brooklyn, NY 11245-0001
-----------------------------------------------------------------------------------------------

As of June 30, 2003, officers and directors of the Company, as a group, beneficially owned less than 1% of any Fund's outstanding shares.

DISTRIBUTOR

Effective July 1, 2003, A I M Distributors, Inc. ("ADI") became the distributor of the Funds. ADI bears all expenses, including the cost of printing and distributing prospectuses, incident to marketing of the Funds' shares, except for such distribution expenses as are paid out of Fund assets under the Company's Plans of Distribution (each individually a "Plan" and collectively, the "Plans"), which have been adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act. Prior to July 1, 2003, INVESCO Distributors, Inc. ("IDI") was the distributor of the Funds.

INVESTOR CLASS. The Company has adopted a Master Plan and Agreement of Distribution - Investor Class (the "Investor Class Plan") with respect to Investor Class shares, which provides that the Investor Class shares of each Fund will make monthly payments to ADI computed at an annual rate no greater than 0.25% of average net assets attributable to Investor Class shares. These payments permit ADI, at its discretion, to engage in certain activities and provide services in connection with the distribution of a Fund's Investor Class shares to investors. Payments by a Fund under the Investor Class Plan, for any month, may be made to compensate ADI for permissible activities engaged in and services provided.

CLASS A. The Company has adopted a Master Distribution Plan and Agreement - Class A pursuant to Rule 12b-1 under the 1940 Act relating to the Class A shares of the Funds (the "Class A Plan").

The Class A Plan is designed to compensate ADI, on a monthly basis, for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to financial intermediaries who furnish continuing personal shareholder services to their customers who purchase and own Class A shares of the Funds. Payment can also be directed by ADI to financial intermediaries that have entered into service agreements with respect to Class A shares of the Funds and that provide continuing personal services to their customers who own Class A shares of the Funds. The service fees payable to financial intermediaries are calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such financial intermediaries' customers' accounts.

Of the aggregate amount payable under the Class A Plan, payments to financial intermediaries that provide continuing personal shareholder services to their customers who purchase and own Class A shares of the Funds, in amounts up to 0.25% of the average daily net assets of the Class A shares of each Fund attributable to the customers of such financial intermediaries, are characterized as service fees. Payments to financial intermediaries in excess of such amount and payments to ADI would be characterized as an asset-based sales charge pursuant to the Class A Plan. The Class A Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Company with respect to the Class A shares of a Fund.

Except for the INVESCO Utilities Fund-Class A ("Utilities Fund"), under the Class A Plan, Class A shares of the Funds pay compensation to ADI at an annual rate of 0.35% per annum of the average daily net assets attributable to Class A shares for the purpose of financing any activity which is primarily intended to result in the sale of Class A shares. During any period in which a Fund is closed due to high asset levels, the Class A shares of the Fund will reduce this payment of 0.35% to 0.25% per annum.

For the Utilities Fund, the Company under the Class A Plan pays compensation to ADI at an annual rate of 0.25% per annum of the average daily net assets attributable to the Utilities Fund for the purpose of financing any activity which primarily intended to result in the sale of Class A.

CLASS B. The Company has adopted a Master Distribution Plan and Agreement - Class B pursuant to Rule 12b-1 under the 1940 Act relating to Class B shares of the Funds (the "Class B Plan"). Under the Class B Plan, Class B shares of the Funds pay compensation monthly to ADI at an annual rate of 1.00% per annum of the average daily net assets attributable to Class B shares for the purpose of financing any activity which is primarily intended to result in the sale of Class B shares. Of such amount, each Fund pays a service fee of 0.25% of the average daily net assets attributable to Class B shares to selected financial intermediaries that have entered into service agreements with respect to Class B shares of the Funds and that provide continuing personal shareholder services to their customers who purchase and own Class B shares. Any amounts not paid as a service fee would constitute an asset-based sales charge pursuant to the Class B Plan. The Class B Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Company with respect to the Class B shares of a Fund.

The Class B Plan may obligate the Class B shares to continue to make payments to ADI following termination of the Class B Plan with respect to Class B shares sold by or attributable to the distribution efforts of ADI unless there has been a complete termination of the Class B Plan (as defined in such Plan). Additionally, the Class B Plan expressly authorizes ADI to assign, transfer, or pledge its rights to payments pursuant to the Class B Plan. As a result, the contingent deferred sales charge (CDSC) on Class B shares will continue to be applicable even in the event of a complete termination of the Class B Plan (as defined in such Plan).

CLASS C. The Company has adopted a Master Distribution Plan and Agreement - Class C pursuant to Rule 12b-1 under the 1940 Act relating to the Class C shares of the Funds (the "Class C Plan"). Under the Class C Plan, Class C shares of the Funds pay compensation monthly to ADI at an annual rate of 1.00% per annum of the average daily net assets attributable to Class C shares for the purpose of financing any activity which is primarily intended to result in the sale of Class C shares. The Class C Plan is designed to compensate ADI for certain promotional and other sales-related costs, and to implement a financial intermediary incentive program which provides for periodic payments to selected financial intermediaries that have entered onto service agreements and furnish continuing personal shareholder services to their customers who purchase and own Class C shares of a Fund.

Of the aggregate amount payable under the Class C Plan, payments to financial intermediaries that provide continuing personal shareholder services to their customers who purchase and own Class C shares of a Fund, in amounts of up to 0.25% of the average daily net assets of the Class C shares of the Fund attributable to the customers of such financial intermediaries, are characterized as a service fee. Payments to financial intermediaries in excess of such amount and payments to ADI would be characterized as an asset-based sales charge pursuant to the Class C Plan. The Class C Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Company with respect to the Class C shares.

ADI may pay sales commissions to financial intermediaries that sell Class C shares of the Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold or serviced by the financial intermediary, and will consist of an asset-based sales charge of 0.75% of the purchase price of Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. ADI will retain all payments received by it relating to Class C shares for the first thirteen months after they are purchased. The portion of the payments to ADI under the Class C Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit ADI to recoup a portion of on-going sales commissions to financial intermediaries plus financing costs, if any. After the first thirteen months, ADI will make such payments quarterly to financial intermediaries based on the average net asset value of Class C shares which are attributable to shareholders for whom the financial intermediaries are designated as dealers of record. These commissions are not paid on sales to investors who may not be subject to payment of the CDSC and in circumstances where ADI grants an exemption on particular transactions. Should the financial intermediary elect to waive the asset-based sales charge, the 12b-1 fees will begin to be paid by ADI to the financial intermediary immediately.

CLASS K (ENERGY, FINANCIAL SERVICES, HEALTH SCIENCES, LEISURE, TECHNOLOGY, AND TELECOMMUNICATIONS FUNDS). The Company has adopted a Master Distribution Plan and Agreement - Class K pursuant to Rule 12b-1 under the 1940 Act relating to Class K shares (the "Class K Plan"). Under the Class K Plan, Class K shares of the Funds pay compensation monthly to ADI at an annual rate of 0.45% of average net assets attributable to Class K shares for the purpose of financing any activity which is primarily intended to result in the sale of Class K shares. The Class K Plan is designed to compensate ADI for certain promotional and other sales-related costs, and to implement a financial intermediary incentive program which provides for periodic payments to selected financial intermediaries that have entered into service agreements and furnish continuing personal shareholder services to their customers who purchase and own Class K shares of a Fund.

Of the aggregate amount payable under the Class K Plan, payments to financial intermediaries that provide continuing personal shareholder services to their customers who purchase and own Class K shares of a Fund may be characterized as a service fee.

ALL PLANS. Activities appropriate for financing under the Plans include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; and supplemental payments to financial intermediaries such as asset-based sales charges or as payments of service fees under shareholder service arrangements.

A significant expenditure under the Plans is compensation paid to financial intermediaries, which may include INVESCO-affiliated companies, in order to obtain various distribution-related and/ or administrative services for the Funds. Each Fund is authorized by a Plan to use its assets to finance the payments made to obtain those services from selected financial intermediaries which may enter into agreements with ADI. Payments will be made by ADI to financial intermediaries who sell shares of a Fund and may be made to banks, savings and loan associations, and other depository institutions ("Banks"). Although the Glass-Steagall Act limits the ability of certain Banks to act as underwriters of mutual fund shares, INVESCO does not believe that these limitations would affect the ability of such Banks to enter into arrangements with ADI, but can give no assurance in this regard. However, to the extent it is determined otherwise in the future, arrangements with Banks might have to be modified or terminated, and, in that case, the size of the Funds possibly could decrease to the extent that the Banks would no longer invest customer assets in the Funds. Neither the Company nor its investment advisor will give any preference to Banks which enter into such arrangements when selecting investments to be made by a Fund.

Effective July 1, 2003, ADI became the distributor of the Funds. Prior to July 1, 2003 IDI was the distributor of the Funds and as such the Funds made payments to IDI, the Funds' former distributor, under the Investor Class, Class A, Class B, Class C and, if applicable, Class K Plans during the fiscal year ended March 31, 2003 in the following amounts:

FUND                                INVESTOR CLASS   CLASS A     CLASS B     CLASS C      CLASS K
Energy Fund                           $  710,505     $19,438     $ 6,195     $102,870     $    526
Financial Services Fund               $2,428,349     $ 9,547     $ 5,826     $134,199     $  5,109
Gold & Precious Metals Fund           $  279,306     $ 4,965     $ 6,902     $ 22,606       N/A(1)
Health Sciences Fund                  $2,942,165     $ 4,556     $ 3,194     $ 89,870     $  9,856
Leisure Fund                          $1,625,603     $52,465     $44,957     $176,639     $277,058
Real Estate Opportunity Fund          $   59,074     $ 3,327     $   580     $  8,070       N/A(1)
Technology Fund                       $2,923,222     $ 6,303     $ 1,332     $ 88,805     $ 98,700
Telecommunications Fund               $  948,389     $ 2,727     $    99     $ 37,403     $  3,117
Utilities Fund                        $  230,252     $ 1,046     $ 1,559     $ 10,094       N/A(1)

(1) Class K shares are not offered.

In addition, as of the fiscal year ended March 31, 2003 the following distribution accruals had been incurred by the Funds and will be paid during the fiscal year ended March 31, 2004:

FUND                                INVESTOR CLASS   CLASS A     CLASS B     CLASS C      CLASS K

Energy Fund                           $   46,874     $ 2,770     $ 1,144     $  7,741     $    100
Financial Services Fund               $  147,069     $ 1,253     $   764     $  8,177     $    465
Gold & Precious Metals Fund           $   19,287     $   422     $ 1,738     $  2,309       N/A(1)
Health Sciences Fund                  $  185,484     $   577     $   467     $  5,182     $    737
Leisure Fund                          $  105,106     $ 7,193     $ 6,290     $ 14,074     $ 23,460
Real Estate Opportunity Fund          $    4,158     $   661     $   101     $    556       N/A(1)
Technology Fund                       $  174,578     $ 1,194     $   423     $  4,925     $  8,100
Telecommunications Fund               $   55,275     $   110     $    12     $  2,258     $    248
Utilities Fund                        $   14,474     $   121     $   157     $    546       N/A(1)

(1) Class K shares are not offered.

For the fiscal year ended March 31, 2003, allocation of 12b-1 amounts paid by the Funds for the following categories of expenses were:

                                            INVESTOR
                                             CLASS         CLASS A     CLASS B     CLASS C      CLASS K
ENERGY FUND
Advertising                                 $       58     $     0     $     0     $      0     $      0
Sales literature, printing, and postage     $   55,708     $     0     $     0     $      0     $      0
Public Relations/Promotion                  $   68,082     $     0     $     0     $      0     $      0
Compensation to securities dealers
    and other organizations                 $  375,807     $19,438     $ 6,195     $102,870     $    526
Marketing personnel                         $  210,850     $     0     $     0     $      0     $      0

FINANCIAL SERVICES FUND
Advertising                                 $      223     $     0     $     0     $      0     $      0
Sales literature, printing, and postage     $  170,544     $     0     $     0     $      0     $      0
Public Relations/Promotion                  $  246,041     $     0     $     0     $      0     $      0
Compensation to securities dealers
    and other organizations                 $1,243,518     $ 9,547     $ 5,826     $134,199     $  5,109
Marketing personnel                         $  768,023     $     0     $     0     $      0     $      0

GOLD & PRECIOUS METALS FUND
Advertising                                 $       32     $     0     $     0     $      0       N/A(1)
Sales literature, printing, and postage     $   35,454     $     0     $     0     $      0       N/A(1)
Public Relations/Promotion                  $   36,978     $     0     $     0     $      0       N/A(1)
Compensation to securities dealers
    and other organizations                 $   86,179     $ 4,965     $ 6,902     $ 22,606       N/A(1)
Marketing personnel                         $  120,663     $     0     $     0     $      0       N/A(1)

HEALTH SCIENCES FUND
Advertising                                 $      291     $     0     $     0     $      0     $      0
Sales literature, printing, and postage     $  225,321     $     0     $     0     $      0     $      0
Public Relations/Promotion                  $  326,062     $     0     $     0     $      0     $      0
Compensation to securities dealers
    and other organizations                 $1,370,151     $ 4,556     $ 3,194     $ 89,870     $  9,856
Marketing personnel                         $1,020,340     $     0     $     0     $      0     $      0

LEISURE FUND
Advertising                                 $      154     $     0     $     0     $      0     $      0
Sales literature, printing, and postage     $  122,412     $     0     $     0     $      0     $      0
Public Relations/Promotion                  $  162,199     $     0     $     0     $      0     $      0
Compensation to securities dealers
    and other organizations                 $  830,348     $52,465     $44,957     $176,639     $277,058
Marketing personnel                         $  510,490     $     0     $     0     $      0     $      0


                                             INVESTOR
                                               CLASS       CLASS A     CLASS B     CLASS C      CLASS K

REAL ESTATE OPPORTUNITY FUND
Advertising                                 $        7     $    0     $    0       $     0        N/A(1)
Sales literature, printing, and postage     $    6,799     $    0     $    0       $     0        N/A(1)
Public Relations/Promotion                  $    6,587     $    0     $    0       $     0        N/A(1)
Compensation to securities dealers
    and other organizations                 $   23,911     $3,327     $  580       $ 8,070        N/A(1)
Marketing personnel                         $   21,770     $    0     $    0       $     0        N/A(1)

TECHNOLOGY FUND
Advertising                                 $      291     $    0     $    0       $     0      $      0
Sales literature, printing, and postage     $  205,397     $    0     $    0       $     0      $      0
Public Relations/Promotion                  $  314,573     $    0     $    0       $     0      $      0
Compensation to securities dealers
    and other organizations                 $1,446,121     $6,303     $1,332       $88,805      $ 98,700
Marketing personnel                         $  956,840     $    0     $    0       $     0      $      0

TELECOMMUNICATIONS FUND
Advertising                                 $      107     $    0     $    0       $     0      $      0
Sales literature, printing, and postage     $   77,422     $    0     $    0       $     0      $      0
Public Relations/Promotion                  $  115,467     $    0     $    0       $     0      $      0
Compensation to securities dealers
    and other organizations                 $  403,177     $2,727     $   99       $37,403      $  3,117
Marketing personnel                         $  352,216     $    0     $    0       $     0      $      0

UTILITIES FUND
Advertising                                 $       23     $    0     $    0       $     0        N/A(1)
Sales literature, printing, and postage     $   18,628     $    0     $    0       $     0        N/A(1)
Public Relations/Promotion                  $   26,436     $    0     $    0       $     0        N/A(1)
Compensation to securities dealers
    and other organizations                 $  103,183     $1,046     $1,559       $10,094        N/A(1)
Marketing personnel                         $   81,982     $    0     $    0       $     0        N/A(1)

(1) Class K shares are not offered.

The services which are provided by securities dealers and other organizations may vary by financial intermediary but include, among other things, processing new shareholder account applications, preparing and transmitting to the Company's Transfer Agent computer-processable tapes of all Fund transactions by customers, serving as the primary source of information to customers in answering questions concerning the Funds, and assisting in other customer transactions with the Funds.

The Plans provide that they shall continue in effect with respect to each Fund as long as such continuance is approved at least annually by the vote of the board of directors of the Company cast in person at a meeting called for the purpose of voting on such continuance, including the vote of a majority of the Independent Directors. A Plan can be terminated at any time by a Fund, without penalty, if a majority of the Independent Directors, or shareholders of the relevant class of shares of the Fund, vote to terminate a Plan. The Company may, in its absolute discretion, suspend, discontinue, or limit the offering of its shares at any time. In determining whether any such action should be taken, the board of directors intends to consider all relevant factors including, without limitation, the size of a Fund, the investment climate for a Fund, general market conditions, and the volume of sales and redemptions of a Fund's shares. The Plans may continue in effect and payments may be made under a Plan following any temporary suspension or limitation of the offering of Fund shares; however, the Company is not contractually obligated to continue a Plan for any particular period of time. Suspension of the offering of a Fund's shares would not, of course, affect a shareholder's ability to redeem his or her shares.

So long as the Plans are in effect, the selection and nomination of persons to serve as Independent Directors of the Company shall be committed to the Independent Directors then in office at the time of such selection or nomination. The Plans may not be amended to increase the amount of a Fund's payments under a Plan without approval of the shareholders of that Fund's respective class of shares, and all material amendments to a Plan must be approved by the board of directors of the Company, including a majority of the Independent Directors. Under the agreement implementing the Plans, ADI or a Fund, the latter by vote of a majority of the Independent Directors, or a majority of the holders of the relevant class of a Fund's outstanding voting securities, may terminate such agreement without penalty upon thirty days' written notice to the other party. No further payments will be made by a Fund under a Plan in the event of its termination.

To the extent that a Plan constitutes a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, it shall remain in effect as such, so as to authorize the use of Fund assets in the amounts and for the purposes set forth therein, notwithstanding the occurrence of an assignment, as defined by the 1940 Act, and rules thereunder. To the extent it constitutes an agreement pursuant to a plan, a Fund's obligation to make payments to ADI shall terminate automatically, in the event of such "assignment." In this event, a Fund may continue to make payments pursuant to a Plan only upon the approval of new arrangements regarding the use of the amounts authorized to be paid by a Fund under a Plan. Such new arrangements must be approved by the directors, including a majority of the Independent Directors, by a vote cast in person at a meeting called for such purpose. These new arrangements might or might not be with ADI. On a quarterly basis, the directors review information about the distribution services that have been provided to each Fund and the 12b-1 fees paid for such services. On an annual basis, the directors consider whether a Plan should be continued and, if so, whether any amendment to the Plan, including changes in the amount of 12b-1 fees paid by each class of a Fund, should be made.

The only Company directors and interested persons, as that term is defined in
Section 2(a)(19) of the 1940 Act, who have a direct or indirect financial interest in the operation of the Plans are the officers and directors of the Company who are also officers either of ADI or other companies affiliated with ADI. The benefits which the Company believes will be reasonably likely to flow to a Fund and its shareholders under the Plans include the following:

     o Enhanced marketing efforts, if successful, should result in an increase in net assets through the sale of additional shares and afford greater resources with which to pursue the investment objectives of the Funds;

     o The sale of additional shares reduces the likelihood that redemption of shares will require the liquidation of securities of the Funds in amounts and at times that are disadvantageous for investment purposes; and

     o Increased Fund assets may result in reducing each investor's share of certain expenses through economies of scale (e.g. exceeding established breakpoints in an advisory fee schedule and allocating fixed expenses over a larger asset base), thereby partially offsetting the costs of a Plan.

The positive effect which increased Fund assets will have on INVESCO's revenues could allow INVESCO and its affiliated companies:

     o To have greater resources to make the financial commitments necessary to improve the quality and level of the Funds' shareholder services (in both systems and personnel);

     o To increase the number and type of mutual funds available to investors from INVESCO and its affiliated companies (and support them in their infancy), and thereby expand the investment choices available to all shareholders; and

     o To acquire and retain talented employees who desire to be associated with a growing organization.

SALES CHARGES AND DEALER CONCESSIONS

SALES CHARGES

Class A shares of the Funds are currently sold with a sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000.

                                                                      DEALER
                                                                      CONCESSION
                                          INVESTOR'S SALES CHARGE     ----------
                                          -----------------------     AS A
                                          AS A            AS A        PERCENTAGE
                                          PERCENTAGE      PERCENTAGE  OF THE
                                          OF THE PUBLIC   OF THE NET  PUBLIC
  AMOUNT OF INVESTMENT IN                 OFFERING        AMOUNT      OFFERING
  SINGLE TRANSACTION(1)                   PRICE           INVESTED    PRICE
  ------------------                      -----           --------    -----
  Less than                 $   25,000    5.50%           5.82%        4.75%
  $ 25,000 but less than    $   50,000    5.25            5.54         4.50
  $ 50,000 but less than    $  100,000    4.75            4.99         4.00
  $100,000 but less than    $  250,000    3.75            3.90         3.00
  $250,000 but less than    $  500,000    3.00            3.09         2.50
  $500,000 but less than    $1,000,000    2.00            2.04         1.60

     (1) There is no sales charge on purchases of $1,000,000 or more; however, ADI may pay a dealer concession and/or advance a service fee on such transactions as set forth below.

ADI may elect to re-allow the entire initial sales charge to financial intermediaries for all sales with respect to which orders are placed with ADI during a particular period. Financial intermediaries to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the Securities Act of 1933.

In addition to amounts paid to financial intermediaries as a dealer concession out of the initial sales charge paid by investors, ADI may, from time to time, at its expense or as an expense for which it may be compensated under a Plan, if applicable, pay a bonus or other consideration or incentive to financial intermediaries who sell a minimum dollar amount of the shares of the INVESCO Funds during a specified period of time. At the option of the financial intermediary, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying financial intermediaries and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of a Fund's shares or the amount a Fund will receive as proceeds from such sales. Financial intermediaries may not use sales of a Fund's shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

ADI may pay sales commissions to financial intermediaries that sell Class B shares of the Funds at the time of such sales. Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the financial intermediary, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year's service fee of 0.25% with respect to such shares. The portion of the payments to ADI under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit ADI to recoup a portion of such sales commissions plus financing costs.

ADI may pay sales commissions to financial intermediaries that sell Class C shares of the Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the financial intermediary, and will consist of a sales commission of 0.75% of the purchase price of Class C shares sold plus an advance of the first year's service fee of 0.25% with respect to such shares. ADI will retain all payments received by it relating to Class C shares for the first thirteen months after they are purchased. The portion of the payments to ADI under the Class C Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit ADI to recoup a portion of on-going sales commissions to financial intermediaries plus financing costs, if any. After the first thirteen months, ADI will make such payments quarterly to financial intermediaries based on the average net asset value of Class C shares which are attributable to shareholders for whom the financial intermediaries are designated as dealers of record. These commissions are not paid on sales to investors who may not be subject to payment of the CDSC and in circumstances where ADI grants an exemption on particular transactions. Should the financial intermediary elect to waive the sales commission, the 12b- 1 fees will begin to be paid by ADI to the financial intermediary immediately.

DEALER CONCESSIONS (CLASS A AND CLASS K ONLY)

Investors who purchase $1,000,000 or more of Class A shares do not pay an initial sales charge. ADI may pay financial intermediaries for share purchases (measured on an annual basis) by non- qualified investors and qualified plans of Class A and Class K shares of the Funds as follows.

Non-Qualified Investors. ADI may pay financial intermediaries for share purchases of $1,000,000 or more of Class A shares of the Funds sold at net asset value to non-qualified investors as follows: 1.00% of the first $2 million of such purchases, 0.80% on the next $1 million of such purchases, 0.50% on the next $17 million of such purchases, and 0.25% of amounts in excess of $20 million of such purchases.

Qualified Plans. ADI may pay financial intermediaries for Class A and Class K share purchases as follows:

     Class A - Option 1: For qualified plans of $1,000,000 or more, 0.50% of the first $20 mil- lion and 0.25% of amounts in excess of $20 million. The trail commission will be paid out beginning in the 13th month.

     Class A - Option 2: No additional fee is paid to financial intermediaries; however, the trail commission will begin to accrue immediately.

     Class K - Option 1: For qualified plans of $1,000,000 or more, 0.70% of the first $5 million and 0.45% of amounts in excess of $5 million. The trail commission will be paid out beginning in the 13th month.

     Class K - Option 2: No additional fee is paid to financial intermediaries; however, the trail commission will begin to accrue immediately.

REDUCTIONS IN INITIAL SALES CHARGES (CLASS A ONLY)

Reductions in the initial sales charges shown in the sales charges table (quantity discounts) apply to purchases of Class A shares of the Funds that are otherwise subject to an initial sales charge, provided that such purchases are made by a "Purchaser" as hereinafter defined.

The term "Purchaser" means:

     o an individual and his or her spouse and children, including any trust established exclusively for the benefit of any such person; or a pension, profit-sharing, or other benefit plan established exclusively for the benefit of any such person, such as an IRA, Roth IRA, a single- participant money purchase/profit sharing plan or an individual participant in a 403(b) Plan (unless such 403(b) plan qualifies as the Purchaser as defined below);

     o a 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Code"), if:

          a. the employer/sponsor submits contributions for all participating employees in a single contribution transmittal (i.e., the Funds will not accept contributions submitted with respect to individual participants);

          b. each transmittal is accompanied by a single check or wire transfer; and

          c. all new participants are added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal;

     o a trustee or fiduciary purchasing for a single trust, estate, or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under
          Section 401 of the Code) and 457 plans, if more than one beneficiary or participant is involved;

     o a Simplified Employee Pension (SEP), Salary Reduction and other Elective Simplified Employee Pension account (SAR-SEP) or Savings Incentive Match Plans for Employees IRA (SIMPLE IRA), where the employer has notified ADI in writing that all of its related employee SEP, SAR-SEP or SIMPLE IRA accounts should be linked; or

     o any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

Investors or financial intermediaries seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. ADI reserves the right to determine whether any Purchaser is entitled, by virtue of the foregoing definition, to the reduced sales charge. No person or entity may distribute Class A shares of the INVESCO Funds without payment of the applicable sales charge other than to persons or entities that qualify for a reduction in the sales charge as provided herein.

1. LETTER OF INTENT (CLASS A ONLY). A Purchaser, as previously defined, may pay reduced initial sales charges by completing the appropriate section of the account application and by fulfilling a Letter of Intent ("LOI"). The LOI confirms such Purchaser's intention as to the total investment to be made in shares of the Funds within the following thirteen consecutive months. By marking the LOI section on the account application and by signing the account application, the Purchaser indicates that he/she understands and agrees to the terms of the LOI and is bound by the provisions described below.

Each purchase of fund shares normally subject to an initial sales charge made during the thirteen- month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI, as described under "Sales Charges and Dealer Concessions." It is the Purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge. The offering price may be further reduced as described under "Right of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment. Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI. At any time during the thirteen- month period after meeting the original obligation, a Purchaser may revise his or her intended investment amount upward by submitting a written and signed request. Such a revision will not change the original expiration date. By signing an LOI, a Purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the thirteen-month period do not total the amount specified, the Purchaser will pay the increased amount of sales charge as described below. Purchases made within ninety days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the ninety-day period. The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI. Purchases made more than ninety days before signing an LOI will be applied toward completion of the LOI based on the value of the shares purchased calculated at the public offering price on the effective date of the LOI.

To assure compliance with the provisions of the 1940 Act, out of the initial purchase (or subsequent purchases if necessary) the transfer agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share). All dividends and any capital gain distributions on the escrowed shares will be credited to the Purchaser. All shares purchased, including those escrowed, will be registered in the Purchaser's name. If the total investment specified under this LOI is completed within the thirteen-month period, the escrowed shares will be promptly released. If the intended investment is not completed, the Purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the amount actually purchased. If the Purchaser does not pay such difference within twenty days of the expiration date, he/she irrevocably constitutes and appoints the Transfer Agent as his/her attorney to surrender for redemption any or all shares, to make up such difference within sixty days of the expiration date.

If at any time before completing the LOI Program, the Purchaser wishes to cancel the agreement, he/she must give written notice to ADI. If at any time before completing the LOI Program the Purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his/her total shares, a cancellation of the LOI will automatically be effected. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

2. RIGHT OF ACCUMULATION (CLASS A ONLY). A Purchaser may also qualify for reduced initial sales charges based upon such Purchaser's existing investment in Class A shares of the Funds at the time of the proposed purchase. To determine whether a reduced initial sales charge applies to a proposed purchase, ADI takes into account not only the money which is invested upon such proposed purchase, but also the value of all Class A shares of the Funds owned by such Purchaser, calculated at the then current public offering price. If a Purchaser so qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money then being invested by such Purchaser, calculated at the then current public offering price, and not just to the portion that exceeds the breakpoint above which a reduced sales charge applies. For example, if a Purchaser already owns Class A shares with a value of $20,000 and wishes to invest an additional $20,000 in Class A shares, with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, the Purchaser or his financial intermediary must furnish ADI with a list of the account numbers and the names in which such accounts of the Purchaser are registered at the time the purchase is made.

PURCHASES AT NET ASSET VALUE (CLASS A ONLY). Purchases of Class A shares of the Funds at net asset value (without payment of an initial sales charge) may be made in connection with: (a) the reinvestment of dividends and distributions from a Fund; (b) exchanges of shares of certain funds; (c) use of the reinstatement privilege; or (d) a merger, consolidation or acquisition of assets of a fund.

The following Purchasers will not pay initial sales charges on purchases of Class A shares because there is a reduced sales effort involved in sales to these Purchasers:

     o    INVESCO and its affiliates, or their clients;

     o Any current or retired officer, director, or employee (and members of their immediate family) of INVESCO, its affiliates or the INVESCO Funds and any foundation, trust, or employee benefit plan established exclusively for the benefit of, or by, such persons;

     o Sales representatives and employees (and members of their immediate family) of selling group members or financial institutions that have arrangements with such selling group members;

     o Financial intermediaries that place trades for their own accounts or the accounts of their clients and that charge a management, consulting, or other fee for their services; and clients of such financial intermediaries who place trades for their own accounts if the accounts are linked to the master account of such financial intermediary on the books and records of a broker or agent;

     o Employee benefit plans designated as Purchasers as defined above, and non-qualified plans offered in conjunction therewith, provided the initial investment in the plan(s) is at least $1 million; the sponsor signs a $1 million LOI; the employer-sponsored plan(s) has at least 100 eligible employees; or all plan transactions are executed through a single omnibus account and the financial intermediary has entered into the appropriate agreements with the ADI. Section 403(b) plans sponsored by public educational institutions are not eligible for a sales charge exception based on the aggregate investment made by the plan or the number of eligible employees. Purchases of the Funds by such plans are subject to initial sales charges; and

     o A shareholder of a fund that merges or consolidates with a Fund or that sells its assets to a Fund in exchange for shares of that Fund.

As used above, immediate family includes an individual and his or her spouse, children, parents, and parents of spouse.

CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS

In addition to the exceptions described in the Investor Class, Class A, B, C, and K Prospectus, CDSCs will not apply to the following:

     o Redemptions following the death or post-purchase disability of (1) any registered shareholders on an account or (2) a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;

     o Certain distributions from individual retirement accounts, Section 403(b) retirement plans, Section 457 deferred compensation plans and Section 401 qualified plans, where redemptions result from (i) required minimum distributions to plan participants or beneficiaries who are age 70-1/2 or older, and only with respect to that portion of such distributions that does not exceed 10% annually of the participant's or beneficiary's account value in a fund; (ii) in kind transfers of assets where the participant or beneficiary notifies the distributor of the transfer not later than the time the transfer occurs; (iii) tax-free rollovers or transfers of assets to another plan of the type described above invested in Class A, Class B, Class C, or Class K shares of a Fund; (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and (v) distributions on the death or disability (as defined in the Internal Revenue Code of 1986, as amended) of the participant or beneficiary;

     o Liquidation by a Fund when the account value falls below the minimum required account size of $250;

     o Investment account(s) of INVESCO; and

     o Class C shares if the investor's financial intermediary of record notifies ADI prior to the time of investment that the financial intermediary waives the payment otherwise payable to it.

Upon the redemption of Class A shares purchased in amounts of $1 million or more, no CDSC will be applied in the following situations:

     o Redemptions from employee benefit plans designated as qualified Purchasers, as defined above, where the redemptions are in connection with employee terminations or withdrawals, provided the total amount invested in the plan is at least $1,000,000; the sponsor signs a $1 million LOI; or the employer-sponsored plan has at least 100 eligible employees; provided, however, that 403(b) plans sponsored by public educational institutions shall qualify for the CDSC waiver on the basis of the value of each plan participant's aggregate investment in a Fund, and not on the aggregate investment made by the plan or on the number of eligible employees;

     o Private foundations or endowment funds; and

     o Redemption of shares by the investor where the investor's financial intermediary waives the amounts otherwise payable to it by ADI and notifies ADI prior to the time of investment.

SHARE PRICES AND NET ASSET VALUE (ALL CLASSES)

Each Fund's shares are bought or sold at a price that is the Fund's NAV per share, less any applicable sals charge. The NAV for each Fund is calculated by subtracting total liabilities from total assets (the market value of the securities the Fund holds plus cash and other assets). Each Fund's per share NAV is calculated by dividing its NAV by the number of Fund shares outstanding and rounding the result to the nearest full cent. Each Fund calculates its NAV as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open.

Each Fund values securities (including options) listed on the NYSE, the American Stock Exchange, or other national securities exchanges and other securities for which market quotations are readily available, at the last reported sale price on the day the securities are being valued. Securities traded primarily on the Nasdaq Stock Market ("Nasdaq") are normally valued by each Fund at the Nasdaq Official Closing Price ("NOCP") provided by Nasdaq each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked for prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, Nasdaq will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the narket closes.

If there is no reported sale of a security on a particular day, the security is valued at the closing bid price on that day. Foreign securities are translated from the local currency into U.S. dollars using current exchange rates. The Funds value all other securities and assets, including restricted securities, by a method that the Board believes accurately reflects fair value.

If INVESCO believes that the price of a security obtained under a Fund's valuation procedures (as described above) does not represent the amount that the Fund reasonably expects to receive on a current sale of the security, the Fund will value the security based on a method that the Board believes accurately reflects fair value.

HOW TO PURCHASE AND REDEEM SHARES

A complete description of the manner by which shares of the Funds may be purchased appears in the Prospectuses under the caption "How To Buy Shares."

The sales charge normally deducted on purchases of Class A shares of the Funds is used to compensate ADI and participating financial intermediaries for their expenses incurred in connection with the distribution of such shares. Since there is little expense associated with unsolicited orders placed directly with ADI by persons, who because of their relationship with the Funds or with INVESCO and its affiliates, are familiar with the Funds, or whose programs for purchase involve little expense (e.g., because of the size of the transaction and shareholder records required), ADI believes that it is appropriate and in the Funds' best interests that such persons be permitted to purchase Class A shares of the Funds through ADI without payment of a sales charge. The persons who may purchase Class A shares of the Funds without a sales charge are set forth herein under the caption "Reductions in Initial Sales Charges - Purchases at Net Asset Value."

The following formula may be used by an investor to determine the public offering price per Class A share of an investment:

   Net Asset Value/(1 - Sales Charge as % of Offering Price) = Offering Price

Information concerning redemption of a Fund's shares is set forth in the Prospectuses under the caption "How To Sell Shares." Shares of the Funds may be redeemed directly through ADI or through any financial intermediary who has entered into an agreement with ADI. In addition to the Funds' obligation to redeem shares, ADI may also repurchase shares as an accommodation to the shareholders. To effect a repurchase, those financial intermediaries who have executed agreements with ADI must phone orders to the order desk of the Funds at 1-800-347-4246 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value of each Fund next determined after such order is received. Such arrangement is subject to timely receipt by ADI of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by the Funds or by ADI (other than any applicable CDSC) when shares are redeemed or repurchased, financial intermediaries may charge a fair service fee for handling the transaction. INVESCO intends to redeem all shares of the Funds in cash.

The right of redemption may be suspended or the date of payment postponed when
(a) trading on the New York Stock Exchange ("NYSE") is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of a Fund not reasonably practicable.

OTHER SERVICE PROVIDERS

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado, are the independent accountants of the Company. The independent accountants are responsible for auditing the financial statements of the Funds.

CUSTODIAN

State Street Bank and Trust Company, P.O. Box 351, Boston, Massachusetts, is the custodian of the cash and investment securities of the Company. The custodian is also responsible for, among other things, receipt and delivery of each Fund's investment securities in accordance with procedures and conditions specified in the custody agreement with the Company. The custodian is authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories.

TRANSFER AGENT

INVESCO, 4350 South Monaco Street, Denver, Colorado, is the Company's transfer agent, registrar, and dividend disbursing agent. Services provided by INVESCO include the issuance, cancellation, and transfer of shares of the Funds, and the maintenance of records regarding the ownership of such shares.

LEGAL COUNSEL

The firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N. W., 2nd Floor, Washington, D.C., is legal counsel for the Company. The firm of Moye, Giles, O'Keefe, Vermeire & Gorrell LLP, 1225 17th Street, Suite 2900, Denver, Colorado, acts as special counsel to the Company.

BROKERAGE ALLOCATION AND OTHER PRACTICES

As the investment advisor to the Funds, INVESCO places orders for the purchase and sale of securities with broker-dealers based upon an evaluation of the financial responsibility of the broker-dealers and the ability of the broker-dealers to effect transactions at the best available prices.

While INVESCO seeks reasonably competitive commission rates, the Funds do not necessarily pay the lowest commission or spread available. INVESCO is permitted to, and does, consider qualitative factors in addition to price in the selection of brokers. Among other things, INVESCO considers the quality of executions obtained on a Fund's portfolio transactions, viewed in terms of the size of transactions, prevailing market conditions in the security purchased or sold, and general economic and market conditions. INVESCO has found that a broker's consistent ability to execute transactions is at least as important as the price the broker charges for those services.

In seeking to ensure that the commissions charged a Fund are consistent with prevailing and reasonable commissions, INVESCO monitors brokerage industry practices and commissions charged by broker-dealers on transactions effected for other institutional investors like the Funds.

Consistent with the standard of seeking to obtain favorable execution on portfolio transactions, INVESCO may select brokers that provide research services to INVESCO and the Company, as well as other INVESCO mutual funds and other accounts managed by INVESCO. Research services include statistical and analytical reports relating to issuers, industries, securities and economic factors and trends, which may be of assistance or value to INVESCO in making informed investment decisions. Research services prepared and furnished by brokers through which a Fund effects securities transactions may be used by INVESCO in servicing all of its accounts and not all such services may be used by INVESCO in connection with a particular Fund. Conversely, a Fund receives benefits of research acquired through the brokerage transactions of other clients of INVESCO.

In order to obtain reliable trade execution and research services, INVESCO may utilize brokers that charge higher commissions than other brokers would charge for the same transaction. This practice is known as "paying up." However, even when paying up, INVESCO is obligated to obtain favorable execution of a Fund's transactions.

Portfolio transactions also may be effected through broker-dealers that recommend the Funds to their clients, or that act as agent in the purchase of a Fund's shares for their clients. When a number of broker-dealers can provide comparable best price and execution on a particular transaction, INVESCO may consider the sale of a Fund's shares by a broker-dealer in selecting among qualified broker-dealers.

Certain of the INVESCO Funds utilize fund brokerage commissions to pay custody fees for each respective fund. This program requires that the participating funds receive favorable execution.

BROKERAGE COMMISSIONS AND UNDERWRITING DISCOUNTS

The aggregate dollar amount of brokerage commissions and underwriting discounts paid by each Fund for the periods outlined in the table below were:

ENERGY FUND
Year Ended March 31, 2003       $      1,874,405
Year Ended March 31, 2002              3,393,626
Year Ended March 31, 2001              4,306,516

FINANCIAL SERVICES FUND
Year Ended March 31, 2003       $      2,680,782
Year Ended March 31, 2002              4,316,512
Year Ended March 31, 2001              3,618,637

GOLD & PRECIOUS METALS FUND
Year Ended March 31, 2003       $        642,351
Year Ended March 31, 2002                204,569
Year Ended March 31, 2001                387,218

HEALTH SCIENCES FUND
Year Ended March 31, 2003       $      4,918,477
Year Ended March 31, 2002              5,839,126
Year Ended March 31, 2001              8,574,242

LEISURE FUND
Year Ended March 31, 2003       $      1,189,376
Year Ended March 31, 2002                963,821
Year Ended March 31, 2001              1,084,892

REAL ESTATE OPPORTUNITY FUND
Year Ended March 31, 2003       $        252,155
Year Ended March 31, 2002                299,249
Year Ended March 31, 2001                596,977

TECHNOLOGY FUND
Year Ended March 31, 2003       $     11,471,075
Year Ended March 31, 2002             13,742,652
Year Ended March 31, 2001             17,486,205

TELECOMMUNICATIONS FUND
Year Ended March 31, 2003       $      2,988,990
Year Ended March 31, 2002              5,492,773
Year Ended March 31, 2001              8,149,792

UTILITIES FUND
Year Ended March 31, 2003       $        455,873
Year Ended March 31, 2002                569,850
Year Ended March 31, 2001                571,816


For the fiscal years ended March 31, 2003, 2002 and 2001 brokers providing research services received $18,752,340, $22,446,763, and $28,925,873, respectively, in commissions on portfolio transactions effected for the Funds. The aggregate dollar amount of such portfolio transactions was $9,314,654,214, $12,365,551,799, and $19,997,541,726, respectively. Commissions totaling $614,244, $811,039, and $1,299,597, respectively were allocated to certain brokers in recognition of their sales of shares of the Funds on portfolio transactions of the Funds effected during the fiscal years ended March 31, 2003, 2002 and 2001.

At March 31, 2003, the Funds held equity and debt securities of their regular brokers or dealers, or their parents, as follows:

--------------------------------------------------------------------------------
           Fund                 Broker or Dealer        Value of Securities at
                                                            March 31, 2003
================================================================================
Energy                     New Center Asset Trust                   10,000,000
                           State Street Boston                       9,000,000
                           State Street Bank & Trust                   360,000
--------------------------------------------------------------------------------
Financial Services         Citigroup Inc.                           40,375,400
                           Merrill Lynch & Co.                      38,232,000
--------------------------------------------------------------------------------
                           American International                   36,118,379
                           Group
--------------------------------------------------------------------------------
                           New Center Asset Trust                   25,000,000
--------------------------------------------------------------------------------
                           American Express                         20,379,959
--------------------------------------------------------------------------------
                           Morgan Stanley                           15,853,890
--------------------------------------------------------------------------------
                           UBS AG                                   10,871,420
--------------------------------------------------------------------------------
                           Goldman Sachs Group                       8,441,920
--------------------------------------------------------------------------------
                           Prudential Financial Inc.                 5,873,400
--------------------------------------------------------------------------------
                           State Street Bank & Trust                   533,000
--------------------------------------------------------------------------------
Gold & Precious Metals     State Street Bank & Trust                 8,531,000
--------------------------------------------------------------------------------
Health Sciences            State Street Bank & Trust                 4,424,000
--------------------------------------------------------------------------------
Leisure                    State Street Bank & Trust                 5,814,000
--------------------------------------------------------------------------------
Real Estate Opportunity    State Street Bank & Trust                 1,485,000
--------------------------------------------------------------------------------
Technology                 New Center Asset Trust                   50,000,000
                           State Street Boston                      29,000,000
--------------------------------------------------------------------------------
                           State Street Bank & Trust                 1,910,000
--------------------------------------------------------------------------------
Telecommunications         State Street Boston                      13,000,000
--------------------------------------------------------------------------------
                           New Center Asset Trust                   10,000,000
                           State Street Bank & Trust                   571,000
--------------------------------------------------------------------------------
Utilities                  None
--------------------------------------------------------------------------------

Neither INVESCO nor any affiliate of INVESCO receives any brokerage commissions on portfolio transactions effected on behalf of the Funds, and there is no affiliation between INVESCO or any person affiliated with INVESCO or the Funds and any broker or dealer that executes transactions for the Funds.

CAPITAL STOCK

The Company is authorized to issue up to six billion five hundred million shares of common stock with a par value of $0.01 per share. As of June 30, 2003, the following shares of each Fund were outstanding:

      Energy Fund - Investor Class                      12,655,029
      Energy Fund - Class A                                586,554
      Energy Fund - Class B                                103,693
      Energy Fund - Class C                                542,602
      Energy Fund - Class K                                 27,724
      Financial Services Fund - Investor Class          32,695,300
      Financial Services Fund - Class A                    218,147
      Financial Services Fund - Class B                     49,984
      Financial Services Fund - Class C                    471,976
      Financial Services Fund - Class K                     79,281
      Gold & Precious Metals Fund - Investor Class      37,091,848
      Gold & Precious Metals Fund - Class A              1,122,009
      Gold & Precious Metals Fund - Class B              1,147,385
      Gold & Precious Metals Fund - Class C              1,079,371
      Health Sciences Fund - Investor Class             24,239,387
      Health Sciences Fund - Class A                        51,145
      Health Sciences Fund - Class B                        21,733
      Health Sciences Fund - Class C                       170,268
      Health Sciences Fund - Class K                        62,107
      Leisure Fund - Investor Class                     17,593,072
      Leisure Fund - Class A                             1,058,624
      Leisure Fund - Class B                               322,351
      Leisure Fund - Class C                               636,384
      Leisure Fund - Class K                             2,465,577
      Real Estate Opportunity Fund - Investor Class      2,938,517
      Real Estate Opportunity Fund - Class A               303,621
      Real Estate Opportunity Fund - Class B                30,962
      Real Estate Opportunity Fund - Class C                87,379
      Technology Fund - Institutional Class             48,241,992
      Technology Fund - Investor Class                  51,335,046
      Technology Fund - Class A                            382,038
      Technology Fund - Class B                             33,819
      Technology Fund - Class C                            340,648
      Technology Fund - Class K                          1,536,418
      Telecommunications Fund - Investor Class          33,336,194
      Telecommunications Fund - Class A                     60,110
      Telecommunications Fund - Class B                      6,356
      Telecommunications Fund - Class C                    310,069
      Telecommunications Fund - Class K                    505,513

      Utilities Fund - Investor Class                    8,556,163
      Utilities Fund - Class A                              74,472
      Utilities Fund - Class B                              23,559
      Utilities Fund - Class C                              77,733

A share of each class of a Fund represents an identical interest in that Fund's investment portfolio and has the same rights, privileges, and preferences. However, each class may differ with respect to sales charges, if any, distribution and/or service fees, if any, other expenses allocable exclusively to each class, voting rights on matters exclusively affecting that class, and its exchange privilege, if any. The different sales charges and other expenses applicable to the different classes of shares of the Funds will affect the performance of those classes. Each share of a Fund is entitled to participate equally in dividends for that class, other distributions and the proceeds of any liquidation of a class of that Fund. However, due to the differing expenses of the classes, dividends and liquidation proceeds on Institutional Class, Investor Class, Class A, B, C, and K shares will differ. All shares of a Fund will be voted together, except that only the shareholders of a particular class of a Fund may vote on matters exclusively affecting that class, such as the terms of a Rule 12b-1 Plan as it relates to the class. All shares issued and outstanding are, and all shares offered hereby when issued will be, fully paid and nonassessable. The board of directors has the authority to designate additional classes of common stock without seeking the approval of shareholders and may classify and reclassify any authorized but unissued shares.

Shares have no preemptive rights and are freely transferable on the books of each Fund.

All shares of the Company have equal voting rights based on one vote for each share owned. The Company is not generally required and does not expect to hold regular annual meetings of shareholders. However, when requested to do so in writing by the holders of 10% or more of the outstanding shares of the Company or as may be required by applicable law or the Company's Articles of Incorporation, the board of directors will call special meetings of shareholders.

Directors may be removed by action of the holders of a majority of the outstanding shares of the Company. The Funds will assist shareholders in communicating with other shareholders as required by the 1940 Act.

Fund shares have noncumulative voting rights, which means that the holders of a majority of the shares of the Company voting for the election of directors of the Company can elect 100% of the directors if they choose to do so. If that occurs, the holders of the remaining shares voting for the election of directors will not be able to elect any person or persons to the board of directors. Directors may be removed by action of the holders of a majority of the outstanding shares of the Company.

TAX CONSEQUENCES OF OWNING SHARES OF A FUND

Each Fund intends to continue to conduct its business and satisfy the applicable diversification of assets, distribution, and source of income requirements to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund qualified as a regulated investment company and intends to continue to qualify during its current fiscal year. It is the policy of each Fund to distribute all investment company taxable income and net capital gains. As a result of this policy and the Funds' qualification as regulated investment companies, it is anticipated that none of the Funds will pay federal income or excise taxes and that all of the Funds will be accorded conduit or "pass through" treatment for federal income tax purposes. Therefore, any taxes that a Fund would ordinarily owe are paid by its shareholders on a pro-rata basis. If a Fund does not distribute all of its net investment income or net capital gains, it will be subject to income and excise taxes on the amount that is not distributed. If a Fund does not qualify as a regulated investment company, it will be subject to income tax on its net investment income and net capital gains at the corporate tax rates.

Dividends paid by a Fund from net investment income as well as distributions of net realized short-term capital gains and net realized gains from certain foreign currency transactions are taxable for federal income tax purposes as ordinary income to shareholders. After the end of each calendar year, the Funds send shareholders information regarding the amount and character of dividends paid in the year, including the dividends eligible for the dividends-received deduction for corporations. Dividends eligible for the dividends-received deduction will be limited to the aggregate amount of qualifying dividends that a Fund derives from its portfolio investments.

A Fund realizes a capital gain or loss when it sells a portfolio security for more or less than it paid for that security. Capital gains and losses are divided into short-term and long-term, depending on how long the Fund held the security which gave rise to the gain or loss. If the security was held one year or less the gain or loss is considered short-term, while holding a security for more than one year will generate a long-term gain or loss. A capital gain distribution consists of long-term capital gains which are taxed at the capital gains rate. Short-term capital gains are included with income from dividends and interest as ordinary income and are paid to shareholders as dividends, as discussed above. If total long-term gains on sales exceed total short-term losses, including any losses carried forward from previous years, a Fund will have a net capital gain. Distributions by a Fund of net capital gains are, for federal income tax purposes, taxable to the shareholder as a long-term capital gain regardless of how long a shareholder has held shares of the particular Fund. Such distributions are not eligible for the dividends-received deduction. After the end of each calendar year, the Funds send information to shareholders regarding the amount and character of distributions paid during the year.

All dividends and other distributions are taxable income to the shareholder, whether such dividends and distributions are reinvested in additional shares or paid in cash. If the net asset value of a Fund's shares should be reduced below a shareholder's cost as a result of a distribution, such distribution would be taxable to the shareholder although a portion would be a return of invested capital. The net asset value of shares of a Fund reflects accrued net investment income and undistributed realized capital and foreign currency gains; therefore, when a distribution is declared, the net asset value is reduced by the amount of the distribution. If shares of a Fund are purchased shortly before a distribution, the full price for the shares will be paid and some portion of the price may then be returned to the shareholder as a taxable dividend or capital gain. However, the net asset value per share will be reduced by the amount of the distribution. If a shareholder reinvests the distribution in a Fund, the shareholder's basis in the Fund increases by the amount of the distribution and the value of the Fund's investment is unchanged by the distribution.

If it invests in foreign securities, a Fund may be subject to the withholding of foreign taxes on dividends or interest it receives on foreign securities. Foreign taxes withheld will be treated as an expense of the Fund unless the Fund meets the qualifications and makes the election to enable it to pass these taxes through to shareholders for use by them as a foreign tax credit or deduction. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

A Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average value of at least 50% of its assets produce, or are held for the production of, passive income. Each Fund intends to "mark-to-market" its stock in any PFIC. In this context, "marking-to-market" means including in ordinary income for each taxable year the excess, if any, of the fair market value of the PFIC stock over the Fund's adjusted basis in the PFIC stock as of the end of the year. In certain circumstances, a Fund will also be allowed to deduct from ordinary income the excess, if any, of its adjusted basis in PFIC stock over the fair market value of the PFIC stock as of the end of the year. The deduction will only be allowed to the extent of any PFIC mark-to-market gains recognized as ordinary income in prior years. A Fund's adjusted tax basis in each PFIC stock for which it makes this election will be adjusted to reflect the amount of income included or deduction taken under the election.

Gains or losses (1) from the disposition of foreign currencies, (2) from the disposition of debt securities denominated in foreign currencies that are attributable to fluctuations in the value of the foreign currency between the date of acquisition of each security and the date of disposition, and (3) that are attributable to fluctuations in exchange rates that occur between the time a Fund accrues interest, dividends or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders.

INVESCO may provide Fund shareholders with information concerning the average cost basis of their shares in order to help them prepare their tax returns. This information is intended as a convenience to shareholders and will not be reported to the Internal Revenue Service (the "IRS"). The IRS permits the use of several methods to determine the cost basis of mutual fund shares. The cost basis information provided by INVESCO will be computed using the single-category average cost method, although neither INVESCO nor the Funds recommend any particular method of determining cost basis. Other methods may result in different tax consequences. Even if you have reported gains or losses for a Fund in past years using another basis method, you may be able to use the average cost method for determining gains or losses in the current year. However, once you have elected to use the average cost method, you must continue to use it unless you apply to the IRS for permission to change methods. Likewise, changing to any basis method other than the average cost method requires IRS approval.

If you sell Fund shares at a loss after holding them for six months or less, your loss will be treated as long-term (instead of short-term) capital loss to the extent of any capital gain distributions that you may have received on those shares. Similarly, if you sell Fund shares at a loss after holding them for six months or less, your loss will be disallowed to the extent of any exempt interest dividends that you may have received on those shares. If you pay a sales charge to acquire shares, that sales charge is generally treated as part of your cost basis for determining gain or loss upon disposition of those shares. However, if you exchange your shares within ninety days of acquisition and the sales charge was paid on the original shares, then the sales charge is not treated as part of your cost basis on the original shares, but instead, carries over to be included as part of your cost basis in the new or replacement shares.

Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and its net capital gains for the one-year period ending on October 31 of that year, plus certain other amounts.

You should consult your own tax adviser regarding specific questions as to federal, state, and local taxes. Dividends and capital gain distributions will generally be subject to applicable state and local taxes. Qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended, for income tax purposes does not entail government supervision of management or investment policies.

PERFORMANCE

From time to time, the Funds' advertising and/or sales literature may include discussions of general economic conditions, interest rates or generic topics pertaining to the mutual fund industry.

To keep shareholders and potential investors informed, INVESCO will occasionally advertise the Funds' total return for one-, five-, and ten-year periods (or since inception). Most advertisements of the Funds will disclose the maximum front-end sales charge imposed on purchases of a Fund's Class A shares and/or the applicable CDSC imposed on redemptions of a Fund's Class B and Class C shares. If any advertised performance data does not reflect the maximum front-end sales charge (if any), or the applicable CDSC, such advertisement will disclose that the sales charge or CDSC has not been deducted in computing the performance data, and that, if reflected, such charges would reduce the performance quoted.

Each Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for Class A shares reflects the deduction of the maximum front-end sales charge at the time of purchase. Standardized total return for Class B and Class C shares reflects the deduction of the maximum applicable CDSC on a redemption of shares held for the period. A 1% - 5% CDSC may be charged on redemptions of Class B shares held six years or less, other than shares acquired through reinvestment of dividends and other distributions. A 1% CDSC may be charged on redemptions of Class C shares held thirteen months or less, other than shares acquired through reinvestment of dividends and other distributions. Please see the section entitled "Distributor" for additional information on CDSCs. Total returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical investment in a Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual returns tend to even out variations in a Fund's returns, investors should realize that the Fund's performance is not constant over time, but changes from year to year, and that average annual returns do not represent the actual year-to-year performance of the Fund.

In addition to average annual returns, each Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total return shows the actual rate of return on an investment for the period cited; average annual total return represents the average annual percentage change in the value of an investment. Both cumulative and average annual total returns tend to "smooth out" fluctuations in a Fund's investment results, because they do not show the interim variations in performance over the periods cited. Total returns may be quoted with or without taking a Fund's maximum applicable Class A front-end sales charge or Class B or Class C CDSC into account. Excluding sales charges from a total return calculation produces a higher total return figure.

We may also advertise Real Estate Opportunity and Utilities Funds' "30-day SEC yield." "30-day SEC yield" is based on historical earnings and is not intended to indicate future performance. The "30-day SEC yield" of a Fund refers to the income generated by an investment in the Fund over a 30-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that period is assumed to be generated each 30-day period over a 52-week period and is shown as a percentage of the investment.

The "30-day SEC yield" for Real Estate Opportunity and Utilities Funds for the 30 days ended March 31, 2003 were:

                              INVESTOR
FUND                          CLASS       CLASS A       CLASS B       CLASS C

Real Estate Opportunity       3.95%       3.89%         3.35%         3.09%

Utilities                     2.91%       2.68%         2.18%         2.16%

More information about the Funds' recent and historical performance is contained in the Company's Annual Report to Shareholders. You can get a free copy by calling or writing to INVESCO using the telephone number or address on the back cover of the Funds' Prospectuses.

When we quote mutual fund rankings published by Lipper Inc., we may compare a Fund to others in its appropriate Lipper category, as well as the broad-based Lipper general fund groupings. These rankings allow you to compare a Fund to its peers. Other independent financial media also produce performance- or service-related comparisons, which you may see in our promotional materials.

Performance figures are based on historical earnings and are not intended to suggest future performance.

Average annual total return performance for the one-, five-, and ten- (or since inception) periods ended March 31, 2003 was:

                                                                                          10 YEAR OR
FUND AND CLASS                                            1 YEAR            5 YEAR        SINCE INCEPTION

INVESTOR CLASS
ENERGY FUND
     Return Before Taxes                                  (12.72)%            5.35%        8.93%
     Return After Taxes on Distributions                  (12.72)%            5.00%        7.46%
     Return After Taxes on Distributions
         and Sale of Fund Shares                           (7.81)%            4.35%        6.76%

FINANCIAL SERVICES FUND
     Return Before Taxes                                  (22.39)%           (1.20)%      10.38%
     Return After Taxes on Distributions                  (22.55)%           (2.50)%       7.45%
     Return After Taxes on Distributions
         and Sale of Fund Shares                          (13.73)%           (1.02)%       7.42%

GOLD & PRECIOUS METALS FUND
     Return Before Taxes                                    4.80%            (0.95)%      (3.25)%
     Return After Taxes on Distributions                    4.80%            (1.14)%      (4.53)%
     Return After Taxes on Distributions
         and Sale of Fund Shares                            2.95%            (0.87)%      (2.71)%

HEALTH SCIENCES FUND
     Return Before Taxes                                  (18.99)%            0.15%       11.34%
     Return After Taxes on Distributions                  (18.99)%           (1.77)%       9.00%
     Return After Taxes on Distributions
         and Sale of Fund Shares                          (11.66)%            0.05%        9.11%

LEISURE FUND
     Return Before Taxes                                  (20.87)%            7.87%       12.29%
     Return After Taxes on Distributions                  (20.87)%            6.21%       10.04
     Return After Taxes on Distributions
         and Sale of Fund Shares                          (12.81)%            6.19%        9.55%

REAL ESTATE OPPORTUNITY FUND
     Return Before Taxes                                  (1.12)%            (1.15)%       2.20%(1)
     Return After Taxes on Distributions                  (2.46)%            (3.39)%      (0.44)%(1)
     Return After Taxes on Distributions
         and Sale of Fund Shares                           (0.68)%           (2.09)%       0.41%(1)


                                                                                          10 YEAR OR
FUND AND CLASS                                            1 YEAR            5 YEAR        SINCE INCEPTION

TECHNOLOGY FUND
     Return Before Taxes                                  (44.43)%           (9.05)%       5.72%
     Return After Taxes on Distributions                  (44.43)%           (9.53)%       2.99%
     Return After Taxes on Distributions
         and Sale of Fund Shares                          (27.28)%           (6.42)%       4.13%

TELECOMMUNICATIONS FUND
     Return Before Taxes                                  (35.60)%          (15.09)%       1.36%(2)
     Return After Taxes on Distributions                  (35.60)%          (15.39)%      (0.06)%(2)
     Return After Taxes on Distributions
         and Sale of Fund Shares                          (21.86)%          (10.90)%       0.89%(2)

UTILITIES FUND
     Return Before Taxes                                  (20.99)%           (7.64)%       3.07%
     Return After Taxes on Distributions                  (21.84)%           (8.71)%       0.91%
     Return After Taxes on Distributions
         and Sale of Fund Shares                          (12.87)%           (5.79)%       1.80%

INSTITUTIONAL CLASS

TECHNOLOGY FUND
     Return Before Taxes                                  (43.94)%             N/A       (12.43)%(3)
     Return After Taxes on Distributions                  (43.94)%             N/A       (12.97)%(3)
     Return After Taxes on Distributions
         and Sale of Fund Shares                          (26.98)%             N/A        (8.91)%(3)

CLASS A - (INCLUDING FRONT-END SALES CHARGE)

ENERGY FUND
     Return Before Taxes                                  (17.32)%             N/A       (17.32)%(4)
     Return After Taxes on Distributions                  (17.32)%             N/A       (17.32)%(4)
     Return After Taxes on Distributions
         and Sale of Fund Shares                          (10.64)%             N/A       (10.64)%(4)

FINANCIAL SERVICES FUND
     Return Before Taxes                                  (26.62)%             N/A       (26.62)%(4)
     Return After Taxes on Distributions                  (26.90)%             N/A       (26.90)%(4)
     Return After Taxes on Distributions
         and Sale of Fund Shares                          (16.33)%             N/A       (16.33)%(4)


                                                                                          10 YEAR OR
FUND AND CLASS                                            1 YEAR            5 YEAR        SINCE INCEPTION

GOLD & PRECIOUS METALS FUND
     Return Before Taxes                                   (1.24)%             N/A        (1.24)%(4)
     Return After Taxes on Distributions                   (1.24)%             N/A        (1.24)%(4)
     Return After Taxes on Distributions
         and Sale of Fund Shares                           (0.84)%             N/A        (0.84)%(4)

HEALTH SCIENCES FUND
     Return Before Taxes                                 (23.39)%              N/A       (23.39)%(4)
     Return After Taxes on Distributions                 (23.39)%              N/A       (23.39)%(4)
     Return After Taxes on Distributions
         and Sale of Fund Shares                         (14.36)%              N/A       (14.36)%(4)

LEISURE FUND
     Return Before Taxes                                 (25.10)%              N/A       (25.10)%(4)
     Return After Taxes on Distributions                 (25.10)%              N/A       (25.10)%(4)
     Return After Taxes on Distributions
         and Sale of Fund Shares                         (15.41)%              N/A       (15.41)%(4)

REAL ESTATE OPPORTUNITY FUND
     Return Before Taxes                                   (6.88)%             N/A        (6.88)%(4)
     Return After Taxes on Distributions                   (8.44)%             N/A        (8.44)%(4)
     Return After Taxes on Distributions
         and Sale of Fund Shares                           (4.22)%             N/A        (4.22)%(4)

TECHNOLOGY FUND
     Return Before Taxes                                  (47.23)%             N/A       (47.23)%(4)
     Return After Taxes on Distributions                  (47.23)%             N/A       (47.23)%(4)
     Return After Taxes on Distributions
         and Sale of Fund Shares                          (29.00)%             N/A       (29.00)%(4)

TELECOMMUNICATIONS FUND
     Return Before Taxes                                  (39.45)%             N/A       (39.45)%(4)
     Return After Taxes on Distributions                  (39.45)%             N/A       (39.45)%(4)
     Return After Taxes on Distributions
         and Sale of Fund Shares                          (24.22)%             N/A       (24.22)%(4)


                                                                                          10 YEAR OR
FUND AND CLASS                                            1 YEAR            5 YEAR        SINCE INCEPTION

UTILITIES FUND
     Return Before Taxes                                  (25.39)%             N/A       (25.39)%(4)
     Return After Taxes on Distributions                  (26.38)%             N/A       (26.38)%(4)
     Return After Taxes on Distributions
         and Sale of Fund Shares                          (15.58)%             N/A       (15.58)%(4)

CLASS B - (INCLUDING CDSC)

ENERGY FUND
     Return Before Taxes                                  (18.24)%             N/A       (18.24)%(4)
     Return After Taxes on Distributions                  (18.24)%             N/A       (18.24)%(4)
     Return After Taxes on Distributions
         and Sale of Fund Shares                          (11.20)%             N/A       (11.20)%(4)

FINANCIAL SERVICES FUND
     Return Before Taxes                                  (27.48)%             N/A       (27.48)%(4)
     Return After Taxes on Distributions                  (27.66)%             N/A       (27.66)%(4)
     Return After Taxes on Distributions
         and Sale of Fund Shares                          (16.85)%             N/A       (16.85)%(4)

GOLD & PRECIOUS METALS FUND
     Return Before Taxes                                   (0.63)%             N/A        (0.63)%(4)
     Return After Taxes on Distributions                   (0.63)%             N/A        (0.63)%(4)
     Return After Taxes on Distributions
         and Sale of Fund Shares                           (0.39)%             N/A        (0.39)%(4)

HEALTH SCIENCES FUND
     Return Before Taxes                                  (24.39)%             N/A       (24.39)%(4)
     Return After Taxes on Distributions                  (24.39)%             N/A       (24.39)%(4)
     Return After Taxes on Distributions
         and Sale of Fund Shares                          (14.97)%             N/A       (14.97)%(4)


                                                                                          10 YEAR OR
FUND AND CLASS                                            1 YEAR            5 YEAR        SINCE INCEPTION

LEISURE FUND
     Return Before Taxes                                  (26.33)%             N/A       (26.33)%(4)
     Return After Taxes on Distributions                  (26.33)%             N/A       (26.33)%(4)
     Return After Taxes on Distributions
         and Sale of Fund Shares                          (16.17)%             N/A       (16.17)%(4)

REAL ESTATE OPPORTUNITY FUND
     Return Before Taxes                                   (6.94)%             N/A        (6.94)%(4)
     Return After Taxes on Distributions                   (8.50)%             N/A        (8.50)%(4)
     Return After Taxes on Distributions
         and Sale of Fund Shares                           (4.25)%             N/A        (4.25)%(4)

TECHNOLOGY FUND
     Return Before Taxes                                  (49.62)%             N/A       (49.62)%(4)
     Return After Taxes on Distributions                  (49.62)%             N/A       (49.62)%(4)
     Return After Taxes on Distributions
         and Sale of Fund Shares                          (30.47)%             N/A       (30.47)%(4)

TELECOMMUNICATIONS FUND
     Return Before Taxes                                  (41.17)%             N/A       (41.17)%(4)
     Return After Taxes on Distributions                  (41.17)%             N/A       (41.17)%(4)
     Return After Taxes on Distributions
         and Sale of Fund Shares                          (25.28)%             N/A       (25.28)%(4)

UTILITIES FUND
     Return Before Taxes                                  (26.67)%             N/A       (26.67)%(4)
     Return After Taxes on Distributions                  (27.40)%             N/A       (27.40)%(4)
     Return After Taxes on Distributions
         and Sale of Fund Shares                          (16.37)%             N/A       (16.37)%(4)

CLASS C - (INCLUDING CDSC)

ENERGY FUND
     Return Before Taxes                                  (14.33)%             N/A         7.26%(5)
     Return After Taxes on Distributions                  (14.33)%             N/A         6.70%(5)
     Return After Taxes on Distributions
         and Sale of Fund Shares                           (8.80)%             N/A         5.89%(5)


                                                                                          10 YEAR OR
FUND AND CLASS                                            1 YEAR            5 YEAR        SINCE INCEPTION

FINANCIAL SERVICES FUND
     Return Before Taxes                                  (24.22)%             N/A         0.18%(5)
     Return After Taxes on Distributions                  (24.25)%             N/A        (0.64)%(5)
     Return After Taxes on Distributions
         and Sale of Fund Shares                          (14.85)%             N/A         0.12%(5)

GOLD & PRECIOUS METALS FUND
     Return Before Taxes                                    3.13%              N/A        13.27%(5)
     Return After Taxes on Distributions                    3.13%              N/A        12.92%(5)
     Return After Taxes on Distributions
         and Sale of Fund Shares                            1.92%              N/A        10.66%(5)

HEALTH SCIENCES FUND
     Return Before Taxes                                  (21.16)%             N/A       (10.81)%(5)
     Return After Taxes on Distributions                  (21.16)%             N/A       (12.00)%(5)
     Return After Taxes on Distributions
         and Sale of Fund Shares                          (12.99)%             N/A        (8.51)%(5)

LEISURE FUND
     Return Before Taxes                                  (22.65)%             N/A        (6.91)%(5)
     Return After Taxes on Distributions                  (22.65)%             N/A        (8.20)%(5)
     Return After Taxes on Distributions
         and Sale of Fund Shares                          (13.91)%             N/A        (5.54)%(5)

REAL ESTATE OPPORTUNITY FUND
     Return Before Taxes                                   (2.81)%             N/A         7.56%(5)
     Return After Taxes on Distributions                   (3.18)%             N/A         6.66%(5)
     Return After Taxes on Distributions
         and Sale of Fund Shares                           (1.72)%             N/A         5.67%(5)

TECHNOLOGY FUND
     Return Before Taxes                                  (45.87)%             N/A       (42.30)%(5)
     Return After Taxes on Distributions                  (45.87)%             N/A       (42.54)%(5)
     Return After Taxes on Distributions
         and Sale of Fund Shares                          (28.17)%             N/A       (28.82)%(5)


                                                                                          10 YEAR OR
FUND AND CLASS                                            1 YEAR            5 YEAR        SINCE INCEPTION

TELECOMMUNICATIONS FUND
     Return Before Taxes                                  (37.20)%             N/A       (47.24)%(5)
     Return After Taxes on Distributions                  (37.20)%             N/A       (47.45)%(5)
     Return After Taxes on Distributions
         and Sale of Fund Shares                          (22.84)%             N/A       (31.22)%(5)

UTILITIES FUND
     Return Before Taxes                                  (22.85)%             N/A       (22.75)%(5)
     Return After Taxes on Distributions                  (23.17)%             N/A       (23.24)%(5)
     Return After Taxes on Distributions
         and Sale of Fund Shares                          (14.02)%             N/A       (16.97)%(5)

CLASS K

ENERGY FUND
     Return Before Taxes                                  (13.52)%             N/A        (3.16)%(6)
     Return After Taxes on Distributions                  (13.52)%             N/A        (3.16)%(6)
     Return After Taxes on Distributions
         and Sale of Fund Shares                           (8.30)%             N/A        (2.52)%(6)

FINANCIAL SERVICES FUND
     Return Before Taxes                                  (22.62)%             N/A        (9.90)%(6)
     Return After Taxes on Distributions                  (22.81)%             N/A       (10.65)%(6)
     Return After Taxes on Distributions
         and Sale of Fund Shares                          (13.86)%             N/A        (7.86)%(6)

HEALTH SCIENCES FUND
     Return Before Taxes                                  (19.50)%             N/A       (15.39)%(6)
     Return After Taxes on Distributions                  (19.50)%             N/A       (15.39)%(6)
     Return After Taxes on Distributions
         and Sale of Fund Shares                          (11.98)%             N/A         2.02)%(6)


                                                                                          10 YEAR OR
FUND AND CLASS                                            1 YEAR            5 YEAR        SINCE INCEPTION

LEISURE FUND
     Return Before Taxes                                  (21.14)%             N/A       (11.75)%(7)
     Return After Taxes on Distributions                  (21.14)%             N/A       (11.75)%(7)
     Return After Taxes on Distributions
         and Sale of Fund Shares                          (12.98)%             N/A        (9.37)%(7)

TECHNOLOGY FUND
     Return Before Taxes                                  (44.47)%             N/A       (42.11)%(6)
     Return After Taxes on Distributions                  (44.47)%             N/A       (42.11)%(6)
     Return After Taxes on Distributions
         and Sale of Fund Shares                          (27.31)%             N/A       (30.81)%(6)

TELECOMMUNICATIONS FUND
     Return Before Taxes                                  (35.77)%             N/A       (48.09)%(6)
     Return After Taxes on Distributions                  (35.77)%             N/A       (48.09)%(6)
     Return After Taxes on Distributions
         and Sale of Fund Shares                          (21.96)%             N/A       (34.45)%(6)

(1) The Fund commenced investment operations on January 2, 1997.

(2) The Fund commenced investment operations on August 1, 1994.

(3) Institutional Class shares commenced investment operations on December 22, 1998.

(4) Class A and Class B shares commenced operations on April 1, 2002.

(5) Class C shares commenced operations on February 15, 2000.

(6) Class K shares commenced operations on December 1, 2000.

(7) Class K shares commenced operations on December 17, 2001.

Average annual total return before taxes was computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                         n
                                 P(1 + T)   = ERV

where:         P = a hypothetical initial payment of $1,000
               T = average annual total return
               n = number of years
               ERV = ending redeemable value of initial payment

Average annual total return after taxes on distributions and after taxes on distributions and sale of Fund shares is computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending value, according to the following formula:

After taxes on distributions:

                                         n
                                 P(1 + T)  = ATV
                                                D

where:         P = a hypothetical initial payment of $1,000
               T = average annual total return (after taxes on distributions) n = number of years
               ATV  = ending value of a hypothetical $1,000
                  D
               payment made at the beginning of the 1-, 5-, or 10- year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion) after taxes on fund distributions but not after taxes on redemptions.

After taxes on distributions and redemption:

                                        n
                                P(1 + T)  = ATV
                                               DR

where:         P = a hypothetical initial payment of $1,000
               T = average annual total return (after taxes on
                   distributions and redemption) n = number of years
               ATV = ending value of a hypothetical $1,000 payment made at the
                  DR
               beginning of the 1-, 5-, or 10- year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion) after taxes on fund distributions and redemptions.

The average annual total return performance figures shown above were determined by solving the above formula for "T" for each time period indicated.

The "30-day SEC yield" is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                  (a-b)     6
        Yield = 2[----- + 1)  - 1]
                  (cd)

where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
               d = the maximum offering price per share on the last
                   day of the period

In conjunction with performance reports, comparative data between a Fund's performance for a given period and other types of investment vehicles, including certificates of deposit, may be provided to prospective investors and shareholders.

In conjunction with performance reports and/or analyses of shareholder services for a Fund, comparative data between that Fund's performance for a given period and recognized indices of investment results for the same period, and/or assessments of the quality of shareholder service, may be provided to shareholders. Such indices include indices provided by Dow Jones & Company, S&P, Lipper Inc., Lehman Brothers, National Association of Securities Dealers Automated Quotations, Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times Stock Exchange, the New York Stock Exchange, the Nikkei Stock Average, and Deutcher Aktienindex, all of which are unmanaged market indicators. In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service made by independent sources may be used in advertisements, sales literature or shareholder reports, including reprints of, or selections from, editorials or articles about the Fund. These sources utilize information compiled (i) internally; (ii) by Lipper Inc.; or (iii) by other recognized analytical services. The Lipper Inc. mutual fund rankings and comparisons which may be used by the Funds in performance reports will be drawn from the following mutual fund groupings, in addition to the broad-based Lipper general fund groupings.

                                            LIPPER MUTUAL
               FUND                         FUND CATEGORY

               Energy                       Natural Resources
               Financial Services           Financial Services
               Gold & Precious Metals       Gold Oriented
               Health Sciences              Health/Biotechnology
               Leisure                      Specialty/Miscellaneous
               Real Estate Opportunity      Real Estate Funds
               Technology                   Science and Technology
               Telecommunications           Global Funds
               Utilities                    Utility

Sources for Fund performance information and articles about the Funds include, but are not limited to, the following:

        AMERICAN ASSOCIATION OF INDIVIDUAL INVESTORS' JOURNAL
        ARIZONA REPUBLIC
        BANXQUOTE
        BARRON'S
        BLOOMBERG NEWS
        BOSTON GLOBE
        BUSINESS WEEK
        CNBC
        CNN
        CHICAGO SUN-TIMES

        CHICAGO TRIBUNE
        DENVER BUSINESS JOURNAL
        DENVER POST
        DOW JONES NEWS WIRE
        FINANCIAL TIMES
        FORBES
        FORTUNE
        IBBOTSON ASSOCIATES, INC.
        INSTITUTIONAL INVESTOR
        INVESTOR'S BUSINESS DAILY
        KIPLINGER'S PERSONAL FINANCE
        LIPPER INC.'S MUTUAL FUND PERFORMANCE ANALYSIS
        LOS ANGELES TIMES
        MONEY MAGAZINE
        MORNINGSTAR
        MUTUAL FUNDS MAGAZINE
        NEW YORK TIMES
        ROCKY MOUNTAIN NEWS
        SMART MONEY
        TIME
        U.S. NEWS AND WORLD REPORT
        USA TODAY
        WALL STREET JOURNAL
        WASHINGTON POST
        WIESENBERGER INVESTMENT COMPANIES SERVICES

PROXY VOTING

The Boards of Directors of the INVESCO Mutual Funds have expressly delegated to INVESCO the responsibility to vote proxies related to the securities held in the Funds' portfolios. Under this authority, INVESCO is required by the Boards of Directors to act solely in the interests of shareholders of the Funds. Other INVESCO clients who have delegated proxy voting authority to INVESCO similarly require that proxy votes be cast in the best interests of the client.

On behalf of the Funds and its other clients, INVESCO acquires and holds a company's securities in the portfolios it manages in the expectation that they will be a good investment and appreciate in value. As such, INVESCO votes proxies with a focus on the investment implications of each matter upon which a vote is solicited.

A copy of the description of the Funds' proxy voting policy and procedures, as administered by INVESCO is available without charge by calling 1-800-525-8085. It is also available on the website of the Securities and Exchange Commission, at www.sec.gov, and on the Funds' website, www.invescofunds.com.

PROXY VOTING ADMINISTRATION -- INVESCO's proxy review and voting process, which has been in place for many years, meets INVESCO's obligations to all of its clients, including the Funds.

To discharge its responsibilities to the Funds, INVESCO has established a Proxy Committee that establishes guidelines and generally oversees the proxy voting process. The Committee consists of INVESCO's General Counsel, its Chief Investment Officer, its Vice President of Investment Operations and INVESCO's Proxy Administrator. In addition to INVESCO's knowledge of its portfolio companies, the Committee relies upon independent research provided by third parties in fulfilling its responsibilities.

INVESCO, in turn, has engaged a third party, Institutional Shareholder Services ("ISS"), to act as its agent for the administrative and ministerial aspects of proxy voting of portfolio securities, as well as to provide independent research. ISS votes proxies for the Funds on routine matters in accordance with guidelines established by INVESCO and the Funds. These guidelines are reviewed periodically by the Proxy Committee and the Funds' Boards of Directors; accordingly, they are subject to change. Although it occurs infrequently, the guidelines may be overridden by INVESCO in any particular vote, depending upon specific factual circumstances. ISS also serves as the proxy voting record keeper for INVESCO.

Issues that are not covered by INVESCO's proxy voting guidelines, or that are determined by INVESCO on a case-by-case basis, are referred to INVESCO's Chief Investment Officer, who has been granted the ultimate authority and responsibility by the Proxy Committee and the Funds' Boards of Directors to decide how the proxies shall be voted on these issues. The INVESCO Chief Investment Officer, through the Proxy Administrator, is responsible for notifying ISS how to vote on these issues.

GUIDELINES AND POLICIES -- Overview -- As part of its investment process, INVESCO examines the management of all portfolio companies. The ability and judgment of management is, in INVESCO's opinion, critical to the investment success of any portfolio company. INVESCO generally will not hold securities of companies whose management it questions, and accords substantial weight to management opinions. Not surprisingly, INVESCO casts most of its proxy votes, particularly on routine matters, in accordance with portfolio company management recommendations.

At the same time, when INVESCO believes that the position of the management of a portfolio company may not be in the best interests of shareholders, the Committee or an individual portfolio manager can vote against the management recommendation. In certain cases, INVESCO consistently will vote against management in furtherance of established guidelines on specific matters.

As a general rule, INVESCO votes against any proposals which would reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders' investments. In addition, absent specific prior authorization from INVESCO's General Counsel, INVESCO does not:

     o Engage in conduct that involves an attempt to change or influence the control of a portfolio company.

     o    Announce its voting intentions and the reasons therefor.

     o Participate in a proxy solicitation or otherwise seek proxy-voting authority from any other portfolio company shareholder.

     o Act in concert with other portfolio company shareholders in connection with any proxy issue or other activity involving the control or management of a portfolio company.

Although INVESCO reserves the right to vote proxy issues on behalf of the Funds on a case-by- case basis if facts and circumstances so warrant, it will usually vote on issues in the manner described below.

ROUTINE MATTERS -- INVESCO generally votes in favor of ratification of accountants, changing corporate names and similar matters. It generally withholds voting authority on unspecified "other matters" that may be listed on a proxy card.

BOARDS OF DIRECTORS -- INVESCO generally votes for management's slate of director nominees. However, it votes against incumbent nominees with poor attendance records, or who have otherwise acted in a manner INVESCO believes is not in the best interests of shareholders.

INVESCO generally opposes attempts to classify boards of directors to eliminate cumulative voting.

COMPENSATION -- INVESCO believes that it is important that a company's equity based compensation plan is aligned with the interests of shareholders, including the Funds and its other clients. Many compensation plans are examined on a case-by-case basis by INVESCO, and INVESCO generally opposes packages that it believes provide excessive awards or create excessive shareholder dilution. INVESCO usually opposes proposals to reprice options because the underlying stock has fallen in value.

ANTI-TAKEOVER AND SIMILAR CORPORATE GOVERNANCE ISSUES -- INVESCO generally opposes poison pills, unequal voting rights plans, provisions requiring supermajority approval of a merger and other matters that are designed to limit the ability of shareholders to approve merger transactions. INVESCO generally votes in favor of increases in authorized shares.

SOCIAL ISSUES -- INVESCO believes that it is management's responsibility to handle such issues, and generally votes with management on these types of issues, or abstains. INVESCO will oppose issues that it believes will be a detriment to the investment performance of a portfolio company.

CONFLICTS OF INTEREST -- Historically, INVESCO has not had situations in which the interests of its Fund shareholders or other clients are at variance with INVESCO's own interests. In routine matters, INVESCO votes proxies in accordance with established guidelines, and the opportunity for conflict simply does not arise.

In matters that INVESCO examines on a case-by-case basis, or where parties may seek to influence INVESCO's vote (for example, a merger proposal), or in any instance where INVESCO believes there may be an actual or perceived conflict of interest, INVESCO votes the proxy in what it believes to be in the best investment interests of its Fund shareholders and other clients. In such matters, INVESCO's Chief Investment Officer makes the decision, which is reviewed by INVESCO's General Counsel.

Matters in which INVESCO votes against its established guidelines, or matters in which INVESCO believes there may be an actual perceived conflict of interest, together with matters in which INVESCO votes against management recommendations, are reported to the Funds' Boards of Directors on a quarterly basis, together with the reasons for such votes.

CODE OF ETHICS

INVESCO and ADI permit investment and other personnel to purchase and sell securities for their own accounts, subject to a compliance policy governing personal investing. This policy requires INVESCO's and ADI's personnel to conduct their personal investment activities in a manner that INVESCO and ADI believe is not detrimental to the Funds, or INVESCO's other advisory clients. The Code of Ethics is on file with, and may be obtained from, the Commission.

FINANCIAL STATEMENTS

The financial statements for the Funds for the fiscal year ended March 31, 2003 are incorporated herein by reference from INVESCO Sector Funds, Inc.'s Annual Report to Shareholders dated March 31, 2003.

APPENDIX A

BOND RATINGS

The following is a description of Moody's and S&P's bond ratings:

MOODY'S CORPORATE BOND RATINGS

INVESTMENT GRADE

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities.

A - Bonds rated A possess many favorable investment attributes, and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NON-INVESTMENT GRADE

Ba - Bonds rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any longer period of time may be small.

Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

S&P CORPORATE BOND RATINGS

INVESTMENT GRADE

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB - Bonds rated BBB are regarded as having an adequate capability to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

NON-INVESTMENT GRADE

BB - Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Bonds rated CCC have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

                            PART C. OTHER INFORMATION

ITEM 23.    EXHIBITS

               (a) Articles of Amendment and Restatement of Articles of Incorporation filed December 2, 1999.(4)

                   (1) Articles of Transfer of INVESCO Specialty Funds, Inc. and INVESCO Sector Funds, Inc. filed February 10, 2000.(5)

                   (2) Articles of Amendment to the Articles of Amendment and Restatement of the Articles of Incorporation filed February 16, 2000.(5)

                   (3) Articles of Amendment to the Articles of Amendment and Restatement of the Articles of Incorporation filed May 17, 2000.(5)

                   (4) Articles Supplementary to the Articles of Amendment and Restatement of the Articles of Incorporation filed November 22, 2000.(6)

                   (5) Articles Supplementary to the Articles of Amendment and Restatement of the Articles of Incorporation filed August 20, 2001.(9)

                   (6) Articles of Correction to the Articles of Amendment and Restatement of the Articles of Incorporation filed January 28, 2002.(11)

                   (7) Articles Supplementary to the Articles of Amendment and Restatement of Articles of Incorporation filed January 29, 2002.(11)

                   (8) Certificate of Correction to the Articles of Amendment to the Articles of Amendment and Restatement of the Articles of Incorporation filed January 25, 2002.(12)

                   (9) Certificate of Correction to the Articles of Amendment to the Articles of Amendment and Restatement of the Articles of Incorporated filed June 24, 2002.(13)

                   (10) Articles of Amendment to Articles of Amendment and Restatement of Articles of Incorporation filed June 24, 2002.(13)

                   (11) Articles of Restatement of the Articles of Incorporation filed July 2, 2002.(13)

               (b) Bylaws, as amended July 21, 1993.(1)

               (c) Provisions of instruments defining the rights of holders of Registrant's securities are contained in Articles III, IV and VIII of the Articles of Incorporation and Articles II, VI, VII, VIII and IX of the Bylaws of the Registrant.

               (d) Investment Advisory Agreement between Registrant and INVESCO Funds Group, Inc. dated February 28, 1997.(2)

                   (1) Amendment dated May 13, 1999 to the Investment Advisory Agreement.(4)

                   (2) Amendment dated February 14, 2000 to the Investment Advisory Agreement.(5)

               (e) (1) Underwriting Agreement between Registrant and A I M Distributors, Inc. dated July 1, 2003 (filed herewith).

               (f) (1) INVESCO Funds Retirement Plan for Independent Directors dated October 30, 2001.(11)

                   (2) Deferred Retirement Plan Account Agreement for Independent Directors (filed herewith).

               (g) Custodian Agreement between Registrant and State Street Bank and Trust dated May 8, 2001 as amended September 28, 2001, October 5, 2001, October 19, 2001, March 29, 2002,
                     April 30, 2002, July 31, 2002, August 30, 2002, October 21,
                     2002, November 1, 2002, November 30, 2002, December 26, 2002, January 31, 2003, and February 10, 2003 (filed herewith).

               (h) (1) Transfer Agency Agreement between Registrant and INVESCO
                    Funds Group, Inc. dated June 1, 2000, as amended August 23, 2000, November 8, 2000, November 28, 2000, November 29, 2000, May 15, 2001, September 28, 2001, October 5, 2001,
                    October 19, 2001, March 29, 2002, April 30, 2002, July 31,
                    2002, August 30, 2002, October 21, 2002, November 1, 2002,
                    November 30, 2002, December 26, 2002, January 31, 2003, and February 10, 2003 (filed herewith).

                    (2) Administrative Services Agreement between Registrant and INVESCO Funds Group, Inc. dated June 1, 2000, as amended August 23, 2000, November 8, 2000, November 28, 2000,
                    November 29, 2000, May 15, 2001, September 28, 2001, October 5, 2001, October 19, 2001, March 29, 2002, April 30, 2002,
                    July 31, 2002, August 30, 2002, October 21, 2002, November 1, 2002, November 30, 2002, December 26, 2002, January 31,
                    2003, and February 10, 2003 (filed herewith).

               (i) Opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable dated January 30, 2002.(11)

               (j)  Consent of Independent Accountants (filed herewith).

               (k)  Not applicable.

               (l)  Not applicable.

               (m) (1) Amended and Restated Master Plan and Agreement of Distribution adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated July 1, 2003, with respect to the Funds' Investor Class shares (filed herewith).

                    (2) Amended and Restated Master Distribution Plan and Agreement adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated July 1, 2003, with respect to the Funds' Class A shares (filed herewith).

                    (3) Amended and Restated Master Distribution Plan and Agreement adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated July 1, 2003, with respect to the Funds' Class B shares (filed herewith).

                    (4) Amended and Restated Master Distribution Plan and Agreement adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated July 1, 2003, with respect to the Funds' Class C shares (filed herewith).

                    (5) Amended and Restated Master Distribution Plan and Agreement adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated July 1, 2003, with respect to the Funds' Class K shares (filed herewith).

               (n) Multiple Class Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940 adopted July 1, 2003 (filed herewith).

               (o)  Not applicable.

               (p)  Code of Ethics Pursuant to Rule 17j-1 (filed herewith).

(1) Previously filed with Post-Effective Amendment No. 20 to the Registration Statement on December 30, 1996, and incorporated by reference herein.

(2) Previously filed with Post-Effective Amendment No. 21 to the Registration Statement on December 24, 1997 and incorporated by reference herein.

(3) Previously filed with Post-Effective Amendment No. 22 to the Registration Statement on December 30, 1998 and incorporated by reference herein.

(4) Previously filed with Post-Effective Amendment No. 26 to the Registration Statement on January 24, 2000 and incorporated by reference herein.

(5) Previously filed with Post-Effective Amendment No. 27 to the Registration Statement on July 24, 2000 and incorporated by reference herein.

(6) Previously filed with Post-Effective Amendment No. 29 to the Registration Statement on November 28, 2000 and incorporated by reference herein.

(7) Previously filed with Post-Effective Amendment No. 30 to the Registration Statement on July 26, 2001 and incorporated by reference herein.

(8) Previously filed with Post-Effective Amendment No. 31 to the Registration Statement on August 1, 2001 and incorporated by reference herein.

(9) Previously filed with Post-Effective Amendment No. 32 to the Registration Statement on September 28, 2001 and incorporated by reference herein.

(10) Previously filed with Post-Effective Amendment No. 33 to the Registration Statement on December 3, 2001 and incorporated by reference herein.

(11) Previously filed with Post-Effective Amendment No. 34 to the Registration Statement on January 30, 2002 and incorporated by reference herein.

(12) Previously filed with Post-Effective Amendment No. 35 to the Registration Statement on May 14, 2002 and incorporated by reference herein.

(13) Previously filed with Post-Effective Amendment No. 36 to the Registration Statement on July 12, 2002 and incorporated by reference herein.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH INVESCO SECTOR FUNDS, INC. (THE "COMPANY")

No person is presently controlled by or under common control with the Company.


ITEM 25.   INDEMNIFICATION

Indemnification provisions for officers, directors, and employees of the Company are set forth in Article X of the Amended Bylaws and Article VII of the Articles of Restatement of the Articles of Incorporation, and are hereby incorporated by reference. See Item 23(a) and (b) above. Under these Articles, directors and officers will be indemnified to the fullest extent permitted to directors by the Maryland General Corporation Law, subject only to such limitations as may be required by the Investment Company Act of 1940, as amended, and the rules thereunder. Under the Investment Company Act of 1940, directors and officers of the Company cannot be protected against liability to the Fund or its shareholders to which they would be subject because of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties of their office. The Company also maintains liability insurance policies covering its directors and officers.

ITEM 26.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

See "Fund Management" in the Funds' Prospectuses and "Management of the Funds" in the Statement of Additional Information for information regarding the business of the investment advisor, INVESCO.

Following are the names and principal occupations of each director and officer of the investment advisor, INVESCO. Certain of these persons hold positions with ADI, a subsidiary of INVESCO.

--------------------------------------------------------------------------------
                           Position with       Principal Occupation and
Name                          Advisor             Company Affiliation
--------------------------------------------------------------------------------
John D. Rogers             Chairman            Chairman of the Board
                                               INVESCO Funds Group, Inc.
                                               4350 South Monaco Street
                                               Denver, CO 80237
--------------------------------------------------------------------------------
Raymond R. Cunningham      Officer &           President & Chief Executive
                           Director            Officer
                                               INVESCO Funds Group, Inc.
                                               4350 South Monaco Street
                                               Denver, CO 80237
--------------------------------------------------------------------------------
Stacie L. Cowell           Officer             Senior Vice President
                                               INVESCO Funds Group, Inc.
                                               4350 South Monaco Street
                                               Denver, CO 80237
--------------------------------------------------------------------------------
William J. Galvin, Jr.     Officer &           Senior Vice President &
                           Director            Assistant Secretary
                                               INVESCO Funds Group, Inc.
                                               4350 South Monaco Street
                                               Denver, CO 80237
--------------------------------------------------------------------------------
Mark D. Greenberg          Officer             Senior Vice President
                                               INVESCO Funds Group, Inc.
                                               4350 South Monaco Street
                                               Denver, CO 80237
--------------------------------------------------------------------------------
Ronald L. Grooms           Officer &           Senior Vice President & Treasurer
                           Director            INVESCO Funds Group, Inc.
                                               4350 South Monaco Street
                                               Denver, CO  80237
--------------------------------------------------------------------------------
Brian B. Hayward           Officer             Senior Vice President
                                               INVESCO Funds Group, Inc.
                                               4350 South Monaco Street
                                               Denver, CO 80237
--------------------------------------------------------------------------------
Richard W. Healey          Officer &           Senior Vice President
                           Director            INVESCO Funds Group, Inc.
                                               4350 South Monaco Street
                                               Denver, CO  80237
--------------------------------------------------------------------------------
Patricia F. Johnston       Officer             Senior Vice President
                                               INVESCO Funds Group, Inc.
                                               4350 South Monaco Street
                                               Denver, CO  80237
--------------------------------------------------------------------------------
William R. Keithler        Officer             Senior Vice President
                                               INVESCO Funds Group, Inc.
                                               4350 South Monaco Street
                                               Denver, CO 80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Thomas A. Kolbe            Officer             Senior Vice President
                                               INVESCO Funds Group, Inc.
                                               4350 South Monaco Street
                                               Denver, CO  80237
--------------------------------------------------------------------------------
Charles P. Mayer           Officer             Senior Vice President
                                               INVESCO Funds Group, Inc.
                                               4350 South Monaco Street
                                               Denver, CO  80237
--------------------------------------------------------------------------------
Timothy J. Miller          Officer &           Senior Vice President and
                           Director            Chief Investment Officer
                                               INVESCO Funds Group, Inc.
                                               4350 South Monaco Street
                                               Denver, CO  80237
--------------------------------------------------------------------------------
Laura M. Parsons           Officer             Senior Vice President
                                               INVESCO Funds Group, Inc.
                                               4350 South Monaco Street
                                               Denver, CO  80237
--------------------------------------------------------------------------------
Glen A. Payne              Officer             Senior Vice President, Secretary
                                               & General Counsel
                                               INVESCO Funds Group, Inc.
                                               4350 South Monaco Street
                                               Denver, CO  80237
--------------------------------------------------------------------------------
Gary J. Rulh               Officer             Senior Vice President
                                               INVESCO Funds Group, Inc.
                                               4350 South Monaco Street
                                               Denver, CO 80237
--------------------------------------------------------------------------------
John S. Segner             Officer             Senior Vice President
                                               INVESCO Funds Group, Inc.
                                               4350 South Monaco Street
                                               Denver, CO  80237
--------------------------------------------------------------------------------
Marie E. Aro               Officer             Vice President
                                               INVESCO Funds Group, Inc.
                                               4350 South Monaco Street
                                               Denver, CO  80237
--------------------------------------------------------------------------------
Jeffrey R. Botwinick       Officer             Vice President
                                               INVESCO Funds Group, Inc.
                                               4350 South Monaco Street
                                               Denver, CO  80237
--------------------------------------------------------------------------------
Michael D. Cobinachi       Officer             Vice President
                                               INVESCO Funds Group, Inc.
                                               4350 South Monaco Street
                                               Denver, CO  80237
--------------------------------------------------------------------------------
Glen D. Cohen              Officer             Vice President
                                               INVESCO Funds Group, Inc.
                                               4350 South Monaco Street
                                               Denver, CO  80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Rhonda Dixon-Gunner        Officer             Vice President
                                               INVESCO Funds Group, Inc.
                                               4350 South Monaco Street
                                               Denver, CO 80237
--------------------------------------------------------------------------------
Delta L. Donohue           Officer             Vice President
                                               INVESCO Funds Group, Inc.
                                               4350 South Monaco Street
                                               Denver, CO  80237
--------------------------------------------------------------------------------
James B. Duffy             Officer             Vice President
                                               INVESCO Funds Group, Inc.
                                               4350 South Monaco Street
                                               Denver, CO  80237
--------------------------------------------------------------------------------
Harvey I. Fladeland        Officer             Vice President
                                               INVESCO Funds Group, Inc.
                                               4350 South Monaco Street
                                               Denver, CO  80237
--------------------------------------------------------------------------------
Linda J. Gieger            Officer             Vice President
                                               INVESCO Funds Group, Inc.
                                               4350 South Monaco Street
                                               Denver, CO  80237
--------------------------------------------------------------------------------
Robert J. Hickey           Officer             Vice President
                                               INVESCO Funds Group, Inc.
                                               4350 South Monaco Street
                                               Denver, CO  80237
--------------------------------------------------------------------------------
Richard R. Hinderlie       Officer             Vice President
                                               INVESCO Funds Group, Inc.
                                               4350 South Monaco Street
                                               Denver, CO  80237
--------------------------------------------------------------------------------
Stuart A. Holland          Officer             Vice President
                                               INVESCO Funds Group, Inc.
                                               4350 South Monaco Street
                                               Denver, CO  80237
--------------------------------------------------------------------------------
Thomas M. Hurley           Officer             Vice President
                                               INVESCO Funds Group, Inc.
                                               4350 South Monaco Street
                                               Denver, CO  80237
--------------------------------------------------------------------------------
Brian A. Jeffs             Officer             Vice President
                                               INVESCO Funds Group, Inc.
                                               4350 South Monaco Street
                                               Denver, CO  80237
--------------------------------------------------------------------------------
Sean D. Katof              Officer             Vice President
                                               INVESCO Funds Group, Inc.
                                               4350 South Monaco Street
                                               Denver, CO 80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Joseph J. Klauzer          Officer             Vice President
                                               INVESCO Funds Group, Inc.
                                               4350 South Monaco Street
                                               Denver, CO  80237
--------------------------------------------------------------------------------
Peter M. Lovell            Officer             Vice President
                                               INVESCO Funds Group, Inc.
                                               4350 South Monaco Street
                                               Denver, CO  80237
--------------------------------------------------------------------------------
Matthew W. Lowell          Officer             Vice President
                                               INVESCO Funds Group, Inc.
                                               4350 South Monaco Street
                                               Denver, CO  80237
--------------------------------------------------------------------------------
James F. Lummanick         Officer             Vice President & Chief
                                               Compliance Officer
                                               INVESCO Funds Group, Inc.
                                               4350 South Monaco Street
                                               Denver, CO  80237
--------------------------------------------------------------------------------
Thomas A. Mantone, Jr.     Officer             Vice President
                                               INVESCO Funds Group, Inc.
                                               4350 South Monaco Street
                                               Denver, CO  80237
--------------------------------------------------------------------------------
Corey M. McClintock        Officer             Vice President
                                               INVESCO Funds Group, Inc.
                                               4350 South Monaco Street
                                               Denver, CO 80237
--------------------------------------------------------------------------------
Frederick R. (Fritz) Meyer Officer             Vice President
                                               INVESCO Funds Group, Inc.
                                               4350 South Monaco Street
                                               Denver, CO  80237
--------------------------------------------------------------------------------
Stephen A. Moran           Officer             Vice President
                                               INVESCO Funds Group, Inc.
                                               4350 South Monaco Street
                                               Denver, CO 80237
--------------------------------------------------------------------------------
Jeffrey G. Morris          Officer             Vice President
                                               INVESCO Funds Group, Inc.
                                               4350 South Monaco Street
                                               Denver, CO  80237
--------------------------------------------------------------------------------
Donald R. Paddack          Officer             Vice President
                                               INVESCO Funds Group, Inc.
                                               4350 South Monaco Street
                                               Denver, CO  80237
--------------------------------------------------------------------------------
Thomas E. Pellowe          Officer             Vice President
                                               INVESCO Funds Group, Inc.
                                               4350 South Monaco Street
                                               Denver, CO  80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Dean C. Phillips           Officer             Vice President
                                               INVESCO Funds Group, Inc.
                                               4350 South Monaco Street
                                               Denver, CO  80237
--------------------------------------------------------------------------------
Pamela J. Piro             Officer             Vice President & Assistant
                                               Treasurer
                                               INVESCO Funds Group, Inc.
                                               4350 South Monaco Street
                                               Denver, CO  80237
--------------------------------------------------------------------------------
Sean F. Reardon            Officer             Vice President
                                               INVESCO Funds Group, Inc.
                                               4350 South Monaco Street
                                               Denver, CO  80237
--------------------------------------------------------------------------------
Dale A. Reinhardt          Officer             Vice President
                                               INVESCO Funds Group, Inc.
                                               4350 South Monaco Street
                                               Denver, CO 80237
--------------------------------------------------------------------------------
Anthony R. Rogers          Officer             Vice President
                                               INVESCO Funds Group, Inc.
                                               4350 South Monaco Street
                                               Denver, CO 80237
--------------------------------------------------------------------------------
Reagan A. Shopp            Officer             Vice President
                                               INVESCO Funds Group, Inc.
                                               4350 South Monaco Street
                                               Denver, CO  80237
--------------------------------------------------------------------------------
Joseph W. Skornicka        Officer             Vice President
                                               INVESCO Funds Group, Inc.
                                               4350 South Monaco Street
                                               Denver, CO  80237
--------------------------------------------------------------------------------
Terri B. Smith             Officer             Vice President
                                               INVESCO Funds Group, Inc.
                                               4350 South Monaco Street
                                               Denver, CO  80237
--------------------------------------------------------------------------------
Tane' T. Tyler             Officer             Vice President & Assistant
                                               General Counsel
                                               INVESCO Funds Group, Inc.
                                               4350 South Monaco Street
                                               Denver, CO 80237
--------------------------------------------------------------------------------
Thomas R. Wald             Officer             Vice President
                                               INVESCO Funds Group, Inc.
                                               4350 South Monaco Street
                                               Denver, CO  80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Jim R. Webb                Officer             Vice President
                                               INVESCO Funds Group, Inc.
                                               4350 South Monaco Street
                                               Denver, CO  80237
--------------------------------------------------------------------------------
Judy P. Wiese              Officer             Vice President & Assistant
                                               Secretary
                                               INVESCO Funds Group, Inc.
                                               4350 South Monaco Street
                                               Denver, CO  80237
--------------------------------------------------------------------------------
Neil B. Wood               Officer             Vice President
                                               INVESCO Funds Group, Inc.
                                               4350 South Monaco Street
                                               Denver, CO  80237
--------------------------------------------------------------------------------
Mark A. Ballenger          Officer             Assistant Vice President
                                               INVESCO Funds Group, Inc.
                                               4350 South Monaco Street
                                               Denver, CO  80237
--------------------------------------------------------------------------------
Vaughn A. Greenlees        Officer             Assistant Vice President
                                               INVESCO Funds Group, Inc.
                                               4350 South Monaco Street
                                               Denver, CO 80237
--------------------------------------------------------------------------------
Michael D. Legoski         Officer             Assistant Vice President
                                               INVESCO Funds Group, Inc.
                                               4350 South Monaco Street
                                               Denver, CO 80237
--------------------------------------------------------------------------------
David H. McCollum          Officer             Assistant Vice President
                                               INVESCO Funds Group, Inc.
                                               4350 South Monaco Street
                                               Denver, CO  80237
--------------------------------------------------------------------------------
William S. Mechling        Officer             Assistant Vice President
                                               INVESCO Funds Group, Inc.
                                               4350 South Monaco Street
                                               Denver, CO 80237
--------------------------------------------------------------------------------
Craig J. St. Thomas        Officer             Assistant Vice President
                                               INVESCO Funds Group, Inc.
                                               4350 South Monaco Street
                                               Denver, CO 80237
--------------------------------------------------------------------------------
Eric S. Sauer              Officer             Assistant Vice President
                                               INVESCO Funds Group, Inc.
                                               4350 South Monaco Street
                                               Denver, CO  80237
--------------------------------------------------------------------------------
C. Vince Sellers           Officer             Assistant Vice President
                                               INVESCO Funds Group, Inc.
                                               4350 South Monaco Street
                                               Denver, CO 80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Jeraldine E. Kraus         Officer             Assistant Secretary
                                               INVESCO Funds Group, Inc.
                                               4350 South Monaco Street
                                               Denver, CO 80237
--------------------------------------------------------------------------------
ITEM 27.  (a) PRINCIPAL UNDERWRITERS

              INVESCO Bond Funds, Inc.
              INVESCO Combination Stock & Bond Funds, Inc.
              INVESCO Counselor Series Funds, Inc.
              INVESCO International Funds, Inc.
              INVESCO Manager Series Funds, Inc.
              INVESCO Money Market Funds, Inc.
              INVESCO Sector Funds, Inc.
              INVESCO Stock Funds, Inc.
              INVESCO Treasurer's Series Funds, Inc.
              INVESCO Variable Investment Funds, Inc.

          (b)

                            Positions and             Positions and
Name and Principal          Offices with              Offices with
Business Address            Underwriter               the Company
----------------            -----------               -------------

Raymond R. Cunningham       Chairman of the Board,    President, Chief Executive
4350 South Monaco Street    President, and Chief      Officer & Director
Denver, CO  80237           Executive Officer

William J. Galvin, Jr.      Senior Vice               Assistant Secretary
4350 South Monaco Street    President,
Denver, CO  80237           Asst. Secretary
                            & Director

Ronald L. Grooms            Senior Vice               Treasurer &
4350 South Monaco Street    President,                Chief Financial
Denver, CO  80237           Treasurer, &              and Accounting Officer
                            Director

Richard W. Healey           Senior Vice               Director
4350 South Monaco Street    President &
Denver, CO  80237           Director

Timothy J. Miller           Director
4350 South Monaco Street
Denver, CO 80237

Glen A. Payne               Senior Vice               Secretary
4350 South Monaco Street    President,
Denver, CO 80237            Secretary &
                            General Counsel

Pamela J. Piro              Assistant Treasurer       Assistant Treasurer
4350 South Monaco Street
Denver, CO 80237

Mark H. Williamson                                    Chairman of the Board
4350 South Monaco Street
Denver, CO 80237

        (c)  Not applicable.

ITEM 28.         LOCATION OF ACCOUNTS AND RECORDS
                 --------------------------------

                 Raymond R. Cunningham
                 4350 South Monaco Street
                 Denver, CO  80237

ITEM 29.         MANAGEMENT SERVICES
                 -------------------

                 Not applicable.

ITEM 30.         UNDERTAKINGS
                 ------------

                 Not applicable

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Company certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 38 to its Registration Statement on Form N-1A pursuant to Rule 485(b) under the Securities Act of 1933 and it has duly caused this post-effective amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver, County of Denver, and State of Colorado, on the 14th day of July, 2003.

Attest:                                         INVESCO Sector Funds, Inc.

/s/ Glen A. Payne                               /s/ Raymond R. Cunningham

----------------------------------              --------------------------------
Glen A. Payne, Secretary                        Raymond R. Cunningham, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

/s/  Raymond R. Cunningham                      /s/ Lawrence H. Budner*

----------------------------------              --------------------------------
Raymond R. Cunningham, President &              Lawrence H. Budner, Director
Director (Chief Executive Officer)

/s/ Ronald L. Grooms                            /s/ John W. McIntyre*

----------------------------------              --------------------------------
Ronald L. Grooms, Treasurer                     John W. McIntyre, Director
(Chief Financial and Accounting Officer)

/s/ Victor L. Andrews*                          /s/ Richard W. Healey*

----------------------------------              --------------------------------
Victor L. Andrews, Director                     Richard W. Healey, Director

/s/ Bob R. Baker*                               /s/ Sueann Ambron*

----------------------------------              --------------------------------
Bob R. Baker, Director                          Sueann Ambron, Director

/s/ James T. Bunch*                             /s/ Larry Soll*

----------------------------------              --------------------------------
James T. Bunch, Director                        Larry Soll, Director

                                                /s/ Gerald J. Lewis*
                                                --------------------------------
                                                Gerald J. Lewis, Director



By                                              By     /s/ Glen A. Payne
   -------------------------------                ------------------------------
Edward F. O'Keefe                               Glen A. Payne
Attorney in Fact                                Attorney in Fact

* Original Powers of Attorney authorizing Edward F. O'Keefe and Glen A. Payne, and each of them, to execute this post-effective amendment to the Registration Statement of the Registrant on behalf of the above-named directors and officers of the Registrant are filed herewith.

                                  Exhibit Index


Exhibit Number                    Exhibit
--------------                    ----------------------

   (e)(1)                         Underwriting Agreement

   (f)(2)                         Deferred Retirement Plan Account Agreement for
                                  Independent Directors

   (g)                            Custodian Agreement

   (h)(1)                         Transfer Agency Agreement

   (h)(2)                         Administrative Services Agreement

   (j)                            Consent of Independent Accountants

   (m)(1) Amended and Restated Master Plan and Agreement of Distribution with respect to Investor Class Shares

   (m)(2) Amended and Restated Master Distribution Plan and Agreement adopted pursuant to Rule 12b-1 with respect to Class A Shares

   (m)(3) Amended and Restated Master Distribution Plan and Agreement adopted pursuant to Rule 12b-1 with respect to Class B Shares

   (m)(4) Amended and Restated Master Distribution Plan and Agreement adopted pursuant to Rule 12b-1 with respect to Class C Shares

   (m)(5) Amended and Restated Master Distribution Plan and Agreement adopted pursuant to Rule 12b-1 with respect to Class K Shares

   (n)                            Multiple Class Plan pursuant to Rule 18f-3

   (p)                            Code of Ethics pursuant to Rule 17j-1

   Powers of Attorney